SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7 (File No. 333-186220)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61 (File No. 811-07623)	☒

(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

(previously IDS Life of New York Variable Annuity Account)

(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York

(previously IDS Life Insurance Company of New York)

(Name of Depositor)

20 Madison Avenue Extension, Albany, NY 12203

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 2, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2016
RiverSource
RAVA 5 Advantage® Variable Annuity
RAVA 5 Select® Variable Annuity
RAVA 5 Access® Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuities
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities RiverSource of New York Variable Annuity Account

Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
Contracts described in this prospectus are offered for contract applications signed on or after April 29, 2013.
This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.
Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
ALPS Variable Investment Trust
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Deutsche Variable Series II
Fidelity® Variable Insurance Products — Service Class 2
Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) — Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Ivy Funds Variable Insurance Portfolios
Janus Aspen Series: Service Shares
Lazard Retirement Services, Inc.
Legg Mason Partners Variable Income Trust
MFS® Variable Insurance TrustSM
Morgan Stanley Universal Institutional Funds (UIF)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds — Service Shares
PIMCO Variable Insurance Trust (VIT)
VanEck VIP Trust
Wells Fargo Variable Trust
Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

0    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. RiverSource Life of NY may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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2    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract. Unless your investment options have been restricted under a living benefit rider, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our service center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

4    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the service center. Any transaction or service requests sent or directed to any location other than our service center may end up delayed or not processed. Our service center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our service center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our service center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contracts in Brief
This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. RAVA 5 Advantage and RAVA 5 Select include the option to purchase living benefit riders; effective Nov. 16, 2015, living benefit riders are not available under RAVA 5 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable charges).
Buying a contract: When buying a contract you must provide us a minimum initial purchase payment. The minimum initial purchase payment varies between $1,000 and $10,000 based on contract class and product type. In no case may purchase payments exceed $1,000,000 without our prior approval. We may also further limit, or restrict, purchase payments in certain contract years or based on age, and in conjunction with a living benefit rider elections.
There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities — with or without optional benefit riders — are not right for everyone. Make sure you have all the facts you need before you purchase a variable annuity or choose an optional benefit rider. Some of the factors you may wish to consider include:
•	“Tax Free” Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
•	Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
•	Taxes: Generally, income earned on your contract value grows tax-deferred until you take surrender or begin to receive payouts. Upon surrender, income taxes generally apply, (under certain circumstances, IRS penalty taxes may also apply to surrenders) unless you direct such amounts to be transferred to another investment within the same retirement plan, have them directly rolled over to another eligible retirement plan such as an IRA, or qualify for Section 1035 treatment. The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, generally you will be taxed on the income if you are the owner. (see “Taxes”)
•	Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are

6    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.
•	How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. Does the contract meet your current and anticipated future needs for liquidity?
•	If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?
•	The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see “Charges”)
•	How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the SecureSource 3 NY, SecureSource 4 NY or SecureSource 4 Plus NY riders, the guaranteed amounts under the rider will be reduced and for any withdrawal during the credit period, you will not receive Annual Credits on the next rider anniversary. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)
•	Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.
•	Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Free look period: You may return your contract to your financial advisor or to our service center within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our service center. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account. (see “The Fixed Account”)
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. Regular fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 ½) and may have other tax consequences. If you have elected the SecureSource 3 NY, SecureSource 4 NY or SecureSource 4 Plus NY riders, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)
Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits (not available under RAVA 5 Access contracts as of Nov. 16, 2015) include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic

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withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional withdrawal benefits may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. For contracts with applications signed on or after May 4, 2015, we offer the SecureSource 4 NY rider and SecureSource 4 Plus NY rider. For contracts with applications signed prior to May 4, 2015, we offered the SecureSource 3 NY rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource 4 NY rider, the SecureSource 4 Plus NY rider or the SecureSource 3 NY rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series.
Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).
We offer the following optional death benefits: Return of Purchase Payments (ROPP) Death Benefit, Maximum Anniversary Value (MAV) Death Benefit and 5-year MAV Death Benefit.
If you select an optional living benefit, we restrict investment options available to you, which will limit transfers and allocations and may limit the timing, amount and allocation of purchase payments.(see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”). If you select a SecureSource series rider, the amount of surrenders that can be taken under the optional benefit during a contract year may be limited. In addition, the Income Guide program is not available to contracts issued with a living benefit rider. For more information on considerations before buying optional living benefits, please see “Optional Benefits.”
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account is not available after the annuitization start date. (see “The Annuity Payout Period”)
Termination of the contract: The contract will be terminated under the following conditions:
1.	After the death benefit is paid, the contract will terminate.
2.	Reduction of the contract value to zero will terminate the contract unless benefits are payable under the terms of an optional living benefit rider.
3.	Your written request for a full surrender will terminate the contract.

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Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first tables describe the fees and expenses that you will pay at the time that you surrender one of these contracts.
Contract Owner Transaction Expenses
Surrender charges for RAVA 5 Advantage:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
Surrender charge for RAVA 5 Select:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
Contract Year**	Surrender charge percentage applied to purchase payments
1	7%
2	6
3	5
4	4
5+	0
There are no surrender charges on and after the fourth contract anniversary.
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.
Surrender charge for RAVA 5 Access: 0%
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.

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Contract administrative charge at full surrender:
Maximum: $50	Current: $30
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $30
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose and the contract year you are in determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.
RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit	1.85
MAV Death Benefit	1.75

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Through the 10th contract anniversary	Mortality and expense risk fee
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
Other Annual Expenses
Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits. Investment allocation restrictions apply. Living benefit riders are not available for RAVA 5 Access contract applications signed on or after November 16, 2015.
SecureSource 4 NY®– Single life rider fee	Maximum: 2.25%	Current: 1.15%
SecureSource 4 NY®– Joint life rider fee	Maximum: 2.25%	Current: 1.15%
SecureSource 4 Plus NY®– Single life rider fee	Maximum: 2.75%	Current: 1.45%
SecureSource 4 Plus NY®– Joint life rider fee	Maximum: 2.75%	Current: 1.45%
SecureSource 3 NY®– Single life rider fee (available for contract applications signed prior to May 4, 2015)	Maximum: 2.25%	Current: 1.10%
SecureSource 3 NY®– Joint life rider fee (available for contract applications signed prior to May 4, 2015)	Maximum: 2.25%	Current: 1.10%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit®(APB®) rider fee	Maximum: 2.00%	Current: 1.30%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
*	For contract applications signed prior to May 1, 2016, the following fees apply:

For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – April 30, 2016	2.00%	1.00%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – June 30, 2016	2.00%	1.00%
July 1, 2016 and later	2.00%	1.30%
Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2015, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds(1)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.46	7.24
(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    11

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)	0.70	0.25	0.13	—	1.08	—	1.08
AB VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.07	—	1.07	—	1.07
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.40	—	1.35	0.05	1.30 (1)
American Century VP Value, Class II	0.87	0.25	—	—	1.12	0.18	0.94 (2)
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.25	—	1.12	0.13	0.99 (3)
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.70	0.13	0.11	—	0.94	0.02	0.92 (4)
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.63	0.25	0.25	—	1.13	—	1.13
Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.68	0.25	0.07	—	1.00	—	1.00
Columbia Variable Portfolio – Disciplined Core Fund (Class 2)***	0.65	0.25	0.08	—	0.98	—	0.98
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)	1.10	0.25	0.35	0.04	1.74	—	1.74 (5)
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	0.63	0.25	0.09	—	0.97	—	0.97
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.60	0.25	0.15	—	1.00	—	1.00
Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	1.18	0.25	0.18	—	1.61	—	1.61 (6)(7)
Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.65	0.25	0.12	—	1.02	0.08	0.94 (8)
Columbia Variable Portfolio – Government Money Market Fund (Class 2)***	0.39	0.25	0.10	—	0.74	0.04	0.70 (9)
Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.65	0.25	0.12	—	1.02	0.01	1.01 (10)
Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.65	0.25	0.08	—	0.98	—	0.98
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)	0.47	0.25	0.07	—	0.79	—	0.79
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.71	0.25	0.08	—	1.04	0.03	1.01 (6)(10)
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)	0.20	0.13	0.13	—	0.46	—	0.46
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.47	0.25	0.07	—	0.79	—	0.79
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)***	0.49	0.25	0.08	—	0.82	0.01	0.81 (11)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.23	0.25	0.08	0.45	1.01	—	1.01
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.23	0.25	0.04	0.50	1.02	—	1.02
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.03	0.58	1.06	—	1.06
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.20	0.25	0.02	0.54	1.01	—	1.01
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)	0.82	0.25	0.13	—	1.20	0.19	1.01 (10)
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)	0.82	0.25	0.11	—	1.18	—	1.18

12    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Select International Equity Fund (Class 2)	0.87	0.25	0.13	—	1.25	0.10	1.15 (6)(12)
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.74	0.25	0.07	—	1.06	—	1.06
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.87	0.25	0.12	—	1.24	0.08	1.16 (13)
Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.60	0.25	0.10	—	0.95	0.01	0.94 (8)
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)	0.85	0.25	0.07	—	1.17	—	1.17
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	0.42	0.25	0.08	—	0.75	—	0.75
Deutsche Alternative Asset Allocation VIP, Class B	0.31	0.25	0.27	1.12	1.95	0.24	1.71 (14)
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94	—	0.94
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.01	—	0.71	—	0.71
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.69	0.25	0.04	—	0.98	—	0.98
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.62	0.25	0.03	0.01	0.91	0.01	0.90 (15)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.06	—	0.77	—	0.77
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	2.96	0.82	4.33	2.89	1.44 (16)
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.09	1.49	0.44	1.05 (17)
Ivy Funds VIP Asset Strategy	0.68	0.25	0.06	—	0.99	—	0.99
Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.50	0.25	0.13	—	0.88	0.01	0.87 (18)
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	0.05	0.25	1.17	0.79	2.26	1.02	1.24 (19)
Janus Aspen Series Janus Portfolio: Service Shares	0.66	0.25	0.11	—	1.02	—	1.02
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.21	—	1.31	0.26	1.05 (20)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (21)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	5.25	0.04	7.24	3.98	3.26 (22)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.54	0.25	0.44	—	1.23	0.06	1.17 (22)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.59	0.25	0.15	0.03	1.02	0.03	0.99 (23)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.12	—	1.05	—	1.05
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.83	1.51	0.16	1.35 (24)

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    13

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	0.95	0.25	0.05	0.30	1.55	0.28	1.27 (25)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	0.01	—	0.76	—	0.76
VanEck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.46	—	2.46	1.01	1.45 (26)
Variable Portfolio – Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.78	1.07	—	1.07 (27)(28)
Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.49	0.25	0.06	—	0.80	—	0.80
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	—	1.45
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)	0.51	0.25	0.13	—	0.89	—	0.89 (6)(7)
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	1.00	0.25	0.14	—	1.39	0.03	1.36 (29)
Variable Portfolio – Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.59	0.88	—	0.88 (27)(28)
Variable Portfolio – DFA International Value Fund (Class 2)	0.80	0.25	0.08	—	1.13	—	1.13
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.70	0.25	0.11	—	1.06	0.06	1.00 (30)
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	0.01	0.81 (31)
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.81	0.25	0.08	—	1.14	0.01	1.13 (32)
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2)***	0.83	0.25	0.09	—	1.17	—	1.17
Variable Portfolio – Loomis Sayles Growth Fund (Class 2)	0.67	0.25	0.07	—	0.99	—	0.99 (6)
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2)***	0.70	0.25	0.07	0.03	1.05	—	1.05 (33)
Variable Portfolio – MFS® Value Fund (Class 2)	0.66	0.25	0.07	—	0.98	—	0.98
Variable Portfolio – Moderate Portfolio (Class 2)	0.03	0.25	0.01	0.70	0.99	—	0.99 (27)(28)
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.74	1.03	—	1.03 (27)(28)
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.64	0.93	—	0.93 (27)(28)
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2)***	0.70	0.25	0.06	—	1.01	—	1.01
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.75	0.25	0.14	—	1.14	0.05	1.09 (33)(34)
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	0.03	0.25	3.59	0.67	4.54	3.63	0.91 (35)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	0.02	0.25	3.12	0.65	4.04	3.00	1.04 (35)
Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.67	0.25	0.07	—	0.99	—	0.99
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.68	0.25	0.08	—	1.01	—	1.01
Variable Portfolio – Oppenheimer International Growth Fund (Class 2)***	0.88	0.25	0.09	—	1.22	—	1.22
Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.94	0.25	0.08	—	1.27	0.09	1.18 (36)

14    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.99	0.25	0.08	—	1.32	0.14	1.18 (36)
Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.88	0.25	0.09	—	1.22	0.01	1.21 (40)
Variable Portfolio – TCW Core Plus Bond Fund (Class 2)	0.51	0.25	0.07	—	0.83	0.02	0.81 (37)
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2)***	0.83	0.25	0.08	—	1.16	0.06	1.10 (38)
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.52	0.25	0.08	—	0.85	0.04	0.81 (31)
Wells Fargo VT Opportunity Fund – Class 2***	0.70	0.25	0.14	—	1.09	0.09	1.00 (39)
Wells Fargo VT Small Cap Growth Fund – Class 2***	0.80	0.25	0.13	—	1.18	—	1.18
Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.10	—	1.05	—	1.05
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in the Appendix under “The Funds”.
(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(3)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2017. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.915%.
(5)	Acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(6)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
(7)	Management fee rate has been restated to reflect current fees based on current asset levels.
(8)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.94%.
(9)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.70%.
(10)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.01%.
(11)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.81%.
(12)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.15%.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    15

(13)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16%.
(14)	Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.59% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.12%). These agreements may only be terminated with the consent of the fund's Board.
(15)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (the “acquired fund”) for at least the next 12 month period.
(16)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(17)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.04% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2017 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
(18)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(19)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(20)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(21)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(22)	Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2019 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 2.40% of the average daily net asset value of Absolute Return Multi-Manager Portfolio and 1.17% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(23)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
(24)	PIMCO has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(25)	PIMCO has contractually agreed, through May 1, 2017, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. Certain fees and expenses are not waived or reimbursed, such as direct or indirect (through Acquired Funds) interest expense or dividends paid on borrowed securities, and the expense of investing in Acquired Funds other than certain PIMCO funds. The amount of such expenses will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee,

16    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMAMA Subsidiary") to PIMCO. The GMAMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMA Subsidiary is in place.
(26)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% for Class S of the Fund's average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(27)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund. In addition, acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(28)	Management fees have been restated to reflect current management fee rates, which reflects a shareholder-approved fee change.
(29)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.36%.
(30)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.00%.
(31)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.81%.
(32)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.13%.
(33)	Management fees have been restated to reflect current management fee rates.
(34)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.09%.
(35)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.91% for Variable Portfolio – Multi-Manager Diversified Income Fund and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund.
(36)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.18%.
(37)	Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of its management fee for assets up to $1 billion through April 30, 2017.
(38)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10%.
(39)	The Adviser has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
(40)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21%.

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Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses (for contracts with living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP and SecureSource 4 Plus NY(1),(3). Living benefit riders are not available under RAVA 5 Access. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,306	$2,441	$3,550	$6,569	$586	$1,809	$3,097	$6,569
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,232	2,395	3,531	6,681	602	1,854	3,168	6,681
RAVA 5 Select	1,167	2,289	3,286	6,865	627	1,928	3,286	6,865
RAVA 5 Access	NA	NA	NA	NA	NA	NA	NA	NA
Maximum Expenses (for contracts without living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP, if available(1),(3). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,645	$3,302	$4,726	$7,735	$925	$2,666	$4,268	$7,735
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,571	3,251	4,693	7,803	941	2,706	4,326	7,803
RAVA 5 Select	1,506	3,136	4,422	7,913	966	2,773	4,422	7,913
RAVA 5 Access	982	2,812	4,479	7,978	982	2,812	4,479	7,978
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$921	$1,234	$1,421	$1,978	$175	$538	$ 921	$1,978
RAVA 5 Advantage
With a seven-year surrender charge schedule	842	1,179	1,401	2,123	190	585	1,001	2,123
RAVA 5 Select	773	1,055	1,132	2,361	216	663	1,132	2,361
RAVA 5 Access	231	709	1,210	2,501	231	709	1,210	2,501
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

18    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

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Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combination for each contract in Appendix F.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed in the "Buying Your Contract - Purchase Payments" section of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that

20    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit and death benefit riders we offer with various annuity contracts, including the contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit and death benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds

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When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue.
•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.

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•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s profits, revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
The Regular Fixed Account
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer

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divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer funds for one of the SecureSource series riders and APB riders;
•	unless you have elected one of the optional living benefit riders, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer funds, if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
You can complete an application and send it along with your initial purchase payment to our service center. You may buy RAVA 5 Advantage, RAVA 5 Select or RAVA 5 Access. Each contract has different mortality and expense risk fees. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and lower mortality and expense risk fees then RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. RAVA 5 Advantage and RAVA 5 Select include the option to purchase living benefit riders; effective Nov.16, 2015, living benefit riders are not available under RAVA 5 Access. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you apply, you may select among the following:
•	the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;

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•	a beneficiary;
•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
•	ROPP Death Benefit (available if you are age 80 or older);
•	MAV Death Benefit; or
•	5-Year MAV Death Benefit;
•	for RAVA 5 Advantage and RAVA 5 Select, one of the following optional living benefit riders:
•
SecureSource 4 NY(2); or
•	SecureSource 4 Plus NY(2);or
•	Accumulation Protector Benefit.
(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Available for contract applications signed on or after May 4, 2015.
We restrict investment options if you select the SecureSource series riders or APB rider.
If you choose a SecureSource series rider or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restriction for Living Benefit Riders – Portfolio Stabilizer funds” section in this prospectus.
The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See “Purchase Payments.”)
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our service center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our service center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our service center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to our service center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.

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Purchase Payments
For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start. For all other contracts, if we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
	RAVA 5 Advantage	RAVA 5 Select	RAVA 5 Access
Qualified annuities	$1,000	$2,000	$2,000
Nonqualified annuities	$2,000	$10,000	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
RAVA 5 Advantage
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
RAVA 5 Access and RAVA 5 Select
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For the second through fifth contract year if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**	These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. For qualified annuities the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***	Additional purchase payments are not allowed after the fifth contract anniversary unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Additional purchase payment restrictions for contracts with the SecureSource series rider
These riders prohibit additional purchase payments if:
(1)	You decline any increase to the annual rider fee, or
(2)	the Annual lifetime payment is established and your contract value on an anniversary is less than four times the benefit base multiplied by the lifetime payment percentage for your current age band.

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The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contracts
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than 13 months after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see “SecureSource 4 NY /SecureSource 4 Plus NY/SecureSource 3 NY – Other Provisions” section regarding options under this rider at the annuitization start date.

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Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees for your contract.
The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract and the contract year of your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit(1)	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Select through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit(1)	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30

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After the 10th contract anniversary	Mortality and expense risk fee
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Access through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit(1)	1.85
MAV Death Benefit	1.75
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series:
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

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•	current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.
1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.
2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.
For an example, see Appendix B.

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Fixed Payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuititzation.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to receive annuity payments for a specified period and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)
•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

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Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource 4 NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.15% for SecureSource 4 NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.
Once you elect the SecureSource 4 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 4 NY – Single Life rider and SecureSource 4 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii ) any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv) any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Plus NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.45% for SecureSource 4 Plus NY – Single Life rider or SecureSource 4 NY – Joint Life rider.

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The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.
Once you elect the SecureSource 4 Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 4 Plus NY – Single Life rider and SecureSource 4 Plus NY – Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii ) any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero,
(iv) any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries, and
(v) any future Base Doubler adjustment and the Base Doubler will be permanently reset to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 3 NY Rider Charge
(Not available for contract applications signed after May 4, 2015)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.10% for SecureSource 3 NY – Single Life rider or SecureSource 3 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added)or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary . We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

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Once you elect the SecureSource 3 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 3 NY – Single Life rider and SecureSource 3 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii ) any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv) any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contract applications signed on or after May 1, 2016, the current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits – Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.
We reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice.
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.

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*	For contract applications signed prior to May 1, 2016, the following fees apply:

For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – April 30, 2016	2.00%	1.00%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – June 30, 2016	2.00%	1.00%
July 1, 2016 and later	2.00%	1.30%
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)
Valuing Your Investment
We value your accounts as follows:
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
•	minus any prorated portion of the contract administrative charge.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.

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The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge;
•	the SecureSource series rider charge; or
•	Accumulation Protector Benefit rider charge.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund

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charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, Inc. (“AFSI”) which is our affiliate and we only currently offer variable annuity contracts through AFSI. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Ameriprise advisor registered with AFSI assigned as the agent of record on your contract.
(7)	All participants covered by the program must be at least age 50 and no older than age 85.

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These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFSI is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFSI. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount

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We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.

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The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%

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Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

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$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFSI, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFSI assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFSI will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFSI is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.

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You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our service center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our service center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
For RAVA 5 Advantage and RAVA 5 Select
•	Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.
•	You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
For RAVA 5 Access
•	Before the annuitization start date, you may transfer contract values between the subaccounts at any time.

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•	You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

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Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers or surrenders:	Contract value or entire account balance

46    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.
•	If you have a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Living Benefit Riders”).
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-541-2251
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our service center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our service center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our service center in good order before the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our service center in good order at or after the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under a term certain installment plan that provides monthly annuity payments for a period of years if such plans are allowed by us.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. The minimum contract value after a partial surrender is $500.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.

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We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the surrender amount includes a purchase payment check that has not cleared;
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or

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–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected SecureSource series rider or APB rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. Effective May 1, 2016, contracts with the SecureSource 4 NY – Single Life and SecureSource 4 Plus NY – Single Life rider cannot add a joint annuitant.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our service center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Our current administrative process requires only the new owner to meet the age limitations. We can stop this administrative process at any time.
The death benefit may change due to a change of ownership.
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series – Single Life rider, an ownership change will not change the covered person under the rider.
The SecureSource series – Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the covered spouses under the rider. If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. (See “Optional Benefits — Optional Living Benefits.”)

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Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	contract value after any rider charges have been deducted; or
•	the Return of Purchase Payments (ROPP) value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•	You purchase the contract with a payment of $20,000.
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a standard death benefit of:	$ 18,333
since this is greater than your contract value of $16,500
If you Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

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Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

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In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.
If you Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which income payments may begin under the contract) or the date the death benefit is due and payable. If we determine that the death benefit has become payable, we will do a thorough search to locate all beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. There is also a presumption of abandonment that requires escheatment when a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner. If your beneficiary steps forward to claim escheated annuity proceeds (with the proper documentation), the state is obligated to pay any such proceeds it is holding. To prevent escheatment, it is important that you keep your beneficiary designations up to date, including complete names, current addresses and phone numbers as well as taxpayer identification numbers. Updates to your beneficiary designations should be sent to our service center.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:
•	ROPP Death Benefit;
•	MAV Death Benefit; and

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•	5- Year MAV Death Benefit.
If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted, or
2.	the ROPP Value as described above.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
As described below, if you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above; or
3.	the MAV.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.

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If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above; or
3.	the 5-year MAV.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with all of the SecureSource Series of riders:
Key Terms
Age Bands: Each Age Band is associated with a Lifetime Payment Percentage. In addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 4 NY and SecureSource 3 NY. (Exception: For Secure Source 3 NY, if the covered person (Joint Life: younger covered spouse) is issue age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.) The Annual Credit is 7% for SecureSource 4 Plus NY. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment Percentage can increase.
Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The credit period is 10 years for SecureSource 3 NY. The credit period is 12 years for SecureSource 4 NY and SecureSource 4 Plus NY.

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Excess Withdrawal: a withdrawal that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: a reduction in benefits if a withdrawal is an Excess Withdrawal is processed.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal or benefit reset.
Remaining Annual Lifetime Payment (RALP): after the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. As you take withdrawals during a contract year, the Remaining Annual Lifetime Payment is reduced by the amount of the withdrawal.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
The following key terms only apply to SecureSource 4 Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life:the younger Covered Spouse).
SecureSource 4 NY Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The SecureSource 4 NY rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 4 NY rider may not be purchased with the optional SecureSource 4 Plus NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 4 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.The SecureSource 4 NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer fund(s).
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Lifetime Benefit is available.

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For important considerations whether a SecureSource 4 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•	SecureSource 4 NY – Single Life
•	SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 NY — Single Life rider.
The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 4 NY riders are not available under an inherited qualified annuity.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and his or her legally married and their spouse as defined under federal law, as named on the application for as long as the marriage is valid remains and in effect. If any contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant as named on the application. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.

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•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.

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The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.
(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and

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(1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
•	RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.

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At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).

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•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 4 Plus NY Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The SecureSource 4 Plus NY rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 4 Plus NY rider may not be purchased with the optional SecureSource 4 NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see Base Doubler below)
The SecureSource 4 Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
•	The SecureSource 4 Plus NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer fund(s).
The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
For important considerations whether a SecureSource 4 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•	SecureSource 4 Plus NY – Single Life
•	SecureSource 4 Plus NY – Joint Life
The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY — Single Life rider.

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The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: covered person must be at least age 58 but not older than 85 on the date the contract is issued; or
•	Joint Life: covered spouses must be at least age 58 but not older than 85 on the date the contract is issued.
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and his or her legally married their spouse as defined under federal law, as named on the application for as long as the marriage is valid and remains in effect. If any contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year. The ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
The ALP is established on the rider effective date.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).

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•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage, if no withdrawal has been taken and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(B)	If the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary if the initial Credit Period starts on the rider effective date
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.

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The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% Annual Credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added or base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.

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If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•	If the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
•	The ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
•	After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.

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Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract..
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 3 NY Rider
(Not available for contract applications signed on or after May 4, 2015.)
The SecureSource 3 NY rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 NY rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 3 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 3 NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than those offered under the Portfolio Stabilizer fund(s).
The SecureSource 3 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.

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As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Lifetime Benefit is available.
For important considerations whether a SecureSource 3 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
AVAILABILITY
There are two SecureSource 3 NY riders available under your contract:
•	SecureSource 3 NY – Single Life
•	SecureSource 3 NY – Joint Life
The information in this section applies to both SecureSource 3 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 3 NY — Single Life rider covers one person who is named at contract issue. The SecureSource 3 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 NY — Single Life rider or the SecureSource 3 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 3 NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed prior to May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 3 NY riders are not available under an inherited qualified annuity.
The SecureSource 3 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 3 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The

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covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3%	2.5%
59-64	4%	3.5%
65-79	5%	4.5%
80+	6%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made

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The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.
(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage. If the covered person (Joint Life: younger covered spouse) is issue age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.

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The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.

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–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 3 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.

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•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 NY rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.
•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading above). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource 4 Plus NY, if the withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available (Excess Withdrawal), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider.
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

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For non-natural ownership arrangements that allow for spousal continuation one covered spouse must be the annuitant and the other covered spouse must be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below.

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An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	you must invest in the approved investment options, which are currently Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program);
•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) Also, additional purchase payments are limited to $100,000, however, this restriction is currently being waived until further notice;
•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Pr
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

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Waiting Period: The Waiting Period for the rider is 10 years. The Waiting Period will restart on the latest contract anniversary if you change your investment option and the annual rider fee increases more than 0.20 percentage points and if the remaining Waiting Period is less than three years. Our right to restart the Waiting Period under these conditions is currently being waived until further notice.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of elective step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges — Accumulation Protector Benefit rider charge”).
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
The rider will terminate on the Benefit Date.
For an example, see Appendix D.

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Investment Allocation Restrictions for LIVING Benefit Riders
If you elect SecureSource series rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the terms of the rider. The Portfolio Stabilizer funds are available to all contract owners, regardless of whether a living benefit rider has been elected. Currently we offer total of four Portfolio Stabilizer funds, (the Funds) and the number of available Funds may be reduced to one. We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any).
The Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1),
2. Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
3. Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)
4. Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)
(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Portfolio Stabilizer funds. Currently, you can invest in three or four Portfolio Stabilizer funds, depending on the living benefit rider you own. You are responsible for determining which Portfolio Stabilizer funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
If you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Portfolio Stabilizer funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in a Portfolio Stabilizer fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full

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surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Portfolio Stabilizer funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant's age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

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Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

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If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios, (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.

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Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.

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Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

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•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

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Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

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In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
•	compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

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You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.
RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 2) (previously Columbia Variable Portfolio - Large Core Quantitative Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Diversified Absolute Return Fund (Class 2)	Seeks to provide shareholders with absolute (positive) returns.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks high a level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Government Money Market Fund (Class 2) (previously Columbia Variable Portfolio -- Cash Management Fund (Class 2))	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio - Core Bond Fund (Class 2))	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

88    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select International Equity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, (each managing a portion of the Fund's portfolio), subadviser.
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Deutsche Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	Seeks total return through growth of capital and income.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Investment Advisers LLC
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

90    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Variable Portfolio - AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - DFA International Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks to provide shareholders with a high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.
Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.
Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio - Pyrford International Equity Fund (Class 2))	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Lazard Asset Management LLC., subadviser.
Variable Portfolio - Loomis Sayles Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 2) (previously Variable Portfolio - Sit Dividend Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - MFS® Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio - Holland Large Cap Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2)* *Effective on or about June 1, 2016, renamed Variable Portfolio - CenterSquare Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc.*, subadviser.

*Effective on or about June 1, 2016,
Morgan Stanley Investment Management Inc. will no longer serve as the subadviser to the Fund and CenterSquare Investment Management, Inc. will begin to serve as the subadviser to the Fund.
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, LLC, subadviser.
Variable Portfolio - Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio - Invesco International Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; OppenheimerFunds, Inc., subadviser.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia (doing business as The London Company), Palisade Capital Management, L.L.C. and Wells Capital Management Inc., subadvisers.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc.*, River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.

*Effective on or about June 21, 2016,
Donald Smith & Co., Inc. will no longer serve as the subadviser to the Fund.
Variable Portfolio - Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; FIAM LLC (doing business as Pyramis Global Advisors, LLC), subadviser.
Variable Portfolio - TCW Core Plus Bond Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.
Variable Portfolio - Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio - Victory Established Value Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
Wells Fargo VT Opportunity Fund - Class 2 (previously Wells Fargo Advantage VT Opportunity Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

94    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix B: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$56,470.00	$36,764.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:

96    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

			Contract with Gain	Contract with Loss
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00
Full surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:

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			Contract with Gain	Contract with Loss
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	2,000.00	1,832.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(2,000.00)	(1,832.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$57,970.00	$38,138.00
Partial surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.

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We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,208.33	15,582.48
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,208.33	15,582.48
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,208.33	18,761.94
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,208.33	18,761.94
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	208.33	582.48
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,208.33	15,582.48
		Surrender charge:	(208.33)	(582.48)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    99

Appendix C: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract (with the ROPP rider) with a payment of $20,000.
•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a death benefit of:	$18,333
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract (with the MAV rider) with a payment of $20,000.
•	On the first contract anniversary the contract value grows to $24,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 =
$22,000	–1,636
for a death benefit of:	$22,364
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.
•	On the fifth contract anniversary the contract value grows to $30,000.
•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000

100    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 =
$25,000	–1,800
for a death benefit of:	$28,200

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    101

Appendix D: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — SecureSource 3 NY Riders
Assumptions:
•	You purchase the contracts with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%
1	0	0	98,000	100,000	106,000	100,000	4,240	4,240	4.00%
2	0	0	105,000	100,000	112,000	105,000	4,480	4,480	4.00%
3	0	0	120,000	120,000 (1)	120,000	120,000	4,800	4,800	4.00%
3.5	0	4,800	115,200	120,000	120,000	115,200	4,800	0	4.00%
4	0	0	113,000	120,000	120,000 (2)	115,200	4,800	4,800	4.00%
5	0	0	110,000	120,000	127,200	115,200	5,088	5,088	4.00%
6	0	0	140,000	140,000	140,000	140,000	7,000	7,000	5.00% (3)
7	0	0	120,000	140,000	148,400	140,000	7,420	7,420	5.00%
7.5	0	10,000	110,000	136,792	144,999 (4)	129,542	7,250	0	5.00%
8	0	0	105,000	136,792	144,999	129,542	7,250	7,250	5.00%
9	0	0	116,000	136,792	153,207	129,542	7,660	7,660	5.00%
(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.

102    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Example — SecureSource 4 NY Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4% (1)
1	—	—	98,000	100,000	106,000	100,000	4,240	4,240	4%
2	—	—	105,000	100,000	112,000	105,000	4,480	4,480	4%
3	—	—	120,000	120,000 (2)	120,000	120,000	4,800	4,800	4%
3.5	—	4,800	115,200	120,000	120,000	115,200	4,800	—	4%
4	—	—	113,000	120,000	120,000 (3)	115,200	4,800	4,800	4%
5	—	—	110,000	120,000	127,200	115,200	5,088	5,088	4%
6	—	—	140,000	140,000	140,000	140,000	7,000	7,000	5% (4)
7	—	—	120,000	140,000	148,400	140,000	7,420	7,420	5%
7.5	—	10,000	110,000	136,792	144,999 (5)	129,542	7,250	—	5%
8	—	—	105,000	136,792	144,999	129,542	7,250	7,250	5%
9	—	—	116,000	136,792	153,207	129,542	7,660	7,660	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".

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Example — SecureSource 4 Plus NY Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$200,000	$100,000	$100,000	$100,000	$ 4,000	$ 4,000	4% (1)
1	—	—	98,000	200,000	100,000	107,000	100,000	4,280	4,280	4%
2	—	—	105,000	200,000	100,000	114,000	105,000	4,560	4,560	4%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	4,880	4,880	4%
4	—	—	115,000	200,000	122,000	130,540	122,000	6,527	6,527	5%
5	—	—	108,000	200,000	122,000	139,080	122,000	6,954	6,954	5%
6	—	—	133,000	200,000	122,000	147,620	133,000	7,381	7,381	5%
7	—	—	135,000	200,000	122,000	156,160	135,000	7,808	7,808	5%
8	—	—	142,000	200,000	122,000	164,700	142,000	8,235	8,235	5%
9	—	—	136,000	200,000	122,000	173,240	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	147,000	9,089	9,089	5%
11	—	—	157,000	200,000	122,000	190,320	157,000	9,516	9,516	5%
12	—	—	163,000	—	122,000	200,000 (3)	163,000	10,000	10,000	5%
12.5	—	10,000	161,000	—	122,000	200,000	153,000	10,000	—	5%
13	—	—	154,000	—	122,000	200,000 (4)	154,000	10,000	10,000	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(4)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

104    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix E: Additional RMD Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    105

Appendix F: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2015. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	23	—	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	29	8	8	8	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	327	35	—	—	—	—	—	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Accumulation unit value at end of period	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	1,888	2,054	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	888	670	604	119	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97
Accumulation unit value at end of period	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,172	714	748	806	952	1,174	1,503	1,256	2,079	1,672

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	83	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	112	31	—	—	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	76	6	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	200	115	15	11	8	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	146	65	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	343	215	121	113	28	—	—	—	—

106    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	95	115	188	210	47	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,446	681	154	71	53	2	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	323	227	195	88	7	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	937	1,032	1,051	112	151	64	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	183	229	245	200	78	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	383	445	392	376	557	751	959	1,003	1,019	1,770
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	39	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88
Accumulation unit value at end of period	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,192	2,191	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	532	804	172	90	47	4	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	218	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,274	2,793	1,545	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,730	13,568	3,888	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113,712	69,461	26,594	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247,127	193,714	130,609	51,139	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	42	14	14	13	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    107

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	126	24	24	23	9	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	71	79	112	109	29	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	26	9	9	9	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	56	32	27	29	16	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	239	280	240	130	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	103	55	55	62	38	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	145	175	182	143	17	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	223	159	65	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,485	3,674	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Accumulation unit value at end of period	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	1,652	1,854	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	556	443	549	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	636	616	218	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Accumulation unit value at end of period	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,426	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90
Accumulation unit value at end of period	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	585	695	703	764	1,038	1,294	1,730	2,095	3,284	3,540

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	544	482	264	—	—	—	—	—	—	—

108    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	18	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	57	68	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	201	133	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	195	116	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	4	1	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	401	391	505	720	880	1,036	9,604	7,662	4,056	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	91	3	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Accumulation unit value at end of period	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	614	809	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	243	250	300	402	557	566	605	622	495	1,082

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	5	—	—	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	9	17	13	8	1	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21
Accumulation unit value at end of period	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	849	922	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04
Accumulation unit value at end of period	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,903	3,613	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Accumulation unit value at end of period	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	531	477	390	423	470	646	732	760	1,153	883

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,351	1,702	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    109

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	69	24	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272	239	187	—	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	46	9	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,080	6,981	6,752	5,624	4,473	976	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	97	98	139	84	10	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	107	55	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	153	155	137	104	14	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	130	87	75	81	39	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,213	6,461	7,716	11,338	9,044	2,797	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	163	71	68	67	39	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	390	218	186	185	21	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	98	80	52	29	15	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	113	54	44	37	13	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	23	9	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	37	30	29	27	8	—	—	—	—

110    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	53	54	53	54	6	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	109	58	59	60	30	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94,951	93,380	93,636	91,080	71,003	23,480	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,970	35,428	36,965	35,294	32,460	7,790	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,397	23,307	27,235	28,147	23,560	7,958	—	—	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	82	80	80	77	34	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	142	92	80	76	23	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	5	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	284	162	122	94	6	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	14	20	8	8	2	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	197	31	24	33	13	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	52	30	25	19	4	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	54	20	19	12	1	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	135	30	10	10	2	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    111

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	54	46	37	17	1	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	50	51	44	45	13	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	748	345	83	109	97	16	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Accumulation unit value at end of period	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	370	452	600	724	965	677	792	896	1,001	1,175

Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Accumulation unit value at end of period	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	302	350	373	519	683	1,016	1,258	1,243	1,559	1,303

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	172	33	—	—	—	—	—	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	26	14	—	—	—	—	—	—	—

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	11	43	49	57	19	21	14	18	30	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	6	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	234	73	69	30	19	21	34	14	51	9

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	19	—	—	—	—	—	—	—	—

112    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	41	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	37	—	—	—	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	9	9	12	15	11	19
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	47	19	11	2	1	1	6	1	21	10

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	1	—	—	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	507	320	225	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	348	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	909	873	398	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,461	1,264	832	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	16	16	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	67	69	60	43	59	59	126	349	300	79

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	31	46	34	38	73	80	195	322	117	32

114    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	13	3	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	65	30	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	36	38	26	20	38	43	50	71	85	2

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	22	56	44	57	17	23	30	37	23	16

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	5	—	—	—	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	2	74	76	574	502	276	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	49	46	42	15	37	45	48	57	28	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	—	1	1	2	2	5	12

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    115

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	24	19	1	4	30	32	41	48	16	23

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	90	143	172	203	311	347	1,011	997	672	103

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	38	133	161	205	133	87	345	557	401	106

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	8	—	—	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,680	1,631	2,086	2,258	2,243	42	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	10	10	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,123	4,009	4,508	6,544	5,782	4,585	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

116    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	30	30	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,928	12,404	12,890	10,380	9,526	4,427	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,112	2,714	2,264	2,826	3,020	416	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,724	2,936	3,209	3,443	2,731	1,348	—	—	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	10	10	1	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    117

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	10	12	17	23	6	2	1	1	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	17	6	7	11	11	5	2	4	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

118    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    119

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	96	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	477	107	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

120    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    121

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

122    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.34	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	20	22	24	24	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	372	163	77	15	16	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	73	73	73	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	92	120	120	120	120	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    123

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

124    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.00
Accumulation unit value at end of period	$1.49	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.19	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.00
Accumulation unit value at end of period	$1.33	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.00
Accumulation unit value at end of period	$1.14	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.90	$1.00
Accumulation unit value at end of period	$0.87	$0.89	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    125

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.83	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.40	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	103	124	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.08	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

126    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.27	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.20	$1.00
Accumulation unit value at end of period	$1.11	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.22	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.11	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.91	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    127

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.00
Accumulation unit value at end of period	$1.00	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS ® Utilities Series – Service Class (04/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.23	$1.00
Accumulation unit value at end of period	$1.14	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.91	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

128    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$0.93	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.15	$1.00
Accumulation unit value at end of period	$0.95	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    129

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	191	82	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	76	76	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	89	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$1.12	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

130    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.00
Accumulation unit value at end of period	$0.90	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    131

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Independent Registered Public Accounting Firm	p. 4
Condensed Financial Information (Unaudited)	p. 5
Financial Statements

132    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, Inc.
© 2008-2016 RiverSource Life Insurance Company. All rights reserved.
S-6595 CA (5/16)

PART B.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

May 1, 2016

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

S-6343 CA (5/16)

2	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	3

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2015 was $28,699,298, in 2014 was $27,460,480 and in 2013 was $27,440,933. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2015 and December 31, 2014 and for each of the three years in the period ended December 31, 2015 and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2015 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2014 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

4	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06
Accumulation unit value at end of period	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	—	—	46
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.70	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08
Accumulation unit value at end of period	$1.87	$1.85	$1.70	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22
Accumulation unit value at end of period	$1.17	$1.15	$1.23	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	20	17	33	30	25	24	75	172	142	103
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.19	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	12	—	—	—	—	—	—	—	—
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.82	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19
Accumulation unit value at end of period	$1.70	$1.70	$1.82	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—
Accumulation unit value at end of period	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	63	74	86	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04
Accumulation unit value at end of period	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	193
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.75	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08
Accumulation unit value at end of period	$1.87	$1.96	$1.75	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	11	15	13	21	30	19	16	40	32	10
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	45	16	7	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.50	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07
Accumulation unit value at end of period	$1.60	$1.64	$1.50	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	8	8	6	5	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	4	4	1	1	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.64	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06
Accumulation unit value at end of period	$1.82	$1.80	$1.64	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	—	—	—	5	5	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.73	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.55	$0.73	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	5

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.67	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09
Accumulation unit value at end of period	$1.91	$1.91	$1.67	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	2	2	43	38	31	29	27	21	15	14
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.78	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18
Accumulation unit value at end of period	$1.88	$1.95	$1.78	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	7	8	11	11	12	16	403	417	406	416
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.91	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.91	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.24	$2.30	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44
Accumulation unit value at end of period	$2.02	$2.24	$2.30	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	8	9	22	17	20	43	68	105	77	64
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97
Accumulation unit value at end of period	$1.22	$1.31	$1.30	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	4	7	6	111	108	115	89
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02
Accumulation unit value at end of period	$1.08	$1.09	$1.10	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	45	22	13	2	14	2	38
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.98	$1.92	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05
Accumulation unit value at end of period	$1.95	$1.98	$1.92	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	2	2	2	26	22
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$0.93	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.84	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03
Accumulation unit value at end of period	$1.87	$1.90	$1.84	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	17	10	15	165	74	116	88
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02
Accumulation unit value at end of period	$1.46	$1.46	$1.40	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	7	3	930	1,000	595	410
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.11	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	194	199	229	344
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.66	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12
Accumulation unit value at end of period	$2.04	$1.88	$1.66	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	1	1	2	15	12
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.73	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06
Accumulation unit value at end of period	$1.96	$1.95	$1.73	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	7	2	2	—	5	15	87	1	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

6	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,219	1,227	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	764	771	178	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	234	229	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.75	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14
Accumulation unit value at end of period	$1.96	$1.86	$1.75	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/01/2005)
Accumulation unit value at beginning of period	$2.05	$1.83	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06
Accumulation unit value at end of period	$1.93	$2.05	$1.83	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	4	4	6	196	200	200	353
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.75	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20
Accumulation unit value at end of period	$1.66	$1.59	$1.75	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	13	13	9	8	11	6	7	11	9	3
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.80	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07
Accumulation unit value at end of period	$1.88	$1.99	$1.80	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.04	$1.93	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08
Accumulation unit value at end of period	$1.96	$2.04	$1.93	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02
Accumulation unit value at end of period	$1.20	$1.20	$1.14	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3	6	20	7	1	1	2	28	2	3
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	11	11	8	8	22	40	45	10	20	90
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	4	8	5	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	6	7	5	140	73	39	86
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00
Accumulation unit value at end of period	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	8	45	26	46	83	109	249	294	366
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.93	$1.76	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08
Accumulation unit value at end of period	$1.87	$1.93	$1.76	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	5	4
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.44	$2.31	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24
Accumulation unit value at end of period	$2.39	$2.44	$2.31	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	21	21	27	26	43	30	106	127	120	102

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.55	$1.69	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24
Accumulation unit value at end of period	$1.59	$1.55	$1.69	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	5	4	4	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.10	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19
Accumulation unit value at end of period	$1.26	$1.26	$1.10	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	17	16	18	14	23	23	18	19	13	19
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	51	61	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15
Accumulation unit value at end of period	$1.73	$1.83	$1.72	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	20	19	15	10	6	19	15	17	31	28
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.12	$2.11	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12
Accumulation unit value at end of period	$1.95	$2.12	$2.11	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	9	6	9	10
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.35	$2.08	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17
Accumulation unit value at end of period	$2.12	$2.35	$2.08	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	4	4	13	13	12	12	8	23	30	30
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.64	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09
Accumulation unit value at end of period	$1.88	$1.89	$1.64	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	6	6	31	29	24	22	19	10	7	5
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.45	$1.35	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.35	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	42	40	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	21	11	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07
Accumulation unit value at end of period	$1.77	$1.89	$1.75	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	38	35	29	25	111	152	174	238
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.59	$1.42	$1.09	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.59	$1.42	$1.09	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	3	3	11	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	27	83	69	42	43	33	21	33	23	83
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09
Accumulation unit value at end of period	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	5	113	96	78	—

8	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.42	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.68	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05
Accumulation unit value at end of period	$1.97	$1.85	$1.68	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	56	65	49	49	61	27	51	48	13	12
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.14	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	29	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.03	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.22	$1.19	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	10	22	306	277	311	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.27	$2.46	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09
Accumulation unit value at end of period	$2.21	$2.27	$2.46	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	10	2	2	2	7	6
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.99	$2.67	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23
Accumulation unit value at end of period	$2.53	$2.99	$2.67	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	14	16	17	17	36	26	26	25	21	11
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00
Accumulation unit value at end of period	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	10	10	11	11	13	16	65	71	54	78
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00
Accumulation unit value at end of period	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	2	2	79
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	67	73	107	107
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.96	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22
Accumulation unit value at end of period	$2.05	$1.99	$1.96	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1	1	8	9	10	14	8	4	21	9
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.54	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04
Accumulation unit value at end of period	$1.53	$1.57	$1.54	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	18	17	12	44	13	9	207	182	194	133

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.31	$2.08	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14
Accumulation unit value at end of period	$2.16	$2.31	$2.08	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	2	3	3	3
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	30	29	64	130	89	64	152	207	224	220
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.66	$2.09	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17
Accumulation unit value at end of period	$2.85	$2.66	$2.09	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	4	5	2	2	1	7	8	5	17
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.56	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18
Accumulation unit value at end of period	$1.44	$1.44	$1.56	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.90	$1.68	$1.24	$1.07	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.23	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	173	152	85	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.55	$1.47	$1.23	$1.09	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	504	443	663	690	680	1,977	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.33	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04
Accumulation unit value at end of period	$1.41	$1.44	$1.33	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	13	6	214	88	86	71
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1,069	1,075	1,239	1,088	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00
Accumulation unit value at end of period	$1.77	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15	15	19	19	19	15	321	275	240	123
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

10	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.49	$1.49	$1.34	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	17	308	223	205	218
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	454	470	289	389	242	244	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.22	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	22	15	15	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.22	$1.09	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194	195	267	202	386	465	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.18	$1.09	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,144	1,144	1,144	1,144	1,144	1,144	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.18	$1.09	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	282	203	205	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.09	$2.06	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11
Accumulation unit value at end of period	$1.88	$2.09	$2.06	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3	3	14	13	11	13	151	162	188	106
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.14	$1.92	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04
Accumulation unit value at end of period	$2.13	$2.14	$1.92	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.46	$2.59	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31
Accumulation unit value at end of period	$2.45	$2.46	$2.59	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	6	9	25	18	21	29	71	65	62	74
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$2.14	$2.05	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15
Accumulation unit value at end of period	$2.12	$2.14	$2.05	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	30	29	33	30	41	31	90	74	100	62
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.52	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21
Accumulation unit value at end of period	$1.45	$1.43	$1.52	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	7	7	4	3	2	2	103	1	5	14
Wells Fargo VT Opportunity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.18	$1.99	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11
Accumulation unit value at end of period	$2.10	$2.18	$1.99	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/01/2005)
Accumulation unit value at beginning of period	$2.40	$2.46	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05
Accumulation unit value at end of period	$2.32	$2.40	$2.46	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.00	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	21	6	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06
Accumulation unit value at end of period	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	162	170	174	252	275	308	372	309	363	746
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12
Accumulation unit value at end of period	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,707	1,985	2,472	3,097	3,865	5,230	6,632	8,669	10,042
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88
Accumulation unit value at end of period	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52
Number of accumulation units outstanding at end of period (000 omitted)	2,043	2,442	2,820	3,618	4,504	5,738	8,136	11,767	11,635	11,404
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	207	80	—	—	—	—	—	—	—
American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.18	$1.26	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83
Accumulation unit value at end of period	$1.18	$1.18	$1.26	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	154	174	196	223	255	328	349	483	718	801
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16
Accumulation unit value at end of period	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	541	634	731	822	954	1,230	1,185	1,439	1,767	1,718
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—
Accumulation unit value at end of period	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	441	545	735	893	1,061	1,287	2,587	3,176	3,100	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04
Accumulation unit value at end of period	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	278	383	514	601	628	824	884	782	920	4,333
American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$2.99	$2.67	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66
Accumulation unit value at end of period	$2.86	$2.99	$2.67	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	199	240	262	298	318	434	579	726	1,098	1,260
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35
Accumulation unit value at end of period	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	1,905	2,330	2,727	3,322	3,902	5,111	6,018	7,174	9,957	10,957
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,104	737	571	70	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	555	604	709	798	868	1,043	1,088	1,279	1,519	1,455

12	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	121	145	158	134	80	87	94	64	46	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98
Accumulation unit value at end of period	$1.64	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,399	1,397	1,396	1,400	1,727	2,222	2,605	1,564	2,567	2,359
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.55	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	69	45	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78
Accumulation unit value at end of period	$1.35	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	4,130	4,703	5,645	7,015	8,293	10,181	12,183	14,518	17,373	19,411
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	7	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50
Accumulation unit value at end of period	$2.34	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	4,412	5,121	5,857	7,121	9,056	12,073	25,983	25,626	25,064	25,790
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.91	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.91	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	93	79	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85
Accumulation unit value at end of period	$2.55	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46
Number of accumulation units outstanding at end of period (000 omitted)	908	1,004	1,141	1,252	1,534	1,778	3,010	4,784	3,347	3,067
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39
Accumulation unit value at end of period	$1.70	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,512	1,805	2,244	2,870	3,385	4,348	10,317	10,760	10,966	9,253
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06
Accumulation unit value at end of period	$1.11	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,878	3,047	3,475	4,641	6,770	8,242	11,219	20,529	16,724	14,587
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28
Accumulation unit value at end of period	$2.33	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,639	2,026	2,615	3,269	3,985	5,649	7,246	8,622	12,510	14,822
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	921	1,126	1,342	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03
Accumulation unit value at end of period	$1.83	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,086	1,412	1,727	2,266	2,367	2,602	12,726	7,714	6,770	6,653
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25
Accumulation unit value at end of period	$1.74	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	5,203	6,160	7,316	9,998	11,850	14,745	36,166	36,244	35,353	31,453
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.09	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	452	523	621	696	847	1,089	1,464	1,986	1,950	3,548
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	13

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54
Accumulation unit value at end of period	$0.97	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	2,361	2,509	2,648	3,104	3,823	5,077	5,927	7,359	10,651	12,217
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89
Accumulation unit value at end of period	$1.60	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,886	2,012	2,254	2,524	2,864	3,730	4,854	5,907	7,782	8,282
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	805	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	732	259	261	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	992	1,095	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,729	11,658	4,144	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,514	11,841	4,474	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	305	336	431	522	640	835	1,066	1,091	1,416	1,560
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19
Accumulation unit value at end of period	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	527	648	660	754	970	1,211	2,304	3,561	2,944	5,108
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87
Accumulation unit value at end of period	$1.18	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	584	685	777	918	1,288	1,549	1,835	2,245	2,990	3,257
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07
Accumulation unit value at end of period	$1.84	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	149	151	206	233	256	168	91	95	137	187
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30
Accumulation unit value at end of period	$2.30	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	406	461	547	551	665	926	1,132	1,628	1,938	2,442
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16
Accumulation unit value at end of period	$1.35	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,465	1,920	2,551	3,805	4,940	6,564	6,838	7,386	8,083	9,055
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	638	676	738	985	1,206	1,289	1,510	1,174	752	2,782
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	161	136	62	—	—	—	—	—	—

14	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,594	2,025	2,287	2,359	2,928	2,988	8,896	7,053	6,237	6,662
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,822	4,286	5,146	6,132	7,349	9,628	13,436	20,314	16,371	14,295
Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.74	$1.59	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98
Accumulation unit value at end of period	$1.69	$1.74	$1.59	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	309	357	418	598	619	857	1,099	1,479	2,257	2,651
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13
Accumulation unit value at end of period	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,902	2,142	2,425	2,949	3,672	5,019	6,741	8,267	10,186	12,329
Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$3.36	$3.18	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71
Accumulation unit value at end of period	$3.28	$3.36	$3.18	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	321	359	444	614	722	990	1,300	1,840	2,617	2,925
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85
Accumulation unit value at end of period	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	2,672	3,212	3,808	4,722	5,651	7,443	11,345	14,767	16,235	17,466
Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.33	$1.45	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07
Accumulation unit value at end of period	$1.36	$1.33	$1.45	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	83	90	170	163	172	236	276	423	796	1,016
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40
Accumulation unit value at end of period	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	822	953	1,072	1,227	1,667	2,645	3,386	4,277	5,424	5,781
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	399	1,057	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23
Accumulation unit value at end of period	$2.33	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67
Number of accumulation units outstanding at end of period (000 omitted)	1,098	1,250	1,424	1,639	1,774	2,253	2,898	3,752	5,585	8,096
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	940	635	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29
Accumulation unit value at end of period	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,418	1,717	2,014	2,575	3,385	4,613	5,877	7,136	9,225	9,112
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92
Accumulation unit value at end of period	$3.26	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	658	887	1,059	1,383	1,722	2,401	3,032	3,524	4,553	5,190
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	136	54	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09
Accumulation unit value at end of period	$3.70	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,486	1,741	2,073	2,712	3,666	4,665	6,095	8,658	10,266
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	15

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.35	$2.21	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48
Accumulation unit value at end of period	$2.29	$2.35	$2.21	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	26	25	26	27	31	38	61	93	162	240
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95
Accumulation unit value at end of period	$1.61	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,580	1,885	2,395	3,031	3,619	4,755	5,810	6,981	8,779	10,535
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.45	$1.35	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.35	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	46	53	62	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	927	1,168	1,637	2,214	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	62	66	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07
Accumulation unit value at end of period	$1.73	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,976	2,308	2,937	3,681	4,369	5,259	9,931	12,695	11,798	13,974
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.58	$1.41	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	300	294	345	550	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	412	379	409	409	471	504	601	590	419	1,896
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09
Accumulation unit value at end of period	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	839	799	837	947	1,103	1,381	6,218	5,525	2,450	32
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	166	195	253	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	243	312	377	449	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73
Accumulation unit value at end of period	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	630	671	728	858	986	1,234	1,165	1,165	1,261	1,350
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	216	88	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.17	$1.05	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52
Accumulation unit value at end of period	$1.20	$1.17	$1.05	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	336	332	339	381	382	564	636	712	774	848
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	31	21	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	22	—	—	—	—	—	—	—	—

16	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41
Accumulation unit value at end of period	$0.93	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	640	666	725	892	1,129	1,435	1,480	1,274	1,368	1,138
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	705	892	1,053	1,316	1,767	2,041	17,067	13,325	8,417	—
Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00
Accumulation unit value at end of period	$1.31	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	710	826	1,061	1,477	1,933	2,727	3,464	4,541	5,011	4,995
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	58	13	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,426	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83
Accumulation unit value at end of period	$1.66	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	675	752	952	1,177	1,567	2,028	2,644	3,033	3,572	4,031
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37
Accumulation unit value at end of period	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	759	935	1,059	1,217	1,422	1,828	2,262	2,719	3,277	3,617
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00
Accumulation unit value at end of period	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	568	652	752	749	931	966	3,120	4,528	2,291	2,781
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	229	259	317	522	673	774	1,089	1,210	1,294	2,389
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	397	384	416	533	636	714	4,378	4,519	3,528	3,236
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21
Accumulation unit value at end of period	$2.00	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	541	624	840	977	1,190	1,599	1,943	2,308	3,032	3,158
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04
Accumulation unit value at end of period	$1.49	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	4,047	5,056	7,039	8,608	9,900	13,311	28,569	31,552	30,934	20,585
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14
Accumulation unit value at end of period	$2.11	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	245	283	329	397	454	619	844	1,049	1,233	1,204
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,474	2,070	2,821	3,706	3,840	3,896	11,742	12,942	9,560	9,475
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	8	3	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	17

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	91	47	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09
Accumulation unit value at end of period	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	371	410	420	440	505	581	765	1,013	1,144	1,397
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29
Accumulation unit value at end of period	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	406	451	482	601	813	1,000	1,406	1,843	2,419	2,803
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.23	$1.07	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	292	322	413	551	785	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$3.08	$3.22	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04
Accumulation unit value at end of period	$2.68	$3.08	$3.22	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45
Number of accumulation units outstanding at end of period (000 omitted)	60	69	85	140	154	221	275	317	577	703
Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$2.54	$2.45	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12
Accumulation unit value at end of period	$2.30	$2.54	$2.45	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44
Number of accumulation units outstanding at end of period (000 omitted)	152	164	199	230	272	354	448	677	1,123	1,416
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	24	24	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,810	3,512	3,263	2,605	2,418	782	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,620	5,344	7,159	9,393	10,873	12,544	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	44	19	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04
Accumulation unit value at end of period	$1.37	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,022	2,441	3,041	4,302	5,081	5,961	17,784	9,290	9,325	10,578
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,209	2,281	2,698	4,118	3,714	1,170	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,034	5,937	7,897	12,671	13,381	11,054	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	11	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.73	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,283	1,657	1,845	2,373	3,253	4,382	20,511	16,940	11,279	7,246
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	564	774	901	1,152	1,545	1,786	17,213	10,554	7,024	7,764

18	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,359	15,449	14,217	12,841	10,721	5,136	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,182	63,193	68,668	75,197	82,805	97,423	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,044	10,291	10,483	9,367	8,285	3,243	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.22	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,800	25,853	38,781	45,332	49,673	54,821	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,219	4,673	5,745	5,719	4,225	1,619	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,802	15,860	18,794	23,712	26,508	28,686	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	5	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60
Accumulation unit value at end of period	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	1,003	1,201	1,446	1,821	2,293	2,885	8,642	9,275	8,677	7,149
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04
Accumulation unit value at end of period	$2.09	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	84	97	138	93	114	125	133	261	377	381
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	188	—	—	—	—	—	—	—	—
Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24
Accumulation unit value at end of period	$2.27	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	2,078	2,439	2,845	3,431	4,351	5,556	9,670	10,494	11,177	12,711
Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73
Accumulation unit value at end of period	$3.11	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	2,165	2,561	3,107	3,874	4,825	6,432	9,667	11,268	13,451	14,502
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15
Accumulation unit value at end of period	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	698	749	858	1,123	1,265	1,540	1,871	2,101	2,512	2,477
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21
Accumulation unit value at end of period	$1.42	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	551	628	706	859	1,099	1,530	6,732	836	1,104	1,366
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22
Accumulation unit value at end of period	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	474	542	597	775	1,053	683	826	977	1,125	1,281

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97
Accumulation unit value at end of period	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	424	493	634	870	1,068	1,632	1,942	1,865	2,522	1,762
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	12	12	—	—	—	—	—	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24	$1.00
Accumulation unit value at end of period	$1.50	$1.48	$1.42	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	353	384	410	419	457	541	575	523	543	369
AB VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	313	346	331	290	297	342	403	480	539	98
AB VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.84	$0.90	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23	$1.00
Accumulation unit value at end of period	$0.85	$0.84	$0.90	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,198	1,305	1,374	1,565	1,876	2,367	8,672	19,629	9,236	2,322
AB VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.93	$1.71	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$2.12	$1.93	$1.71	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	237	212	221	207	94	94	87	79	78	15
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	161	41	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$2.16	$1.87	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$2.11	$2.16	$1.87	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	901	929	1,126	1,124	1,186	1,278	5,095	5,525	5,416	222
American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.94	$1.78	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$2.04	$1.94	$1.78	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	293	333	379	422	460	505	514	565	376	2,202
American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.57	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.75	$1.57	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,931	2,021	2,219	2,346	1,964	1,982	1,932	1,749	2,079	509
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	893	363	431	57	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	381	419	407	251	243	270	253	260	255	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.64	$1.63	$1.49	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	611	488	513	486	549	572	656	204	215	26
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.55	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	57	11	—	—	—	—	—	—	—

20	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	67	34	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.88	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	2	3	1	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.73	$1.73	$1.52	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	171	156	153	121	130	134	142	166	252	4
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	51	55	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	66	75	47	20	1	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.41	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.48	$1.54	$1.41	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,872	2,251	2,535	2,800	3,667	4,185	49,381	36,484	17,683	5,496
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	29	26	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	33	21	15	15	1	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.52	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.33	$1.47	$1.52	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	912	1,007	1,084	1,152	1,312	1,289	6,199	11,398	4,624	1,065
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.14	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	90	121	136	81	50	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.28	$1.28	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	722	774	973	1,503	1,639	1,897	21,067	17,305	13,183	2,629
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	57	42	57	69	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,403	1,048	1,244	1,527	2,527	2,560	4,369	6,188	3,844	2,374
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.30	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	123	139	123	47	13	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.74	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.76	$1.79	$1.74	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	671	653	781	873	765	889	805	733	896	199
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	714	717	877	67	67	42	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	21

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.71	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.73	$1.76	$1.71	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	591	694	828	1,286	1,546	1,582	28,173	13,694	9,778	3,255
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	96	142	204	118	47	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.40	$1.34	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,091	2,293	3,020	5,137	5,199	5,798	65,945	53,345	39,535	9,494
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.31	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.23	$1.31	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	425	492	497	493	548	612	805	895	542	1,471
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.78	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	38	8	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.86	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	352	352	308	337	190	242	240	447	651	39
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.60	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.79	$1.79	$1.60	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	454	323	332	260	553	512	239	225	177	17
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.08	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	2,111	116	12	12	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	8	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	952	609	290	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,639	2,852	739	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78,901	72,940	29,502	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,457	54,126	24,449	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.18	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	1	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.70	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.90	$1.81	$1.70	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	54	50	42	75	83	91	108	44	33	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.83	$1.34	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	40	44	47	40	36	—	—	—	—

22	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.65	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.73	$1.84	$1.65	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	347	433	479	462	556	657	3,436	5,567	3,208	2,769
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.21	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	18	21	12	3	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.35	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.22	$1.35	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	169	167	148	142	296	158	143	125	122	85
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.88	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	51	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.77	$1.60	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	151	184	167	207	200	201	46	25	46	22
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.98	$1.35	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.79	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.81	$1.89	$1.79	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	135	153	158	37	57	57	39	40	24	13
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	22	57	116	52	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.93	$1.44	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	29	33	32	28	21	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	65	104	104	47	13	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.14	$1.09	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	531	581	847	1,314	1,875	1,695	1,227	1,284	354	74
Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.64	$0.78	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.47	$0.64	$0.78	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	448	582	645	646	751	720	677	524	327	1,503
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	61	42	20	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.20	$1.24	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	119	167	194	94	112	107	133	96	39	13
Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.28	$1.29	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,133	1,228	1,567	1,404	1,593	1,698	17,103	10,945	7,332	2,824
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.66	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.84	$1.66	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,404	3,620	4,019	4,288	4,252	4,934	12,509	24,724	15,405	5,888

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	23

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.93	$1.83	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.88	$1.93	$1.83	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,047	2,182	2,422	2,667	2,856	3,483	12,950	16,441	8,335	2,560
Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.33	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.21	$1.33	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	735	946	980	781	959	986	970	842	615	207
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	660	2,093	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$0.93	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	881	1,142	1,218	1,097	862	887	673	680	650	515
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	231	1,421	580	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.42	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.51	$1.42	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,021	1,153	1,263	1,385	1,583	2,008	2,267	2,178	2,149	465
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.81	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.80	$1.81	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	891	1,204	1,314	1,364	1,289	1,389	1,361	1,250	1,230	500
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	169	47	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	369	383	405	378	330	330	334	327	442	173
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	102	126	132	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	52	78	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.57	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.58	$1.69	$1.57	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	418	439	690	624	906	983	12,830	16,049	9,159	4,172
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.56	$1.39	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	405	427	453	456	525	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.25	$1.90	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$2.29	$2.25	$1.90	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	495	418	424	484	527	590	568	523	591	1,004
Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.51	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.45	$1.50	$1.51	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	901	666	698	611	858	976	15,690	12,686	4,981	100

24	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	364	428	466	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	78	62	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	103	12	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	848	1,054	1,274	1,649	2,266	2,566	42,014	28,397	15,952	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	31	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	749	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$2.20	$1.97	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21	$1.00
Accumulation unit value at end of period	$1.86	$2.20	$1.97	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	497	611	704	827	920	1,037	951	939	946	314
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.24	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.37	$1.40	$1.24	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	682	648	761	715	780	754	6,451	7,885	2,724	1,376
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.05	$2.03	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.91	$2.05	$2.03	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	200	257	261	308	366	325	258	307	239	985
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.20	$1.19	$1.24	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	263	168	204	284	394	403	8,659	7,536	5,181	1,550
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17	$1.00
Accumulation unit value at end of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	127	162	224	203	175	141	98	92	121	95
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.45	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.45	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	392	545	538	580	606	640	710	754	331	49
Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.60	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.62	$1.60	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	668	862	944	904	1,019	1,049	1,088	1,224	1,142	437
Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.45	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.42	$1.47	$1.45	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,088	2,682	4,677	4,369	4,659	5,313	39,107	28,992	21,361	4,287

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.00	$1.80	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$2.00	$1.80	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	303	286	316	340	364	427	499	478	505	93
PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.44	$1.44	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,087	1,453	2,122	2,816	2,795	2,528	23,718	23,226	15,404	5,362
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	3	3	3	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	40	20	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	28	28	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,383	14,525	16,639	14,124	13,318	4,063	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,427	20,503	28,537	32,697	38,062	38,056	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.11	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	68	67	56	57	50	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	31	21	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	70	139	148	58	13	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.26	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,160	1,247	1,549	2,925	3,019	2,940	33,459	10,749	8,367	3,500
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.25	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	62	62	60	39	21	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,279	7,504	9,027	12,696	11,924	2,392	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,327	17,214	23,394	38,206	42,300	29,947	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	32	30	32	35	22	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	57	195	103	92	24	—	—	—	—

26	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	21	3	3	9	1	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	18	20	11	3	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	6	6	6	5	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (07/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.27	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.88	$1.86	$1.71	$1.27	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,185	1,365	1,612	1,941	2,771	3,058	40,570	25,462	13,265	3,408
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	3	3	3	7	2	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	479	593	799	947	1,428	1,540	41,033	20,446	10,815	4,092
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.77	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	52	53	25	29	25	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,641	77,343	80,414	81,743	64,312	26,271	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226,393	244,975	258,461	267,004	260,157	274,743	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53,188	55,428	61,207	58,700	50,434	21,613	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82,745	90,057	125,022	140,113	157,906	171,003	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,114	15,657	17,601	21,652	15,493	6,340	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43,141	48,921	58,430	75,889	72,637	73,389	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.33	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	22	22	22	20	14	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	31	21	20	11	5	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.72	$1.36	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	5	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.85	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	15	19	19	21	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	79	70	65	67	21	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.94	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.75	$1.31	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	44	48	57	59	20	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.61	$1.79	$1.77	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	337	448	597	755	1,091	1,224	23,507	19,560	11,230	1,381
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	35	34	28	27	24	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.78	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	7	13	7	8	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.96	$1.76	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.94	$1.96	$1.76	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	80	70	78	110	90	42	25	38	90	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.03	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	431	312	4	2	5	—	—	—	—	—
Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.75	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.64	$1.65	$1.75	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,044	1,266	1,411	1,543	1,820	1,927	12,174	8,104	3,826	1,466
Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.90	$1.83	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.87	$1.90	$1.83	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,605	1,582	1,739	1,938	2,126	2,399	10,440	8,697	5,535	975
Wells Fargo VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.17	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.17	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	301	303	397	495	830	982	19,736	177	207	94

28	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.91	$1.99	$1.82	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	241	298	330	331	351	69	79	71	69	37
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$2.23	$2.29	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$2.15	$2.23	$2.29	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	314	345	370	454	531	596	486	519	471	19
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	40	—	—	—	—	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	23	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06
Accumulation unit value at end of period	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	84	73	82	90	114	178	330	249	316	302
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11
Accumulation unit value at end of period	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	921	1,096	1,262	1,374	1,662	2,011	2,557	3,315	5,003	5,777
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86
Accumulation unit value at end of period	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49
Number of accumulation units outstanding at end of period (000 omitted)	1,154	1,378	1,516	1,774	2,344	3,170	4,591	6,466	6,875	6,633
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	29	8	8	8	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	327	35	—	—	—	—	—	—	—
American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82
Accumulation unit value at end of period	$1.15	$1.15	$1.23	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	161	208	213	236	319	409	559	738	1,120	1,194
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15
Accumulation unit value at end of period	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	275	344	417	535	596	758	1,017	1,298	1,457	1,664
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	430	491	494	493	522	644	1,306	1,860	1,583	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04
Accumulation unit value at end of period	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	269	308	320	337	346	403	473	394	409	1,987
American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$2.91	$2.60	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64
Accumulation unit value at end of period	$2.77	$2.91	$2.60	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	179	190	196	204	249	363	421	753	1,491	1,739
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Accumulation unit value at end of period	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	1,888	2,054	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	29

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	888	670	604	119	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99
Accumulation unit value at end of period	$1.41	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	363	373	422	514	656	743	1,174	1,596	1,765	1,878
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	29	43	131	61	62	25	33	25	57	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97
Accumulation unit value at end of period	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,172	714	748	806	952	1,174	1,503	1,256	2,079	1,672
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	83	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	112	31	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	76	6	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78
Accumulation unit value at end of period	$1.31	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1,682	1,972	2,316	2,926	3,385	4,208	5,331	6,962	9,846	11,629
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	200	115	15	11	8	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49
Accumulation unit value at end of period	$2.28	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	2,785	3,484	3,966	4,629	5,804	7,452	15,846	16,588	17,673	17,788
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	146	65	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	343	215	121	113	28	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83
Accumulation unit value at end of period	$2.47	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	520	672	809	1,039	1,311	1,541	2,172	3,087	2,342	2,078
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	95	115	188	210	47	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38
Accumulation unit value at end of period	$1.65	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,304	1,548	1,833	2,318	2,690	3,431	7,293	7,887	7,970	6,731

30	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,446	681	154	71	53	2	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05
Accumulation unit value at end of period	$1.07	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,239	2,144	3,134	4,234	6,574	7,460	10,791	17,221	16,036	11,540
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	323	227	195	88	7	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27
Accumulation unit value at end of period	$2.27	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,573	1,820	2,053	2,410	2,821	3,661	5,150	6,762	10,346	11,919
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	937	1,032	1,051	112	151	64	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03
Accumulation unit value at end of period	$1.79	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	905	1,039	1,267	1,655	2,014	2,114	7,874	4,529	3,644	3,835
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	183	229	245	200	78	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23
Accumulation unit value at end of period	$1.69	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4,417	4,902	5,767	7,188	7,795	9,690	24,712	25,908	24,395	21,045
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	383	445	392	376	557	751	959	1,003	1,019	1,770
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	39	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54
Accumulation unit value at end of period	$0.94	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	1,826	1,694	1,731	1,985	2,191	2,489	2,970	4,065	7,041	7,585
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88
Accumulation unit value at end of period	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,192	2,191	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	532	804	172	90	47	4	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	218	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,274	2,793	1,545	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,730	13,568	3,888	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	31

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113,712	69,461	26,594	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247,127	193,714	130,609	51,139	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	42	14	14	13	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22
Accumulation unit value at end of period	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	243	251	301	384	437	488	854	698	907	1,092
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	126	24	24	23	9	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19
Accumulation unit value at end of period	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	448	559	607	611	695	927	1,532	2,373	2,137	2,846
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	71	79	112	109	29	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86
Accumulation unit value at end of period	$1.15	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	448	578	734	813	1,154	1,298	1,767	2,293	3,109	3,065
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	26	9	9	9	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07
Accumulation unit value at end of period	$1.80	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	180	268	290	236	196	127	65	58	137	175
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	56	32	27	29	16	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28
Accumulation unit value at end of period	$2.23	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	303	358	400	493	515	560	661	922	1,550	1,998
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	239	280	240	130	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	103	55	55	62	38	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	145	175	182	143	17	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15
Accumulation unit value at end of period	$1.31	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,929	2,485	3,143	3,531	4,895	5,800	6,695	7,227	7,765

32	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	349	493	563	798	1,106	1,310	1,351	1,404	789	1,558
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	223	159	65	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,599	2,009	2,266	1,815	1,961	1,784	5,379	4,487	3,603	3,669
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,485	3,674	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042
Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97
Accumulation unit value at end of period	$1.63	$1.69	$1.55	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	410	496	513	607	732	836	1,350	1,847	2,885	3,369
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12
Accumulation unit value at end of period	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,522	1,777	1,907	2,217	2,621	3,376	4,356	5,347	7,618	9,099
Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$3.26	$3.10	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69
Accumulation unit value at end of period	$3.18	$3.26	$3.10	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	480	530	600	669	772	946	1,299	1,842	2,903	3,269
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Accumulation unit value at end of period	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	1,652	1,854	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749
Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.29	$1.42	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06
Accumulation unit value at end of period	$1.32	$1.29	$1.42	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	152	171	187	220	302	373	500	683	1,174	1,258
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39
Accumulation unit value at end of period	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	665	717	773	925	1,200	1,671	2,078	2,626	3,652	3,933
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	556	443	549	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21
Accumulation unit value at end of period	$2.26	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64
Number of accumulation units outstanding at end of period (000 omitted)	735	979	1,103	1,171	1,222	1,626	1,987	2,520	3,992	5,455
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	636	616	218	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Accumulation unit value at end of period	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,426	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90
Accumulation unit value at end of period	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	585	695	703	764	1,038	1,294	1,730	2,095	3,284	3,540
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	544	482	264	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06
Accumulation unit value at end of period	$3.59	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	927	1,076	1,274	1,516	2,011	2,559	3,248	4,092	6,530	7,397
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	18	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.28	$2.15	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47
Accumulation unit value at end of period	$2.22	$2.28	$2.15	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	117	133	145	145	158	198	222	243	343	372
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94
Accumulation unit value at end of period	$1.56	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,128	1,291	1,232	1,429	1,847	2,474	3,364	4,344	5,998	7,046
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	170	196	194	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	500	616	783	968	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	57	68	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06
Accumulation unit value at end of period	$1.69	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	918	1,060	1,395	1,851	2,111	2,641	5,235	6,904	5,924	6,990
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	321	389	327	386	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	179	185	224	227	283	381	432	545	444	892
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09
Accumulation unit value at end of period	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	553	607	607	625	907	1,139	3,824	3,203	1,506	41
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	170	172	190	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	106	140	160	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72
Accumulation unit value at end of period	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	286	319	366	382	383	511	600	621	929	977
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	201	133	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.13	$1.02	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52
Accumulation unit value at end of period	$1.16	$1.13	$1.02	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	315	329	345	448	469	606	679	834	1,038	1,226

34	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	195	116	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	4	1	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41
Accumulation unit value at end of period	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	148	225	286	346	471	655	827	929	1,099	1,145
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	401	391	505	720	880	1,036	9,604	7,662	4,056	—
Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99
Accumulation unit value at end of period	$1.27	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	587	664	748	959	1,453	2,114	2,567	3,402	4,652	4,123
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	91	3	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,186	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83
Accumulation unit value at end of period	$1.61	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	378	508	670	728	1,079	1,397	1,422	1,779	2,321	2,844
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Accumulation unit value at end of period	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	614	809	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	422	351	357	396	538	570	1,775	2,665	1,324	1,445
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	243	250	300	402	557	566	605	622	495	1,082
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	5	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	334	303	372	392	360	381	2,376	2,572	1,809	1,600
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	9	17	13	8	1	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21
Accumulation unit value at end of period	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	849	922	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04
Accumulation unit value at end of period	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,903	3,613	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Accumulation unit value at end of period	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	531	477	390	423	470	646	732	760	1,153	883
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,351	1,702	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	69	24	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272	239	187	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08
Accumulation unit value at end of period	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	311	249	284	270	327	391	461	620	784	900
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27
Accumulation unit value at end of period	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	118	138	142	213	294	372	594	868	1,505	1,655
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.87	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	148	143	170	233	267	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$3.00	$3.14	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02
Accumulation unit value at end of period	$2.60	$3.00	$3.14	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42
Number of accumulation units outstanding at end of period (000 omitted)	115	120	172	185	215	261	307	423	692	780
Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$2.47	$2.39	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10
Accumulation unit value at end of period	$2.23	$2.47	$2.39	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41
Number of accumulation units outstanding at end of period (000 omitted)	236	307	350	389	441	542	660	961	1,491	1,667
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	46	9	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,080	6,981	6,752	5,624	4,473	976	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,554	2,791	3,108	3,343	4,764	4,986	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	97	98	139	84	10	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	107	55	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	153	155	137	104	14	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03
Accumulation unit value at end of period	$1.35	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,569	1,690	2,189	2,930	3,253	3,615	10,837	6,093	4,970	5,558

36	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	130	87	75	81	39	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,213	6,461	7,716	11,338	9,044	2,797	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,933	3,404	4,697	7,346	7,664	5,748	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	163	71	68	67	39	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	390	218	186	185	21	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	98	80	52	29	15	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	113	54	44	37	13	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	23	9	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	37	30	29	27	8	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.70	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,448	1,687	1,998	2,763	3,451	13,094	10,986	6,387	3,929
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	53	54	53	54	6	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	216	247	344	420	560	711	9,462	5,838	3,261	3,580
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	109	58	59	60	30	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94,951	93,380	93,636	91,080	71,003	23,480	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,077	36,500	39,321	44,359	49,913	58,524	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,970	35,428	36,965	35,294	32,460	7,790	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,123	14,329	18,868	20,553	23,909	29,598	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,397	23,307	27,235	28,147	23,560	7,958	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,148	10,319	13,588	16,222	16,640	20,699	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	82	80	80	77	34	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	142	92	80	76	23	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	5	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	284	162	122	94	6	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	14	20	8	8	2	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	197	31	24	33	13	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	52	30	25	19	4	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	54	20	19	12	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59
Accumulation unit value at end of period	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	538	666	840	994	1,262	1,653	4,980	5,355	4,855	4,430
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	135	30	10	10	2	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	54	46	37	17	1	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	50	51	44	45	13	—	—	—	—

38	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04
Accumulation unit value at end of period	$2.04	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	62	36	33	19	34	38	79	68	147	142
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	748	345	83	109	97	16	—	—	—	—
Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23
Accumulation unit value at end of period	$2.20	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	1,339	1,637	1,851	2,258	2,793	3,411	5,754	6,744	8,393	8,969
Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71
Accumulation unit value at end of period	$3.01	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	1,577	1,905	2,273	2,707	3,455	4,414	6,599	7,777	9,982	11,009
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14
Accumulation unit value at end of period	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	290	306	360	391	510	671	1,069	1,473	2,175	2,018
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21
Accumulation unit value at end of period	$1.39	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	414	434	459	503	575	673	3,967	460	658	813
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Accumulation unit value at end of period	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	370	452	600	724	965	677	792	896	1,001	1,175
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Accumulation unit value at end of period	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	302	350	373	519	683	1,016	1,258	1,243	1,559	1,303
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	172	33	—	—	—	—	—	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06
Accumulation unit value at end of period	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	29	26	74	39	61	150
AB VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41
Accumulation unit value at end of period	$2.35	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	95	103	108	142	187	234	286	374	658	767
AB VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07
Accumulation unit value at end of period	$1.90	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78
Number of accumulation units outstanding at end of period (000 omitted)	306	323	335	453	551	621	1,087	1,769	1,761	1,895
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	44	15	—	—	—	—	—	—	—
American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53
Accumulation unit value at end of period	$2.10	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	53	52	55	57	58	109	87	116	159	238

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	39

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	27	53	64	55	51	49	366	768	1,102	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	71	81	83	87	117	111	112	136	159	1,283
American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48
Accumulation unit value at end of period	$2.45	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	264	255	293	327	438	431	472	658	1,255	1,765
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	386	349	275	25	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/07/2002)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26
Accumulation unit value at end of period	$1.80	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	21	22	22	23	21	21	23	33	36	74
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	—	—	—	—	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28
Accumulation unit value at end of period	$2.11	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	162	144	141	147	141	163	232	172	552	222
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30
Accumulation unit value at end of period	$2.19	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	245	267	349	442	493	611	760	954	1,243	1,440
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83
Accumulation unit value at end of period	$2.78	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	537	616	689	860	1,013	1,241	3,694	3,962	4,062	4,317
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	33	16	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28
Accumulation unit value at end of period	$3.07	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03
Number of accumulation units outstanding at end of period (000 omitted)	110	111	134	149	157	170	381	809	593	539
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19
Accumulation unit value at end of period	$1.43	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	269	264	335	453	467	596	2,208	2,482	3,061	2,526
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	154	280	506	450	410	669	1,148	2,741	1,930	1,762

40	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45
Accumulation unit value at end of period	$2.58	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	249	265	285	400	461	557	724	821	1,358	1,921
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	139	205	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03
Accumulation unit value at end of period	$1.78	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	153	171	186	223	240	303	2,818	1,894	2,076	2,349
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10
Accumulation unit value at end of period	$1.50	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	752	864	1,358	2,142	2,332	2,593	8,566	8,752	9,526	8,383
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	85	83	110	93	119	151	169	214	178	960
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31
Accumulation unit value at end of period	$2.27	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	125	135	179	212	256	349	428	472	759	973
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36
Accumulation unit value at end of period	$2.39	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	145	208	158	177	229	276	300	419	885	1,065
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	78	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	10	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,792	1,769	602	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,264	1,376	142	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41
Accumulation unit value at end of period	$2.31	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	22	23	26	39	45	55	75	104	146	210
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19
Accumulation unit value at end of period	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	51	52	63	104	126	156	355	751	813	1,468
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63
Accumulation unit value at end of period	$2.16	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	70	77	75	74	94	114	151	168	334	354

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	41

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07
Accumulation unit value at end of period	$1.79	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	44	43	63	55	68	40	21	10	29	43
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74
Accumulation unit value at end of period	$3.01	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	54	52	62	64	82	114	100	136	170	325
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.14	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	166	210	219	445	615	786	804	972	1,041	1,265
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	52	62	69	97	141	186	215	281	235	1,052
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	6	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	290	316	353	387	402	392	1,993	1,888	2,239	2,644
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	626	581	551	697	886	977	1,847	3,810	3,538	3,713
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31
Accumulation unit value at end of period	$2.17	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	459	482	544	581	696	907	1,024	1,260	1,786	2,167
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97
Accumulation unit value at end of period	$3.63	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	347	390	439	516	620	744	1,337	2,138	2,477	3,028
Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77
Accumulation unit value at end of period	$2.16	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	102	111	126	125	133	167	185	268	420	513
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	26	59	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00
Accumulation unit value at end of period	$2.04	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39
Number of accumulation units outstanding at end of period (000 omitted)	140	153	186	278	291	319	337	391	524	800
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	33	17	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50
Accumulation unit value at end of period	$2.16	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	456	469	527	565	613	747	793	1,046	1,559	1,733
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72
Accumulation unit value at end of period	$2.86	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	120	121	125	191	209	243	296	356	512	911
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	—	—	—	—	—	—	—

42	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73
Accumulation unit value at end of period	$3.00	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	241	255	308	361	424	555	653	869	1,520	2,091
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45
Accumulation unit value at end of period	$2.39	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	118	154	196	242	285	361	468	610	883	1,109
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	174	188	257	393	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	11	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06
Accumulation unit value at end of period	$1.68	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	315	327	385	517	607	728	1,930	2,880	3,061	3,791
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	7	33	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7	5	2	10	13	10	26	36	42	540
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09
Accumulation unit value at end of period	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	59	56	57	53	68	68	1,308	1,425	831	9
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	6	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39
Accumulation unit value at end of period	$2.48	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	18	24	28	39	48	51	60	82	92	103
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	83	53	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48
Accumulation unit value at end of period	$3.23	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	6	10	16	12	10	11	24

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	43

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	76	75	105	119	137	160	3,858	3,505	2,828	—
Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01
Accumulation unit value at end of period	$2.56	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91
Number of accumulation units outstanding at end of period (000 omitted)	19	18	13	21	36	61	70	83	193	206
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	41	1	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37
Accumulation unit value at end of period	$2.66	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	25	25	30	37	38	57	72	110	127	178
MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98
Accumulation unit value at end of period	$3.91	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57
Number of accumulation units outstanding at end of period (000 omitted)	65	72	87	106	120	150	209	307	355	578
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00
Accumulation unit value at end of period	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	50	46	46	66	76	77	644	962	485	846
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	10	15	25	60	80	106	106	114	140	648
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	26	27	29	39	43	43	878	1,086	1,105	1,042
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21
Accumulation unit value at end of period	$1.95	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	118	120	153	277	298	401	544	664	841	790
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04
Accumulation unit value at end of period	$1.45	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	714	811	989	1,150	1,584	2,113	5,661	5,965	6,507	4,804
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Accumulation unit value at end of period	$2.06	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	50	50	52	63	66	62	80	99	173	85
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	459	556	864	1,005	1,097	987	2,912	3,613	3,179	3,380
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

44	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32
Accumulation unit value at end of period	$3.09	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	48	57	82	85	100	127	164	228	287	405
Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61
Accumulation unit value at end of period	$1.88	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	34	38	51	65	107	127	148	180	244	229
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	8	16	19	21	23	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	22	3	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	336	278	135	136	136	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,103	1,530	2,016	1,759	2,093	2,614	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	18	3	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03
Accumulation unit value at end of period	$1.34	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	414	426	511	768	844	1,006	4,005	2,228	2,807	3,435
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	360	344	415	496	210	72	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	747	731	1,161	2,287	2,298	2,129	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.69	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	287	297	379	424	493	603	4,485	3,709	2,790	2,140
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	94	90	113	121	141	144	3,933	2,731	2,168	2,674
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,418	2,261	2,009	1,585	1,291	885	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,253	15,534	17,524	19,082	21,360	25,524	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	988	1,279	1,257	1,065	938	452	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	45

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,891	4,178	5,153	6,747	7,546	9,298	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	365	381	258	633	482	320	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,222	1,457	1,982	2,762	3,824	4,744	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69
Accumulation unit value at end of period	$2.76	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	123	127	152	194	216	280	1,523	1,763	1,674	1,021
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04
Accumulation unit value at end of period	$2.03	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	12	14	14	28	27	26	33	47	59	63
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34
Accumulation unit value at end of period	$4.17	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17
Number of accumulation units outstanding at end of period (000 omitted)	197	193	206	274	305	394	835	926	1,054	1,256
Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82
Accumulation unit value at end of period	$3.20	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	308	365	411	480	576	720	1,292	1,638	2,304	2,492
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31
Accumulation unit value at end of period	$2.29	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	80	86	98	125	127	158	186	269	357	386
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21
Accumulation unit value at end of period	$1.38	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	145	130	112	127	145	159	1,551	187	332	522
Wells Fargo VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59
Accumulation unit value at end of period	$2.87	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	74	81	97	114	141	69	79	43	49	76
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60
Accumulation unit value at end of period	$3.37	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	32	29	38	61	84	94	110	100	135	185
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	24	1	—	—	—	—	—	—	—

46	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.47	$1.45	$1.40	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	219	264	311	292	322	417	481	448	427	206
AB VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.66	$1.54	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	198	262	264	165	201	204	142	214	341	89
AB VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	535	548	562	675	742	902	3,880	9,526	4,614	1,363
AB VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.08	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	123	44	41	42	50	51	162	83	19	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	66	43	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$2.12	$1.84	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$2.07	$2.12	$1.84	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	433	431	464	481	549	564	1,999	2,749	2,838	36
American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.90	$1.75	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$2.00	$1.90	$1.75	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	322	598	504	461	427	374	387	395	328	1,063
American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.64	$1.72	$1.54	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	876	725	761	786	848	926	806	641	639	116
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	586	448	478	159	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	134	131	175	147	149	199	197	122	81	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	317	207	182	144	126	179	202	143	120	50
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	23	12	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.70	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	217	144	143	150	176	69	75	129	221	39

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	47

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	26	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	133	155	9	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.39	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.51	$1.39	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,060	1,244	1,354	1,409	1,783	2,158	22,373	17,748	9,218	3,454
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	46	44	36	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.50	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.30	$1.45	$1.50	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	562	662	704	733	1,038	1,415	3,281	5,505	2,399	586
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.26	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.25	$1.26	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	633	719	734	804	814	1,014	10,507	9,050	7,401	1,654
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	96	86	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,067	2,163	1,390	2,463	2,275	2,126	4,847	7,111	2,189	741
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	35	33	19	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.72	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.72	$1.76	$1.72	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	343	437	423	450	485	601	655	594	810	147
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	469	469	476	9	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.69	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.70	$1.73	$1.69	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	649	986	1,224	1,264	1,054	1,295	13,576	6,841	5,168	2,188
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	27	25	76	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.37	$1.32	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,529	1,574	1,752	2,455	2,407	2,611	32,675	28,147	22,505	6,141

48	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.08	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.29	$1.08	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	156	202	228	269	302	324	495	518	369	815
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.77	$1.37	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	43	43	30	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.50	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.82	$1.69	$1.50	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	162	132	98	101	123	173	186	299	542	128
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.57	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.76	$1.76	$1.57	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	443	422	262	260	166	121	125	161	68	52
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	145	14	69	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	5	5	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	489	71	117	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,671	3,265	1,083	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,278	25,686	10,351	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.20	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102,812	106,021	98,347	63,295	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	20	19	18	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.68	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.86	$1.78	$1.68	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	56	59	59	53	108	148	127	51	32	7
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.70	$1.81	$1.63	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	224	355	375	370	430	521	1,657	2,910	1,939	1,742
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.33	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.25	$1.20	$1.33	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	188	178	208	201	222	214	243	212	172	100

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	49

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	60	22	53	40	31	31	30	7	5	4
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.85	$1.77	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.77	$1.85	$1.77	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	33	81	100	84	83	87	73	79	30	21
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	25	23	20	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.12	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	347	425	465	700	753	801	439	609	266	23
Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.63	$0.77	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.47	$0.63	$0.77	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	173	191	202	241	359	427	401	319	140	830
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	80	74	32	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.18	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	66	71	60	68	74	101	116	95	35
Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,212	1,717	1,636	1,460	1,217	1,533	8,837	5,960	4,192	1,837
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.63	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.79	$1.80	$1.63	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,714	2,284	2,357	1,981	2,111	2,378	5,672	11,948	7,839	3,236
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.81	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.84	$1.89	$1.81	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	874	1,149	1,665	1,557	1,438	1,941	5,798	7,633	3,844	1,122
Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.21	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	190	249	254	265	306	334	293	596	484	191
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	59	123	—	—	—	—	—	—	—

50	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$0.92	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$0.92	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	501	538	546	482	508	445	475	459	527	313
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	218	136	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	763	729	754	789	949	1,071	1,072	979	948	338
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.63	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	425	485	515	539	558	667	686	632	593	209
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	174	25	17	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	210	221	225	212	236	290	177	178	186	162
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	114	115	116	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	54	50	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	280	328	317	329	372	431	5,748	7,463	4,403	2,278
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.54	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.54	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	316	311	276	369	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	302	423	468	446	453	552	543	492	374	542
Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.49	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.42	$1.47	$1.49	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	491	458	417	456	534	621	7,178	6,034	2,512	33
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	256	252	264	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	74	58	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	14	2	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	51

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	33	5	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	466	548	614	758	925	1,073	18,832	13,405	7,803	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	5	5	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	462	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$2.16	$1.94	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.82	$2.16	$1.94	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	409	480	569	661	782	921	1,049	962	770	261
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.22	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.35	$1.38	$1.22	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	188	267	291	246	297	229	2,721	3,633	1,315	858
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.02	$2.00	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.88	$2.02	$2.00	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	103	184	195	216	156	186	202	302	238	524
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.17	$1.22	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	134	118	123	183	176	216	3,810	3,541	2,575	863
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.68	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.83	$1.68	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	112	104	121	142	147	151	148	125	112	67
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	295	345	368	371	387	390	529	435	337	5
Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.57	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.63	$1.59	$1.57	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	289	464	487	522	678	636	666	666	599	178
Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.39	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,654	1,891	2,310	2,428	2,631	3,037	19,339	15,020	11,993	2,853
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.83	$1.96	$1.78	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	310	214	192	199	218	251	312	257	311	105
PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	933	1,123	1,491	1,630	1,530	1,232	10,833	11,520	7,960	3,210
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	3	—	—	—	—	—	—	—

52	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	13	10	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,319	1,173	1,085	1,001	887	563	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,837	7,802	10,551	12,253	14,095	14,269	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	3	4	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	563	587	662	1,287	1,413	1,619	16,556	6,176	4,750	2,249
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,720	2,307	3,923	3,754	1,870	1,217	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,698	10,906	16,064	23,028	27,822	20,457	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	22	20	8	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	41	58	9	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	12	4	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	17	15	—	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.71	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (07/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.26	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.85	$1.83	$1.69	$1.26	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	743	843	890	975	1,157	1,460	18,438	12,132	6,507	1,903
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	257	309	359	398	508	719	18,154	9,698	5,374	2,318
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	1	1	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,265	20,810	19,525	16,779	12,779	7,816	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104,634	113,486	117,715	121,348	121,489	131,296	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,842	5,520	6,255	5,501	4,493	2,399	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,084	34,878	48,803	54,213	59,742	63,511	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,871	6,173	7,945	7,553	5,429	3,701	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,332	29,100	33,067	37,210	36,289	38,937	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	28	17	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	26	25	23	—	—	—	—	—	—

54	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.84	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	11	11	10	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.93	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	17	9	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	8	7	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.76	$1.74	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	155	186	201	252	370	429	10,344	9,166	5,574	673
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	19	18	10	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	13	12	4	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	1	1	2	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.92	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	96	104	65	68	106	96	58	26	9	2
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	53	12	4	—	—	—	—	—	—
Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.61	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	583	683	734	800	878	975	5,489	3,842	2,033	855
Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.87	$1.80	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.87	$1.80	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	620	762	843	927	1,071	1,249	4,677	4,142	2,742	456
Wells Fargo VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.09	$1.08	$1.15	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	340	334	321	350	421	491	9,217	106	99	75
Wells Fargo VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.96	$1.79	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.88	$1.96	$1.79	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	250	279	338	332	386	125	149	151	119	67
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$2.19	$2.26	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.11	$2.19	$2.26	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	157	246	315	319	373	430	492	382	415	96
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	55

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.47	$1.44	$1.39	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	15	24	27	60	68	68	94	38	27	75
AB VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	35	25	5	19	25	29	26	18	18	3
AB VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	199	230	251	246	313	393	2,285	5,775	2,393	479
AB VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.07	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	42	36	29	14	5	6	9	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	102	26	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$2.11	$1.84	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17	$1.00
Accumulation unit value at end of period	$2.06	$2.11	$1.84	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	43	64	62	84	92	109	929	1,551	1,546	4
American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.99	$1.89	$1.74	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	14	9	21	17	35	71	538
American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	148	124	121	109	204	245	242	187	148	19
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	582	649	138	59	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	44	88	81	72	49	36	31	34	31	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	264	162	17	190	170	149	136	—	4	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	33	33	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	36	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	4	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	53	25	6	15	—	—	—	—	—	—

56	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	70	63	58	61	3	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.51	$1.38	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	160	205	232	261	330	462	14,862	10,314	4,662	1,337
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	3	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	101	59	26	27	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.49	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.30	$1.44	$1.49	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	168	212	236	299	269	254	1,676	3,290	1,248	248
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	18	11	10	5	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.25	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.25	$1.25	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	54	59	78	106	117	164	7,610	5,845	4,237	761
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	7	108	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	226	215	245	489	478	448	852	1,141	752	76
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	32	17	6	6	4	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	69	76	74	120	122	141	139	79	72	44
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	103	119	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.68	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.69	$1.73	$1.68	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	44	48	69	77	92	136	9,699	4,459	3,104	984
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	2	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.37	$1.31	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	180	273	301	368	424	566	24,086	18,611	12,855	2,798

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	57

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.08	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.19	$1.20	$1.28	$1.08	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	179	186	166	156	172	133	121	128	42	370
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	29	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.81	$1.68	$1.49	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7	11	21	19	27	27	13	13	11	8
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.75	$1.75	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	260	169	114	61	92	226	135	152	11	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	64	9	2	2	1	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,201	1,367	792	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,621	5,770	2,848	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71,896	49,209	22,553	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137,942	93,074	36,622	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.67	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.85	$1.77	$1.67	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	5	10	17	12	17	20	15	37	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	39	6	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.69	$1.80	$1.62	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	42	87	99	89	118	177	730	1,547	897	754
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.32	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.20	$1.32	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	44	50	49	46	46	39	30	4	2	2

58	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	39	16	5	6	4	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.57	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.73	$1.57	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17	20	24	26	28	15	10	8	8	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.96	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	5	5	6	7	2	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.85	$1.76	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.77	$1.85	$1.76	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11	19	13	9	29	30	15	43	—	1
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	11	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	11	10	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	3	1	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.11	$1.07	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	10	27	34	114	360	381	313	306	171	5
Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.63	$0.76	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.46	$0.63	$0.76	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	32	88	99	123	106	112	147	92	58	407
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	73	40	8	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.17	$1.22	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	12	33	44	27	24	16	28	45	26	11
Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.26	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	158	286	294	279	271	253	6,229	3,797	2,367	806
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.63	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.78	$1.80	$1.63	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	825	864	839	754	871	800	3,018	6,996	4,358	1,504
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.80	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.84	$1.89	$1.80	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	441	427	433	395	436	448	3,101	4,524	1,951	507
Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	37	73	67	93	102	118	119	92	99	21
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	36	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	59

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$0.91	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	37	53	53	54	49	45	26	36	19	4
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	29	1	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.47	$1.39	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	259	212	186	210	240	360	309	430	425	170
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.62	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	161	170	110	104	104	90	90	131	158	47
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	71	38	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.65	$1.67	$1.45	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	67	86	72	53	43	47	53	54	55	15
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	31	10	10	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	17	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.54	$1.66	$1.54	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	54	77	93	107	124	146	4,048	4,844	2,697	1,129
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.54	$1.39	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.54	$1.39	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	42	49	43	32	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.20	$1.86	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.24	$2.20	$1.86	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	50	48	40	22	17	23	34	45	7	256
Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.48	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.41	$1.47	$1.48	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	54	47	50	66	79	99	4,814	3,794	1,454	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	22	10	2	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	137	19	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	40	31	—	—	—	—	—	—	—

60	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	32	40	73	89	101	130	13,024	8,449	4,753	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	27	3	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$2.15	$1.94	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.82	$2.15	$1.94	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	93	97	110	89	77	101	120	68	59	4
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.34	$1.37	$1.22	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	24	29	35	43	53	58	1,797	2,196	755	378
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.01	$1.99	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.87	$2.01	$1.99	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	50	76	54	63	60	57	102	89	82	259
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.17	$1.17	$1.22	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	29	29	37	44	37	48	2,555	2,223	1,578	427
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.82	$1.67	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	40	46	46	39	40	41	43	56	42	42
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.42	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	10	17	25	5	9	—
Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.57	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.62	$1.58	$1.57	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	143	117	120	110	125	140	139	112	83	41
Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.42	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.39	$1.44	$1.42	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	439	489	564	605	754	958	13,334	9,251	6,631	1,314
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.96	$1.77	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.82	$1.96	$1.77	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	32	28	18	5	3	6	18	12	12	5
PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	288	470	576	634	500	438	7,502	7,589	4,910	1,615
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	13	7	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	61

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	5	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	13	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,871	2,198	2,582	2,346	3,422	1,451	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,251	4,250	5,827	5,904	7,303	8,181	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	—	—	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	61	45	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	61	9	8	7	3	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	37	65	90	105	113	124	11,712	3,538	2,678	1,052
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	61	40	16	17	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,702	4,186	3,852	5,439	4,427	3,563	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,736	5,585	8,001	14,186	14,112	15,521	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	27	26	4	4	2	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	81	37	7	6	3	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	2	2	2	2	1	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	4	1	—	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

62	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.71	$1.33	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (07/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.25	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.84	$1.82	$1.68	$1.25	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	169	210	238	247	272	374	12,618	7,408	3,779	897
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	6	3	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	24	26	49	51	81	115	12,560	6,269	3,313	1,143
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	86	7	7	8	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,680	20,902	19,673	25,365	16,923	8,826	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,130	62,579	67,034	78,374	87,650	103,350	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,606	11,947	11,513	9,954	11,530	5,922	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,227	17,447	25,949	27,028	34,961	38,253	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,504	4,866	5,455	5,102	4,813	1,965	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,848	11,952	16,412	22,423	26,042	29,932	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	85	58	14	14	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	84	60	33	32	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.73	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.75	$1.73	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	45	52	58	124	162	7,218	5,901	3,393	346
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	23	—	—	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	17	17	3	3	1	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.76	$1.31	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	45	46	46	47	2	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.90	$1.91	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	16	20	10	10	10	19	9	1	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	20	20	—	—	—	—	—	—	—
Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.71	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.60	$1.62	$1.71	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	135	152	167	188	222	298	3,426	2,133	931	343
Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.79	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.86	$1.79	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	136	193	229	279	303	331	2,615	2,103	1,304	132
Wells Fargo VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.08	$1.08	$1.15	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	40	35	51	50	53	54	6,603	10	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.95	$1.78	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.87	$1.95	$1.78	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	32	26	32	33	39	20	37	9	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$2.18	$2.25	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.10	$2.18	$2.25	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	175	154	155	142	142	118	111	62	74	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	17	—	—	—	—	—	—	—	—

64	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.07	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$1.65	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.43	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	165	174	141	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	170	70	56	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.48	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—
Accumulation unit value at end of period	$0.88	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$0.89	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.88	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	65

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.00	—
Accumulation unit value at end of period	$1.10	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	942	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,981	6,958	7,034	4,449
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$1.37	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.47	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

66	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.39	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.44	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$1.38	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	19	38	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.02	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	17	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$1.16	$1.20	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	67

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.50	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.18	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$1.46	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$1.40	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.95	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.47	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$0.95	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	9	140	106
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

68	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.02	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.19	$1.22	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17	17	108	280
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.05	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$1.51	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.38	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.48	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	258	280	237	133
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.20	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,275	1,330	1,259	1,113
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.37	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.28	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	69

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.46	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.53	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.37	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$1.29	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

70	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06
Accumulation unit value at end of period	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	16	41	31	31	25	26	87
AB VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41
Accumulation unit value at end of period	$2.28	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	101	111	115	142	193	264	312	351	534	623
AB VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06
Accumulation unit value at end of period	$1.85	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75
Number of accumulation units outstanding at end of period (000 omitted)	181	222	222	276	309	382	603	1,147	1,421	1,520
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.79	$1.32	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	38	10	8	4	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	57	10	—	—	—	—	—	—	—
American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51
Accumulation unit value at end of period	$2.03	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	24	13	16	16	26	30	90	217	269	158
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	31	43	47	69	75	106	222	398	560	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	33	38	42	53	62	135	129	118	42	664
American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47
Accumulation unit value at end of period	$2.38	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	296	309	231	274	350	375	414	569	1,164	1,347
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	341	300	17	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/07/2002)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26
Accumulation unit value at end of period	$1.76	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	23	15	100	103	306	291	288
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	1	6	—	1	1	1	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27
Accumulation unit value at end of period	$2.05	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	394	217	268	244	219	257	300	162	485	198
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	17	13	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	71

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.85	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	23	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30
Accumulation unit value at end of period	$2.14	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	251	264	297	361	412	483	518	602	779	865
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	17	168	173	36	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82
Accumulation unit value at end of period	$2.71	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	351	416	477	625	830	1,087	2,423	2,867	3,181	3,601
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	31	12	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	62	23	21	19	4	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27
Accumulation unit value at end of period	$2.99	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00
Number of accumulation units outstanding at end of period (000 omitted)	74	72	77	89	139	159	327	536	403	381
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	46	47	54	53	4	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19
Accumulation unit value at end of period	$1.39	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	500	519	536	610	711	809	1,674	2,093	2,465	2,116
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	280	240	45	830	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	287	297	360	450	467	644	1,286	3,444	2,303	1,986
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	43	94	126	20	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44
Accumulation unit value at end of period	$2.51	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	196	208	173	185	236	412	500	818	1,579	2,004
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	349	385	99	36	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03
Accumulation unit value at end of period	$1.74	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	154	162	251	252	264	285	1,691	1,098	1,103	1,257

72	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	64	60	85	75	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10
Accumulation unit value at end of period	$1.46	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,085	1,288	1,358	1,721	1,921	2,480	5,619	6,022	6,003	5,478
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	148	101	106	68	102	183	189	279	232	549
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	68	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30
Accumulation unit value at end of period	$2.21	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	57	68	72	77	117	159	184	279	440	531
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35
Accumulation unit value at end of period	$2.33	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	318	198	266	291	223	246	322	417	691	735
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	104	36	44	45	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	13	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,425	621	456	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,284	775	161	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,164	9,502	5,296	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,489	24,848	15,090	4,492	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	13	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40
Accumulation unit value at end of period	$2.25	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	11	16	27	62	43	57	59
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.81	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	31	2	7	7	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19
Accumulation unit value at end of period	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	38	50	41	51	69	119	225	454	618	1,132

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	73

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	5	5	5	1	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62
Accumulation unit value at end of period	$2.10	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	64	64	68	77	81	62	86	127	200	243
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.85	$1.36	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	16	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07
Accumulation unit value at end of period	$1.75	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	8	10	16	18	5	14	29
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.96	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73
Accumulation unit value at end of period	$2.93	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	17	17	49	46	51	65	63	92	224	337
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.03	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	45	12	17	17	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	19	18	18	19	4	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	72	101	129	140	226	327	482	738	720	991
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00
Accumulation unit value at end of period	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	55	73	85	118	137	134	161	167	44	479
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	98	96	87	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	307	421	535	455	389	453	1,260	1,127	1,335	1,077
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	644	600	775	787	904	1,007	1,393	2,566	2,154	2,206
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30
Accumulation unit value at end of period	$2.12	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	309	287	312	360	419	532	722	976	1,343	1,937
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96
Accumulation unit value at end of period	$3.53	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	258	254	294	328	423	559	964	1,496	1,756	2,082

74	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75
Accumulation unit value at end of period	$2.10	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	72	98	99	113	120	170	204	286	425	456
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	17	26	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99
Accumulation unit value at end of period	$1.99	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	136	142	168	172	167	180	224	340	514	653
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	35	34	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49
Accumulation unit value at end of period	$2.11	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	261	287	341	354	350	429	484	629	956	1,045
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71
Accumulation unit value at end of period	$2.78	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	138	136	118	101	115	128	170	208	507	672
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	54	10	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72
Accumulation unit value at end of period	$2.92	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	212	219	261	289	325	408	473	646	1,282	1,607
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	6	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44
Accumulation unit value at end of period	$2.33	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	115	128	144	182	215	302	330	472	629	670
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	274	294	316	369	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	255	20	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06
Accumulation unit value at end of period	$1.64	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	380	394	456	567	739	831	1,461	2,030	2,124	2,626
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.55	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	103	102	21	14	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	12	13	9	10	9	16	28	38	300
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09
Accumulation unit value at end of period	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	162	122	118	116	131	160	697	765	403	4

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	75

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	29	19	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38
Accumulation unit value at end of period	$2.42	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	27	28	30	35	44	63	41	55	58	66
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	29	33	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.20	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	12	9	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47
Accumulation unit value at end of period	$3.15	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	18	23	23	23	33	27
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	50	54	71	86	158	190	2,089	1,885	1,445	—
Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99
Accumulation unit value at end of period	$2.48	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	26	71	80	87	101	164	112
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	8	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37
Accumulation unit value at end of period	$2.59	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	11	25	66	53	85	180	243
MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02
Accumulation unit value at end of period	$3.90	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61
Number of accumulation units outstanding at end of period (000 omitted)	63	65	101	104	79	96	138	206	303	338
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	39	41	46	51	61	65	349	540	236	443
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00
Accumulation unit value at end of period	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	32	34	38	77	111	137	173	146	78	353
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	—	—	—	—	—	—	—	—

76	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	37	40	38	58	69	68	498	604	584	558
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.69	$1.24	$1.14	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	54	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21
Accumulation unit value at end of period	$1.90	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	258	259	252	286	282	309	380	448	554	612
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03
Accumulation unit value at end of period	$1.42	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	868	931	1,148	1,312	1,442	1,891	3,833	4,296	4,132	3,060
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13
Accumulation unit value at end of period	$2.01	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	43	42	38	29	33	52	84	158	355	385
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	397	432	545	951	1,025	819	1,698	2,046	1,725	1,792
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	7	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32
Accumulation unit value at end of period	$3.01	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	40	33	26	25	44	62	66	62	93	177
Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60
Accumulation unit value at end of period	$1.83	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	2	—	1	8	19	18	33	42	92	102
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	5	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	5	6	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,578	3,132	3,212	2,982	2,410	1,164	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	647	601	635	743	864	950	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	87	1	14	15	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	56	34	49	48	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03
Accumulation unit value at end of period	$1.31	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	397	431	582	715	861	1,085	2,677	1,805	1,833	2,120
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	142	291	181	12	4	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,720	4,095	6,489	8,176	7,853	2,274	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,125	1,150	1,297	1,676	1,494	1,943	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	16	10	11	11	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	90	124	131	62	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	71	7	175	36	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.73	$1.37	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	11	53	56	11	4	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	6	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	3	7	6	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$1.66	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	187	220	228	310	364	409	2,370	2,024	1,539	1,164
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	26	10	13	14	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	85	90	98	124	174	199	2,082	1,501	1,117	1,336
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	283	240	12	18	17	1	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,008	61,959	60,672	58,390	50,042	13,452	—	—	—	—

78	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,104	6,916	7,607	8,796	9,432	12,524	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,518	21,303	21,477	19,894	17,556	3,559	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,584	1,762	2,989	3,370	4,378	5,751	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,039	13,122	15,307	18,797	14,985	5,337	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,843	2,017	2,068	2,294	2,834	3,115	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	14	5	12	12	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.40	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	59	12	10	10	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	10	4	9	10	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	1	1	5	4	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.21	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	30	29	34	35	1	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	38	42	4	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	3	44	51	10	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68
Accumulation unit value at end of period	$2.69	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	146	150	160	198	240	276	923	1,068	982	774
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	8	—	6	6	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	16	5	15	14	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.76	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	19	70	73	19	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03
Accumulation unit value at end of period	$1.98	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	5	7	9	8	10	12	20
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	45	38	33	33	—	—	—	—	—
Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32
Accumulation unit value at end of period	$4.06	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15
Number of accumulation units outstanding at end of period (000 omitted)	115	114	135	156	217	284	555	648	846	949
Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81
Accumulation unit value at end of period	$3.11	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	224	254	281	388	478	609	958	1,256	1,812	1,951
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29
Accumulation unit value at end of period	$2.21	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	14	16	32	42	38	40	83	93	127	200
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21
Accumulation unit value at end of period	$1.35	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	43	42	43	49	63	88	839	119	201	226
Wells Fargo VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58
Accumulation unit value at end of period	$2.80	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	25	28	41	48	54	34	35	39	42	48
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59
Accumulation unit value at end of period	$3.28	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	33	35	37	65	92	146	172	147	127	116
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	7	2	—	—	—	—	—	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.45	$1.43	$1.38	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	7	12	22	24	17	15	5	1	1
AB VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.64	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.81	$0.88	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.82	$0.81	$0.88	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	35	37	57	75	84	97	156	215	112	24

80	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.04	$1.86	$1.66	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	9	8	5	—	—	1	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	27	1	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$2.09	$1.82	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.03	$2.09	$1.82	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	10	10	8	4	6	16	43	29	—
American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.87	$1.73	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.96	$1.87	$1.73	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	5	4	4	—	2	1	9
American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.61	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	20	21	22	15	16	19	20	15	27	20
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	16	24	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5	8	9	4	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$2.46	$2.26	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74	$1.54
Accumulation unit value at end of period	$2.47	$2.46	$2.26	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	2,166	2,270	2,433	2,592	2,960	3,205	3,847	5,126	7,741	10,786
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.58	$1.58	$1.45	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	10	18	30	31	35	35	39	24	19	6
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$2.19	$1.92	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51	$1.33
Accumulation unit value at end of period	$2.18	$2.19	$1.92	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	4,974	5,329	6,103	6,716	7,542	9,049	10,716	13,693	19,407	28,231
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	4	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	21	28	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	$1.00	—	—	—
Accumulation unit value at end of period	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,703	3,118	3,559	3,806	4,576	5,685	6,823	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.37	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.49	$1.37	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	36	39	35	53	56	69	313	252	113	37

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	81

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	$1.00	—	—	—
Accumulation unit value at end of period	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,386	1,605	1,921	2,178	2,534	3,246	3,748	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.48	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.48	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	32	38	41	40	38	34	51	66	23	5
Columbia Variable Portfolio – Global Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.76	$1.77	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48	$1.40
Accumulation unit value at end of period	$1.63	$1.76	$1.77	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	484	545	719	810	925	1,254	1,443	2,071	2,644	3,492
Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.23	$1.24	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10	9	12	16	14	24	183	176	129	28
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24	$1.20
Accumulation unit value at end of period	$1.19	$1.21	$1.22	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,685	2,240	2,269	3,012	3,383	1,338	2,245	3,839	4,580	3,891
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	18	34	54	89	53	56	112	347	197	83
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$2.41	$2.35	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48	$1.35
Accumulation unit value at end of period	$2.35	$2.41	$2.35	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	1,187	1,432	1,654	1,854	1,955	2,355	2,822	3,431	5,472	8,612
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.69	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.69	$1.73	$1.69	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	4	7	7	7	8	14	6	4	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.66	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.67	$1.70	$1.66	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	45	43	41	33	59	54	233	124	73	30
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.84	$1.77	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41	$1.37
Accumulation unit value at end of period	$1.82	$1.84	$1.77	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,868	2,132	2,598	3,162	3,528	4,544	5,294	6,326	7,756	10,286
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.35	$1.30	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	65	57	72	76	69	106	588	645	483	96
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.27	$1.07	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.27	$1.07	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	11	15	10	7	9	9	12	16	9	10
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.48	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.79	$1.66	$1.48	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	2	8	4	5	4	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.55	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.73	$1.73	$1.55	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8	6	3	1	—	—	—	—	4	—

82	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (05/01/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (05/01/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (05/01/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (05/01/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,619	1,703	1,852	2,018	2,215	2,528	3,002	3,675	5,047	6,418
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.65	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.83	$1.75	$1.65	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	4	4	3	2	3	2	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.60	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.67	$1.78	$1.60	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	6	8	23	30	20	11
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19
Accumulation unit value at end of period	$1.54	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,750	2,006	2,334	2,618	3,038	3,846	4,729	6,192	9,052	12,088
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.31	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16	$1.00
Accumulation unit value at end of period	$1.23	$1.18	$1.31	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	—	1	—	4	1	4	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.56	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.61	$1.71	$1.56	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	1	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.74	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5	9	7	8	12	10	3	4	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9	12	15	17	8	15	5	1	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.62	$0.75	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.46	$0.62	$0.75	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	9	11	26	27	26	21	18	5	6	9
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	83

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.16	$1.21	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	3	8	2	2	2	1	3	—	—
Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	113	168	200	134	107	107	233	236	268	107
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.61	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.76	$1.77	$1.61	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	76	79	88	81	70	75	112	163	102	42
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.78	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.81	$1.86	$1.78	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	48	52	64	74	74	72	130	141	72	13
Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.17	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	29	30	21	18	14	12	8	9	7	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9	14	16	8	10	10	8	11	7	1
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	11	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.38	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.37	$1.46	$1.38	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	22	62	67	78	92	87	77	68	53	8
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.76	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.59	$1.74	$1.76	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5	6	9	6	8	8	22	23	19	2
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	64	62	69	76	72	43	32	8	8	1
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.52	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6	5	5	6	6	8	75	91	46	15

84	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Core Equity Fund, Series I Shares (10/08/1996)
Accumulation unit value at beginning of period	$2.80	$2.62	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83	$1.59
Accumulation unit value at end of period	$2.61	$2.80	$2.62	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	2,602	2,966	3,440	3,738	4,290	5,251	6,436	8,124	11,316	15,911
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.53	$1.38	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.53	$1.38	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	14	12	8	5	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.21	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5	7	5	2	1	3	3	8	—	4
Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	25	16	22	28	35	39	120	90	34	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	9	5	12	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	20	1	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.20	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	17	19	26	27	21	27	246	175	81	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$2.13	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.79	$2.13	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	5	7	5	10	11	14	20	18	13	2
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.32	$1.36	$1.21	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	12	11	12	36	48	21	11
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.98	$1.97	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.84	$1.98	$1.97	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	3	5	6	11	9	10	9	3	7
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	1	2	5	5	6	41	36	28	9

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	85

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.65	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.77	$1.80	$1.65	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	1	1	1	—	—
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.40	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.40	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	19	19	19	18	12	—	—
Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.56	$1.55	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.60	$1.56	$1.55	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	21	19	17	15	12	10	8	6	6	1
Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.40	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.37	$1.42	$1.40	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	30	33	67	71	70	95	364	337	224	43
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.79	$1.93	$1.75	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	1	2	3	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.25	$1.39	$1.40	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	41	46	64	106	102	103	163	209	132	51
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IA Shares (10/08/1996)
Accumulation unit value at beginning of period	$2.21	$1.96	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36	$1.27
Accumulation unit value at end of period	$2.18	$2.21	$1.96	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	2,479	2,735	3,119	3,409	3,746	4,233	5,013	6,554	8,906	12,653
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	63	107	14	15	8	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	75	73	71	66	67	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	7	5	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.23	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.31	$1.23	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	3	10	4	4	15	262	120	98	38
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	47	63	69	100	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	393	401	581	551	1,009	—	—	—	—

86	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (07/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.24	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.81	$1.80	$1.66	$1.24	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8	12	7	9	10	20	234	157	78	21
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	1	9	199	125	61	26
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	27	88	120	215	153	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	853	967	953	1,056	1,280	1,312	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	209	74	161	123	8	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	512	466	450	428	418	596	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	65	146	146	121	71	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	222	324	435	397	362	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.71	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.73	$1.71	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	1	3	3	3	8	121	106	56	5
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.71	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.87	$1.89	$1.71	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	7	7	6	5	4	4	1	5	1	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.69	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.58	$1.60	$1.69	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	12	13	14	18	25	84	56	24	6
Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.77	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.83	$1.77	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	18	19	20	29	33	37	84	69	40	2

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	87

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.14	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$1.07	$1.06	$1.14	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	7	129	3	2	—
Wells Fargo VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.92	$1.76	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.84	$1.92	$1.76	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	7	13	10	12	5	6	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$2.15	$2.22	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.07	$2.15	$2.22	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11	12	30	47	53	53	51	36	24	7
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.44	$1.42	$1.37	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	5	3	7	21	23	36	25	25	58
AB VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	62	63	73	75	75	87	83	71	66	7
AB VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.81	$0.87	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.82	$0.81	$0.87	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	131	146	189	249	322	377	1,394	3,694	1,875	431
AB VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.03	$1.85	$1.65	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	90	64	15	2	14	—	—	—	19	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	74	58	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$2.08	$1.81	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.02	$2.08	$1.81	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	50	61	74	84	94	125	515	941	1,057	19
American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.72	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.95	$1.86	$1.72	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	13	14	14	13	—	7	393
American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.51	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.60	$1.69	$1.51	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	215	182	150	196	127	159	155	130	142	76
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	199	131	32	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	34	37	7	4	2	8	13	11	—	—

88	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.58	$1.57	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	112	64	61	47	72	77	104	8	87	12
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	31	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	22	7	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	6	—	3	2	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	26	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.36	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.48	$1.36	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	238	244	261	304	476	573	7,761	6,252	3,315	1,118
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	18	—	7	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.47	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.47	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	20	65	99	105	144	145	830	1,826	817	193
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	38	41	52	15	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.23	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.23	$1.23	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	169	211	249	281	290	307	4,144	3,815	2,993	611
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	80	62	15	7	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	115	130	160	208	385	634	993	1,812	1,238	385
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	24	24	30	24	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	89

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.68	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	111	127	169	181	170	216	150	116	178	40
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.35	$1.31	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	486	502	535	39	9	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	64	98	134	137	152	167	5,045	2,619	2,072	761
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	211	212	226	34	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.34	$1.29	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	510	592	704	754	744	841	13,045	12,148	9,119	2,248
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	16	26	34	46	75	91	101	89	65	275
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.75	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	14	7	5	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.78	$1.65	$1.47	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	31	17	18	18	41	50	39	38	38	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.72	$1.54	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	138	88	59	64	46	46	39	32	10	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	49	42	60	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	343	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,892	949	319	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,981	7,175	4,091	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,374	36,957	34,452	23,935	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	4	—	—	—	—	—	—	—	—

90	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.65	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.82	$1.74	$1.65	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	5	26	—	3	2
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.80	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	3	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.66	$1.77	$1.60	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	58	69	74	66	123	174	488	947	692	591
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.22	$1.18	$1.30	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	28	28	28	17	26	30	68	27	46	21
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.60	$1.70	$1.55	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	3	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.73	$1.81	$1.73	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24	20	18	30	33	24	11	8	2	8
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	54	70	51	36	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	13	12	21	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	9	6	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.10	$1.05	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	64	64	76	151	143	271	336	280	34	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.62	$0.75	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.45	$0.62	$0.75	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	48	79	83	95	121	121	139	85	35	298
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	72	78	31	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.20	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	14	14	26	26	26	24	18	26	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.24	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	339	317	386	385	496	454	3,520	2,517	1,854	700
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.77	$1.60	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	643	670	663	729	752	865	1,975	4,301	3,188	1,284
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.85	$1.77	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.85	$1.77	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	212	285	318	313	312	385	1,768	2,783	1,386	338
Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.16	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	43	48	61	59	60	76	101	78	75	36
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	31	14	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	71	72	85	90	94	101	119	91	89	10
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	125	71	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.45	$1.37	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	292	301	328	316	297	417	430	422	426	101
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.75	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.59	$1.74	$1.75	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	92	80	76	63	47	72	67	45	48	16
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	5	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	3	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9	9	8	14	13	34	60	65	73	55
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	41	34	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.51	$1.63	$1.51	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	84	86	109	154	155	153	2,128	2,873	1,873	832
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.53	$1.38	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.53	$1.38	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	14	25	—	—	—	—	—

92	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.16	$1.84	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.20	$2.16	$1.84	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	27	46	50	61	58	50	47	45	26	206
Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.39	$1.44	$1.46	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	53	67	79	96	119	122	2,490	2,222	952	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	6	8	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	126	23	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	38	61	111	120	151	187	6,597	4,924	3,189	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$2.12	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20	$1.00
Accumulation unit value at end of period	$1.78	$2.12	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	145	155	122	122	105	80	86	97	61	29
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.20	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	23	30	44	46	53	72	934	1,282	484	279
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.97	$1.96	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.83	$1.97	$1.96	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	12	12	19	24	23	20	36	24	9	202
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.20	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	28	37	45	36	48	55	1,316	1,317	1,079	345
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.65	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.76	$1.79	$1.65	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	35	35	35	—	—	1	1	2	—	—
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$1.39	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.56	$1.54	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.56	$1.54	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	110	90	46	74	60	76	61	65	68	18
Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.40	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.36	$1.41	$1.40	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	836	916	1,174	1,287	1,382	1,598	8,043	6,568	5,113	892
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.92	$1.75	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.78	$1.92	$1.75	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	13	16	22	24	27	29	40	43	48	17
PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.38	$1.39	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	206	326	508	587	511	469	3,861	4,557	3,298	1,204
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	66	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	3	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	4	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,247	865	948	320	616	622	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,300	2,250	3,166	3,876	4,832	5,400	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	74	18	32	5	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	18	21	19	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	201	237	297	322	356	357	6,263	2,357	1,866	868
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	3	3	10	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	461	665	1,318	2,281	840	730	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,303	2,890	3,784	7,781	7,531	9,790	—	—	—	—

94	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	43	43	13	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	68	62	99	5	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	23	17	18	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (07/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.65	$1.24	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.79	$1.65	$1.24	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	77	120	156	165	187	204	6,307	4,260	2,481	656
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	41	41	41	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	39	54	106	115	147	147	6,336	3,670	2,212	859
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	41	37	4	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,605	12,062	9,770	6,617	4,588	2,283	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,203	30,336	33,786	34,926	39,214	48,051	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,332	3,802	3,562	2,646	2,032	1,190	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,345	7,119	10,405	11,775	14,831	15,140	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,997	4,808	4,760	4,838	2,313	1,420	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,745	7,890	9,909	13,057	14,186	15,285	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	95

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.70	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	2	3	—	—	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	32	29	23	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	24	24	24	9	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.82	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	29	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.91	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	9	9	9	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.72	$1.71	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	41	66	93	122	148	173	3,652	3,422	2,314	279
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.43	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	10	8	6	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	4	4	4	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	18	18	19	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.86	$1.88	$1.70	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	18	14	15	15	16	17	4	4	4	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	19	31	49	—	—	—	—	—	—
Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.69	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.57	$1.59	$1.69	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	166	180	208	225	264	316	1,829	1,311	679	272

96	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.77	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.79	$1.83	$1.77	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	154	162	195	215	236	290	1,460	1,339	954	103
Wells Fargo VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.13	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.13	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	50	28	49	57	79	75	3,390	7	13	9
Wells Fargo VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.92	$1.76	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.83	$1.92	$1.76	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	23	26	35	42	7	2	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$2.15	$2.22	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.06	$2.15	$2.22	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	12	10	10	12	29	46	40	39	16
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	15	17	1	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	41	6	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	42	37	14	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	34	3	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	169	111	10	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	14	3	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	8	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	97

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	22	16	7	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	9	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	80	54	6	2	1	7
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	13	17
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	36	15	25	14	17	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	29	14	10	2	6	11
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	41	33	4	2	6	6
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	26	12	12	25	44	37
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4	4	1	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	14	9	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.75	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	154	96	26	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	64	64	9	5	13	13
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	619	437	261	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,044	3,451	627	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,795	7,947	3,851	—	—	—

98	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,102	13,729	6,206	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	16	6	1	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	27	26	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	16	9	6	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	15	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	16	18	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	35	34	27	1	1	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	8	4	4	—	—	2
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	6	6	8	10	3
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	92	10	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.71	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	159	95	37	1	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	26	12	6	1	—	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	5	5	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	60	2	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.56	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	20	3	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	12	9	9	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	99

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	31	4	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	46	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	18	3	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	20	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	20	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	9	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	139	124	5	1	1	2
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	29	18	17	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	3	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	11	1	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	18	18	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	1	1	—

100	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	498	312	97	68	60	21
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	95	47	19	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	23	16	8	—	—	2
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	128	194	206	302	237	56
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	32	15	14	5	13	17
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	42	41	27	5	13	13
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	16	1	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	35	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.69	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	15	14	13	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	101

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	36	24	13	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5,540	3,481	2,016	781	380	15
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,730	851	432	140	168	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,466	712	576	339	410	188
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	35	11	4	1	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	2	—	1	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	20	19	—	—	—	2
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	12	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	7	7	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	14	11	4	—	—	—

102	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	45	69	66	29	45	44
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.90	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	25	17	13	1	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.64	$1.50	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.47	$1.48	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.95	$1.00	—
Accumulation unit value at end of period	$0.89	$0.91	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	103

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.15	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.57	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.49	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	88	90	92	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	942	982	1,008	555

104	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.23	$0.96	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.19	$1.15	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.39	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.53	$1.39	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.37	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.40	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	105

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.49	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.17	$1.26	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.45	$1.48	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.94	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.46	$1.57	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.08	$1.00
Accumulation unit value at end of period	$0.94	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

106	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.27	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.18	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	205	205
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.05	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.37	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.50	$1.38	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$1.37	$1.38	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.46	$1.50	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	107

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	146	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.22	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	4	2	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	198	351	622	117
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.36	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.43	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.45	$1.39	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.23	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.37	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.10	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.51	$1.54	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

108	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.28	$1.34	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.42	$1.40	$1.36	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	3	2	2	1	—
AB VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.49	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.61	$1.49	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	22	24	27	15	19	24	28	37	5	—
AB VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.80	$0.86	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.80	$0.80	$0.86	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	13	32	39	104	366	187	43
AB VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	26	14	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$2.05	$1.79	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.99	$2.05	$1.79	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	19	17	19	22	21	38	104	107	—
American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.92	$1.84	$1.70	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	4	2	—	2	3	17
American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	11	43	49	57	19	21	14	18	30	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	6	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	1	1	1	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	234	73	69	30	19	21	34	14	51	9

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	109

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	19	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.45	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.45	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.35	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.46	$1.35	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	25	26	15	18	33	43	589	591	310	75
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.45	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.26	$1.40	$1.45	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	8	26	28	27	44	39	75	168	60	9
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.21	$1.22	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	71	81	89	115	131	546	561	415	58
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	41	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	19	25	56	151	238	436	708	1,186	1,071	287
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.67	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.66	$1.70	$1.67	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	8	8	9	11	12	25	35	26	—

110	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	37	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.64	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.63	$1.67	$1.64	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	21	24	24	25	34	32	466	272	219	75
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.31	$1.33	$1.28	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	108	189	243	301	256	276	1,606	1,847	1,476	221
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	9	9	12	15	11	19
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.45	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.76	$1.63	$1.45	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	47	19	11	2	1	1	6	1	21	10
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	1	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	507	320	225	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	348	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	909	873	398	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,461	1,264	832	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.63	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.79	$1.72	$1.63	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	1	1	2	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	111

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.58	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.64	$1.75	$1.58	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	6	13	13	34	71	53	24
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.29	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.16	$1.29	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	2	3	4	8
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	16	16	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.53	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.58	$1.68	$1.53	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	10	11	—	1	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.72	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.79	$1.72	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	1	—	2	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	39	46	65	89	91	154	122	81	48	13
Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.61	$0.74	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99	$1.00
Accumulation unit value at end of period	$0.45	$0.61	$0.74	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	18	17	17	18	10	15	9	7	21
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.19	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	2	—	1	—	—
Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.22	$1.23	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	75	89	182	162	186	189	520	530	400	285

112	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	67	69	60	43	59	59	126	349	300	79
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	31	46	34	38	73	80	195	322	117	32
Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.27	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.15	$1.27	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	11	13	15	18	27	32	35	10	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	13	3	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.89	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	7	4	4	14	14	12	13	22	2
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	65	30	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	36	38	26	20	38	43	50	71	85	2
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	22	56	44	57	17	23	30	37	23	16
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	5	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.60	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	1	34	39	37	38	5	2
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.49	$1.61	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6	6	2	2	10	22	188	262	187	93
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.52	$1.37	$1.06	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.52	$1.37	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	5	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$2.14	$1.81	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.17	$2.14	$1.81	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	5	3	5	2	1	7

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.43	$1.44	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	7	6	9	72	74	260	254	97	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	1	2	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	2	74	76	574	502	276	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	49	46	42	15	37	45	48	57	28	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.19	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	4	6	5	60	101	57	22
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	—	1	1	2	2	5	12
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18	$1.00
Accumulation unit value at end of period	$1.13	$1.13	$1.19	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	2	4	3	84	95	91	19
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.37	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.37	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	2	2	1	2	1	1	—
Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	24	19	1	4	30	32	41	48	16	23

114	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	90	143	172	203	311	347	1,011	997	672	103
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	2
PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	38	133	161	205	133	87	345	557	401	106
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	8	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,680	1,631	2,086	2,258	2,243	42	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	52	52	64	64	64	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.21	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.21	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	13	14	19	19	43	671	343	300	83
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	10	10	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,123	4,009	4,508	6,544	5,782	4,585	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,119	2,191	2,213	2,592	2,613	2,906	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	115

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	30	30	—	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (07/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.64	$1.22	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.78	$1.76	$1.64	$1.22	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	14	16	16	21	34	32	493	404	226	89
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	5	11	18	446	335	205	61
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,928	12,404	12,890	10,380	9,526	4,427	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	615	874	1,531	1,677	2,110	2,833	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,112	2,714	2,264	2,826	3,020	416	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,109	1,112	1,029	815	1,028	1,118	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,724	2,936	3,209	3,443	2,731	1,348	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,098	1,414	1,491	1,737	1,622	1,333	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

116	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	10	10	1	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.70	$1.69	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	6	6	251	269	186	9
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.86	$1.68	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.67	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.55	$1.57	$1.67	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	17	16	17	8	65	61	163	172	46	11
Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.75	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.80	$1.75	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	14	60	67	78	19	27	102	109	81	12

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	117

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$1.05	$1.04	$1.12	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	12	13	14	309	7	1	—
Wells Fargo VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	10	12	17	23	6	2	1	1	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	17	6	7	11	11	5	2	4	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.06	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	3	1
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$0.72	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1
American Century VP Value, Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.21	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	20	32	14
BlackRock Global Allocation V.I. Fund (Class III) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11	4	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.21	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	20	15	14
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.54	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.89	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.15	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

118	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00
Accumulation unit value at end of period	$0.87	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	7	3
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.84	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	24	9	236
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$0.89	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.42	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	31	12	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	15	75	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	61	8	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	38	6	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.09	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	122	62	6
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	488	118	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	119

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$1.30	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	4	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.25	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	3	1
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.00
Accumulation unit value at end of period	$1.05	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.00
Accumulation unit value at end of period	$1.23	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	2	1
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.00
Accumulation unit value at end of period	$1.29	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.00
Accumulation unit value at end of period	$1.12	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	6	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.89	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	4	5	4
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	42	45	16
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.22	$1.00
Accumulation unit value at end of period	$1.24	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	13	9	1
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.01	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	56	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.13	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	3	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.00
Accumulation unit value at end of period	$1.13	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	7	1
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00
Accumulation unit value at end of period	$0.92	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	14	4	—

120	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00
Accumulation unit value at end of period	$0.96	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	5	5	3
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.01	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	12	5
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	3	—
Janus Aspen Series Janus Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	8	7	6
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—
MFS® Utilities Series – Service Class (04/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	7	5
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.24	$1.00
Accumulation unit value at end of period	$1.15	$1.24	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.92	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1
Oppenheimer Global Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	3	2
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.94	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1
PIMCO VIT All Asset Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$0.86	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.91	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	121

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00
Accumulation unit value at end of period	$0.53	$0.71	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.13	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	20	4	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	5	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$0.94	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.03	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1
Variable Portfolio – Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	38	120	—
Variable Portfolio – DFA International Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.16	$1.00
Accumulation unit value at end of period	$0.96	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	2	1
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	16	13	12
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	5	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	5	1
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00
Accumulation unit value at end of period	$0.98	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.41	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5
Variable Portfolio – MFS® Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7

122	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Variable Portfolio – Moderate Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.06	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	273	131	60
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	548	45	20
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	51	81	24
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	4	5	1
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.00
Accumulation unit value at end of period	$1.11	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$1.38	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.00
Accumulation unit value at end of period	$1.13	$1.22	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$1.07	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.00
Accumulation unit value at end of period	$1.01	$1.04	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$1.29	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	2	1
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	123

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Wells Fargo VT Opportunity Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.21	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.25	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	4	6	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$0.91	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	2	—

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.77	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.55	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.83	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	2	5	4	3	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

124	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.38	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	7	7	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,110	938	949	383	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	125

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	2	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.01	$1.04	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.88	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.55	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

126	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.51	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.05	$1.17	$1.19	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	127

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	6	6	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	7	8	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	561	562	564	565	115	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	7	7	6	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	6	6	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	2	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	3	3	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	672	968	991	1,006	801	—

128	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	312	316	317	313	316	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,161	1,197	1,248	1,281	776	105
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.68	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.80	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	4	4	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	3	3	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	2	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	129

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.77	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	—	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	9	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	14	—	—	—	—

130	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	7	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.38	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	12	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.73	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	8	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	40	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	25	38	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,620	1,537	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	131

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.42	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.01	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.88	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	5	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

132	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	16	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	133

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	76	76	76	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	90	91	114	120	143	65
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,243	1,230	1,070	31	31	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	39	—	—	—	—	—

134	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	268	302	76	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.80	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	135

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.62	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.16	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.34	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.36	$1.26	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$0.87	$0.98	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.86	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

136	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.11	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.04	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.14	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.55	$1.45	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.46	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$0.96	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	756	765	774	782
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.45	$1.55	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	137

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$1.41	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.54	$1.48	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.03	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.37	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.42	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	—
Accumulation unit value at end of period	$1.00	$1.10	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	—
Accumulation unit value at end of period	$1.00	$1.11	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

138	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.47	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.40	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$1.16	$1.25	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.38	$1.35	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.56	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$0.93	$1.04	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	22
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.53	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.26	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	139

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.21	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.07	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	93
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.04	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.48	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.36	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.45	$1.49	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	93
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.18	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356	356	356	356

140	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.31	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.43	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.21	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.50	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.41	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.27	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	141

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

142	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	96	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	477	107	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	143

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

144	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	145

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.34	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	20	22	24	24	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	372	163	77	15	16	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	73	73	73	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	92	120	120	120	120	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

146	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	147

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.00
Accumulation unit value at end of period	$1.50	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
American Century VP Value, Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00
Accumulation unit value at end of period	$1.35	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$1.33	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.89	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.14	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00
Accumulation unit value at end of period	$0.87	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.84	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	4	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

148	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.41	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.09	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.28	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	149

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.20	$1.00
Accumulation unit value at end of period	$1.11	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.23	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.12	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.92	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00
Accumulation unit value at end of period	$1.00	$1.11	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

150	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Janus Aspen Series Janus Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.10	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (04/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.00
Accumulation unit value at end of period	$1.14	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.92	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	151

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$0.94	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.16	$1.00
Accumulation unit value at end of period	$0.95	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00
Accumulation unit value at end of period	$0.97	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

152	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.11	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$1.13	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$0.90	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	153

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.45	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$0.87	$0.97	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.86	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

154	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.11	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.14	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.46	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.09	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.17	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.41	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.46	$1.54	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	155

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.03	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.92	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

156	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.47	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.10	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.43	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.26	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	157

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.00	—
Accumulation unit value at end of period	$0.97	$1.02	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.48	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.35	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88	88	88	88
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

158	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.43	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	159

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.00
Accumulation unit value at end of period	$1.49	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
American Century VP Value, Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.19	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.00
Accumulation unit value at end of period	$1.33	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.00
Accumulation unit value at end of period	$1.14	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.90	$1.00
Accumulation unit value at end of period	$0.87	$0.89	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.83	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

160	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.40	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	103	124	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.08	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.27	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	161

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.20	$1.00
Accumulation unit value at end of period	$1.11	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.22	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.11	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.91	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.00
Accumulation unit value at end of period	$1.00	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

162	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Janus Aspen Series Janus Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (04/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.23	$1.00
Accumulation unit value at end of period	$1.14	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.91	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	163

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$0.93	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.15	$1.00
Accumulation unit value at end of period	$0.95	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	191	82	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	76	76	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	89	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

164	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$1.12	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.00
Accumulation unit value at end of period	$0.90	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	165

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

166	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,304,852
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	63
Receivable for share redemptions	290	958	4,729	8,418	1,292
Total assets	320,812	1,244,515	5,621,028	8,311,852	1,306,207

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	290	958	4,234	6,229	1,129
Contract terminations	—	—	495	2,189	162
Payable for investments purchased	—	—	—	—	63
Total liabilities	290	958	4,729	8,418	1,354
Net assets applicable to contracts in accumulation period	319,195	1,243,370	5,615,974	8,285,093	1,302,933
Net assets applicable to contracts in payment period	—	—	—	18,341	—
Net assets applicable to seed money	1,327	187	325	—	1,920
Total net assets	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,304,853
(1) Investment shares	28,491	57,280	188,593	619,197	27,315
(2) Investments, at cost	$338,905	$966,647	$4,094,355	$9,561,003	$1,081,078

Dec. 31, 2015 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$1,053,125	$367,032	$1,476,249	$4,590,894	$2,443,829
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	419	—	289	361	—
Receivable for share redemptions	899	273	1,065	4,381	2,432
Total assets	1,054,443	367,305	1,477,603	4,595,636	2,446,261

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	899	273	1,065	3,585	1,913
Contract terminations	—	—	—	796	519
Payable for investments purchased	419	—	289	361	—
Total liabilities	1,318	273	1,354	4,742	2,432
Net assets applicable to contracts in accumulation period	1,052,253	367,032	1,472,713	4,590,775	2,443,459
Net assets applicable to contracts in payment period	—	—	3,430	—	—
Net assets applicable to seed money	872	—	106	119	370
Total net assets	$1,053,125	$367,032	$1,476,249	$4,590,894	$2,443,829
(1) Investment shares	148,327	36,630	147,625	249,505	160,461
(2) Investments, at cost	$1,553,002	$301,153	$1,216,042	$3,710,597	$1,740,761

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	167

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$1,063,742	$15,370,074	$6,239,628	$1,401,436	$1,346,588
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	7	—	—	—
Receivable for share redemptions	786	13,936	5,489	1,007	1,318
Total assets	1,064,528	15,384,017	6,245,117	1,402,443	1,347,906

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	786	11,900	5,120	1,007	1,044
Contract terminations	—	2,036	369	—	274
Payable for investments purchased	—	7	—	—	—
Total liabilities	786	13,943	5,489	1,007	1,318
Net assets applicable to contracts in accumulation period	1,063,742	15,340,147	6,239,216	1,401,363	1,346,457
Net assets applicable to contracts in payment period	—	29,060	—	—	—
Net assets applicable to seed money	—	867	412	73	131
Total net assets	$1,063,742	$15,370,074	$6,239,628	$1,401,436	$1,346,588
(1) Investment shares	120,197	1,734,771	478,499	702,474	64,276
(2) Investments, at cost	$834,700	$12,282,818	$7,076,683	$1,309,400	$1,245,396

Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Assets
Investments, at fair value(1),(2)	$13,911,991	$3,579,847	$13,886,708	$56,769	$1,026,554
Dividends receivable	—	1	4	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	21,745	—	68,557	—	14,420
Receivable for share redemptions	14,299	2,941	11,759	53	867
Total assets	13,948,035	3,582,789	13,967,028	56,822	1,041,841

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	12,761	2,941	11,652	53	867
Contract terminations	1,538	—	107	—	—
Payable for investments purchased	21,745	—	68,557	—	14,420
Total liabilities	36,044	2,941	80,316	53	15,287
Net assets applicable to contracts in accumulation period	13,693,657	3,558,014	13,862,242	54,935	1,026,386
Net assets applicable to contracts in payment period	218,189	—	22,470	—	—
Net assets applicable to seed money	145	21,834	2,000	1,834	168
Total net assets	$13,911,991	$3,579,848	$13,886,712	$56,769	$1,026,554
(1) Investment shares	632,076	3,579,847	13,886,708	10,174	62,102
(2) Investments, at cost	$10,749,781	$3,579,842	$13,886,099	$81,599	$962,573

See accompanying notes to financial statements.

168	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$490,147	$93,728	$1,105,014	$30,244,850	$295,720
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	404	87	965	32,491	243
Total assets	490,551	93,815	1,105,979	30,277,341	295,963

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	404	87	965	24,723	243
Contract terminations	—	—	—	7,768	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	404	87	965	32,491	243
Net assets applicable to contracts in accumulation period	489,103	93,582	1,104,866	30,037,104	294,778
Net assets applicable to contracts in payment period	—	—	—	207,734	—
Net assets applicable to seed money	1,044	146	148	12	942
Total net assets	$490,147	$93,728	$1,105,014	$30,244,850	$295,720
(1) Investment shares	50,066	9,856	57,643	1,566,279	33,758
(2) Investments, at cost	$495,049	$94,560	$997,451	$19,169,520	$323,493

Dec. 31, 2015 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$666,428	$8,778,195	$294,151	$8,499,137	$733,131
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	950	—	7,923	—
Receivable for share redemptions	617	7,654	253	6,938	627
Total assets	667,045	8,786,799	294,404	8,513,998	733,758

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	617	7,370	253	6,863	627
Contract terminations	—	284	—	75	—
Payable for investments purchased	—	950	—	7,923	—
Total liabilities	617	8,604	253	14,861	627
Net assets applicable to contracts in accumulation period	665,885	8,733,576	293,338	8,488,576	732,326
Net assets applicable to contracts in payment period	—	44,607	—	10,549	—
Net assets applicable to seed money	543	12	813	12	805
Total net assets	$666,428	$8,778,195	$294,151	$8,499,137	$733,131
(1) Investment shares	49,256	646,406	33,502	962,530	114,373
(2) Investments, at cost	$773,815	$8,661,359	$376,007	$10,569,553	$797,220

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	169

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$13,457,108	$5,063,926	$6,584,485	$1,026,547	$28,925,442
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,169	1,253	1,034	—	11,960
Receivable for share redemptions	11,277	4,251	5,496	932	26,245
Total assets	13,469,554	5,069,430	6,591,015	1,027,479	28,963,647

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	11,108	4,251	5,166	932	23,399
Contract terminations	169	—	330	—	2,846
Payable for investments purchased	1,169	1,253	1,034	—	11,960
Total liabilities	12,446	5,504	6,530	932	38,205
Net assets applicable to contracts in accumulation period	13,405,921	5,063,053	6,562,032	1,025,837	28,791,131
Net assets applicable to contracts in payment period	51,175	—	22,442	—	134,299
Net assets applicable to seed money	12	873	11	710	12
Total net assets	$13,457,108	$5,063,926	$6,584,485	$1,026,547	$28,925,442
(1) Investment shares	2,086,373	631,412	812,899	102,348	2,869,588
(2) Investments, at cost	$14,000,674	$5,826,325	$7,733,088	$1,077,922	$30,183,949

Dec. 31, 2015 (continued)	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$2,106,307	$645,639	$5,446,500	$10,222,357	$511,973
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	434	—
Receivable for share redemptions	1,842	602	5,276	8,582	461
Total assets	2,108,149	646,241	5,451,776	10,231,373	512,434

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,664	602	3,986	8,278	461
Contract terminations	178	—	1,290	304	—
Payable for investments purchased	—	—	—	434	—
Total liabilities	1,842	602	5,276	9,016	461
Net assets applicable to contracts in accumulation period	2,096,726	645,451	5,446,352	10,222,201	511,749
Net assets applicable to contracts in payment period	8,639	—	6	—	—
Net assets applicable to seed money	942	188	142	156	224
Total net assets	$2,106,307	$645,639	$5,446,500	$10,222,357	$511,973
(1) Investment shares	120,017	50,718	424,182	672,081	14,345
(2) Investments, at cost	$2,098,396	$590,233	$3,472,047	$7,525,450	$497,995

See accompanying notes to financial statements.

170	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$20,572,011	$1,603,476	$17,006,910	$48,851,529	$372,347,176
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,250	2,500	100
Receivable for share redemptions	21,493	1,336	14,221	43,063	314,786
Total assets	20,593,504	1,604,812	17,022,381	48,897,092	372,662,062

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	18,697	1,336	14,221	43,063	312,922
Contract terminations	2,796	—	—	—	1,864
Payable for investments purchased	—	—	1,250	2,500	100
Total liabilities	21,493	1,336	15,471	45,563	314,886
Net assets applicable to contracts in accumulation period	20,459,436	1,602,478	17,006,798	48,851,419	372,347,094
Net assets applicable to contracts in payment period	112,241	—	—	—	—
Net assets applicable to seed money	334	998	112	110	82
Total net assets	$20,572,011	$1,603,476	$17,006,910	$48,851,529	$372,347,176
(1) Investment shares	572,717	172,417	1,625,900	4,548,560	32,980,264
(2) Investments, at cost	$13,255,721	$1,727,728	$17,041,300	$48,698,766	$371,142,989

Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$726,496,032	$207,806	$3,937,634	$556,842	$3,389,361
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	212,855	—	181	—	8
Receivable for share redemptions	648,761	195	3,997	494	2,832
Total assets	727,357,648	208,001	3,941,812	557,336	3,392,201

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	635,709	195	3,731	494	2,616
Contract terminations	13,052	—	266	—	216
Payable for investments purchased	212,855	—	181	—	8
Total liabilities	861,616	195	4,178	494	2,840
Net assets applicable to contracts in accumulation period	726,495,970	207,628	3,906,480	556,661	3,389,350
Net assets applicable to contracts in payment period	—	—	30,822	—	—
Net assets applicable to seed money	62	178	332	181	11
Total net assets	$726,496,032	$207,806	$3,937,634	$556,842	$3,389,361
(1) Investment shares	60,541,336	10,272	193,401	32,132	194,456
(2) Investments, at cost	$687,478,683	$197,335	$2,460,317	$518,699	$2,314,449

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	171

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$277,184	$4,781,596	$234,309	$1,074,073	$188,038
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	4	—	—	—
Receivable for share redemptions	233	4,888	224	969	169
Total assets	277,417	4,786,488	234,533	1,075,042	188,207

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	233	4,500	224	814	169
Contract terminations	—	388	—	155	—
Payable for investments purchased	—	4	—	—	—
Total liabilities	233	4,892	224	969	169
Net assets applicable to contracts in accumulation period	276,025	4,742,366	234,111	1,073,715	187,834
Net assets applicable to contracts in payment period	—	39,109	—	—	—
Net assets applicable to seed money	1,159	121	198	358	204
Total net assets	$277,184	$4,781,596	$234,309	$1,074,073	$188,038
(1) Investment shares	20,456	352,106	13,856	63,144	10,034
(2) Investments, at cost	$271,801	$4,192,174	$221,305	$806,475	$161,448

Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value(1),(2)	$2,198,200	$467,312	$389,607	$314,806	$5,092,428
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	165	—	—	—	1,423
Receivable for share redemptions	1,639	398	336	255	3,881
Total assets	2,200,004	467,710	389,943	315,061	5,097,732

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,639	398	336	255	3,881
Contract terminations	—	—	—	—	—
Payable for investments purchased	165	—	—	—	1,423
Total liabilities	1,804	398	336	255	5,304
Net assets applicable to contracts in accumulation period	2,195,062	466,433	389,434	313,874	5,066,453
Net assets applicable to contracts in payment period	2,849	—	—	—	25,964
Net assets applicable to seed money	289	879	173	932	11
Total net assets	$2,198,200	$467,312	$389,607	$314,806	$5,092,428
(1) Investment shares	116,492	105,967	22,340	30,270	488,717
(2) Investments, at cost	$1,503,306	$680,138	$358,377	$315,458	$5,042,690
See accompanying notes to financial statements.

172	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$855,693	$777,578	$200,276	$8,549,736	$27,019,111
Dividends receivable	—	—	—	25,674	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,257	—	—	503	849
Receivable for share redemptions	649	32,163	169	7,393	35,710
Total assets	858,599	809,741	200,445	8,583,306	27,055,670

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	649	713	157	6,893	21,472
Contract terminations	—	31,450	12	501	14,238
Payable for investments purchased	2,257	—	—	26,176	849
Total liabilities	2,906	32,163	169	33,570	36,559
Net assets applicable to contracts in accumulation period	855,693	776,794	200,194	8,542,245	26,970,535
Net assets applicable to contracts in payment period	—	—	—	7,491	47,466
Net assets applicable to seed money	—	784	82	—	1,110
Total net assets	$855,693	$777,578	$200,276	$8,549,736	$27,019,111
(1) Investment shares	218,847	61,762	11,145	971,561	812,361
(2) Investments, at cost	$1,765,673	$848,020	$196,254	$9,024,639	$22,638,444

Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,190,412	$8,171,996	$2,581,498	$24,031,431	$313,244
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	347	—	725	—
Receivable for share redemptions	878	6,712	2,939	20,282	236
Total assets	1,191,290	8,179,055	2,584,437	24,052,438	313,480

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	878	6,169	1,954	18,206	236
Contract terminations	—	543	985	2,076	—
Payable for investments purchased	—	347	—	725	—
Total liabilities	878	7,059	2,939	21,007	236
Net assets applicable to contracts in accumulation period	1,190,412	8,124,686	2,581,498	24,007,275	313,244
Net assets applicable to contracts in payment period	—	47,061	—	23,103	—
Net assets applicable to seed money	—	249	—	1,053	—
Total net assets	$1,190,412	$8,171,996	$2,581,498	$24,031,431	$313,244
(1) Investment shares	63,489	440,776	79,651	754,993	16,487
(2) Investments, at cost	$896,647	$6,173,278	$2,240,695	$22,329,414	$288,462

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	173

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$4,237,478	$1,381,418	$6,436,947	$1,522,983	$10,105,543
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	90	—	14	2,421
Receivable for share redemptions	3,214	1,132	6,794	1,328	8,087
Total assets	4,240,692	1,382,640	6,443,741	1,524,325	10,116,051

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,194	1,132	4,830	1,328	8,080
Contract terminations	20	—	1,964	—	6
Payable for investments purchased	—	90	—	14	2,421
Total liabilities	3,214	1,222	6,794	1,342	10,507
Net assets applicable to contracts in accumulation period	4,235,741	1,380,632	6,382,661	1,522,318	10,104,691
Net assets applicable to contracts in payment period	1,659	—	54,286	—	—
Net assets applicable to seed money	78	786	—	665	853
Total net assets	$4,237,478	$1,381,418	$6,436,947	$1,522,983	$10,105,544
(1) Investment shares	224,087	131,314	414,752	107,252	526,330
(2) Investments, at cost	$3,943,625	$1,478,694	$6,982,745	$1,702,956	$9,418,990

Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$7,393,301	$1,339,937	$9,502,725	$99,679	$319,554
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	614	1	2,377	50	—
Receivable for share redemptions	5,808	1,177	7,059	93	248
Total assets	7,399,723	1,341,115	9,512,161	99,822	319,802

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,804	1,155	7,059	92	248
Contract terminations	4	22	—	—	—
Payable for investments purchased	614	1	2,377	50	—
Total liabilities	6,422	1,178	9,436	142	248
Net assets applicable to contracts in accumulation period	7,392,426	1,339,039	9,462,134	98,599	319,554
Net assets applicable to contracts in payment period	—	—	40,591	—	—
Net assets applicable to seed money	875	898	—	1,081	—
Total net assets	$7,393,301	$1,339,937	$9,502,725	$99,680	$319,554
(1) Investment shares	418,173	84,806	655,813	10,930	27,548
(2) Investments, at cost	$7,137,712	$1,507,912	$9,927,154	$107,322	$328,712

See accompanying notes to financial statements.

174	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$6,078,535	$333,998	$3,147,228	$552,356	$7,437,941
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	54	366
Receivable for share redemptions	6,833	255	4,805	499	6,307
Total assets	6,085,368	334,253	3,152,033	552,909	7,444,614

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,635	255	2,431	499	5,679
Contract terminations	2,198	—	2,374	—	628
Payable for investments purchased	—	—	—	54	366
Total liabilities	6,833	255	4,805	553	6,673
Net assets applicable to contracts in accumulation period	6,077,497	333,998	3,144,656	551,490	7,437,787
Net assets applicable to contracts in payment period	1,038	—	1,884	—	—
Net assets applicable to seed money	—	—	688	866	154
Total net assets	$6,078,535	$333,998	$3,147,228	$552,356	$7,437,941
(1) Investment shares	363,766	5,829	56,351	54,797	424,782
(2) Investments, at cost	$4,834,479	$236,284	$2,101,988	$639,194	$5,491,582

Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Assets
Investments, at fair value(1),(2)	$6,901,387	$939,934	$1,164,020	$3,376,631	$4,847,492
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	12	115	116	—
Receivable for share redemptions	7,659	721	947	2,631	5,124
Total assets	6,909,046	940,667	1,165,082	3,379,378	4,852,616

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,341	721	947	2,547	3,751
Contract terminations	318	—	—	84	1,372
Payable for investments purchased	—	12	115	116	—
Total liabilities	7,659	733	1,062	2,747	5,123
Net assets applicable to contracts in accumulation period	6,778,095	939,934	1,164,020	3,376,631	4,847,493
Net assets applicable to contracts in payment period	123,292	—	—	—	—
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,901,387	$939,934	$1,164,020	$3,376,631	$4,847,493
(1) Investment shares	203,942	40,393	50,260	110,167	146,716
(2) Investments, at cost	$5,194,957	$674,379	$854,834	$2,590,804	$4,396,544

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	175

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Assets
Investments, at fair value(1),(2)	$448,990	$1,380,902	$1,433,933	$955,211	$770,492
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	331	1,149	1,143	9,513	556
Total assets	449,321	1,382,051	1,435,076	964,724	771,048

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	325	1,060	991	851	556
Contract terminations	6	89	152	8,662	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	331	1,149	1,143	9,513	556
Net assets applicable to contracts in accumulation period	448,773	1,380,792	1,433,933	954,619	770,492
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	217	110	—	592	—
Total net assets	$448,990	$1,380,902	$1,433,933	$955,211	$770,492
(1) Investment shares	83,455	259,081	76,152	115,033	14,094
(2) Investments, at cost	$350,834	$1,120,638	$1,220,499	$1,303,532	$508,380

Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Assets
Investments, at fair value(1),(2)	$773,378	$166,175	$743,833	$4,185,843	$1,733,007
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	133	—	—	—	276
Receivable for share redemptions	648	148	503	5,797	1,278
Total assets	774,159	166,323	744,336	4,191,640	1,734,561

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	648	148	503	3,162	1,262
Contract terminations	—	—	—	2,635	16
Payable for investments purchased	133	—	—	—	276
Total liabilities	781	148	503	5,797	1,554
Net assets applicable to contracts in accumulation period	772,414	164,721	743,833	4,183,949	1,733,007
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	964	1,454	—	1,894	—
Total net assets	$773,378	$166,175	$743,833	$4,185,843	$1,733,007
(1) Investment shares	61,088	14,824	95,979	138,421	62,249
(2) Investments, at cost	$794,518	$182,141	$530,066	$3,458,406	$2,266,852

See accompanying notes to financial statements.

176	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$452,064	$4,012,639	$1,837,030	$6,713,291	$2,725,779
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	901	16,820	58
Receivable for share redemptions	375	5,300	1,299	5,352	2,251
Total assets	452,439	4,017,939	1,839,230	6,735,463	2,728,088

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	375	3,025	1,299	5,352	2,042
Contract terminations	—	2,275	—	—	210
Payable for investments purchased	—	—	901	16,820	58
Total liabilities	375	5,300	2,200	22,172	2,310
Net assets applicable to contracts in accumulation period	450,922	4,012,639	1,837,030	6,700,569	2,725,778
Net assets applicable to contracts in payment period	—	—	—	11,694	—
Net assets applicable to seed money	1,142	—	—	1,028	—
Total net assets	$452,064	$4,012,639	$1,837,030	$6,713,291	$2,725,778
(1) Investment shares	39,276	247,388	127,130	266,930	267,758
(2) Investments, at cost	$477,011	$4,334,114	$1,879,639	$7,179,724	$2,416,469

Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Assets
Investments, at fair value(1),(2)	$1,600,278	$53,068	$1,392,727	$584,971	$906,908
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	175	—	361	—	313
Receivable for share redemptions	12,248	41	1,471	501	732
Total assets	1,612,701	53,109	1,394,559	585,472	907,953

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,264	41	1,056	501	732
Contract terminations	10,984	—	416	—	—
Payable for investments purchased	175	—	361	—	313
Total liabilities	12,423	41	1,833	501	1,045
Net assets applicable to contracts in accumulation period	1,599,331	51,694	1,392,616	583,520	906,719
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	947	1,374	110	1,451	189
Total net assets	$1,600,278	$53,068	$1,392,726	$584,971	$906,908
(1) Investment shares	162,465	5,652	124,908	27,157	76,791
(2) Investments, at cost	$1,850,281	$55,730	$1,294,880	$449,961	$864,996

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	177

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Assets
Investments, at fair value(1),(2)	$5,555,470	$19,807,255	$3,061,365	$8,091,879	$114,695
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,297	5,369	326	1,994	—
Receivable for share redemptions	4,882	16,448	2,446	6,546	98
Total assets	5,561,649	19,829,072	3,064,137	8,100,419	114,793

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,485	15,803	2,446	6,546	98
Contract terminations	397	645	—	—	—
Payable for investments purchased	1,297	5,369	326	1,994	—
Total liabilities	6,179	21,817	2,772	8,540	98
Net assets applicable to contracts in accumulation period	5,554,120	19,784,842	3,059,833	8,091,250	113,628
Net assets applicable to contracts in payment period	—	21,708	—	—	—
Net assets applicable to seed money	1,350	705	1,532	629	1,067
Total net assets	$5,555,470	$19,807,255	$3,061,365	$8,091,879	$114,695
(1) Investment shares	147,791	3,961,451	145,433	880,509	10,079
(2) Investments, at cost	$4,838,384	$21,164,583	$3,047,549	$9,657,068	$121,321

Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$463,003	$2,024,852	$872,392	$5,402,564	$749,704
Dividends receivable	1,135	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	162	—	1,170	—	29
Receivable for share redemptions	390	1,536	602	5,857	653
Total assets	464,690	2,026,388	874,164	5,408,421	750,386

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	390	1,507	602	5,745	518
Contract terminations	—	29	—	112	135
Payable for investments purchased	1,297	—	1,170	—	29
Total liabilities	1,687	1,536	1,772	5,857	682
Net assets applicable to contracts in accumulation period	432,062	2,024,852	867,872	5,397,927	749,435
Net assets applicable to contracts in payment period	—	—	4,403	4,637	—
Net assets applicable to seed money	30,941	—	117	—	269
Total net assets	$463,003	$2,024,852	$872,392	$5,402,564	$749,704
(1) Investment shares	43,762	100,789	66,748	157,006	22,167
(2) Investments, at cost	$491,767	$1,468,179	$859,325	$3,881,452	$469,866

See accompanying notes to financial statements.

178	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$460,523	$874,865	$197,796	$52,451,107	$63,267,349
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	1,515	3,177
Receivable for share redemptions	348	670	173	111,291	50,965
Total assets	460,871	875,535	197,969	52,563,913	63,321,491

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	348	670	173	43,037	50,867
Contract terminations	—	—	—	68,254	98
Payable for investments purchased	—	—	—	1,515	3,177
Total liabilities	348	670	173	112,806	54,142
Net assets applicable to contracts in accumulation period	460,523	874,865	196,802	52,451,002	63,267,338
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	994	105	11
Total net assets	$460,523	$874,865	$197,796	$52,451,107	$63,267,349
(1) Investment shares	49,307	59,353	40,867	3,334,463	4,016,975
(2) Investments, at cost	$486,436	$1,018,508	$270,472	$41,960,170	$44,837,071

Dec. 31, 2015 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$479,509	$410,213	$521,313	$8,552,398	$699,180
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	2,619	—
Receivable for share redemptions	469	340	451	6,583	633
Total assets	479,978	410,553	521,764	8,561,600	699,813
Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	469	340	451	6,583	633
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	2,619	—
Total liabilities	469	340	451	9,202	633
Net assets applicable to contracts in accumulation period	478,721	409,137	520,377	8,552,313	698,195
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	788	1,076	936	85	985
Total net assets	$479,509	$410,213	$521,313	$8,552,398	$699,180
(1) Investment shares	44,730	45,128	104,472	1,690,197	63,274
(2) Investments, at cost	$486,156	$450,053	$740,795	$12,514,463	$780,118

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	179

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$36,121,418	$53,653,590	$475,083	$1,224,466	$246,446
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	21,630	—
Receivable for share redemptions	32,404	44,442	420	1,060	211
Total assets	36,153,822	53,698,032	475,503	1,247,156	246,657

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	32,404	44,412	420	1,060	211
Contract terminations	—	30	—	—	—
Payable for investments purchased	—	—	—	21,630	—
Total liabilities	32,404	44,442	420	22,690	211
Net assets applicable to contracts in accumulation period	36,121,339	53,653,510	474,241	1,219,672	246,253
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	79	80	842	4,794	193
Total net assets	$36,121,418	$53,653,590	$475,083	$1,224,466	$246,446
(1) Investment shares	2,887,404	4,288,856	53,380	160,480	12,593
(2) Investments, at cost	$32,257,452	$46,339,461	$563,024	$1,446,010	$173,629

Dec. 31, 2015 (continued)	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
Assets
Investments, at fair value(1),(2)	$1,501,955	$364,177	$557,656	$157,647	$9,282,632
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	750
Receivable for share redemptions	1,181	343	10,843	139	12,347
Total assets	1,503,136	364,520	568,499	157,786	9,295,729

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,181	343	511	139	7,250
Contract terminations	—	—	10,332	—	5,097
Payable for investments purchased	—	—	—	—	750
Total liabilities	1,181	343	10,843	139	13,097
Net assets applicable to contracts in accumulation period	1,501,042	363,390	557,512	157,392	9,282,621
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	913	787	144	255	11
Total net assets	$1,501,955	$364,177	$557,656	$157,647	$9,282,632
(1) Investment shares	132,681	33,877	30,810	7,705	367,920
(2) Investments, at cost	$1,606,091	$365,943	$513,867	$116,633	$7,575,710

See accompanying notes to financial statements.

180	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,369,962	$428,004,194	$711,956,598	$214,954,555	$250,249,560
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,712	2,412	65,456	3,520
Receivable for share redemptions	1,278	394,586	603,098	474,221	250,275
Total assets	1,371,240	428,400,492	712,562,108	215,494,232	250,503,355

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,278	372,987	573,701	179,706	197,639
Contract terminations	—	21,599	29,397	294,515	52,636
Payable for investments purchased	—	1,712	2,412	65,456	3,520
Total liabilities	1,278	396,298	605,510	539,677	253,795
Net assets applicable to contracts in accumulation period	1,369,797	427,873,945	711,956,587	214,905,775	250,249,549
Net assets applicable to contracts in payment period	—	130,183	—	48,715	—
Net assets applicable to seed money	165	66	11	65	11
Total net assets	$1,369,962	$428,004,194	$711,956,598	$214,954,555	$250,249,560
(1) Investment shares	74,617	30,056,474	49,926,830	14,330,304	16,661,089
(2) Investments, at cost	$1,290,815	$356,996,395	$531,998,798	$174,803,292	$180,756,352

Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
Assets
Investments, at fair value(1),(2)	$94,822,099	$143,667,127	$698,629	$53,159	$66,784
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	83,707	121,161	650	54	98
Total assets	94,905,806	143,788,288	699,279	53,213	66,882

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	83,677	116,856	650	54	98
Contract terminations	30	4,305	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	83,707	121,161	650	54	98
Net assets applicable to contracts in accumulation period	94,822,067	143,667,104	697,865	51,841	65,477
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	32	23	764	1,318	1,307
Total net assets	$94,822,099	$143,667,127	$698,629	$53,159	$66,784
(1) Investment shares	7,097,462	10,737,453	79,570	5,607	7,105
(2) Investments, at cost	$81,417,368	$113,771,859	$845,562	$55,811	$70,444

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	181

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$372,355	$117,297	$230,770	$189,916	$5,704,949
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	1,481
Receivable for share redemptions	376	110	207	151	4,273
Total assets	372,731	117,407	230,977	190,067	5,710,703

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	376	110	207	151	4,273
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	1,481
Total liabilities	376	110	207	151	5,754
Net assets applicable to contracts in accumulation period	372,171	117,078	230,605	189,736	5,704,925
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	184	219	165	180	24
Total net assets	$372,355	$117,297	$230,770	$189,916	$5,704,949
(1) Investment shares	22,007	5,739	13,511	9,260	276,403
(2) Investments, at cost	$329,536	$98,669	$222,697	$170,828	$3,784,712

Dec. 31, 2015 (continued)	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$378,493	$129,788	$283,880	$2,563,987	$325,901
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	335	116	266	4,781	286
Total assets	378,828	129,904	284,146	2,568,768	326,187

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	335	116	266	1,974	286
Contract terminations	—	—	—	2,807	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	335	116	266	4,781	286
Net assets applicable to contracts in accumulation period	377,441	128,598	283,719	2,563,952	325,062
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,052	1,190	161	35	839
Total net assets	$378,493	$129,788	$283,880	$2,563,987	$325,901
(1) Investment shares	36,289	13,520	18,566	166,709	31,458
(2) Investments, at cost	$427,720	$137,510	$229,815	$1,561,090	$326,830

See accompanying notes to financial statements.

182	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$391,226	$739,341	$1,951,621	$12,161,770	$17,961,981
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	21	—	—	201
Receivable for share redemptions	359	594	1,557	12,271	14,754
Total assets	391,585	739,956	1,953,178	12,174,041	17,976,936

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	359	589	1,557	9,269	13,595
Contract terminations	—	5	—	3,002	1,159
Payable for investments purchased	—	21	—	—	201
Total liabilities	359	615	1,557	12,271	14,955
Net assets applicable to contracts in accumulation period	391,057	731,819	1,950,716	12,150,128	17,939,342
Net assets applicable to contracts in payment period	—	7,266	—	11,631	22,628
Net assets applicable to seed money	169	256	905	11	11
Total net assets	$391,226	$739,341	$1,951,621	$12,161,770	$17,961,981
(1) Investment shares	21,125	39,622	193,805	462,073	565,732
(2) Investments, at cost	$300,488	$543,316	$1,966,574	$12,969,218	$17,787,790

Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$2,222,350	$2,450,291	$3,284,936	$3,228,407	$251,645
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2	210	49	845	—
Receivable for share redemptions	1,576	1,880	2,524	2,552	203
Total assets	2,223,928	2,452,381	3,287,509	3,231,804	251,848

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,576	1,879	2,516	2,552	203
Contract terminations	—	1	8	—	—
Payable for investments purchased	2	210	49	845	—
Total liabilities	1,578	2,090	2,573	3,397	203
Net assets applicable to contracts in accumulation period	2,222,350	2,431,155	3,215,337	3,227,360	250,626
Net assets applicable to contracts in payment period	—	19,055	68,385	—	—
Net assets applicable to seed money	—	81	1,214	1,047	1,019
Total net assets	$2,222,350	$2,450,291	$3,284,936	$3,228,407	$251,645
(1) Investment shares	120,322	506,259	131,135	377,150	37,559
(2) Investments, at cost	$1,583,234	$2,428,633	$2,499,985	$3,131,158	$303,273

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	183

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$1,970	$—	$75,950	$195,959	$—
Variable account expenses	2,310	12,357	55,588	81,486	10,795
Investment income (loss) — net	(340)	(12,357)	20,362	114,473	(10,795)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,440	201,390	1,591,691	1,786,667	156,144
Cost of investments sold	15,683	157,957	1,163,759	1,950,194	119,457
Net realized gain (loss) on sales of investments	(243)	43,433	427,932	(163,527)	36,687
Distributions from capital gains	5,209	—	—	—	101,722
Net change in unrealized appreciation or depreciation of investments	(18,379)	(11,070)	(437,656)	244,724	(32,756)
Net gain (loss) on investments	(13,413)	32,363	(9,724)	81,197	105,653
Net increase (decrease) in net assets resulting from operations	$(13,753)	$20,006	$10,638	$195,670	$94,858

Year ended Dec. 31, 2015 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$10,515	$1,611	$3,737	$74,426	$9,410
Variable account expenses	12,294	3,701	14,243	45,572	28,841
Investment income (loss) — net	(1,779)	(2,090)	(10,506)	28,854	(19,431)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	385,467	108,620	350,839	1,035,873	1,287,725
Cost of investments sold	446,694	86,232	275,470	801,057	964,338
Net realized gain (loss) on sales of investments	(61,227)	22,388	75,369	234,816	323,387
Distributions from capital gains	27,878	—	—	228,387	310,715
Net change in unrealized appreciation or depreciation of investments	(557,999)	(19,472)	(62,661)	(611,786)	(470,024)
Net gain (loss) on investments	(591,348)	2,916	12,708	(148,583)	164,078
Net increase (decrease) in net assets resulting from operations	$(593,127)	$826	$2,202	$(119,729)	$144,647

Year ended Dec. 31, 2015 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$25,155	$326,932	$64,945	$1,699	$—
Variable account expenses	9,944	148,779	54,922	12,612	13,629
Investment income (loss) — net	15,211	178,153	10,023	(10,913)	(13,629)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	195,832	3,004,877	1,301,425	164,614	387,287
Cost of investments sold	146,288	2,276,768	1,378,415	150,633	338,906
Net realized gain (loss) on sales of investments	49,544	728,109	(76,990)	13,981	48,381
Distributions from capital gains	—	—	378,180	6,112	32,382
Net change in unrealized appreciation or depreciation of investments	(118,158)	(1,721,598)	(474,426)	(56,353)	(146,037)
Net gain (loss) on investments	(68,614)	(993,489)	(173,236)	(36,260)	(65,274)
Net increase (decrease) in net assets resulting from operations	$(53,403)	$(815,336)	$(163,213)	$(47,173)	$(78,903)
See accompanying notes to financial statements.

184	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Investment income
Dividend income	$—	$196	$1,225	$—	$—
Variable account expenses	136,953	19,894	119,790	1,341	8,420
Investment income (loss) — net	(136,953)	(19,698)	(118,565)	(1,341)	(8,420)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,615,555	1,586,027	8,223,111	143,575	115,588
Cost of investments sold	1,172,006	1,586,026	8,222,797	190,133	108,565
Net realized gain (loss) on sales of investments	443,549	1	314	(46,558)	7,023
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(243,447)	2	(313)	17,213	10,015
Net gain (loss) on investments	200,102	3	1	(29,345)	17,038
Net increase (decrease) in net assets resulting from operations	$63,149	$(19,695)	$(118,564)	$(30,686)	$8,618

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$7,020	$—	$—	$—	$5,185
Variable account expenses	3,622	1,123	10,250	320,039	3,019
Investment income (loss) — net	3,398	(1,123)	(10,250)	(320,039)	2,166

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	137,744	60,583	93,631	6,750,326	87,558
Cost of investments sold	137,327	59,641	80,216	4,227,719	94,763
Net realized gain (loss) on sales of investments	417	942	13,415	2,522,607	(7,205)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,240)	(749)	(42,797)	(3,461,761)	(2,290)
Net gain (loss) on investments	(7,823)	193	(29,382)	(939,154)	(9,495)
Net increase (decrease) in net assets resulting from operations	$(4,425)	$(930)	$(39,632)	$(1,259,193)	$(7,329)

Year ended Dec. 31, 2015 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$850	$12,832	$—	$—	$46,024
Variable account expenses	8,583	101,256	3,174	93,038	8,336
Investment income (loss) — net	(7,733)	(88,424)	(3,174)	(93,038)	37,688

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	206,007	2,565,485	32,884	1,835,199	302,810
Cost of investments sold	234,579	2,370,978	38,544	2,114,624	313,734
Net realized gain (loss) on sales of investments	(28,572)	194,507	(5,660)	(279,425)	(10,924)
Distributions from capital gains	22,754	282,293	25,376	818,226	—
Net change in unrealized appreciation or depreciation of investments	(75,398)	(1,375,179)	(39,049)	(1,124,857)	(43,760)
Net gain (loss) on investments	(81,216)	(898,379)	(19,333)	(586,056)	(54,684)
Net increase (decrease) in net assets resulting from operations	$(88,949)	$(986,803)	$(22,507)	$(679,094)	$(16,996)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	185

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Investment income
Dividend income	$896,552	$517,133	$702,154	$8,882	$415,384
Variable account expenses	145,775	55,026	69,768	9,098	299,824
Investment income (loss) — net	750,777	462,107	632,386	(216)	115,560

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,080,763	1,086,244	2,109,709	128,479	6,612,625
Cost of investments sold	2,981,093	1,166,728	2,325,517	134,753	6,813,604
Net realized gain (loss) on sales of investments	99,670	(80,484)	(215,808)	(6,274)	(200,979)
Distributions from capital gains	—	50,575	68,228	2,224	94,633
Net change in unrealized appreciation or depreciation of investments	(1,096,018)	(544,365)	(604,538)	(7,822)	(227,328)
Net gain (loss) on investments	(996,348)	(574,274)	(752,118)	(11,872)	(333,674)
Net increase (decrease) in net assets resulting from operations	$(245,571)	$(112,167)	$(119,732)	$(12,088)	$(218,114)

Year ended Dec. 31, 2015 (continued)	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$6,594	$—	$—	$—	$—
Variable account expenses	21,359	6,056	46,106	95,638	4,774
Investment income (loss) — net	(14,765)	(6,056)	(46,106)	(95,638)	(4,774)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	540,732	277,167	959,163	2,076,526	103,054
Cost of investments sold	520,770	234,266	579,154	1,487,953	92,495
Net realized gain (loss) on sales of investments	19,962	42,901	380,009	588,573	10,559
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(17,676)	(3,570)	77,121	(530,247)	(12,909)
Net gain (loss) on investments	2,286	39,331	457,130	58,326	(2,350)
Net increase (decrease) in net assets resulting from operations	$(12,479)	$33,275	$411,024	$(37,312)	$(7,124)

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$115,766	$—	$—	$—
Variable account expenses	230,717	23,356	126,308	447,046	3,360,130
Investment income (loss) — net	(230,717)	92,410	(126,308)	(447,046)	(3,360,130)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,819,306	3,678,447	2,077,091	2,380,955	14,178,991
Cost of investments sold	1,783,583	3,751,644	2,045,679	2,295,263	13,720,324
Net realized gain (loss) on sales of investments	1,035,723	(73,197)	31,412	85,692	458,667
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(857,570)	(57,805)	(255,225)	(1,070,812)	(13,632,012)
Net gain (loss) on investments	178,153	(131,002)	(223,813)	(985,120)	(13,173,345)
Net increase (decrease) in net assets resulting from operations	$(52,564)	$(38,592)	$(350,121)	$(1,432,166)	$(16,533,475)

See accompanying notes to financial statements.

186	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	7,140,316	1,803	45,559	5,810	36,529
Investment income (loss) — net	(7,140,316)	(1,803)	(45,559)	(5,810)	(36,529)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	33,025,198	100,457	452,621	34,139	1,144,390
Cost of investments sold	29,792,975	86,120	278,093	31,798	743,970
Net realized gain (loss) on sales of investments	3,232,223	14,337	174,528	2,341	400,420
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(22,220,737)	(7,913)	45,559	(32,691)	(589,189)
Net gain (loss) on investments	(18,988,514)	6,424	220,087	(30,350)	(188,769)
Net increase (decrease) in net assets resulting from operations	$(26,128,830)	$4,621	$174,528	$(36,160)	$(225,298)

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$1,376	$48,098	$—	$—	$—
Variable account expenses	1,779	57,570	3,075	11,472	2,026
Investment income (loss) — net	(403)	(9,472)	(3,075)	(11,472)	(2,026)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,028	1,046,395	57,568	467,953	28,940
Cost of investments sold	17,280	882,452	50,760	331,420	24,118
Net realized gain (loss) on sales of investments	748	163,943	6,808	136,533	4,822
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(333)	64,675	(22,310)	(191,309)	(11,470)
Net gain (loss) on investments	415	228,618	(15,502)	(54,776)	(6,648)
Net increase (decrease) in net assets resulting from operations	$12	$219,146	$(18,577)	$(66,248)	$(8,674)

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$157,157	$—	$7,565	$158,282
Variable account expenses	21,811	4,550	3,988	2,648	50,928
Investment income (loss) — net	(21,811)	152,607	(3,988)	4,917	107,354

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	539,045	114,045	93,254	12,949	1,923,531
Cost of investments sold	340,413	134,958	78,315	12,545	1,863,088
Net realized gain (loss) on sales of investments	198,632	(20,913)	14,939	404	60,443
Distributions from capital gains	—	53,407	—	637	12,778
Net change in unrealized appreciation or depreciation of investments	(263,597)	(199,645)	(45,687)	(5,877)	(149,318)
Net gain (loss) on investments	(64,965)	(167,151)	(30,748)	(4,836)	(76,097)
Net increase (decrease) in net assets resulting from operations	$(86,776)	$(14,544)	$(34,736)	$81	$31,257

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	187

Statements of Operations

Year ended Dec. 31, 2015 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$24,534	$10,105	$331,097	$223,065
Variable account expenses	10,449	9,113	2,887	94,148	271,404
Investment income (loss) — net	(10,449)	15,421	7,218	236,949	(48,339)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	375,438	240,951	196,701	2,957,951	5,673,729
Cost of investments sold	663,072	254,052	189,754	3,012,603	4,565,431
Net realized gain (loss) on sales of investments	(287,634)	(13,101)	6,947	(54,652)	1,108,298
Distributions from capital gains	—	1,975	—	—	2,638,759
Net change in unrealized appreciation or depreciation of investments	(29,716)	(72,613)	(9,369)	(335,596)	(3,886,193)
Net gain (loss) on investments	(317,350)	(83,739)	(2,422)	(390,248)	(139,136)
Net increase (decrease) in net assets resulting from operations	$(327,799)	$(68,318)	$4,796	$(153,299)	$(187,475)

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$25,356	$161,814	$11,195	$64,099	$4,122
Variable account expenses	11,805	78,533	25,105	241,707	3,010
Investment income (loss) — net	13,551	83,281	(13,910)	(177,608)	1,112

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	248,686	1,470,024	351,622	5,446,857	50,054
Cost of investments sold	176,730	1,034,813	290,385	4,820,941	43,842
Net realized gain (loss) on sales of investments	71,956	435,211	61,237	625,916	6,212
Distributions from capital gains	69,528	459,825	346,825	3,369,641	325
Net change in unrealized appreciation or depreciation of investments	(196,921)	(1,257,795)	(451,248)	(4,388,756)	2,433
Net gain (loss) on investments	(55,437)	(362,759)	(43,186)	(393,199)	8,970
Net increase (decrease) in net assets resulting from operations	$(41,886)	$(279,478)	$(57,096)	$(570,807)	$10,082

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Investment income
Dividend income	$50,150	$37,525	$233,926	$182,166	$339,964
Variable account expenses	41,488	12,581	63,146	28,642	104,212
Investment income (loss) — net	8,662	24,944	170,780	153,524	235,752

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,198,273	1,170,613	1,763,298	3,208,787	1,825,919
Cost of investments sold	1,072,377	1,199,285	1,876,167	3,395,153	1,451,254
Net realized gain (loss) on sales of investments	125,896	(28,672)	(112,869)	(186,366)	374,665
Distributions from capital gains	4,438	3,213	—	—	750,100
Net change in unrealized appreciation or depreciation of investments	3,165	(37,935)	(86,132)	(179,729)	(1,977,169)
Net gain (loss) on investments	133,499	(63,394)	(199,001)	(366,095)	(852,404)
Net increase (decrease) in net assets resulting from operations	$142,161	$(38,450)	$(28,221)	$(212,571)	$(616,652)

See accompanying notes to financial statements.

188	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$54,177	$102,317	$41,798	$1,903	$979
Variable account expenses	78,373	12,657	95,449	699	3,322
Investment income (loss) — net	(24,196)	89,660	(53,651)	1,204	(2,343)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,291,877	267,913	1,808,242	5,154	41,582
Cost of investments sold	1,851,552	294,800	1,607,206	5,328	35,340
Net realized gain (loss) on sales of investments	440,325	(26,887)	201,036	(174)	6,242
Distributions from capital gains	1,245,989	6,645	755,830	152	41,561
Net change in unrealized appreciation or depreciation of investments	(2,353,733)	(139,519)	(1,983,407)	(6,608)	(55,796)
Net gain (loss) on investments	(667,419)	(159,761)	(1,026,541)	(6,630)	(7,993)
Net increase (decrease) in net assets resulting from operations	$(691,615)	$(70,101)	$(1,080,192)	$(5,426)	$(10,336)

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$86,322	$—	$—	$24,234	$141,033
Variable account expenses	58,344	2,996	31,064	7,001	75,415
Investment income (loss) — net	27,978	(2,996)	(31,064)	17,233	65,618

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,507,519	19,870	684,041	312,217	1,502,475
Cost of investments sold	1,084,980	14,003	459,531	333,693	1,036,370
Net realized gain (loss) on sales of investments	422,539	5,867	224,510	(21,476)	466,105
Distributions from capital gains	387,629	1,814	18,648	54,633	23,291
Net change in unrealized appreciation or depreciation of investments	(900,251)	8,060	(78,052)	(83,696)	(1,146,227)
Net gain (loss) on investments	(90,083)	15,741	165,106	(50,539)	(656,831)
Net increase (decrease) in net assets resulting from operations	$(62,105)	$12,745	$134,042	$(33,306)	$(591,213)

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Investment income
Dividend income	$85,784	$17,884	$18,109	$—	$67,482
Variable account expenses	96,576	9,824	11,917	32,937	44,992
Investment income (loss) — net	(10,792)	8,060	6,192	(32,937)	22,490

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,167,626	271,531	219,952	1,070,345	648,243
Cost of investments sold	735,017	187,425	160,833	686,832	559,127
Net realized gain (loss) on sales of investments	432,609	84,106	59,119	383,513	89,116
Distributions from capital gains	784,503	—	—	319,424	—
Net change in unrealized appreciation or depreciation of investments	(1,733,788)	(74,626)	(55,347)	(600,702)	(322,978)
Net gain (loss) on investments	(516,676)	9,480	3,772	102,235	(233,862)
Net increase (decrease) in net assets resulting from operations	$(527,468)	$17,540	$9,964	$69,298	$(211,372)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	189

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Investment income
Dividend income	$—	$—	$—	$4,159	$4,135
Variable account expenses	4,081	13,647	11,702	11,279	6,696
Investment income (loss) — net	(4,081)	(13,647)	(11,702)	(7,120)	(2,561)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,316	295,679	378,289	377,624	52,278
Cost of investments sold	25,997	214,021	314,738	468,305	30,176
Net realized gain (loss) on sales of investments	11,319	81,658	63,551	(90,681)	22,102
Distributions from capital gains	35,702	111,379	140,020	199,720	87,173
Net change in unrealized appreciation or depreciation of investments	(40,661)	(168,983)	(107,099)	(210,511)	(83,818)
Net gain (loss) on investments	6,360	24,054	96,472	(101,472)	25,457
Net increase (decrease) in net assets resulting from operations	$2,279	$10,407	$84,770	$(108,592)	$22,896

Year ended Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Investment income
Dividend income	$15,389	$1,344	$—	$20,517	$10,168
Variable account expenses	7,152	1,747	6,424	40,720	17,066
Investment income (loss) — net	8,237	(403)	(6,424)	(20,203)	(6,898)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	141,654	17,917	139,794	1,086,719	356,115
Cost of investments sold	143,712	19,218	97,831	789,541	417,221
Net realized gain (loss) on sales of investments	(2,058)	(1,301)	41,963	297,178	(61,106)
Distributions from capital gains	3,332	7,609	112,672	837,909	59,969
Net change in unrealized appreciation or depreciation of investments	(22,209)	(13,322)	(118,716)	(914,992)	(175,115)
Net gain (loss) on investments	(20,935)	(7,014)	35,919	220,095	(176,252)
Net increase (decrease) in net assets resulting from operations	$(12,698)	$(7,417)	$29,495	$199,892	$(183,150)

Year ended Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(1)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Investment income
Dividend income	$—	$20,406	$—	$323,045	$63,237
Variable account expenses	3,913	29,288	17,629	77,678	24,955
Investment income (loss) — net	(3,913)	(8,882)	(17,629)	245,367	38,282

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,084	666,597	423,377	2,459,297	621,991
Cost of investments sold	17,581	693,573	395,398	2,082,447	528,544
Net realized gain (loss) on sales of investments	(497)	(26,976)	27,979	376,850	93,447
Distributions from capital gains	10,961	257,679	67,563	566,979	—
Net change in unrealized appreciation or depreciation of investments	(13,608)	(321,475)	(118,870)	(2,466,453)	(194,148)
Net gain (loss) on investments	(3,144)	(90,772)	(23,328)	(1,522,624)	(100,701)
Net increase (decrease) in net assets resulting from operations	$(7,057)	$(99,654)	$(40,957)	$(1,277,257)	$(62,419)

(1)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

190	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Investment income
Dividend income	$—	$—	$12,648	$2,007	$28,358
Variable account expenses	17,738	317	11,584	6,353	10,287
Investment income (loss) — net	(17,738)	(317)	1,064	(4,346)	18,071

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	574,091	1,904	193,491	99,495	340,266
Cost of investments sold	589,041	1,849	171,683	70,338	272,192
Net realized gain (loss) on sales of investments	(14,950)	55	21,808	29,157	68,074
Distributions from capital gains	330,400	392	3,662	56,742	73,562
Net change in unrealized appreciation or depreciation of investments	(422,293)	(2,766)	(17,040)	(91,780)	(270,613)
Net gain (loss) on investments	(106,843)	(2,319)	8,430	(5,881)	(128,977)
Net increase (decrease) in net assets resulting from operations	$(124,581)	$(2,636)	$9,494	$(10,227)	$(110,906)

Year ended Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Investment income
Dividend income	$65,425	$1,250,505	$19,190	$302,340	$1,991
Variable account expenses	57,755	212,046	28,829	95,367	1,148
Investment income (loss) — net	7,670	1,038,459	(9,639)	206,973	843

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,481,683	5,337,550	495,396	3,748,260	29,126
Cost of investments sold	1,193,324	5,398,176	440,295	4,104,733	29,530
Net realized gain (loss) on sales of investments	288,359	(60,626)	55,101	(356,473)	(404)
Distributions from capital gains	403,088	—	444,466	—	—
Net change in unrealized appreciation or depreciation of investments	(514,197)	(1,668,418)	(724,045)	(830,862)	(2,541)
Net gain (loss) on investments	177,250	(1,729,044)	(224,478)	(1,187,335)	(2,945)
Net increase (decrease) in net assets resulting from operations	$184,920	$(690,585)	$(234,117)	$(980,362)	$(2,102)

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
Investment income
Dividend income	$20,233	$165,561	$11,640	$110,081	$13,482
Variable account expenses	4,215	17,999	7,863	72,019	6,584
Investment income (loss) — net	16,018	147,562	3,777	38,062	6,898

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	138,452	269,734	147,530	754,176	128,445
Cost of investments sold	136,646	187,639	135,433	517,680	81,547
Net realized gain (loss) on sales of investments	1,806	82,095	12,097	236,496	46,898
Distributions from capital gains	4,989	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(25,508)	(105,822)	(13,679)	(327,559)	(63,415)
Net gain (loss) on investments	(18,713)	(23,727)	(1,582)	(91,063)	(16,517)
Net increase (decrease) in net assets resulting from operations	$(2,695)	$123,835	$2,195	$(53,001)	$(9,619)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	191

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$36,856	$—	$—	$—
Variable account expenses	4,503	9,689	1,710	510,367	636,118
Investment income (loss) — net	(4,503)	27,167	(1,710)	(510,367)	(636,118)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	52,335	220,063	24,528	6,164,918	10,653,489
Cost of investments sold	47,995	241,576	32,855	4,765,060	7,296,789
Net realized gain (loss) on sales of investments	4,340	(21,513)	(8,327)	1,399,858	3,356,700
Distributions from capital gains	28,260	—	652	—	—
Net change in unrealized appreciation or depreciation of investments	(100,009)	(110,009)	(43,685)	(1,728,920)	(3,806,223)
Net gain (loss) on investments	(67,409)	(131,522)	(51,360)	(329,062)	(449,523)
Net increase (decrease) in net assets resulting from operations	$(71,912)	$(104,355)	$(53,070)	$(839,429)	$(1,085,641)

Year ended Dec. 31, 2015 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Investment income
Dividend income	$10,415	$58,410	$182,221	$3,527,331	$9,924
Variable account expenses	5,502	3,505	4,897	86,416	7,423
Investment income (loss) — net	4,913	54,905	177,324	3,440,915	2,501

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	81,089	103,515	32,360	1,668,170	147,634
Cost of investments sold	81,967	100,977	41,687	2,138,692	162,788
Net realized gain (loss) on sales of investments	(878)	2,538	(9,327)	(470,522)	(15,154)
Distributions from capital gains	2,293	—	43,308	835,477	63,756
Net change in unrealized appreciation or depreciation of investments	(13,716)	(62,452)	(225,463)	(4,019,264)	(80,868)
Net gain (loss) on investments	(12,301)	(59,914)	(191,482)	(3,654,309)	(32,266)
Net increase (decrease) in net assets resulting from operations	$(7,388)	$(5,009)	$(14,158)	$(213,394)	$(29,765)

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
Investment income
Dividend income	$—	$—	$8,789	$170,831	$—
Variable account expenses	404,600	549,587	4,581	10,793	2,245
Investment income (loss) — net	(404,600)	(549,587)	4,208	160,038	(2,245)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,836,817	10,917,407	57,695	85,201	25,356
Cost of investments sold	6,985,547	9,285,400	61,463	91,997	16,590
Net realized gain (loss) on sales of investments	851,270	1,632,007	(3,768)	(6,796)	8,766
Distributions from capital gains	—	—	9,937	—	—
Net change in unrealized appreciation or depreciation of investments	(873,525)	(1,637,206)	(64,130)	(187,788)	4,439
Net gain (loss) on investments	(22,255)	(5,199)	(57,961)	(194,584)	13,205
Net increase (decrease) in net assets resulting from operations	$(426,855)	$(554,786)	$(53,753)	$(34,546)	$10,960

See accompanying notes to financial statements.

192	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
Investment income
Dividend income	$12,103	$5,807	$—	$—	$10,749
Variable account expenses	9,940	3,731	4,816	1,442	92,934
Investment income (loss) — net	2,163	2,076	(4,816)	(1,442)	(82,185)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	50,018	20,722	41,468	19,047	2,110,908
Cost of investments sold	52,288	20,687	34,191	13,216	1,577,317
Net realized gain (loss) on sales of investments	(2,270)	35	7,277	5,831	533,591
Distributions from capital gains	48,691	949	—	—	1,233,247
Net change in unrealized appreciation or depreciation of investments	(99,827)	(5,749)	(27,327)	7,274	(1,536,913)
Net gain (loss) on investments	(53,406)	(4,765)	(20,050)	13,105	229,925
Net increase (decrease) in net assets resulting from operations	$(51,243)	$(2,689)	$(24,866)	$11,663	$147,740

Year ended Dec. 31, 2015 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	12,933	4,493,757	7,136,303	2,158,735	2,523,469
Investment income (loss) — net	(12,933)	(4,493,757)	(7,136,303)	(2,158,735)	(2,523,469)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	340,978	41,509,532	89,968,494	20,003,509	46,172,075
Cost of investments sold	328,835	33,941,379	65,741,602	16,004,653	32,649,533
Net realized gain (loss) on sales of investments	12,143	7,568,153	24,226,892	3,998,856	13,522,542
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(31,392)	(9,905,977)	(27,256,516)	(5,767,751)	(15,320,632)
Net gain (loss) on investments	(19,249)	(2,337,824)	(3,029,624)	(1,768,895)	(1,798,090)
Net increase (decrease) in net assets resulting from operations	$(32,182)	$(6,831,581)	$(10,165,927)	$(3,927,630)	$(4,321,559)

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
Investment income
Dividend income	$—	$—	$46,662	$1,410	$2,193
Variable account expenses	1,046,057	1,496,938	7,729	464	720
Investment income (loss) — net	(1,046,057)	(1,496,938)	38,933	946	1,473

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,506,509	25,685,854	91,074	705	51,961
Cost of investments sold	13,117,567	20,046,385	111,079	714	53,178
Net realized gain (loss) on sales of investments	2,388,942	5,639,469	(20,005)	(9)	(1,217)
Distributions from capital gains	—	—	99,148	—	—
Net change in unrealized appreciation or depreciation of investments	(2,531,117)	(5,883,327)	(137,912)	(2,574)	(3,555)
Net gain (loss) on investments	(142,175)	(243,858)	(58,769)	(2,583)	(4,772)
Net increase (decrease) in net assets resulting from operations	$(1,188,232)	$(1,740,796)	$(19,836)	$(1,637)	$(3,299)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	193

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	5,347	1,139	2,074	1,751	59,291
Investment income (loss) — net	(5,347)	(1,139)	(2,074)	(1,751)	(59,291)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	278,021	22,120	19,610	22,162	1,491,901
Cost of investments sold	230,483	17,712	16,038	20,328	909,750
Net realized gain (loss) on sales of investments	47,538	4,408	3,572	1,834	582,151
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(97,190)	541	(18,792)	(20,986)	(1,204,833)
Net gain (loss) on investments	(49,652)	4,949	(15,220)	(19,152)	(622,682)
Net increase (decrease) in net assets resulting from operations	$(54,999)	$3,810	$(17,294)	$(20,903)	$(681,973)

Year ended Dec. 31, 2015 (continued)	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
Investment income
Dividend income	$3,908	$3,051	$—	$—	$1,466
Variable account expenses	3,374	1,165	2,880	25,557	2,445
Investment income (loss) — net	534	1,886	(2,880)	(25,557)	(979)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,956	22,130	42,097	738,421	8,465
Cost of investments sold	47,341	23,097	32,284	444,878	8,418
Net realized gain (loss) on sales of investments	(4,385)	(967)	9,813	293,543	47
Distributions from capital gains	10,012	—	—	—	113
Net change in unrealized appreciation or depreciation of investments	(18,332)	(6,952)	(8,939)	(278,715)	(2,369)
Net gain (loss) on investments	(12,705)	(7,919)	874	14,828	(2,209)
Net increase (decrease) in net assets resulting from operations	$(12,171)	$(6,033)	$(2,006)	$(10,729)	$(3,188)

Year ended Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$13,565	$194,560	$—
Variable account expenses	3,738	7,128	15,557	121,965	179,954
Investment income (loss) — net	(3,738)	(7,128)	(1,992)	72,595	(179,954)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	31,771	146,099	451,604	3,025,834	4,198,315
Cost of investments sold	22,880	94,442	452,478	3,063,592	3,753,376
Net realized gain (loss) on sales of investments	8,891	51,657	(874)	(37,758)	444,939
Distributions from capital gains	—	—	—	1,213,927	3,372,954
Net change in unrealized appreciation or depreciation of investments	(12,431)	(49,315)	(13,339)	(1,321,744)	(3,848,899)
Net gain (loss) on investments	(3,540)	2,342	(14,213)	(145,575)	(31,006)
Net increase (decrease) in net assets resulting from operations	$(7,278)	$(4,786)	$(16,205)	$(72,980)	$(210,960)

See accompanying notes to financial statements.

194	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$23,981	$103,575	$4,695	$—	$15,082
Variable account expenses	19,235	23,499	33,354	34,310	2,690
Investment income (loss) — net	4,746	80,076	(28,659)	(34,310)	12,392

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	385,957	428,659	711,632	823,049	157,432
Cost of investments sold	266,846	384,535	475,798	680,146	177,353
Net realized gain (loss) on sales of investments	119,111	44,124	235,834	142,903	(19,921)
Distributions from capital gains	—	—	375,837	464,118	—
Net change in unrealized appreciation or depreciation of investments	(110,945)	(94,501)	(712,958)	(677,795)	(14,631)
Net gain (loss) on investments	8,166	(50,377)	(101,287)	(70,774)	(34,552)
Net increase (decrease) in net assets resulting from operations	$12,912	$29,699	$(129,946)	$(105,084)	$(22,160)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	195

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(340)	$(12,357)	$20,362	$114,473	$(10,795)
Net realized gain (loss) on sales of investments	(243)	43,433	427,932	(163,527)	36,687
Distributions from capital gains	5,209	—	—	—	101,722
Net change in unrealized appreciation or depreciation of investments	(18,379)	(11,070)	(437,656)	244,724	(32,756)
Net increase (decrease) in net assets resulting from operations	(13,753)	20,006	10,638	195,670	94,858

Contract transactions
Contract purchase payments	263,038	33,560	53,465	174,962	62,713
Net transfers(1)	26,233	(37,958)	(606,624)	(201,680)	342,216
Transfers for policy loans	—	(56)	51	(11,115)	(142)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,998)	—
Contract charges	(74)	(1,431)	(3,789)	(11,385)	(382)
Contract terminations:
Surrender benefits	(8,568)	(89,344)	(715,885)	(1,250,223)	(68,793)
Death benefits	—	(23,880)	(59,660)	(83,996)	(8,191)
Increase (decrease) from contract transactions	280,629	(119,109)	(1,332,442)	(1,387,435)	327,421
Net assets at beginning of year	53,646	1,342,660	6,938,103	9,495,199	882,574
Net assets at end of year	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,304,853

Accumulation unit activity
Units outstanding at beginning of year	47,194	934,621	3,736,953	6,655,011	458,087
Contract purchase payments	234,415	22,826	28,738	128,676	30,687
Net transfers(1)	23,328	(28,222)	(344,796)	(150,217)	165,802
Transfers for policy loans	—	(35)	242	(5,156)	(70)
Contract charges	(67)	(951)	(2,057)	(7,432)	(189)
Contract terminations:
Surrender benefits	(7,478)	(60,314)	(378,701)	(760,857)	(33,839)
Death benefits	—	(15,297)	(29,725)	(50,907)	(4,085)
Units outstanding at end of year	297,392	852,628	3,010,654	5,809,118	616,393

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

196	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(1,779)	$(2,090)	$(10,506)	$28,854	$(19,431)
Net realized gain (loss) on sales of investments	(61,227)	22,388	75,369	234,816	323,387
Distributions from capital gains	27,878	—	—	228,387	310,715
Net change in unrealized appreciation or depreciation of investments	(557,999)	(19,472)	(62,661)	(611,786)	(470,024)
Net increase (decrease) in net assets resulting from operations	(593,127)	826	2,202	(119,729)	144,647

Contract transactions
Contract purchase payments	148,527	1,918	17,903	60,778	13,506
Net transfers(1)	194,402	(15,021)	(5,608)	81,210	(470,638)
Transfers for policy loans	636	326	4,453	(1,138)	(1,309)
Adjustments to net assets allocated to contracts in payment period	—	—	(187)	—	—
Contract charges	(588)	(155)	(662)	(2,442)	(2,862)
Contract terminations:
Surrender benefits	(45,688)	(65,609)	(259,390)	(557,868)	(394,076)
Death benefits	(13,138)	—	—	(60,684)	(56,241)
Increase (decrease) from contract transactions	284,151	(78,541)	(243,491)	(480,144)	(911,620)
Net assets at beginning of year	1,362,101	444,747	1,717,538	5,190,767	3,210,802
Net assets at end of year	$1,053,125	$367,032	$1,476,249	$4,590,894	$2,443,829

Accumulation unit activity
Units outstanding at beginning of year	1,153,863	381,947	1,043,523	2,646,297	1,744,979
Contract purchase payments	147,392	1,580	10,243	29,641	7,007
Net transfers(1)	212,173	(13,125)	(8,247)	31,696	(247,924)
Transfers for policy loans	648	269	2,658	(482)	(704)
Contract charges	(595)	(131)	(385)	(1,281)	(1,480)
Contract terminations:
Surrender benefits	(50,284)	(55,304)	(154,237)	(296,505)	(204,922)
Death benefits	(12,113)	—	—	(29,004)	(28,365)
Units outstanding at end of year	1,451,084	315,236	893,555	2,380,362	1,268,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	197

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$15,211	$178,153	$10,023	$(10,913)	$(13,629)
Net realized gain (loss) on sales of investments	49,544	728,109	(76,990)	13,981	48,381
Distributions from capital gains	—	—	378,180	6,112	32,382
Net change in unrealized appreciation or depreciation of investments	(118,158)	(1,721,598)	(474,426)	(56,353)	(146,037)
Net increase (decrease) in net assets resulting from operations	(53,403)	(815,336)	(163,213)	(47,173)	(78,903)

Contract transactions
Contract purchase payments	15,008	275,376	157,213	13,924	34,383
Net transfers(1)	(31,781)	398,543	1,805,821	44,403	(62,412)
Transfers for policy loans	337	(2,061)	341	4,810	(334)
Adjustments to net assets allocated to contracts in payment period	—	(4,611)	—	—	—
Contract charges	(422)	(7,161)	(2,905)	(837)	(495)
Contract terminations:
Surrender benefits	(139,466)	(1,809,643)	(343,947)	(119,008)	(178,007)
Death benefits	—	(131,087)	(7,855)	(33,384)	(18,883)
Increase (decrease) from contract transactions	(156,324)	(1,280,644)	1,608,668	(90,092)	(225,748)
Net assets at beginning of year	1,273,469	17,466,054	4,794,173	1,538,701	1,651,239
Net assets at end of year	$1,063,742	$15,370,074	$6,239,628	$1,401,436	$1,346,588

Accumulation unit activity
Units outstanding at beginning of year	430,744	8,157,483	4,077,335	1,024,577	881,080
Contract purchase payments	5,122	137,585	131,501	9,205	18,824
Net transfers(1)	(10,474)	250,481	1,496,217	29,330	(33,793)
Transfers for policy loans	115	(1,401)	284	3,214	(167)
Contract charges	(144)	(3,421)	(2,458)	(552)	(274)
Contract terminations:
Surrender benefits	(47,524)	(841,976)	(287,760)	(80,448)	(96,670)
Death benefits	—	(67,653)	(6,829)	(23,312)	(10,786)
Units outstanding at end of year	377,839	7,631,098	5,408,290	962,014	758,214

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

198	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(136,953)	$(19,698)	$(118,565)	$(1,341)	$(8,420)
Net realized gain (loss) on sales of investments	443,549	1	314	(46,558)	7,023
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(243,447)	2	(313)	17,213	10,015
Net increase (decrease) in net assets resulting from operations	63,149	(19,695)	(118,564)	(30,686)	8,618

Contract transactions
Contract purchase payments	927,705	137,146	750,373	1,593	264,303
Net transfers(1)	2,111,896	2,540,204	4,039,123	(60,739)	244,438
Transfers for policy loans	12,340	—	33,341	—	(999)
Adjustments to net assets allocated to contracts in payment period	(19,534)	—	(1,709)	—	—
Contract charges	(7,584)	(157)	(10,517)	(3)	(261)
Contract terminations:
Surrender benefits	(831,949)	(185,267)	(3,400,914)	(1,656)	(31,256)
Death benefits	(229,229)	—	(77,780)	—	(10,500)
Increase (decrease) from contract transactions	1,963,645	2,491,926	1,331,917	(60,805)	465,725
Net assets at beginning of year	11,885,197	1,107,617	12,673,359	148,260	552,211
Net assets at end of year	$13,911,991	$3,579,848	$13,886,712	$56,769	$1,026,554

Accumulation unit activity
Units outstanding at beginning of year	5,949,842	1,136,696	11,622,616	204,652	407,642
Contract purchase payments	546,005	144,145	709,342	421	190,995
Net transfers(1)	1,263,041	2,665,020	3,909,196	(101,172)	179,212
Transfers for policy loans	5,166	—	29,743	—	(740)
Contract charges	(3,949)	(165)	(9,838)	(4)	(189)
Contract terminations:
Surrender benefits	(436,643)	(197,704)	(3,098,844)	(2,355)	(23,521)
Death benefits	(124,875)	—	(72,372)	—	(7,942)
Units outstanding at end of year	7,198,587	3,747,992	13,089,843	101,542	745,457

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	199

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$3,398	$(1,123)	$(10,250)	$(320,039)	$2,166
Net realized gain (loss) on sales of investments	417	942	13,415	2,522,607	(7,205)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,240)	(749)	(42,797)	(3,461,761)	(2,290)
Net increase (decrease) in net assets resulting from operations	(4,425)	(930)	(39,632)	(1,259,193)	(7,329)

Contract transactions
Contract purchase payments	43,964	1,804	186,683	488,250	40,611
Net transfers(1)	192,893	(18,257)	88,192	(1,706,738)	(39,051)
Transfers for policy loans	—	—	—	31,963	225
Adjustments to net assets allocated to contracts in payment period	—	—	—	4,091	—
Contract charges	(113)	(17)	(163)	(23,940)	(214)
Contract terminations:
Surrender benefits	(958)	(27,921)	(30,025)	(4,020,185)	(9,581)
Death benefits	—	—	—	(353,382)	(10,770)
Increase (decrease) from contract transactions	235,786	(44,391)	244,687	(5,579,941)	(18,780)
Net assets at beginning of year	258,786	139,049	899,959	37,083,984	321,829
Net assets at end of year	$490,147	$93,728	$1,105,014	$30,244,850	$295,720

Accumulation unit activity
Units outstanding at beginning of year	259,315	151,036	516,940	16,772,854	353,127
Contract purchase payments	44,306	1,921	109,001	217,569	44,084
Net transfers(1)	195,988	(19,251)	52,587	(795,428)	(42,686)
Transfers for policy loans	—	—	—	13,859	242
Contract charges	(115)	(19)	(96)	(12,037)	(233)
Contract terminations:
Surrender benefits	(665)	(29,869)	(17,565)	(1,854,075)	(10,463)
Death benefits	—	—	—	(158,125)	(11,875)
Units outstanding at end of year	498,829	103,818	660,867	14,184,617	332,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

200	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$(7,733)	$(88,424)	$(3,174)	$(93,038)	$37,688
Net realized gain (loss) on sales of investments	(28,572)	194,507	(5,660)	(279,425)	(10,924)
Distributions from capital gains	22,754	282,293	25,376	818,226	—
Net change in unrealized appreciation or depreciation of investments	(75,398)	(1,375,179)	(39,049)	(1,124,857)	(43,760)
Net increase (decrease) in net assets resulting from operations	(88,949)	(986,803)	(22,507)	(679,094)	(16,996)

Contract transactions
Contract purchase payments	83,351	164,004	30,733	64,089	37,153
Net transfers(1)	(51,548)	(346,524)	(9,747)	(414,145)	(89,806)
Transfers for policy loans	—	15,790	—	2,608	—
Adjustments to net assets allocated to contracts in payment period	—	(2,750)	—	(1,793)	—
Contract charges	(103)	(11,797)	(57)	(13,777)	(122)
Contract terminations:
Surrender benefits	(22,931)	(1,268,546)	(13,794)	(917,298)	(43,139)
Death benefits	—	(66,931)	—	(78,682)	—
Increase (decrease) from contract transactions	8,769	(1,516,754)	7,135	(1,358,998)	(95,914)
Net assets at beginning of year	746,608	11,281,752	309,523	10,537,229	846,041
Net assets at end of year	$666,428	$8,778,195	$294,151	$8,499,137	$733,131

Accumulation unit activity
Units outstanding at beginning of year	703,805	5,481,790	300,554	6,529,668	611,322
Contract purchase payments	79,979	80,608	30,500	40,242	26,718
Net transfers(1)	(63,650)	(223,811)	(9,657)	(269,372)	(63,835)
Transfers for policy loans	—	8,832	—	1,859	—
Contract charges	(104)	(5,678)	(57)	(8,958)	(91)
Contract terminations:
Surrender benefits	(21,770)	(600,850)	(14,056)	(559,252)	(31,078)
Death benefits	—	(32,098)	—	(50,986)	—
Units outstanding at end of year	698,260	4,708,793	307,284	5,683,201	543,036

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	201

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$750,777	$462,107	$632,386	$(216)	$115,560
Net realized gain (loss) on sales of investments	99,670	(80,484)	(215,808)	(6,274)	(200,979)
Distributions from capital gains	—	50,575	68,228	2,224	94,633
Net change in unrealized appreciation or depreciation of investments	(1,096,018)	(544,365)	(604,538)	(7,822)	(227,328)
Net increase (decrease) in net assets resulting from operations	(245,571)	(112,167)	(119,732)	(12,088)	(218,114)

Contract transactions
Contract purchase payments	107,458	201,947	70,664	68,748	265,239
Net transfers(1)	(175,005)	(43,460)	(923,067)	321,885	(481,375)
Transfers for policy loans	8,682	(3,081)	(991)	—	(6,420)
Adjustments to net assets allocated to contracts in payment period	(8,735)	—	(1,831)	—	(21,434)
Contract charges	(8,104)	(5,293)	(13,305)	(159)	(43,408)
Contract terminations:
Surrender benefits	(2,243,721)	(447,762)	(797,623)	(46,910)	(3,683,526)
Death benefits	(56,816)	(110,416)	(69,354)	—	(201,599)
Increase (decrease) from contract transactions	(2,376,241)	(408,065)	(1,735,507)	343,564	(4,172,523)
Net assets at beginning of year	16,078,920	5,584,158	8,439,724	695,071	33,316,079
Net assets at end of year	$13,457,108	$5,063,926	$6,584,485	$1,026,547	$28,925,442

Accumulation unit activity
Units outstanding at beginning of year	7,056,462	4,507,942	4,680,370	608,488	20,327,307
Contract purchase payments	48,057	151,098	38,722	60,286	159,899
Net transfers(1)	(73,496)	(25,022)	(523,814)	280,352	(288,319)
Transfers for policy loans	4,092	(1,864)	(471)	—	(3,104)
Contract charges	(3,594)	(4,580)	(7,321)	(140)	(27,096)
Contract terminations:
Surrender benefits	(957,163)	(382,632)	(431,465)	(41,317)	(2,229,974)
Death benefits	(23,588)	(95,876)	(38,391)	—	(129,273)
Units outstanding at end of year	6,050,770	4,149,066	3,717,630	907,669	17,809,440

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

202	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(14,765)	$(6,056)	$(46,106)	$(95,638)	$(4,774)
Net realized gain (loss) on sales of investments	19,962	42,901	380,009	588,573	10,559
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(17,676)	(3,570)	77,121	(530,247)	(12,909)
Net increase (decrease) in net assets resulting from operations	(12,479)	33,275	411,024	(37,312)	(7,124)

Contract transactions
Contract purchase payments	71,358	193,017	103,598	814,085	225,631
Net transfers(1)	(65,813)	(67,038)	569,992	1,039,926	52,831
Transfers for policy loans	3,519	—	4,977	10,503	—
Adjustments to net assets allocated to contracts in payment period	(760)	—	(2,538)	—	—
Contract charges	(1,369)	(25)	(5,364)	(3,839)	(31)
Contract terminations:
Surrender benefits	(281,338)	(7,053)	(645,252)	(1,112,762)	(21)
Death benefits	(9,460)	—	(24,195)	(81,676)	—
Increase (decrease) from contract transactions	(283,863)	118,901	1,218	666,237	278,410
Net assets at beginning of year	2,402,649	493,463	5,034,258	9,593,432	240,687
Net assets at end of year	$2,106,307	$645,639	$5,446,500	$10,222,357	$511,973

Accumulation unit activity
Units outstanding at beginning of year	2,092,086	248,577	4,922,800	5,751,248	113,132
Contract purchase payments	62,226	93,224	102,503	482,266	103,907
Net transfers(1)	(52,179)	(36,707)	541,977	584,520	25,405
Transfers for policy loans	2,934	—	4,792	6,881	—
Contract charges	(1,185)	(12)	(4,967)	(2,305)	(14)
Contract terminations:
Surrender benefits	(237,050)	(3,388)	(624,859)	(693,485)	—
Death benefits	(8,440)	—	(14,872)	(45,198)	—
Units outstanding at end of year	1,858,392	301,694	4,927,374	6,083,927	242,430

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	203

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(230,717)	$92,410	$(126,308)	$(447,046)	$(3,360,130)
Net realized gain (loss) on sales of investments	1,035,723	(73,197)	31,412	85,692	458,667
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(857,570)	(57,805)	(255,225)	(1,070,812)	(13,632,012)
Net increase (decrease) in net assets resulting from operations	(52,564)	(38,592)	(350,121)	(1,432,166)	(16,533,475)

Contract transactions
Contract purchase payments	261,070	90,278	5,130,206	12,733,582	70,526,202
Net transfers(1)	(32,378)	(2,759,588)	5,470,610	3,270,198	41,356,260
Transfers for policy loans	42,002	—	—	—	6,042
Adjustments to net assets allocated to contracts in payment period	(26,516)	—	—	—	—
Contract charges	(31,102)	(1,256)	(109,839)	(366,846)	(3,051,720)
Contract terminations:
Surrender benefits	(1,771,497)	(147,648)	(339,261)	(503,318)	(8,870,795)
Death benefits	(285,289)	(36,293)	—	(454,817)	(1,218,649)
Increase (decrease) from contract transactions	(1,843,710)	(2,854,507)	10,151,716	14,678,799	98,747,340
Net assets at beginning of year	22,468,285	4,496,575	7,205,315	35,604,896	290,133,311
Net assets at end of year	$20,572,011	$1,603,476	$17,006,910	$48,851,529	$372,347,176

Accumulation unit activity
Units outstanding at beginning of year	12,870,348	4,301,729	6,922,432	33,120,787	257,165,674
Contract purchase payments	158,779	85,651	4,915,264	11,775,614	61,279,043
Net transfers(1)	(70,487)	(2,632,437)	5,287,140	3,045,649	36,524,170
Transfers for policy loans	23,853	—	—	—	5,682
Contract charges	(19,203)	(1,227)	(105,880)	(341,221)	(2,714,493)
Contract terminations:
Surrender benefits	(1,080,028)	(146,155)	(325,115)	(471,254)	(8,035,695)
Death benefits	(147,889)	(34,236)	—	(414,514)	(1,100,888)
Units outstanding at end of year	11,735,373	1,573,325	16,693,841	46,715,061	343,123,493

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

204	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(7,140,316)	$(1,803)	$(45,559)	$(5,810)	$(36,529)
Net realized gain (loss) on sales of investments	3,232,223	14,337	174,528	2,341	400,420
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(22,220,737)	(7,913)	45,559	(32,691)	(589,189)
Net increase (decrease) in net assets resulting from operations	(26,128,830)	4,621	174,528	(36,160)	(225,298)

Contract transactions
Contract purchase payments	127,222,417	56,573	65,981	24,714	55,820
Net transfers(1)	7,522,681	9,182	15,420	21,858	(411,196)
Transfers for policy loans	(19,109)	—	9,725	—	1,691
Adjustments to net assets allocated to contracts in payment period	(32,189)	—	(5,108)	—	—
Contract charges	(6,943,222)	(30)	(2,147)	(55)	(3,258)
Contract terminations:
Surrender benefits	(9,840,252)	(135)	(296,061)	(588)	(648,768)
Death benefits	(3,673,084)	(10,495)	(11,771)	—	(17,817)
Increase (decrease) from contract transactions	114,237,242	55,095	(223,961)	45,929	(1,023,528)
Net assets at beginning of year	638,387,620	148,090	3,987,067	547,073	4,638,187
Net assets at end of year	$726,496,032	$207,806	$3,937,634	$556,842	$3,389,361

Accumulation unit activity
Units outstanding at beginning of year	548,588,293	92,728	2,435,803	271,721	2,261,377
Contract purchase payments	109,742,967	33,697	37,597	13,272	28,518
Net transfers(1)	6,473,564	4,400	9,103	9,276	(205,605)
Transfers for policy loans	(17,095)	—	5,970	—	822
Contract charges	(5,959,393)	(18)	(1,234)	(30)	(1,620)
Contract terminations:
Surrender benefits	(8,590,746)	(50)	(171,254)	(304)	(331,895)
Death benefits	(3,096,157)	(6,364)	(6,678)	—	(8,326)
Units outstanding at end of year	647,141,433	124,393	2,309,307	293,935	1,743,271

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	205

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(403)	$(9,472)	$(3,075)	$(11,472)	$(2,026)
Net realized gain (loss) on sales of investments	748	163,943	6,808	136,533	4,822
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(333)	64,675	(22,310)	(191,309)	(11,470)
Net increase (decrease) in net assets resulting from operations	12	219,146	(18,577)	(66,248)	(8,674)

Contract transactions
Contract purchase payments	84,944	64,299	27,500	14,205	8,419
Net transfers(1)	59,067	29,249	(39,787)	16,154	(14,282)
Transfers for policy loans	—	8,980	—	679	—
Adjustments to net assets allocated to contracts in payment period	—	(6,435)	—	—	—
Contract charges	(41)	(2,824)	(31)	(452)	(32)
Contract terminations:
Surrender benefits	(2,319)	(759,816)	(2,866)	(178,680)	(237)
Death benefits	—	(23,009)	—	(20,652)	—
Increase (decrease) from contract transactions	141,651	(689,556)	(15,184)	(168,746)	(6,132)
Net assets at beginning of year	135,521	5,252,006	268,070	1,309,067	202,844
Net assets at end of year	$277,184	$4,781,596	$234,309	$1,074,073	$188,038

Accumulation unit activity
Units outstanding at beginning of year	102,107	3,848,336	132,119	700,365	99,309
Contract purchase payments	60,573	43,478	14,202	7,768	4,358
Net transfers(1)	41,489	12,392	(22,464)	14,526	(7,900)
Transfers for policy loans	—	5,675	—	390	—
Contract charges	(29)	(1,991)	(18)	(250)	(17)
Contract terminations:
Surrender benefits	(1,514)	(529,118)	(1,409)	(98,424)	(99)
Death benefits	—	(17,798)	—	(11,041)	—
Units outstanding at end of year	202,626	3,360,974	122,430	613,334	95,651

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

206	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(21,811)	$152,607	$(3,988)	$4,917	$107,354
Net realized gain (loss) on sales of investments	198,632	(20,913)	14,939	404	60,443
Distributions from capital gains	—	53,407	—	637	12,778
Net change in unrealized appreciation or depreciation of investments	(263,597)	(199,645)	(45,687)	(5,877)	(149,318)
Net increase (decrease) in net assets resulting from operations	(86,776)	(14,544)	(34,736)	81	31,257

Contract transactions
Contract purchase payments	29,252	100,823	37,629	57,978	47,531
Net transfers(1)	(85,474)	(42,560)	33,041	24,966	(778,444)
Transfers for policy loans	1,962	—	—	—	6,053
Adjustments to net assets allocated to contracts in payment period	(1,155)	—	—	—	(6,460)
Contract charges	(1,574)	(85)	(67)	(32)	(3,990)
Contract terminations:
Surrender benefits	(333,249)	(33,433)	(3,569)	(5,231)	(921,613)
Death benefits	(7,729)	—	—	—	(61,030)
Increase (decrease) from contract transactions	(397,967)	24,745	67,034	77,681	(1,717,953)
Net assets at beginning of year	2,682,943	457,111	357,309	237,044	6,779,124
Net assets at end of year	$2,198,200	$467,312	$389,607	$314,806	$5,092,428

Accumulation unit activity
Units outstanding at beginning of year	1,169,774	429,277	184,938	230,309	5,321,912
Contract purchase payments	11,766	94,678	18,825	56,149	36,309
Net transfers(1)	(41,073)	(40,174)	14,947	24,368	(597,735)
Transfers for policy loans	634	—	—	—	4,477
Contract charges	(670)	(80)	(36)	(31)	(3,190)
Contract terminations:
Surrender benefits	(148,437)	(31,869)	(1,828)	(4,953)	(710,820)
Death benefits	(3,870)	—	—	—	(48,905)
Units outstanding at end of year	988,124	451,832	216,846	305,842	4,002,048

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	207

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(10,449)	$15,421	$7,218	$236,949	$(48,339)
Net realized gain (loss) on sales of investments	(287,634)	(13,101)	6,947	(54,652)	1,108,298
Distributions from capital gains	—	1,975	—	—	2,638,759
Net change in unrealized appreciation or depreciation of investments	(29,716)	(72,613)	(9,369)	(335,596)	(3,886,193)
Net increase (decrease) in net assets resulting from operations	(327,799)	(68,318)	4,796	(153,299)	(187,475)

Contract transactions
Contract purchase payments	28,919	52,847	11,599	83,154	1,109,493
Net transfers(1)	(73,488)	(72,691)	(69,633)	(803,192)	(690,164)
Transfers for policy loans	2,780	335	—	(4,409)	84
Adjustments to net assets allocated to contracts in payment period	—	—	—	(606)	(10,126)
Contract charges	(881)	(383)	(141)	(9,838)	(17,428)
Contract terminations:
Surrender benefits	(208,045)	(23,638)	(77,839)	(1,441,666)	(2,572,070)
Death benefits	(1,725)	—	(5,981)	(78,124)	(156,962)
Increase (decrease) from contract transactions	(252,440)	(43,530)	(141,995)	(2,254,681)	(2,337,173)
Net assets at beginning of year	1,435,932	889,426	337,475	10,957,716	29,543,759
Net assets at end of year	$855,693	$777,578	$200,276	$8,549,736	$27,019,111

Accumulation unit activity
Units outstanding at beginning of year	2,284,651	872,751	284,473	8,585,141	16,882,200
Contract purchase payments	50,868	53,135	9,481	64,534	635,225
Net transfers(1)	(130,582)	(77,400)	(56,703)	(630,400)	(428,969)
Transfers for policy loans	4,966	341	—	(3,342)	162
Contract charges	(1,654)	(381)	(115)	(7,661)	(9,915)
Contract terminations:
Surrender benefits	(372,555)	(23,665)	(64,226)	(1,120,129)	(1,454,858)
Death benefits	(3,182)	—	(5,013)	(60,342)	(88,127)
Units outstanding at end of year	1,832,512	824,781	167,897	6,827,801	15,535,718

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

208	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$13,551	$83,281	$(13,910)	$(177,608)	$1,112
Net realized gain (loss) on sales of investments	71,956	435,211	61,237	625,916	6,212
Distributions from capital gains	69,528	459,825	346,825	3,369,641	325
Net change in unrealized appreciation or depreciation of investments	(196,921)	(1,257,795)	(451,248)	(4,388,756)	2,433
Net increase (decrease) in net assets resulting from operations	(41,886)	(279,478)	(57,096)	(570,807)	10,082

Contract transactions
Contract purchase payments	10,048	115,581	18,337	587,845	3,966
Net transfers(1)	(25,188)	(11,837)	(44,171)	(1,121,133)	(3,110)
Transfers for policy loans	3,132	1,867	5,240	(18,463)	1,055
Adjustments to net assets allocated to contracts in payment period	—	(5,424)	(5,203)	(2,083)	—
Contract charges	(483)	(4,437)	(1,023)	(20,839)	(139)
Contract terminations:
Surrender benefits	(212,665)	(1,049,458)	(267,266)	(2,988,730)	(32,452)
Death benefits	—	(32,244)	(7,380)	(150,147)	(5,631)
Increase (decrease) from contract transactions	(225,156)	(985,952)	(301,466)	(3,713,550)	(36,311)
Net assets at beginning of year	1,457,454	9,437,426	2,940,060	28,315,788	339,473
Net assets at end of year	$1,190,412	$8,171,996	$2,581,498	$24,031,431	$313,244

Accumulation unit activity
Units outstanding at beginning of year	852,084	4,688,566	889,630	9,898,983	261,178
Contract purchase payments	5,828	56,182	5,395	209,900	2,895
Net transfers(1)	(15,350)	(9,864)	(13,298)	(421,260)	(2,197)
Transfers for policy loans	1,801	759	1,526	(5,085)	765
Contract charges	(280)	(2,226)	(303)	(7,398)	(102)
Contract terminations:
Surrender benefits	(125,421)	(525,644)	(79,478)	(963,032)	(23,821)
Death benefits	—	(16,378)	(2,098)	(61,482)	(3,825)
Units outstanding at end of year	718,662	4,191,395	801,374	8,650,626	234,893

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	209

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$8,662	$24,944	$170,780	$153,524	$235,752
Net realized gain (loss) on sales of investments	125,896	(28,672)	(112,869)	(186,366)	374,665
Distributions from capital gains	4,438	3,213	—	—	750,100
Net change in unrealized appreciation or depreciation of investments	3,165	(37,935)	(86,132)	(179,729)	(1,977,169)
Net increase (decrease) in net assets resulting from operations	142,161	(38,450)	(28,221)	(212,571)	(616,652)

Contract transactions
Contract purchase payments	66,220	241,942	86,420	375,764	415,092
Net transfers(1)	(321,951)	(420,297)	(538,477)	(2,477,255)	(130,934)
Transfers for policy loans	4,682	631	2,959	—	43
Adjustments to net assets allocated to contracts in payment period	(258)	—	(911)	—	—
Contract charges	(2,375)	(340)	(4,726)	(1,405)	(6,210)
Contract terminations:
Surrender benefits	(528,647)	(90,870)	(716,456)	(225,451)	(1,178,696)
Death benefits	(20,908)	(22,454)	(107,561)	—	(134,126)
Increase (decrease) from contract transactions	(803,237)	(291,388)	(1,278,752)	(2,328,347)	(1,034,831)
Net assets at beginning of year	4,898,554	1,711,256	7,743,920	4,063,901	11,757,027
Net assets at end of year	$4,237,478	$1,381,418	$6,436,947	$1,522,983	$10,105,544

Accumulation unit activity
Units outstanding at beginning of year	3,235,813	1,696,732	4,367,482	3,659,915	6,426,366
Contract purchase payments	43,576	239,973	44,809	339,046	232,474
Net transfers(1)	(224,942)	(412,473)	(359,668)	(2,302,060)	(65,894)
Transfers for policy loans	3,113	624	1,724	—	248
Contract charges	(1,517)	(336)	(2,731)	(1,278)	(3,539)
Contract terminations:
Surrender benefits	(334,653)	(90,573)	(364,031)	(202,590)	(618,264)
Death benefits	(16,489)	(22,188)	(54,737)	—	(71,529)
Units outstanding at end of year	2,704,901	1,411,759	3,632,848	1,493,033	5,899,862

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

210	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(24,196)	$89,660	$(53,651)	$1,204	$(2,343)
Net realized gain (loss) on sales of investments	440,325	(26,887)	201,036	(174)	6,242
Distributions from capital gains	1,245,989	6,645	755,830	152	41,561
Net change in unrealized appreciation or depreciation of investments	(2,353,733)	(139,519)	(1,983,407)	(6,608)	(55,796)
Net increase (decrease) in net assets resulting from operations	(691,615)	(70,101)	(1,080,192)	(5,426)	(10,336)

Contract transactions
Contract purchase payments	186,926	178,182	111,745	50,546	4,813
Net transfers(1)	(844,608)	272,281	(110,728)	26,889	1,574
Transfers for policy loans	(2,905)	225	11,620	—	86
Adjustments to net assets allocated to contracts in payment period	—	—	(3,454)	—	—
Contract charges	(3,354)	(400)	(10,036)	(14)	(79)
Contract terminations:
Surrender benefits	(1,034,004)	(26,492)	(1,229,058)	(2,081)	(38,295)
Death benefits	(162,044)	—	(185,579)	—	—
Increase (decrease) from contract transactions	(1,859,989)	423,796	(1,415,490)	75,340	(31,901)
Net assets at beginning of year	9,944,905	986,242	11,998,407	29,766	361,791
Net assets at end of year	$7,393,301	$1,339,937	$9,502,725	$99,680	$319,554

Accumulation unit activity
Units outstanding at beginning of year	3,860,166	996,908	3,040,651	29,228	157,925
Contract purchase payments	78,284	183,747	29,264	53,011	2,016
Net transfers(1)	(377,284)	279,403	(28,443)	28,133	—
Transfers for policy loans	(326)	226	3,041	—	36
Contract charges	(1,292)	(410)	(2,710)	(15)	(34)
Contract terminations:
Surrender benefits	(360,508)	(27,649)	(315,681)	(1,848)	(16,617)
Death benefits	(66,952)	—	(47,995)	—	—
Units outstanding at end of year	3,132,088	1,432,225	2,678,127	108,509	143,326

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	211

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$27,978	$(2,996)	$(31,064)	$17,233	$65,618
Net realized gain (loss) on sales of investments	422,539	5,867	224,510	(21,476)	466,105
Distributions from capital gains	387,629	1,814	18,648	54,633	23,291
Net change in unrealized appreciation or depreciation of investments	(900,251)	8,060	(78,052)	(83,696)	(1,146,227)
Net increase (decrease) in net assets resulting from operations	(62,105)	12,745	134,042	(33,306)	(591,213)

Contract transactions
Contract purchase payments	55,590	5,745	15,834	90,343	86,339
Net transfers(1)	(30,302)	14,760	(156,116)	(102,183)	(154,196)
Transfers for policy loans	2,853	—	(976)	—	(3,350)
Adjustments to net assets allocated to contracts in payment period	(723)	—	(527)	—	—
Contract charges	(13,317)	(154)	(13,281)	(119)	(22,352)
Contract terminations:
Surrender benefits	(889,803)	(11,978)	(417,608)	(59,786)	(823,136)
Death benefits	(56,153)	—	(39,889)	—	(130,616)
Increase (decrease) from contract transactions	(931,855)	8,373	(612,563)	(71,745)	(1,047,311)
Net assets at beginning of year	7,072,495	312,880	3,625,749	657,407	9,076,465
Net assets at end of year	$6,078,535	$333,998	$3,147,228	$552,356	$7,437,941

Accumulation unit activity
Units outstanding at beginning of year	4,225,048	216,362	2,521,736	639,385	5,030,260
Contract purchase payments	33,093	3,890	10,681	87,983	49,008
Net transfers(1)	(17,119)	9,650	(105,192)	(100,459)	(89,163)
Transfers for policy loans	1,791	—	(639)	—	(1,596)
Contract charges	(7,770)	(104)	(9,002)	(118)	(12,902)
Contract terminations:
Surrender benefits	(533,551)	(7,901)	(281,717)	(58,568)	(466,846)
Death benefits	(34,025)	—	(27,024)	—	(71,759)
Units outstanding at end of year	3,667,467	221,897	2,108,843	568,223	4,437,002

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

212	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(10,792)	$8,060	$6,192	$(32,937)	$22,490
Net realized gain (loss) on sales of investments	432,609	84,106	59,119	383,513	89,116
Distributions from capital gains	784,503	—	—	319,424	—
Net change in unrealized appreciation or depreciation of investments	(1,733,788)	(74,626)	(55,347)	(600,702)	(322,978)
Net increase (decrease) in net assets resulting from operations	(527,468)	17,540	9,964	69,298	(211,372)

Contract transactions
Contract purchase payments	84,820	14,460	7,867	48,999	74,731
Net transfers(1)	(196,346)	(117,736)	(14,269)	329,815	802,643
Transfers for policy loans	11,601	(484)	(253)	748	(2,516)
Adjustments to net assets allocated to contracts in payment period	(4,331)	—	—	—	—
Contract charges	(4,275)	(443)	(1,489)	(2,884)	(5,020)
Contract terminations:
Surrender benefits	(732,542)	(108,544)	(82,910)	(523,357)	(350,230)
Death benefits	(171,402)	(16,039)	(15,993)	(68,939)	(26,718)
Increase (decrease) from contract transactions	(1,012,475)	(228,786)	(107,047)	(215,618)	492,890
Net assets at beginning of year	8,441,330	1,151,180	1,261,103	3,522,951	4,565,975
Net assets at end of year	$6,901,387	$939,934	$1,164,020	$3,376,631	$4,847,493

Accumulation unit activity
Units outstanding at beginning of year	2,966,144	734,403	813,576	1,610,621	2,845,662
Contract purchase payments	31,417	9,112	5,021	21,170	46,710
Net transfers(1)	(70,741)	(72,605)	(10,531)	135,023	492,076
Transfers for policy loans	4,228	(318)	(160)	326	(1,615)
Contract charges	(1,551)	(277)	(949)	(1,232)	(3,181)
Contract terminations:
Surrender benefits	(265,936)	(67,661)	(52,603)	(224,118)	(216,345)
Death benefits	(62,021)	(9,856)	(9,922)	(28,966)	(16,168)
Units outstanding at end of year	2,601,540	592,798	744,432	1,512,824	3,147,139

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	213

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(4,081)	$(13,647)	$(11,702)	$(7,120)	$(2,561)
Net realized gain (loss) on sales of investments	11,319	81,658	63,551	(90,681)	22,102
Distributions from capital gains	35,702	111,379	140,020	199,720	87,173
Net change in unrealized appreciation or depreciation of investments	(40,661)	(168,983)	(107,099)	(210,511)	(83,818)
Net increase (decrease) in net assets resulting from operations	2,279	10,407	84,770	(108,592)	22,896

Contract transactions
Contract purchase payments	2,526	13,722	25,692	138,768	7,572
Net transfers(1)	(10,692)	13,069	56,259	(226,690)	14,558
Transfers for policy loans	—	(1,563)	(6,247)	—	3,869
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(7,277)
Contract charges	(208)	(618)	(2,467)	(436)	(258)
Contract terminations:
Surrender benefits	(20,445)	(147,837)	(190,468)	(48,157)	(37,396)
Death benefits	(2,005)	(52,478)	(11,236)	—	—
Increase (decrease) from contract transactions	(30,824)	(175,705)	(128,467)	(136,515)	(18,932)
Net assets at beginning of year	477,535	1,546,200	1,477,630	1,200,318	766,528
Net assets at end of year	$448,990	$1,380,902	$1,433,933	$955,211	$770,492

Accumulation unit activity
Units outstanding at beginning of year	335,793	1,095,615	1,107,026	1,064,210	660,717
Contract purchase payments	1,709	9,375	19,721	123,997	6,251
Net transfers(1)	(7,125)	10,119	46,536	(209,704)	11,979
Transfers for policy loans	—	(1,050)	(4,736)	—	3,182
Contract charges	(142)	(423)	(1,706)	(390)	(215)
Contract terminations:
Surrender benefits	(14,179)	(100,602)	(140,475)	(44,582)	(30,975)
Death benefits	(1,463)	(35,644)	(8,612)	—	—
Units outstanding at end of year	314,593	977,390	1,017,754	933,531	650,939

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

214	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$8,237	$(403)	$(6,424)	$(20,203)	$(6,898)
Net realized gain (loss) on sales of investments	(2,058)	(1,301)	41,963	297,178	(61,106)
Distributions from capital gains	3,332	7,609	112,672	837,909	59,969
Net change in unrealized appreciation or depreciation of investments	(22,209)	(13,322)	(118,716)	(914,992)	(175,115)
Net increase (decrease) in net assets resulting from operations	(12,698)	(7,417)	29,495	199,892	(183,150)

Contract transactions
Contract purchase payments	153,383	12,075	22,364	55,721	29,717
Net transfers(1)	228,361	44,766	(27,513)	(370,039)	(135,249)
Transfers for policy loans	225	—	945	1,062	1,900
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(120)	(139)	(336)	(8,224)	(867)
Contract terminations:
Surrender benefits	(8,812)	—	(88,529)	(440,134)	(170,889)
Death benefits	—	—	—	(31,673)	(2,822)
Increase (decrease) from contract transactions	373,037	56,702	(93,069)	(793,287)	(278,210)
Net assets at beginning of year	413,039	116,890	807,407	4,779,238	2,194,367
Net assets at end of year	$773,378	$166,175	$743,833	$4,185,843	$1,733,007

Accumulation unit activity
Units outstanding at beginning of year	403,756	96,279	896,360	3,139,153	1,513,348
Contract purchase payments	149,902	9,938	23,991	35,138	20,126
Net transfers(1)	220,321	36,066	(29,550)	(232,959)	(93,172)
Transfers for policy loans	218	—	1,016	666	1,354
Contract charges	(117)	(119)	(367)	(5,162)	(605)
Contract terminations:
Surrender benefits	(8,310)	—	(98,929)	(276,062)	(119,614)
Death benefits	—	—	—	(19,649)	(2,050)
Units outstanding at end of year	765,770	142,164	792,521	2,641,125	1,319,387

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	215

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(3,913)	$(8,882)	$(17,629)	$245,367	$38,282
Net realized gain (loss) on sales of investments	(497)	(26,976)	27,979	376,850	93,447
Distributions from capital gains	10,961	257,679	67,563	566,979	—
Net change in unrealized appreciation or depreciation of investments	(13,608)	(321,475)	(118,870)	(2,466,453)	(194,148)
Net increase (decrease) in net assets resulting from operations	(7,057)	(99,654)	(40,957)	(1,277,257)	(62,419)

Contract transactions
Contract purchase payments	19,920	42,083	37,647	255,408	34,492
Net transfers(1)	133,382	4,369,439	(100,457)	(887,010)	266,896
Transfers for policy loans	—	(3,092)	3,206	(4,911)	4,047
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,114)	—
Contract charges	(229)	(1,574)	(1,114)	(5,047)	(2,713)
Contract terminations:
Surrender benefits	(1,277)	(274,766)	(286,103)	(882,046)	(387,999)
Death benefits	—	(19,797)	(14,526)	(78,173)	(11,583)
Increase (decrease) from contract transactions	151,796	4,112,293	(361,347)	(1,603,893)	(96,860)
Net assets at beginning of year	307,325	—	2,239,334	9,594,441	2,885,057
Net assets at end of year	$452,064	$4,012,639	$1,837,030	$6,713,291	$2,725,778

Accumulation unit activity
Units outstanding at beginning of year	268,008	—	1,303,483	3,425,640	2,083,659
Contract purchase payments	17,683	42,145	20,966	101,878	24,607
Net transfers(1)	116,266	4,368,059	(57,847)	(312,844)	196,262
Transfers for policy loans	—	(3,014)	1,722	(1,441)	2,898
Contract charges	(196)	(1,580)	(625)	(1,954)	(1,964)
Contract terminations:
Surrender benefits	(1,103)	(279,303)	(162,306)	(317,832)	(282,220)
Death benefits	—	(19,524)	(8,450)	(31,165)	(8,383)
Units outstanding at end of year	400,658	4,106,783	1,096,943	2,862,282	2,014,859

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

216	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Operations
Investment income (loss) — net	$(17,738)	$(317)	$1,064	$(4,346)	$18,071
Net realized gain (loss) on sales of investments	(14,950)	55	21,808	29,157	68,074
Distributions from capital gains	330,400	392	3,662	56,742	73,562
Net change in unrealized appreciation or depreciation of investments	(422,293)	(2,766)	(17,040)	(91,780)	(270,613)
Net increase (decrease) in net assets resulting from operations	(124,581)	(2,636)	9,494	(10,227)	(110,906)

Contract transactions
Contract purchase payments	72,769	10,875	17,183	2,142	2,031
Net transfers(1)	(189,513)	26,157	262,077	(15,061)	(147,479)
Transfers for policy loans	199	—	89	1,204	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,199)	—	(2,035)	(296)	(176)
Contract terminations:
Surrender benefits	(280,722)	(74)	(109,432)	(57,726)	(87,065)
Death benefits	(120)	—	(1,266)	—	(55,411)
Increase (decrease) from contract transactions	(398,586)	36,958	166,616	(69,737)	(288,100)
Net assets at beginning of year	2,123,445	18,746	1,216,616	664,935	1,305,914
Net assets at end of year	$1,600,278	$53,068	$1,392,726	$584,971	$906,908

Accumulation unit activity
Units outstanding at beginning of year	1,122,900	17,459	1,117,371	361,151	909,796
Contract purchase payments	38,678	10,803	14,461	1,320	1,448
Net transfers(1)	(94,877)	27,524	232,442	(9,164)	(99,641)
Transfers for policy loans	102	—	73	634	—
Contract charges	(656)	—	(1,795)	(162)	(125)
Contract terminations:
Surrender benefits	(147,488)	—	(98,347)	(31,075)	(62,422)
Death benefits	(64)	—	(1,122)	—	(41,198)
Units outstanding at end of year	918,595	55,786	1,263,083	322,704	707,858

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	217

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$7,670	$1,038,459	$(9,639)	$206,973	$843
Net realized gain (loss) on sales of investments	288,359	(60,626)	55,101	(356,473)	(404)
Distributions from capital gains	403,088	—	444,466	—	—
Net change in unrealized appreciation or depreciation of investments	(514,197)	(1,668,418)	(724,045)	(830,862)	(2,541)
Net increase (decrease) in net assets resulting from operations	184,920	(690,585)	(234,117)	(980,362)	(2,102)

Contract transactions
Contract purchase payments	216,107	351,467	138,593	189,894	8,501
Net transfers(1)	(353,611)	(1,721,825)	469,037	(2,113,976)	6,799
Transfers for policy loans	1,700	2,618	2,425	1,495	—
Adjustments to net assets allocated to contracts in payment period	—	(6,501)	—	—	—
Contract charges	(1,724)	(26,413)	(1,048)	(10,523)	(83)
Contract terminations:
Surrender benefits	(623,509)	(2,733,533)	(301,368)	(823,217)	(4,081)
Death benefits	(94,994)	(213,946)	(39,879)	(68,558)	—
Increase (decrease) from contract transactions	(856,031)	(4,348,133)	267,760	(2,824,885)	11,136
Net assets at beginning of year	6,226,581	24,845,973	3,027,722	11,897,126	105,661
Net assets at end of year	$5,555,470	$19,807,255	$3,061,365	$8,091,879	$114,695

Accumulation unit activity
Units outstanding at beginning of year	3,515,533	16,601,113	1,419,249	8,380,529	107,515
Contract purchase payments	115,339	245,132	67,717	136,946	8,109
Net transfers(1)	(200,615)	(1,154,319)	230,269	(1,537,909)	6,726
Transfers for policy loans	898	2,011	1,088	1,099	—
Contract charges	(934)	(17,684)	(501)	(7,703)	(81)
Contract terminations:
Surrender benefits	(340,494)	(1,815,740)	(146,246)	(587,577)	(4,012)
Death benefits	(50,962)	(144,304)	(20,387)	(49,616)	—
Units outstanding at end of year	3,038,765	13,716,209	1,551,189	6,335,769	118,257

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

218	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
Operations
Investment income (loss) — net	$16,018	$147,562	$3,777	$38,062	$6,898
Net realized gain (loss) on sales of investments	1,806	82,095	12,097	236,496	46,898
Distributions from capital gains	4,989	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(25,508)	(105,822)	(13,679)	(327,559)	(63,415)
Net increase (decrease) in net assets resulting from operations	(2,695)	123,835	2,195	(53,001)	(9,619)

Contract transactions
Contract purchase payments	124,784	13,643	16,147	70,971	9,374
Net transfers(1)	(86,305)	189,953	(33,690)	(61,995)	(15,168)
Transfers for policy loans	—	(340)	2,442	17,719	589
Adjustments to net assets allocated to contracts in payment period	—	—	(327)	(1,608)	—
Contract charges	(292)	(1,265)	(659)	(4,471)	(723)
Contract terminations:
Surrender benefits	(8,727)	(149,903)	(95,221)	(587,138)	(74,349)
Death benefits	—	(7,306)	(562)	(17,582)	(1,105)
Increase (decrease) from contract transactions	29,460	44,782	(111,870)	(584,104)	(81,382)
Net assets at beginning of year	436,238	1,856,235	982,067	6,039,669	840,705
Net assets at end of year	$463,003	$2,024,852	$872,392	$5,402,564	$749,704

Accumulation unit activity
Units outstanding at beginning of year	400,268	752,909	627,326	2,734,970	447,615
Contract purchase payments	126,150	5,135	9,611	32,338	4,904
Net transfers(1)	(84,845)	73,902	(20,540)	(26,984)	(9,082)
Transfers for policy loans	—	(157)	1,527	7,962	307
Contract charges	(295)	(473)	(409)	(2,000)	(380)
Contract terminations:
Surrender benefits	(2,398)	(57,098)	(56,724)	(259,125)	(39,305)
Death benefits	—	(2,936)	(384)	(7,729)	(636)
Units outstanding at end of year	438,880	771,282	560,407	2,479,432	403,423

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	219

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(4,503)	$27,167	$(1,710)	$(510,367)	$(636,118)
Net realized gain (loss) on sales of investments	4,340	(21,513)	(8,327)	1,399,858	3,356,700
Distributions from capital gains	28,260	—	652	—	—
Net change in unrealized appreciation or depreciation of investments	(100,009)	(110,009)	(43,685)	(1,728,920)	(3,806,223)
Net increase (decrease) in net assets resulting from operations	(71,912)	(104,355)	(53,070)	(839,429)	(1,085,641)

Contract transactions
Contract purchase payments	3,674	12,690	16,589	2,628,151	1,442,042
Net transfers(1)	(21,063)	(10,394)	110,883	(602,384)	(1,615,250)
Transfers for policy loans	1,408	336	169	18,049	(15,373)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(206)	(396)	(66)	(329,100)	(436,962)
Contract terminations:
Surrender benefits	(22,682)	(196,835)	(4,405)	(1,472,335)	(4,047,085)
Death benefits	—	—	—	—	(308,110)
Increase (decrease) from contract transactions	(38,869)	(194,599)	123,170	242,381	(4,980,738)
Net assets at beginning of year	571,304	1,173,819	127,696	53,048,155	69,333,728
Net assets at end of year	$460,523	$874,865	$197,796	$52,451,107	$63,267,349

Accumulation unit activity
Units outstanding at beginning of year	188,611	471,043	178,152	34,994,777	45,641,843
Contract purchase payments	1,280	5,172	24,607	1,716,064	936,480
Net transfers(1)	(6,854)	(4,496)	172,966	(343,853)	(1,055,718)
Transfers for policy loans	472	130	265	12,065	(10,026)
Contract charges	(73)	(163)	(111)	(216,681)	(287,022)
Contract terminations:
Surrender benefits	(8,131)	(83,452)	(7,804)	(944,915)	(2,654,343)
Death benefits	—	—	—	—	(197,596)
Units outstanding at end of year	175,305	388,234	368,075	35,217,457	42,373,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

220	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Operations
Investment income (loss) — net	$4,913	$54,905	$177,324	$3,440,915	$2,501
Net realized gain (loss) on sales of investments	(878)	2,538	(9,327)	(470,522)	(15,154)
Distributions from capital gains	2,293	—	43,308	835,477	63,756
Net change in unrealized appreciation or depreciation of investments	(13,716)	(62,452)	(225,463)	(4,019,264)	(80,868)
Net increase (decrease) in net assets resulting from operations	(7,388)	(5,009)	(14,158)	(213,394)	(29,765)

Contract transactions
Contract purchase payments	7,256	16,720	116,973	47,549	144,004
Net transfers(1)	62,992	97,525	199	(12,790)	2,326
Transfers for policy loans	—	304	—	(3,020)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(14)	(113)	(67)	(24,051)	(63)
Contract terminations:
Surrender benefits	(9,609)	(21,119)	(2,120)	(984,261)	(23,572)
Death benefits	—	—	—	(82,135)	—
Increase (decrease) from contract transactions	60,625	93,317	114,985	(1,058,708)	122,695
Net assets at beginning of year	426,272	321,905	420,486	9,824,500	606,250
Net assets at end of year	$479,509	$410,213	$521,313	$8,552,398	$699,180

Accumulation unit activity
Units outstanding at beginning of year	384,475	285,920	362,048	7,140,736	426,843
Contract purchase payments	6,516	14,857	100,770	34,523	96,827
Net transfers(1)	58,323	86,729	400	(11,538)	(2,073)
Transfers for policy loans	—	269	—	(2,154)	—
Contract charges	(12)	(99)	(58)	(17,550)	(45)
Contract terminations:
Surrender benefits	(8,628)	(18,754)	(1,757)	(712,968)	(16,379)
Death benefits	—	—	—	(59,274)	—
Units outstanding at end of year	440,674	368,922	461,403	6,371,775	505,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	221

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
Operations
Investment income (loss) — net	$(404,600)	$(549,587)	$4,208	$160,038	$(2,245)
Net realized gain (loss) on sales of investments	851,270	1,632,007	(3,768)	(6,796)	8,766
Distributions from capital gains	—	—	9,937	—	—
Net change in unrealized appreciation or depreciation of investments	(873,525)	(1,637,206)	(64,130)	(187,788)	4,439
Net increase (decrease) in net assets resulting from operations	(426,855)	(554,786)	(53,753)	(34,546)	10,960

Contract transactions
Contract purchase payments	3,273,672	150,996	101,806	161,846	34,728
Net transfers(1)	(2,568,276)	(530,876)	75,578	241,870	(5,559)
Transfers for policy loans	—	(6,076)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(64,137)	—	—	—
Contract charges	(268,935)	(308,232)	(51)	(77)	(48)
Contract terminations:
Surrender benefits	(1,865,362)	(3,912,414)	(318)	(51,685)	(13,027)
Death benefits	(1,223,611)	(1,429,048)	(9,872)	—	—
Increase (decrease) from contract transactions	(2,652,512)	(6,099,787)	167,143	351,954	16,094
Net assets at beginning of year	39,200,785	60,308,163	361,693	907,058	219,392
Net assets at end of year	$36,121,418	$53,653,590	$475,083	$1,224,466	$246,446

Accumulation unit activity
Units outstanding at beginning of year	32,886,990	50,401,023	307,398	790,118	120,429
Contract purchase payments	2,734,236	124,823	82,797	140,810	18,090
Net transfers(1)	(2,123,055)	(485,457)	61,087	209,689	(2,907)
Transfers for policy loans	—	(5,012)	—	—	—
Contract charges	(225,549)	(256,369)	(44)	(68)	(25)
Contract terminations:
Surrender benefits	(1,553,313)	(3,255,466)	(201)	(44,556)	(6,891)
Death benefits	(1,049,350)	(1,190,497)	(9,034)	—	—
Units outstanding at end of year	30,669,959	45,333,045	442,003	1,095,993	128,696

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

222	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
Operations
Investment income (loss) — net	$2,163	$2,076	$(4,816)	$(1,442)	$(82,185)
Net realized gain (loss) on sales of investments	(2,270)	35	7,277	5,831	533,591
Distributions from capital gains	48,691	949	—	—	1,233,247
Net change in unrealized appreciation or depreciation of investments	(99,827)	(5,749)	(27,327)	7,274	(1,536,913)
Net increase (decrease) in net assets resulting from operations	(51,243)	(2,689)	(24,866)	11,663	147,740

Contract transactions
Contract purchase payments	194,380	66,159	135,256	2,749	135,036
Net transfers(1)	738,609	24,804	88,669	22,407	(704,001)
Transfers for policy loans	—	—	—	—	3,632
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(81)	(35)	(39)	(14)	(11,750)
Contract terminations:
Surrender benefits	(11,093)	(2,684)	(2,654)	(12,390)	(1,120,661)
Death benefits	(10,235)	—	—	—	(40,923)
Increase (decrease) from contract transactions	911,580	88,244	221,232	12,752	(1,738,667)
Net assets at beginning of year	641,618	278,622	361,290	133,232	10,873,559
Net assets at end of year	$1,501,955	$364,177	$557,656	$157,647	$9,282,632

Accumulation unit activity
Units outstanding at beginning of year	451,909	252,931	194,513	70,267	6,203,943
Contract purchase payments	136,488	59,710	72,046	1,596	75,790
Net transfers(1)	523,584	23,933	47,001	10,316	(388,246)
Transfers for policy loans	—	—	—	—	2,029
Contract charges	(59)	(31)	(22)	(7)	(6,507)
Contract terminations:
Surrender benefits	(8,167)	(2,207)	(1,357)	(6,324)	(635,049)
Death benefits	(7,627)	—	—	—	(22,302)
Units outstanding at end of year	1,096,128	334,336	312,181	75,848	5,229,658

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	223

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(12,933)	$(4,493,757)	$(7,136,303)	$(2,158,735)	$(2,523,469)
Net realized gain (loss) on sales of investments	12,143	7,568,153	24,226,892	3,998,856	13,522,542
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(31,392)	(9,905,977)	(27,256,516)	(5,767,751)	(15,320,632)
Net increase (decrease) in net assets resulting from operations	(32,182)	(6,831,581)	(10,165,927)	(3,927,630)	(4,321,559)

Contract transactions
Contract purchase payments	247,455	13,858,509	3,877,791	11,547,233	2,684,551
Net transfers(1)	92,062	4,896,171	(1,043,954)	2,658,111	(11,178,250)
Transfers for policy loans	—	78,760	41,302	(177,309)	31,853
Adjustments to net assets allocated to contracts in payment period	—	(358,308)	(993,891)	(7,708)	—
Contract charges	(99)	(3,408,097)	(4,623,533)	(1,692,638)	(1,523,391)
Contract terminations:
Surrender benefits	(1,258)	(18,364,928)	(56,652,351)	(8,251,093)	(20,831,076)
Death benefits	—	(2,768,126)	(8,384,317)	(776,722)	(728,266)
Increase (decrease) from contract transactions	338,160	(6,066,019)	(67,778,953)	3,299,874	(31,544,579)
Net assets at beginning of year	1,063,984	440,901,794	789,901,478	215,582,311	286,115,698
Net assets at end of year	$1,369,962	$428,004,194	$711,956,598	$214,954,555	$250,249,560

Accumulation unit activity
Units outstanding at beginning of year	560,826	322,932,473	575,830,252	149,301,290	197,395,344
Contract purchase payments	131,709	10,093,499	2,808,457	8,025,303	1,838,587
Net transfers(1)	44,123	3,394,140	(1,360,420)	1,759,314	(7,779,122)
Transfers for policy loans	—	54,968	29,744	(120,443)	23,606
Contract charges	(55)	(2,487,458)	(3,349,805)	(1,166,496)	(1,041,091)
Contract terminations:
Surrender benefits	(630)	(13,370,088)	(41,013,959)	(5,687,428)	(14,326,943)
Death benefits	—	(2,034,763)	(6,046,743)	(525,116)	(497,805)
Units outstanding at end of year	735,973	318,582,771	526,897,526	151,586,424	175,612,576

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

224	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi- Mgr Int Rate Adapt, Cl 2
Operations
Investment income (loss) — net	$(1,046,057)	$(1,496,938)	$38,933	$946	$1,473
Net realized gain (loss) on sales of investments	2,388,942	5,639,469	(20,005)	(9)	(1,217)
Distributions from capital gains	—	—	99,148	—	—
Net change in unrealized appreciation or depreciation of investments	(2,531,117)	(5,883,327)	(137,912)	(2,574)	(3,555)
Net increase (decrease) in net assets resulting from operations	(1,188,232)	(1,740,796)	(19,836)	(1,637)	(3,299)

Contract transactions
Contract purchase payments	4,164,410	597,670	54,526	30,112	33,073
Net transfers(1)	(6,110,243)	(4,528,070)	28,020	18,403	30,765
Transfers for policy loans	5,307	11,211	—	—	406
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(640,855)	(859,355)	(113)	(2)	(3)
Contract terminations:
Surrender benefits	(3,548,987)	(13,940,721)	(4,610)	(225)	(5,337)
Death benefits	(1,743,056)	(1,587,171)	—	—	—
Increase (decrease) from contract transactions	(7,873,424)	(20,306,436)	77,823	48,288	58,904
Net assets at beginning of year	103,883,755	165,714,359	640,642	6,508	11,179
Net assets at end of year	$94,822,099	$143,667,127	$698,629	$53,159	$66,784

Accumulation unit activity
Units outstanding at beginning of year	81,667,698	129,152,229	407,017	4,999	9,701
Contract purchase payments	3,271,301	460,591	35,251	30,251	33,101
Net transfers(1)	(4,800,385)	(3,517,300)	14,494	18,365	29,906
Transfers for policy loans	4,079	8,929	—	—	412
Contract charges	(500,787)	(666,260)	(74)	(2)	(3)
Contract terminations:
Surrender benefits	(2,781,048)	(10,818,222)	(2,817)	—	(5,119)
Death benefits	(1,360,973)	(1,237,320)	—	—	—
Units outstanding at end of year	75,499,885	113,382,647	453,871	53,613	67,998

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	225

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(5,347)	$(1,139)	$(2,074)	$(1,751)	$(59,291)
Net realized gain (loss) on sales of investments	47,538	4,408	3,572	1,834	582,151
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(97,190)	541	(18,792)	(20,986)	(1,204,833)
Net increase (decrease) in net assets resulting from operations	(54,999)	3,810	(17,294)	(20,903)	(681,973)

Contract transactions
Contract purchase payments	14,317	24,967	56,292	16,951	65,031
Net transfers(1)	(215,547)	14,537	42,313	20,207	(341,579)
Transfers for policy loans	—	—	—	—	4,855
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(8)	(25)	(33)	(27)	(13,918)
Contract terminations:
Surrender benefits	(12,669)	(152)	(15,110)	(7,423)	(933,606)
Death benefits	—	—	—	—	(47,253)
Increase (decrease) from contract transactions	(213,907)	39,327	83,462	29,708	(1,266,470)
Net assets at beginning of year	641,261	74,160	164,602	181,111	7,653,392
Net assets at end of year	$372,355	$117,297	$230,770	$189,916	$5,704,949

Accumulation unit activity
Units outstanding at beginning of year	345,449	38,228	87,980	102,572	2,892,819
Contract purchase payments	7,882	11,809	28,878	9,652	27,858
Net transfers(1)	(124,226)	7,226	21,797	12,239	(168,820)
Transfers for policy loans	—	—	—	—	1,721
Contract charges	(5)	(13)	(17)	(16)	(5,636)
Contract terminations:
Surrender benefits	(7,558)	(48)	(7,430)	(4,372)	(353,542)
Death benefits	—	—	—	—	(17,119)
Units outstanding at end of year	221,542	57,202	131,208	120,075	2,377,281

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

226	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
Operations
Investment income (loss) — net	$534	$1,886	$(2,880)	$(25,557)	$(979)
Net realized gain (loss) on sales of investments	(4,385)	(967)	9,813	293,543	47
Distributions from capital gains	10,012	—	—	—	113
Net change in unrealized appreciation or depreciation of investments	(18,332)	(6,952)	(8,939)	(278,715)	(2,369)
Net increase (decrease) in net assets resulting from operations	(12,171)	(6,033)	(2,006)	(10,729)	(3,188)

Contract transactions
Contract purchase payments	71,694	17,814	59,335	36,025	121,724
Net transfers(1)	55,910	42,237	455	(379,255)	59,995
Transfers for policy loans	—	—	—	179	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(114)	(10)	(31)	(8,308)	(20)
Contract terminations:
Surrender benefits	(6,182)	(6,881)	(12,951)	(271,817)	(1,685)
Death benefits	—	—	—	(8,393)	—
Increase (decrease) from contract transactions	121,308	53,160	46,808	(631,569)	180,014
Net assets at beginning of year	269,356	82,661	239,078	3,206,285	149,075
Net assets at end of year	$378,493	$129,788	$283,880	$2,563,987	$325,901

Accumulation unit activity
Units outstanding at beginning of year	201,550	78,492	142,318	2,188,341	140,047
Contract purchase payments	52,680	16,738	34,937	24,344	115,441
Net transfers(1)	38,597	41,943	5	(256,841)	57,438
Transfers for policy loans	—	—	—	120	—
Contract charges	(80)	(10)	(18)	(5,665)	(19)
Contract terminations:
Surrender benefits	(4,349)	(7,035)	(7,586)	(186,208)	(1,448)
Death benefits	—	—	—	(5,743)	—
Units outstanding at end of year	288,398	130,128	169,656	1,758,348	311,459

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	227

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(3,738)	$(7,128)	$(1,992)	$72,595	$(179,954)
Net realized gain (loss) on sales of investments	8,891	51,657	(874)	(37,758)	444,939
Distributions from capital gains	—	—	—	1,213,927	3,372,954
Net change in unrealized appreciation or depreciation of investments	(12,431)	(49,315)	(13,339)	(1,321,744)	(3,848,899)
Net increase (decrease) in net assets resulting from operations	(7,278)	(4,786)	(16,205)	(72,980)	(210,960)

Contract transactions
Contract purchase payments	38,512	7,270	113,170	189,679	215,341
Net transfers(1)	74,166	59,898	906,265	(443,859)	(676,958)
Transfers for policy loans	—	384	1,088	1,155	(4,834)
Adjustments to net assets allocated to contracts in payment period	—	(1,069)	—	(1,014)	(3,918)
Contract charges	(54)	(423)	(2,028)	(14,331)	(15,589)
Contract terminations:
Surrender benefits	(17,287)	(51,569)	(108,616)	(1,733,007)	(2,208,431)
Death benefits	—	(10,579)	—	(76,793)	(323,443)
Increase (decrease) from contract transactions	95,337	3,912	909,879	(2,078,170)	(3,017,832)
Net assets at beginning of year	303,167	740,215	1,057,947	14,312,920	21,190,773
Net assets at end of year	$391,226	$739,341	$1,951,621	$12,161,770	$17,961,981

Accumulation unit activity
Units outstanding at beginning of year	156,861	367,192	1,052,098	6,700,023	7,890,448
Contract purchase payments	19,187	3,508	113,616	85,105	75,731
Net transfers(1)	36,192	29,290	903,769	(250,158)	(208,013)
Transfers for policy loans	—	190	1,083	1,890	(1,243)
Contract charges	(29)	(208)	(2,020)	(6,451)	(5,692)
Contract terminations:
Surrender benefits	(8,610)	(25,472)	(108,208)	(807,374)	(778,810)
Death benefits	—	(4,844)	—	(33,854)	(122,960)
Units outstanding at end of year	203,601	369,656	1,960,338	5,689,181	6,849,461

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

228	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$4,746	$80,076	$(28,659)	$(34,310)	$12,392
Net realized gain (loss) on sales of investments	119,111	44,124	235,834	142,903	(19,921)
Distributions from capital gains	—	—	375,837	464,118	—
Net change in unrealized appreciation or depreciation of investments	(110,945)	(94,501)	(712,958)	(677,795)	(14,631)
Net increase (decrease) in net assets resulting from operations	12,912	29,699	(129,946)	(105,084)	(22,160)

Contract transactions
Contract purchase payments	52,530	44,371	53,945	130,281	19,460
Net transfers(1)	88,104	101,772	(228,857)	(161,599)	(16,608)
Transfers for policy loans	(6,466)	727	3,700	417	—
Adjustments to net assets allocated to contracts in payment period	—	(1,196)	(5,380)	—	—
Contract charges	(1,457)	(4,023)	(1,565)	(1,803)	(22)
Contract terminations:
Surrender benefits	(292,388)	(227,676)	(317,508)	(439,400)	(9,630)
Death benefits	—	(5,407)	(81,221)	(2,750)	—
Increase (decrease) from contract transactions	(159,677)	(91,432)	(576,886)	(474,854)	(6,800)
Net assets at beginning of year	2,369,115	2,512,024	3,991,768	3,808,345	280,605
Net assets at end of year	$2,222,350	$2,450,291	$3,284,936	$3,228,407	$251,645

Accumulation unit activity
Units outstanding at beginning of year	1,156,996	1,950,786	1,750,737	1,715,195	282,467
Contract purchase payments	25,122	33,273	24,680	56,391	20,429
Net transfers(1)	44,532	80,109	(107,642)	(69,640)	(20,514)
Transfers for policy loans	(3,378)	544	1,517	180	—
Contract charges	(701)	(3,127)	(701)	(789)	(22)
Contract terminations:
Surrender benefits	(141,411)	(158,496)	(137,645)	(192,774)	(9,862)
Death benefits	—	(3,813)	(35,905)	(1,170)	—
Units outstanding at end of year	1,081,160	1,899,276	1,495,041	1,507,393	272,498

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	229

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(166)	$(12,757)	$15,579	$258,057	$(6,566)
Net realized gain (loss) on sales of investments	191	43,253	301,233	(112,171)	22,543
Distributions from capital gains	1,684	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(231)	23,262	234,196	(900,975)	70,030
Net increase (decrease) in net assets resulting from operations	1,478	53,758	551,008	(755,089)	86,007

Contract transactions
Contract purchase payments	14,540	21,805	201,592	240,269	137,884
Net transfers(1)	31,862	(39,761)	(384,477)	(398,549)	126,458
Transfers for policy loans	—	(2)	(5,200)	(1,461)	111
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,234)	—
Contract charges	(46)	(1,526)	(3,806)	(12,467)	(298)
Contract terminations:
Surrender benefits	(2,795)	(60,549)	(529,066)	(917,656)	(48,752)
Death benefits	—	(52,447)	(50,125)	(53,179)	(328)
Increase (decrease) from contract transactions	43,561	(132,480)	(771,082)	(1,147,277)	215,075
Net assets at beginning of year	8,607	1,421,382	7,158,177	11,397,565	581,492
Net assets at end of year	$53,646	$1,342,660	$6,938,103	$9,495,199	$882,574

Accumulation unit activity
Units outstanding at beginning of year	6,445	1,027,180	4,169,775	7,368,041	340,665
Contract purchase payments	13,472	15,190	119,624	170,715	72,999
Net transfers(1)	29,727	(28,526)	(221,688)	(259,082)	72,844
Transfers for policy loans	—	2	(2,804)	(1,713)	63
Contract charges	(42)	(1,063)	(2,167)	(8,126)	(171)
Contract terminations:
Surrender benefits	(2,408)	(42,467)	(298,000)	(579,546)	(28,134)
Death benefits	—	(35,695)	(27,787)	(35,278)	(179)
Units outstanding at end of year	47,194	934,621	3,736,953	6,655,011	458,087

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

230	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(7,039)	$4,134	$14,050	$6,165	$(21,926)
Net realized gain (loss) on sales of investments	20,868	15,931	98,553	298,583	194,894
Distributions from capital gains	8,057	—	—	347,669	—
Net change in unrealized appreciation or depreciation of investments	33,354	(50,659)	(238,418)	82,515	90,207
Net increase (decrease) in net assets resulting from operations	55,240	(30,594)	(125,815)	734,932	263,175

Contract transactions
Contract purchase payments	334,828	5,459	33,051	82,803	14,564
Net transfers(1)	673,824	(5,497)	(68,958)	(310,047)	16,885
Transfers for policy loans	(1,431)	(2,493)	3,408	(1,614)	(824)
Adjustments to net assets allocated to contracts in payment period	—	—	(198)	—	—
Contract charges	(400)	(157)	(711)	(2,671)	(2,051)
Contract terminations:
Surrender benefits	(51,634)	(30,732)	(215,660)	(567,315)	(207,871)
Death benefits	—	—	(50,555)	(11,789)	(4,893)
Increase (decrease) from contract transactions	955,187	(33,420)	(299,623)	(810,633)	(184,190)
Net assets at beginning of year	351,674	508,761	2,142,976	5,266,468	3,131,817
Net assets at end of year	$1,362,101	$444,747	$1,717,538	$5,190,767	$3,210,802

Accumulation unit activity
Units outstanding at beginning of year	329,181	409,076	1,220,201	3,093,452	1,858,870
Contract purchase payments	284,296	4,399	18,975	46,526	8,616
Net transfers(1)	587,318	(4,609)	(42,226)	(169,080)	3,074
Transfers for policy loans	(1,152)	(1,985)	2,008	(1,019)	(454)
Contract charges	(338)	(131)	(407)	(1,505)	(1,169)
Contract terminations:
Surrender benefits	(45,442)	(24,803)	(126,168)	(315,379)	(121,021)
Death benefits	—	—	(28,860)	(6,698)	(2,937)
Units outstanding at end of year	1,153,863	381,947	1,043,523	2,646,297	1,744,979

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	231

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$8,786	$83,923	$66,279	$10,395	$(16,066)
Net realized gain (loss) on sales of investments	37,013	690,172	27,580	40,917	81,395
Distributions from capital gains	—	—	411,960	103,132	180,254
Net change in unrealized appreciation or depreciation of investments	97,865	1,144,273	(452,615)	(23,817)	(197,451)
Net increase (decrease) in net assets resulting from operations	143,664	1,918,368	53,204	130,627	48,132

Contract transactions
Contract purchase payments	17,698	816,270	770,129	21,913	42,476
Net transfers(1)	(18,664)	(7,905)	799,521	(15,340)	(147,559)
Transfers for policy loans	324	(438)	(13)	1,384	(2,190)
Adjustments to net assets allocated to contracts in payment period	—	(4,601)	—	—	—
Contract charges	(436)	(7,275)	(2,291)	(832)	(546)
Contract terminations:
Surrender benefits	(76,930)	(1,792,536)	(482,297)	(219,752)	(52,265)
Death benefits	—	(133,926)	—	(4,978)	(16,927)
Increase (decrease) from contract transactions	(78,008)	(1,130,411)	1,085,049	(217,605)	(177,011)
Net assets at beginning of year	1,207,813	16,678,097	3,655,920	1,625,679	1,780,118
Net assets at end of year	$1,273,469	$17,466,054	$4,794,173	$1,538,701	$1,651,239

Accumulation unit activity
Units outstanding at beginning of year	457,966	8,693,683	3,136,230	1,178,572	979,218
Contract purchase payments	6,313	385,882	665,051	15,233	23,878
Net transfers(1)	(5,703)	27,434	685,851	(10,608)	(81,086)
Transfers for policy loans	116	(2)	(16)	965	(1,201)
Contract charges	(158)	(3,592)	(1,943)	(568)	(312)
Contract terminations:
Surrender benefits	(27,790)	(886,585)	(407,838)	(155,483)	(29,339)
Death benefits	—	(59,337)	—	(3,534)	(10,078)
Units outstanding at end of year	430,744	8,157,483	4,077,335	1,024,577	881,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

232	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(123,685)	$(11,202)	$(126,095)	$(1,098)	$(3,327)
Net realized gain (loss) on sales of investments	497,555	2	518	(428)	4,355
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	602,410	—	(517)	(40,699)	41,568
Net increase (decrease) in net assets resulting from operations	976,280	(11,200)	(126,094)	(42,225)	42,596

Contract transactions
Contract purchase payments	576,731	2,872,880	645,253	—	127,813
Net transfers(1)	456,648	(2,540,706)	760,588	139,872	216,482
Transfers for policy loans	12,582	—	39,652	—	—
Adjustments to net assets allocated to contracts in payment period	(20,762)	—	(1,927)	—	—
Contract charges	(6,769)	(225)	(13,005)	(31)	(75)
Contract terminations:
Surrender benefits	(1,070,495)	(74,330)	(2,778,005)	(2,114)	(10,914)
Death benefits	(95,422)	(96,194)	(79,998)	—	—
Increase (decrease) from contract transactions	(147,487)	161,425	(1,427,442)	137,727	333,306
Net assets at beginning of year	11,056,404	957,392	14,226,895	52,758	176,309
Net assets at end of year	$11,885,197	$1,107,617	$12,673,359	$148,260	$552,211

Accumulation unit activity
Units outstanding at beginning of year	5,938,496	967,341	12,894,206	55,506	145,192
Contract purchase payments	360,435	3,001,638	607,811	—	97,655
Net transfers(1)	250,549	(2,654,078)	706,754	151,424	173,217
Transfers for policy loans	5,701	—	35,866	—	—
Contract charges	(3,617)	(233)	(12,153)	(34)	(59)
Contract terminations:
Surrender benefits	(554,932)	(77,221)	(2,538,415)	(2,244)	(8,363)
Death benefits	(46,790)	(100,751)	(71,453)	—	—
Units outstanding at end of year	5,949,842	1,136,696	11,622,616	204,652	407,642

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	233

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(1,162)	$(1,108)	$(10,597)	$(362,256)	$12,001
Net realized gain (loss) on sales of investments	894	(1,029)	100,280	2,381,779	(1,598)
Distributions from capital gains	—	—	—	—	1,382
Net change in unrealized appreciation or depreciation of investments	3,432	560	(7,922)	1,173,191	(17,633)
Net increase (decrease) in net assets resulting from operations	3,164	(1,577)	81,761	3,192,714	(5,848)

Contract transactions
Contract purchase payments	220,807	19,984	128,696	559,087	55,109
Net transfers(1)	32,370	38,536	41,826	(1,215,736)	99,804
Transfers for policy loans	—	—	—	5,970	(2,738)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(25,743)	—
Contract charges	(193)	(7)	(97)	(26,728)	(178)
Contract terminations:
Surrender benefits	(3,258)	(6,722)	(76,318)	(3,643,357)	(16,162)
Death benefits	—	—	(237,627)	(392,497)	—
Increase (decrease) from contract transactions	249,726	51,791	(143,520)	(4,739,004)	135,835
Net assets at beginning of year	5,896	88,835	961,718	38,630,274	191,842
Net assets at end of year	$258,786	$139,049	$899,959	$37,083,984	$321,829

Accumulation unit activity
Units outstanding at beginning of year	4,527	93,483	601,449	18,989,793	210,802
Contract purchase payments	224,352	22,430	75,746	264,937	59,185
Net transfers(1)	33,551	42,517	26,282	(555,649)	103,381
Transfers for policy loans	—	—	—	3,462	(2,793)
Contract charges	(195)	(7)	(58)	(13,922)	(189)
Contract terminations:
Surrender benefits	(2,920)	(7,387)	(46,255)	(1,722,934)	(17,259)
Death benefits	—	—	(140,224)	(192,833)	—
Units outstanding at end of year	259,315	151,036	516,940	16,772,854	353,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

234	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$(4,687)	$(96,382)	$(3,601)	$(112,616)	$43,727
Net realized gain (loss) on sales of investments	285	467,483	(7,547)	(115,564)	7,492
Distributions from capital gains	1,645	39,613	14,690	491,683	—
Net change in unrealized appreciation or depreciation of investments	(26,897)	(751,949)	(3,556)	(218,436)	(31,790)
Net increase (decrease) in net assets resulting from operations	(29,654)	(341,235)	(14)	45,067	19,429

Contract transactions
Contract purchase payments	286,932	197,140	12,006	132,431	139,835
Net transfers(1)	81,685	(526,738)	(65,903)	(934,373)	80,015
Transfers for policy loans	—	16,364	—	(2,370)	—
Adjustments to net assets allocated to contracts in payment period	—	(3,076)	—	(1,948)	—
Contract charges	(65)	(13,174)	(55)	(15,320)	(97)
Contract terminations:
Surrender benefits	(2,359)	(1,404,934)	(847)	(1,256,523)	(44,802)
Death benefits	(1,196)	(105,393)	(3,629)	(97,761)	(96,335)
Increase (decrease) from contract transactions	364,997	(1,839,811)	(58,428)	(2,175,864)	78,616
Net assets at beginning of year	411,265	13,462,798	367,965	12,668,026	747,996
Net assets at end of year	$746,608	$11,281,752	$309,523	$10,537,229	$846,041

Accumulation unit activity
Units outstanding at beginning of year	372,965	6,296,690	355,451	7,799,317	554,211
Contract purchase payments	260,186	96,780	11,522	82,700	100,502
Net transfers(1)	73,765	(199,915)	(62,132)	(549,082)	57,635
Transfers for policy loans	—	8,526	—	(1,099)	—
Contract charges	(61)	(5,848)	(52)	(9,506)	(74)
Contract terminations:
Surrender benefits	(1,974)	(655,586)	(742)	(736,558)	(31,841)
Death benefits	(1,076)	(58,857)	(3,493)	(56,104)	(69,111)
Units outstanding at end of year	703,805	5,481,790	300,554	6,529,668	611,322

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	235

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$905,131	$(56,596)	$(87,932)	$9,273	$599,458
Net realized gain (loss) on sales of investments	285,249	(52,780)	(174,832)	(11,867)	(296,315)
Distributions from capital gains	—	—	—	3,276	171,452
Net change in unrealized appreciation or depreciation of investments	(696,145)	267,866	546,225	28,183	1,094,945
Net increase (decrease) in net assets resulting from operations	494,235	158,490	283,461	28,865	1,569,540

Contract transactions
Contract purchase payments	222,812	224,216	129,900	106,363	529,804
Net transfers(1)	(581,014)	(361,884)	(995,029)	(154,967)	(2,691,099)
Transfers for policy loans	(1,110)	(1,811)	(1,882)	800	(11,719)
Adjustments to net assets allocated to contracts in payment period	(8,563)	—	(1,888)	—	(21,307)
Contract charges	(8,860)	(5,328)	(16,465)	(147)	(47,527)
Contract terminations:
Surrender benefits	(2,037,315)	(418,843)	(1,022,028)	(41,659)	(4,104,159)
Death benefits	(318,568)	(37,226)	(26,746)	(6,140)	(325,988)
Increase (decrease) from contract transactions	(2,732,618)	(600,876)	(1,934,138)	(95,750)	(6,671,995)
Net assets at beginning of year	18,317,303	6,026,544	10,090,401	761,956	38,418,534
Net assets at end of year	$16,078,920	$5,584,158	$8,439,724	$695,071	$33,316,079

Accumulation unit activity
Units outstanding at beginning of year	8,242,016	5,039,923	5,757,401	693,312	24,489,660
Contract purchase payments	96,946	170,857	72,676	93,018	345,544
Net transfers(1)	(250,206)	(320,696)	(558,131)	(136,460)	(1,726,591)
Transfers for policy loans	115	(1,666)	(1,080)	705	(8,010)
Contract charges	(3,945)	(4,653)	(9,185)	(130)	(30,156)
Contract terminations:
Surrender benefits	(885,655)	(347,747)	(566,033)	(36,449)	(2,539,961)
Death benefits	(142,809)	(28,076)	(15,278)	(5,508)	(203,179)
Units outstanding at end of year	7,056,462	4,507,942	4,680,370	608,488	20,327,307

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

236	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(22,510)	$(2,759)	$(41,042)	$(79,122)	$(1,232)
Net realized gain (loss) on sales of investments	8,835	1,526	251,439	622,754	275
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(146,519)	38,815	373,434	485,391	23,912
Net increase (decrease) in net assets resulting from operations	(160,194)	37,582	583,831	1,029,023	22,955

Contract transactions
Contract purchase payments	89,930	121,404	129,172	1,005,044	146,428
Net transfers(1)	43,625	232,525	179,608	1,481,615	50,147
Transfers for policy loans	827	—	(2,603)	4,341	—
Adjustments to net assets allocated to contracts in payment period	(775)	—	(2,319)	—	—
Contract charges	(1,372)	(8)	(5,456)	(3,115)	(26)
Contract terminations:
Surrender benefits	(202,892)	(3,922)	(421,742)	(1,577,554)	(56)
Death benefits	(7,735)	—	(18,131)	(362,896)	—
Increase (decrease) from contract transactions	(78,392)	349,999	(141,471)	547,435	196,493
Net assets at beginning of year	2,641,235	105,882	4,591,898	8,016,974	21,239
Net assets at end of year	$2,402,649	$493,463	$5,034,258	$9,593,432	$240,687

Accumulation unit activity
Units outstanding at beginning of year	2,166,434	60,095	5,086,797	5,400,387	11,217
Contract purchase payments	75,427	67,032	146,973	631,020	76,642
Net transfers(1)	35,354	123,511	170,536	768,264	25,286
Transfers for policy loans	645	—	(2,948)	3,271	—
Contract charges	(1,196)	(5)	(5,743)	(2,035)	(13)
Contract terminations:
Surrender benefits	(177,921)	(2,056)	(450,904)	(856,212)	—
Death benefits	(6,657)	—	(21,911)	(193,447)	—
Units outstanding at end of year	2,092,086	248,577	4,922,800	5,751,248	113,132

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	237

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(238,043)	$(4,224)	$(57,121)	$(241,514)	$(2,069,228)
Net realized gain (loss) on sales of investments	1,349,147	(7,443)	25,808	55,948	444,242
Distributions from capital gains	—	12,585	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,784,737	(67,364)	186,914	943,285	10,067,089
Net increase (decrease) in net assets resulting from operations	2,895,841	(66,446)	155,601	757,719	8,442,103

Contract transactions
Contract purchase payments	255,950	240,315	1,967,431	15,783,175	60,967,789
Net transfers(1)	(1,052,676)	3,997,818	1,429,680	9,389,975	109,117,455
Transfers for policy loans	9,434	—	—	—	(55,371)
Adjustments to net assets allocated to contracts in payment period	(27,422)	—	—	—	—
Contract charges	(33,567)	(306)	(52,837)	(153,467)	(1,800,049)
Contract terminations:
Surrender benefits	(2,371,299)	(106,204)	(270,786)	(223,385)	(3,019,945)
Death benefits	(182,572)	(8,596)	—	—	(616,012)
Increase (decrease) from contract transactions	(3,402,152)	4,123,027	3,073,488	24,796,298	164,593,867
Net assets at beginning of year	22,974,596	439,994	3,976,226	10,050,879	117,097,341
Net assets at end of year	$22,468,285	$4,496,575	$7,205,315	$35,604,896	$290,133,311

Accumulation unit activity
Units outstanding at beginning of year	15,056,861	408,598	3,947,608	9,664,417	107,695,966
Contract purchase payments	168,773	228,584	1,905,619	14,822,321	53,763,721
Net transfers(1)	(745,939)	3,776,462	1,386,265	8,988,624	100,736,670
Transfers for policy loans	(1,303)	—	—	—	(49,969)
Contract charges	(21,943)	(296)	(51,183)	(143,999)	(1,623,236)
Contract terminations:
Surrender benefits	(1,458,458)	(103,511)	(265,877)	(210,576)	(2,796,138)
Death benefits	(127,643)	(8,108)	—	—	(561,340)
Units outstanding at end of year	12,870,348	4,301,729	6,922,432	33,120,787	257,165,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

238	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(5,605,007)	$(1,011)	$(45,370)	$(2,911)	$(41,765)
Net realized gain (loss) on sales of investments	2,254,336	236	245,880	6,537	254,512
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,454,593	7,358	32,644	27,310	268,345
Net increase (decrease) in net assets resulting from operations	20,103,922	6,583	233,154	30,936	481,092

Contract transactions
Contract purchase payments	126,359,145	34,825	60,848	246,450	95,878
Net transfers(1)	94,050,386	50,360	(68,169)	122,921	(29,888)
Transfers for policy loans	—	—	8,061	—	(1,516)
Adjustments to net assets allocated to contracts in payment period	—	—	1,159	—	—
Contract charges	(5,142,640)	(13)	(2,211)	(35)	(3,591)
Contract terminations:
Surrender benefits	(5,190,710)	(86)	(446,077)	(618)	(333,031)
Death benefits	(1,063,985)	—	(34,768)	(2,456)	(12,995)
Increase (decrease) from contract transactions	209,012,196	85,086	(481,157)	366,262	(285,143)
Net assets at beginning of year	409,271,502	56,421	4,235,070	149,875	4,442,238
Net assets at end of year	$638,387,620	$148,090	$3,987,067	$547,073	$4,638,187

Accumulation unit activity
Units outstanding at beginning of year	361,214,861	36,982	2,730,496	82,351	2,411,791
Contract purchase payments	110,915,314	23,260	38,364	127,427	52,174
Net transfers(1)	86,434,526	32,539	(37,729)	63,652	(28,206)
Transfers for policy loans	—	—	5,565	—	(828)
Contract charges	(4,458,697)	(8)	(1,410)	(19)	(1,831)
Contract terminations:
Surrender benefits	(4,573,212)	(45)	(274,409)	(417)	(164,894)
Death benefits	(944,499)	—	(25,074)	(1,273)	(6,829)
Units outstanding at end of year	548,588,293	92,728	2,435,803	271,721	2,261,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	239

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$843	$40,975	$(2,091)	$(12,116)	$(1,444)
Net realized gain (loss) on sales of investments	6,565	169,001	20,635	141,139	2,812
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(22,767)	(813,628)	417	5,246	8,085
Net increase (decrease) in net assets resulting from operations	(15,359)	(603,652)	18,961	134,269	9,453

Contract transactions
Contract purchase payments	35,763	88,325	135,197	16,524	82,473
Net transfers(1)	(36,139)	(223,606)	(61,995)	(13,084)	22,939
Transfers for policy loans	—	15,465	—	(2,844)	—
Adjustments to net assets allocated to contracts in payment period	—	(6,693)	—	—	—
Contract charges	(32)	(2,986)	(13)	(618)	(21)
Contract terminations:
Surrender benefits	(7,021)	(609,325)	(625)	(185,223)	(636)
Death benefits	—	(63,160)	—	(40,552)	—
Increase (decrease) from contract transactions	(7,429)	(801,980)	72,564	(225,797)	104,755
Net assets at beginning of year	158,309	6,657,638	176,545	1,400,595	88,636
Net assets at end of year	$135,521	$5,252,006	$268,070	$1,309,067	$202,844

Accumulation unit activity
Units outstanding at beginning of year	107,769	4,431,047	94,770	825,399	45,081
Contract purchase payments	25,639	60,860	70,212	9,371	42,898
Net transfers(1)	(26,113)	(183,934)	(32,403)	(8,914)	11,763
Transfers for policy loans	—	11,013	—	(1,642)	—
Contract charges	(23)	(2,126)	(7)	(353)	(11)
Contract terminations:
Surrender benefits	(5,165)	(424,425)	(453)	(100,847)	(422)
Death benefits	—	(44,099)	—	(22,649)	—
Units outstanding at end of year	102,107	3,848,336	132,119	700,365	99,309

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

240	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(24,481)	$8,045	$(3,238)	$1,570	$67,760
Net realized gain (loss) on sales of investments	217,684	2,937	15,579	432	32,024
Distributions from capital gains	—	4,433	—	—	—
Net change in unrealized appreciation or depreciation of investments	(66,829)	(2,845)	(3,054)	9,554	265,493
Net increase (decrease) in net assets resulting from operations	126,374	12,570	9,287	11,556	365,277

Contract transactions
Contract purchase payments	27,254	46,470	96,935	3,060	79,707
Net transfers(1)	(39,387)	(89,100)	(2,877)	(33,162)	(1,180,954)
Transfers for policy loans	(4,498)	—	—	—	(1,890)
Adjustments to net assets allocated to contracts in payment period	(1,132)	—	—	—	(6,513)
Contract charges	(1,819)	(84)	(47)	(31)	(5,658)
Contract terminations:
Surrender benefits	(286,944)	(731)	(382)	(38,637)	(796,410)
Death benefits	(128,088)	(3,674)	(1,193)	—	(72,810)
Increase (decrease) from contract transactions	(434,614)	(47,119)	92,436	(68,770)	(1,984,528)
Net assets at beginning of year	2,991,183	491,660	255,586	294,258	8,398,375
Net assets at end of year	$2,682,943	$457,111	$357,309	$237,044	$6,779,124

Accumulation unit activity
Units outstanding at beginning of year	1,353,300	472,102	133,419	299,120	6,906,574
Contract purchase payments	12,324	43,311	53,339	3,009	65,643
Net transfers(1)	(19,343)	(82,005)	(945)	(33,336)	(957,271)
Transfers for policy loans	(1,535)	—	—	—	(1,406)
Contract charges	(815)	(79)	(25)	(31)	(4,664)
Contract terminations:
Surrender benefits	(126,828)	(595)	(187)	(38,453)	(625,530)
Death benefits	(47,329)	(3,457)	(663)	—	(61,434)
Units outstanding at end of year	1,169,774	429,277	184,938	230,309	5,321,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	241

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(16,217)	$3,730	$4,120	$266,025	$(56,685)
Net realized gain (loss) on sales of investments	(117,313)	3,270	7,231	22,378	1,392,157
Distributions from capital gains	—	4,212	—	—	587,329
Net change in unrealized appreciation or depreciation of investments	(173,509)	2,201	(24,617)	(324,931)	971,880
Net increase (decrease) in net assets resulting from operations	(307,039)	13,413	(13,266)	(36,528)	2,894,681

Contract transactions
Contract purchase payments	43,234	239,295	9,230	229,498	1,256,836
Net transfers(1)	(78,496)	108,958	(48,022)	(546,604)	97,413
Transfers for policy loans	1,071	(293)	111	3,700	(9,296)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(635)	(9,807)
Contract charges	(1,138)	(381)	(157)	(10,998)	(17,508)
Contract terminations:
Surrender benefits	(155,581)	(32,199)	(18,363)	(1,074,977)	(2,937,128)
Death benefits	(2,111)	(90,642)	—	(51,994)	(178,705)
Increase (decrease) from contract transactions	(193,021)	224,738	(57,201)	(1,452,010)	(1,798,195)
Net assets at beginning of year	1,935,992	651,275	407,942	12,446,254	28,447,273
Net assets at end of year	$1,435,932	$889,426	$337,475	$10,957,716	$29,543,759

Accumulation unit activity
Units outstanding at beginning of year	2,533,769	652,553	330,814	9,715,821	17,970,843
Contract purchase payments	55,923	234,761	7,559	178,298	774,987
Net transfers(1)	(94,149)	105,735	(38,730)	(426,861)	36,710
Transfers for policy loans	1,307	(276)	90	2,841	(5,343)
Contract charges	(1,537)	(372)	(129)	(8,565)	(10,555)
Contract terminations:
Surrender benefits	(207,920)	(31,532)	(15,131)	(834,796)	(1,778,901)
Death benefits	(2,742)	(88,118)	—	(41,597)	(105,541)
Units outstanding at end of year	2,284,651	872,751	284,473	8,585,141	16,882,200

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

242	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$11,306	$59,989	$(22,519)	$(259,462)	$883
Net realized gain (loss) on sales of investments	59,694	438,877	148,167	1,207,110	17,835
Distributions from capital gains	380	2,514	73,413	710,333	121
Net change in unrealized appreciation or depreciation of investments	58,200	326,493	(42,484)	(196,682)	(61,113)
Net increase (decrease) in net assets resulting from operations	129,580	827,873	156,577	1,461,299	(42,274)

Contract transactions
Contract purchase payments	11,416	111,087	30,277	654,936	7,051
Net transfers(1)	(20,346)	(99,193)	(180,647)	(2,042,045)	(38,501)
Transfers for policy loans	(8,202)	(6,753)	(10,310)	2,365	(1,015)
Adjustments to net assets allocated to contracts in payment period	—	(5,344)	(2,221)	(2,050)	—
Contract charges	(501)	(4,517)	(1,043)	(20,593)	(143)
Contract terminations:
Surrender benefits	(110,156)	(938,608)	(332,592)	(3,002,352)	(98,148)
Death benefits	—	(11,956)	—	(202,979)	—
Increase (decrease) from contract transactions	(127,789)	(955,284)	(496,536)	(4,612,718)	(130,756)
Net assets at beginning of year	1,455,663	9,564,837	3,280,019	31,467,207	512,503
Net assets at end of year	$1,457,454	$9,437,426	$2,940,060	$28,315,788	$339,473

Accumulation unit activity
Units outstanding at beginning of year	930,589	5,189,662	1,043,815	11,593,658	357,623
Contract purchase payments	7,024	57,631	9,347	251,571	5,108
Net transfers(1)	(13,323)	(52,625)	(56,222)	(852,865)	(30,180)
Transfers for policy loans	(5,156)	(2,895)	(3,222)	702	(705)
Contract charges	(310)	(2,364)	(328)	(7,475)	(106)
Contract terminations:
Surrender benefits	(66,740)	(494,212)	(103,760)	(1,009,053)	(70,562)
Death benefits	—	(6,631)	—	(77,555)	—
Units outstanding at end of year	852,084	4,688,566	889,630	9,898,983	261,178

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	243

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$9,997	$23,059	$(33,701)	$127,818	$128,597
Net realized gain (loss) on sales of investments	128,679	41,638	(186,469)	17,248	470,021
Distributions from capital gains	1,408	21,811	—	—	62,406
Net change in unrealized appreciation or depreciation of investments	(646,553)	47,136	1,237,561	(76,080)	51,580
Net increase (decrease) in net assets resulting from operations	(506,469)	133,644	1,017,391	68,986	712,604

Contract transactions
Contract purchase payments	91,369	103,093	140,085	357,166	526,917
Net transfers(1)	175,089	(2,009,846)	(337,514)	2,095,386	(546,561)
Transfers for policy loans	(430)	(4,344)	(1,415)	—	1,215
Adjustments to net assets allocated to contracts in payment period	(269)	—	(885)	—	—
Contract charges	(2,418)	(2,047)	(5,093)	(1,612)	(6,747)
Contract terminations:
Surrender benefits	(586,439)	(359,737)	(572,954)	(380,829)	(1,151,098)
Death benefits	(77,557)	(27,181)	(85,794)	—	(33,121)
Increase (decrease) from contract transactions	(400,655)	(2,300,062)	(863,570)	2,070,111	(1,209,395)
Net assets at beginning of year	5,805,678	3,877,674	7,590,099	1,924,804	12,253,818
Net assets at end of year	$4,898,554	$1,711,256	$7,743,920	$4,063,901	$11,757,027

Accumulation unit activity
Units outstanding at beginning of year	3,466,182	3,939,000	4,820,279	1,796,101	7,064,652
Contract purchase payments	59,801	102,106	79,110	318,394	299,661
Net transfers(1)	114,567	(1,957,469)	(167,357)	1,883,061	(311,852)
Transfers for policy loans	207	(4,210)	(804)	—	578
Contract charges	(1,546)	(2,021)	(3,126)	(1,434)	(3,903)
Contract terminations:
Surrender benefits	(361,352)	(353,679)	(320,091)	(336,207)	(602,727)
Death benefits	(42,046)	(26,995)	(40,529)	—	(20,043)
Units outstanding at end of year	3,235,813	1,696,732	4,367,482	3,659,915	6,426,366

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

244	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(28,369)	$27,684	$10,971	$243	$(555)
Net realized gain (loss) on sales of investments	483,267	(1,492)	590,817	(3)	7,867
Distributions from capital gains	777,333	—	1,952,393	5	50,849
Net change in unrealized appreciation or depreciation of investments	(1,276,950)	(24,539)	(1,105,753)	(1,035)	(38,247)
Net increase (decrease) in net assets resulting from operations	(44,719)	1,653	1,448,428	(790)	19,914

Contract transactions
Contract purchase payments	448,406	211,783	141,642	25,675	5,170
Net transfers(1)	(337,174)	383,841	(617,774)	4,957	(16,377)
Transfers for policy loans	(3,699)	(4,340)	(884)	—	95
Adjustments to net assets allocated to contracts in payment period	—	—	(3,411)	—	—
Contract charges	(4,289)	(336)	(10,963)	(2)	(84)
Contract terminations:
Surrender benefits	(774,504)	(46,985)	(1,330,357)	(74)	(16,113)
Death benefits	(29,911)	—	(210,869)	—	—
Increase (decrease) from contract transactions	(701,171)	543,963	(2,032,616)	30,556	(27,309)
Net assets at beginning of year	10,690,795	440,626	12,582,595	—	369,186
Net assets at end of year	$9,944,905	$986,242	$11,998,407	$29,766	$361,791

Accumulation unit activity
Units outstanding at beginning of year	4,086,913	448,076	3,596,710	—	170,753
Contract purchase payments	174,712	213,050	39,310	24,247	2,346
Net transfers(1)	(117,239)	387,733	(172,343)	4,983	(7,737)
Transfers for policy loans	(1,564)	(4,308)	(277)	—	43
Contract charges	(1,614)	(336)	(2,963)	(2)	(39)
Contract terminations:
Surrender benefits	(272,528)	(47,307)	(358,249)	—	(7,441)
Death benefits	(8,514)	—	(61,537)	—	—
Units outstanding at end of year	3,860,166	996,908	3,040,651	29,228	157,925

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	245

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$35,459	$(2,881)	$(34,865)	$(4,333)	$13,468
Net realized gain (loss) on sales of investments	467,385	22,553	329,802	614	925,839
Distributions from capital gains	304,251	—	—	21,198	—
Net change in unrealized appreciation or depreciation of investments	165,571	1,742	(36,082)	3,653	(172,915)
Net increase (decrease) in net assets resulting from operations	972,666	21,414	258,855	21,132	766,392

Contract transactions
Contract purchase payments	73,081	6,664	35,482	291,596	101,393
Net transfers(1)	(134,974)	4,346	(669,861)	(25,159)	(1,301,309)
Transfers for policy loans	(754)	(1,753)	122	—	1,369
Adjustments to net assets allocated to contracts in payment period	(698)	—	(510)	—	—
Contract charges	(14,131)	(162)	(14,170)	(137)	(24,293)
Contract terminations:
Surrender benefits	(670,109)	(51,704)	(345,177)	(4,117)	(1,059,320)
Death benefits	(110,436)	—	(63,043)	—	(138,284)
Increase (decrease) from contract transactions	(858,021)	(42,609)	(1,057,157)	262,183	(2,420,444)
Net assets at beginning of year	6,957,850	334,075	4,424,051	374,092	10,730,517
Net assets at end of year	$7,072,495	$312,880	$3,625,749	$657,407	$9,076,465

Accumulation unit activity
Units outstanding at beginning of year	4,777,357	248,254	3,298,130	379,367	6,427,809
Contract purchase payments	47,224	4,848	25,264	289,314	59,834
Net transfers(1)	(70,497)	3,178	(494,050)	(25,578)	(754,326)
Transfers for policy loans	(579)	(1,337)	89	—	802
Contract charges	(8,527)	(119)	(10,067)	(134)	(13,716)
Contract terminations:
Surrender benefits	(442,273)	(38,462)	(251,935)	(3,584)	(608,876)
Death benefits	(77,657)	—	(45,695)	—	(81,267)
Units outstanding at end of year	4,225,048	216,362	2,521,736	639,385	5,030,260

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

246	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(37,676)	$8,415	$5,775	$(30,379)	$22,452
Net realized gain (loss) on sales of investments	635,223	48,584	45,939	213,451	161,832
Distributions from capital gains	42,320	—	—	129,595	—
Net change in unrealized appreciation or depreciation of investments	(44,210)	68,532	78,750	245,559	(214,972)
Net increase (decrease) in net assets resulting from operations	595,657	125,531	130,464	558,226	(30,688)

Contract transactions
Contract purchase payments	69,849	11,173	12,387	32,814	101,674
Net transfers(1)	(171,276)	(41,761)	77,997	64,933	268,672
Transfers for policy loans	17,740	292	111	(225)	(1,007)
Adjustments to net assets allocated to contracts in payment period	(4,506)	—	—	—	—
Contract charges	(4,837)	(632)	(1,402)	(2,704)	(5,309)
Contract terminations:
Surrender benefits	(1,143,209)	(58,214)	(80,400)	(229,903)	(405,303)
Death benefits	(67,651)	—	(44,419)	(57,171)	(40,775)
Increase (decrease) from contract transactions	(1,303,890)	(89,142)	(35,726)	(192,256)	(82,048)
Net assets at beginning of year	9,149,563	1,114,791	1,166,365	3,156,981	4,678,711
Net assets at end of year	$8,441,330	$1,151,180	$1,261,103	$3,522,951	$4,565,975

Accumulation unit activity
Units outstanding at beginning of year	3,439,797	795,358	838,648	1,708,791	2,890,444
Contract purchase payments	25,841	7,602	8,583	16,337	62,211
Net transfers(1)	(62,111)	(28,950)	52,209	30,448	169,696
Transfers for policy loans	6,497	203	76	(85)	(527)
Contract charges	(1,772)	(428)	(965)	(1,346)	(3,364)
Contract terminations:
Surrender benefits	(416,682)	(39,382)	(54,734)	(115,904)	(246,625)
Death benefits	(25,426)	—	(30,241)	(27,620)	(26,173)
Units outstanding at end of year	2,966,144	734,403	813,576	1,610,621	2,845,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	247

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(4,161)	$(14,301)	$(11,754)	$(5,231)	$(5,917)
Net realized gain (loss) on sales of investments	18,236	91,817	75,681	(29,317)	18,987
Distributions from capital gains	—	—	116,275	139,849	51,039
Net change in unrealized appreciation or depreciation of investments	19,585	27,316	(43,655)	(178,282)	13,976
Net increase (decrease) in net assets resulting from operations	33,660	104,832	136,547	(72,981)	78,085

Contract transactions
Contract purchase payments	10,066	20,417	10,060	204,020	8,752
Net transfers(1)	(15,361)	50,575	(14,639)	578,809	(10,766)
Transfers for policy loans	164	195	823	(3,104)	(845)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,189)
Contract charges	(238)	(659)	(2,748)	(441)	(272)
Contract terminations:
Surrender benefits	(38,329)	(260,163)	(88,852)	(102,489)	(20,805)
Death benefits	(421)	(23,949)	(6,436)	—	—
Increase (decrease) from contract transactions	(44,119)	(213,584)	(101,792)	676,795	(25,125)
Net assets at beginning of year	487,994	1,654,952	1,442,875	596,504	713,568
Net assets at end of year	$477,535	$1,546,200	$1,477,630	$1,200,318	$766,528

Accumulation unit activity
Units outstanding at beginning of year	367,542	1,251,447	1,199,821	494,990	683,737
Contract purchase payments	7,475	14,986	8,272	175,322	8,139
Net transfers(1)	(10,566)	38,067	(22,173)	484,457	(10,682)
Transfers for policy loans	119	158	700	(2,638)	(813)
Contract charges	(175)	(487)	(2,012)	(379)	(254)
Contract terminations:
Surrender benefits	(28,299)	(191,014)	(72,113)	(87,542)	(19,410)
Death benefits	(303)	(17,542)	(5,469)	—	—
Units outstanding at end of year	335,793	1,095,615	1,107,026	1,064,210	660,717

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

248	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$7,137	$2,475	$(6,588)	$(33,241)	$58,538
Net realized gain (loss) on sales of investments	264	204	56,614	370,307	13,562
Distributions from capital gains	—	1,639	51,126	360,711	274,470
Net change in unrealized appreciation or depreciation of investments	1,620	(3,570)	(36,042)	(168,223)	(686,577)
Net increase (decrease) in net assets resulting from operations	9,021	748	65,110	529,554	(340,007)

Contract transactions
Contract purchase payments	107,200	27,810	9,869	71,002	34,209
Net transfers(1)	118,784	69,647	(2,302)	(431,579)	(64,804)
Transfers for policy loans	(2,718)	—	293	(709)	(2,246)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(66)	(41)	(315)	(9,444)	(1,096)
Contract terminations:
Surrender benefits	(589)	(366)	(111,392)	(507,531)	(457,429)
Death benefits	—	—	—	(97,494)	—
Increase (decrease) from contract transactions	222,611	97,050	(103,847)	(975,755)	(491,366)
Net assets at beginning of year	181,407	19,092	846,144	5,225,439	3,025,740
Net assets at end of year	$413,039	$116,890	$807,407	$4,779,238	$2,194,367

Accumulation unit activity
Units outstanding at beginning of year	183,137	14,681	1,017,508	3,836,239	1,826,796
Contract purchase payments	106,538	23,742	11,581	51,447	20,282
Net transfers(1)	117,321	57,890	2,345	(309,389)	(47,041)
Transfers for policy loans	(2,670)	—	319	(492)	(1,492)
Contract charges	(65)	(34)	(377)	(6,745)	(674)
Contract terminations:
Surrender benefits	(505)	—	(135,016)	(362,003)	(284,523)
Death benefits	—	—	—	(69,904)	—
Units outstanding at end of year	403,756	96,279	896,360	3,139,153	1,513,348

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	249

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(49)	$(21,502)	$93,151	$(4,518)	$(20,556)
Net realized gain (loss) on sales of investments	454	167,349	415,326	106,706	63,415
Distributions from capital gains	14,662	520,982	349,465	—	300,119
Net change in unrealized appreciation or depreciation of investments	(12,455)	(912,902)	172,260	256,401	(332,029)
Net increase (decrease) in net assets resulting from operations	2,612	(246,073)	1,030,202	358,589	10,949

Contract transactions
Contract purchase payments	9,467	30,060	333,308	59,449	53,217
Net transfers(1)	265,702	(356,972)	(114,436)	(139,555)	(122,964)
Transfers for policy loans	—	(603)	(1,401)	(4,096)	(3,377)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,258)	—	—
Contract charges	(44)	(1,190)	(5,936)	(3,020)	(1,466)
Contract terminations:
Surrender benefits	(9,371)	(304,884)	(944,568)	(263,967)	(130,653)
Death benefits	—	(5,589)	(9,409)	(10,037)	(3,340)
Increase (decrease) from contract transactions	265,754	(639,178)	(744,700)	(361,226)	(208,583)
Net assets at beginning of year	38,959	3,124,585	9,308,939	2,887,694	2,321,079
Net assets at end of year	$307,325	$2,239,334	$9,594,441	$2,885,057	$2,123,445

Accumulation unit activity
Units outstanding at beginning of year	33,091	1,671,939	3,640,383	2,352,785	1,246,276
Contract purchase payments	8,371	17,038	153,053	46,276	28,679
Net transfers(1)	234,414	(206,228)	(25,121)	(105,126)	(74,931)
Transfers for policy loans	—	(283)	(587)	(3,047)	(1,759)
Contract charges	(39)	(667)	(2,245)	(2,294)	(790)
Contract terminations:
Surrender benefits	(7,829)	(174,991)	(335,956)	(197,068)	(72,586)
Death benefits	—	(3,325)	(3,887)	(7,867)	(1,989)
Units outstanding at end of year	268,008	1,303,483	3,425,640	2,083,659	1,122,900

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

250	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$(18)	$(7,847)	$(6,416)	$6,194	$(4,512)
Net realized gain (loss) on sales of investments	1	35,944	63,560	42,042	328,729
Distributions from capital gains	—	—	—	49,771	302,041
Net change in unrealized appreciation or depreciation of investments	104	(82,744)	(765)	18,336	(548,267)
Net increase (decrease) in net assets resulting from operations	87	(54,647)	56,379	116,343	77,991

Contract transactions
Contract purchase payments	17,322	24,891	14,560	2,038	387,056
Net transfers(1)	1,413	(62,764)	(163,739)	88,724	(325,024)
Transfers for policy loans	—	(18)	1,369	111	(6,796)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2)	(2,289)	(279)	(236)	(1,983)
Contract terminations:
Surrender benefits	(74)	(134,953)	(88,824)	(100,569)	(788,600)
Death benefits	—	(7,787)	—	(12,337)	(29,479)
Increase (decrease) from contract transactions	18,659	(182,920)	(236,913)	(22,269)	(764,826)
Net assets at beginning of year	—	1,454,183	845,469	1,211,840	6,913,416
Net assets at end of year	$18,746	$1,216,616	$664,935	$1,305,914	$6,226,581

Accumulation unit activity
Units outstanding at beginning of year	—	1,279,314	499,591	926,395	3,914,226
Contract purchase payments	16,027	21,379	8,903	1,529	226,245
Net transfers(1)	1,434	(56,524)	(96,109)	63,524	(169,107)
Transfers for policy loans	—	6	781	81	(4,014)
Contract charges	(2)	(2,026)	(162)	(173)	(1,123)
Contract terminations:
Surrender benefits	—	(118,442)	(51,853)	(72,389)	(434,928)
Death benefits	—	(6,336)	—	(9,171)	(15,766)
Units outstanding at end of year	17,459	1,117,371	361,151	909,796	3,515,533

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	251

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$925,587	$(7,843)	$539,490	$1,533	$6,473
Net realized gain (loss) on sales of investments	336,475	137,402	(11,308)	(1,997)	(105)
Distributions from capital gains	—	388,867	—	—	—
Net change in unrealized appreciation or depreciation of investments	(660,682)	(235,198)	(499,561)	3,947	7,119
Net increase (decrease) in net assets resulting from operations	601,380	283,228	28,621	3,483	13,487

Contract transactions
Contract purchase payments	506,229	255,602	230,807	6,767	70,760
Net transfers(1)	(6,499,306)	32,485	(3,457,863)	(1,032)	113,882
Transfers for policy loans	(3,268)	297	(6,716)	—	—
Adjustments to net assets allocated to contracts in payment period	(6,821)	—	—	—	—
Contract charges	(31,114)	(1,121)	(13,102)	(21)	(282)
Contract terminations:
Surrender benefits	(3,602,493)	(166,654)	(1,358,884)	(9,918)	(51,594)
Death benefits	(364,442)	(3,473)	(171,869)	—	—
Increase (decrease) from contract transactions	(10,001,215)	117,136	(4,777,627)	(4,204)	132,766
Net assets at beginning of year	34,245,808	2,627,358	16,646,132	106,382	289,985
Net assets at end of year	$24,845,973	$3,027,722	$11,897,126	$105,661	$436,238

Accumulation unit activity
Units outstanding at beginning of year	23,225,515	1,362,976	11,695,630	111,858	261,546
Contract purchase payments	344,744	127,132	158,033	6,957	72,449
Net transfers(1)	(4,320,143)	15,884	(2,416,539)	(975)	116,523
Transfers for policy loans	(2,165)	80	(4,475)	—	—
Contract charges	(20,637)	(565)	(8,934)	(23)	(287)
Contract terminations:
Surrender benefits	(2,381,386)	(84,587)	(926,479)	(10,302)	(49,963)
Death benefits	(244,815)	(1,671)	(116,707)	—	—
Units outstanding at end of year	16,601,113	1,419,249	8,380,529	107,515	400,268

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

252	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$140,199	$1,172	$(44,977)	$(4,374)	$(6,101)
Net realized gain (loss) on sales of investments	73,696	26,377	253,397	58,613	47,570
Distributions from capital gains	—	—	—	—	46,503
Net change in unrealized appreciation or depreciation of investments	186,882	(108,277)	503,292	44,993	(122,279)
Net increase (decrease) in net assets resulting from operations	400,777	(80,728)	711,712	99,232	(34,307)

Contract transactions
Contract purchase payments	17,604	8,821	58,781	8,713	4,361
Net transfers(1)	(12,314)	61,719	(107,579)	31,514	(71,878)
Transfers for policy loans	632	1,316	20,364	509	(3,153)
Adjustments to net assets allocated to contracts in payment period	—	(353)	(1,527)	—	—
Contract charges	(1,057)	(754)	(4,938)	(715)	(236)
Contract terminations:
Surrender benefits	(143,012)	(156,416)	(717,964)	(59,392)	(119,256)
Death benefits	(897)	—	(48,767)	(42,482)	(19,961)
Increase (decrease) from contract transactions	(139,044)	(85,667)	(801,630)	(61,853)	(210,123)
Net assets at beginning of year	1,594,502	1,148,462	6,129,587	803,326	815,734
Net assets at end of year	$1,856,235	$982,067	$6,039,669	$840,705	$571,304

Accumulation unit activity
Units outstanding at beginning of year	816,522	675,953	3,119,222	481,416	257,622
Contract purchase payments	7,643	5,232	28,957	4,982	1,404
Net transfers(1)	(8,919)	37,848	(51,399)	19,053	(24,328)
Transfers for policy loans	297	794	9,880	295	(1,100)
Contract charges	(478)	(455)	(2,410)	(408)	(78)
Contract terminations:
Surrender benefits	(61,709)	(92,046)	(345,557)	(34,131)	(38,455)
Death benefits	(447)	—	(23,723)	(23,592)	(6,454)
Units outstanding at end of year	752,909	627,326	2,734,970	447,615	188,611

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	253

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$24,946	$(912)	$(506,730)	$(729,666)	$296
Net realized gain (loss) on sales of investments	(2,774)	1,618	2,302,282	9,484,504	224
Distributions from capital gains	—	—	—	—	216
Net change in unrealized appreciation or depreciation of investments	23,435	(17,079)	535,392	(5,256,775)	11,962
Net increase (decrease) in net assets resulting from operations	45,607	(16,373)	2,330,944	3,498,063	12,698

Contract transactions
Contract purchase payments	9,196	32,104	3,449,550	1,372,789	125,735
Net transfers(1)	(34,810)	49,553	(4,687,751)	(19,253,526)	66,243
Transfers for policy loans	231	(1,670)	(67,570)	21,480	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(449)	(78)	(343,948)	(401,202)	(16)
Contract terminations:
Surrender benefits	(157,289)	(3,653)	(1,403,651)	(5,170,404)	(281)
Death benefits	(10,335)	—	(297,008)	(518,175)	(7,383)
Increase (decrease) from contract transactions	(193,456)	76,256	(3,350,378)	(23,949,038)	184,298
Net assets at beginning of year	1,321,668	67,813	54,067,589	89,784,703	229,276
Net assets at end of year	$1,173,819	$127,696	$53,048,155	$69,333,728	$426,272

Accumulation unit activity
Units outstanding at beginning of year	548,545	86,951	37,290,930	61,784,757	214,973
Contract purchase payments	3,679	36,250	2,342,452	931,088	115,249
Net transfers(1)	(13,949)	59,839	(3,208,376)	(12,983,233)	61,250
Transfers for policy loans	95	(1,774)	(44,798)	14,363	—
Contract charges	(182)	(79)	(232,499)	(272,140)	(14)
Contract terminations:
Surrender benefits	(63,105)	(3,035)	(944,425)	(3,474,358)	(111)
Death benefits	(4,040)	—	(208,507)	(358,634)	(6,872)
Units outstanding at end of year	471,043	178,152	34,994,777	45,641,843	384,475

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

254	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$1,055	$(3,970)	$(96,097)	$8,267	$(440,600)
Net realized gain (loss) on sales of investments	(1,392)	(4,498)	(102,458)	15,302	1,288,046
Distributions from capital gains	15,499	—	—	51,597	—
Net change in unrealized appreciation or depreciation of investments	15,571	36,822	987,720	(113,773)	478,288
Net increase (decrease) in net assets resulting from operations	30,733	28,354	789,165	(38,607)	1,325,734

Contract transactions
Contract purchase payments	44,613	71,008	87,679	88,241	1,570,258
Net transfers(1)	85,673	(26,506)	(1,404,831)	55,427	(8,977,480)
Transfers for policy loans	392	—	(332)	—	31,133
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(67)	(68)	(25,950)	(37)	(294,523)
Contract terminations:
Surrender benefits	(12,550)	(44,228)	(950,750)	(13,068)	(1,471,963)
Death benefits	—	(9,758)	(107,203)	(239,133)	(590,300)
Increase (decrease) from contract transactions	118,061	(9,552)	(2,401,387)	(108,570)	(9,732,875)
Net assets at beginning of year	173,111	401,684	11,436,722	753,427	47,607,926
Net assets at end of year	$321,905	$420,486	$9,824,500	$606,250	$39,200,785

Accumulation unit activity
Units outstanding at beginning of year	166,804	370,697	8,944,916	503,891	41,211,670
Contract purchase payments	45,314	63,482	66,355	59,796	1,348,412
Net transfers(1)	85,934	(24,161)	(1,060,202)	38,682	(7,695,819)
Transfers for policy loans	412	—	(248)	—	26,255
Contract charges	(68)	(60)	(19,225)	(26)	(250,139)
Contract terminations:
Surrender benefits	(12,476)	(39,116)	(708,534)	(9,158)	(1,244,175)
Death benefits	—	(8,794)	(82,326)	(166,342)	(509,214)
Units outstanding at end of year	285,920	362,048	7,140,736	426,843	32,886,990

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	255

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2
Operations
Investment income (loss) — net	$(654,397)	$3,492	$23,799	$(2,051)	$2,467
Net realized gain (loss) on sales of investments	3,831,354	473	(3,539)	2,114	7,597
Distributions from capital gains	—	12,179	7,277	—	33,023
Net change in unrealized appreciation or depreciation of investments	(900,695)	(53,268)	(32,606)	12,159	(52,791)
Net increase (decrease) in net assets resulting from operations	2,276,262	(37,124)	(5,069)	12,222	(9,704)

Contract transactions
Contract purchase payments	307,170	49,442	105,719	5,579	134,545
Net transfers(1)	(15,271,079)	89,918	(32,227)	13,884	237,114
Transfers for policy loans	(7,701)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(389,543)	(35)	(69)	(34)	(26)
Contract terminations:
Surrender benefits	(6,181,917)	(56)	(35,715)	(916)	(9,021)
Death benefits	(1,506,431)	(3,622)	(7,390)	(4,894)	(4,843)
Increase (decrease) from contract transactions	(23,049,501)	135,647	30,318	13,619	357,769
Net assets at beginning of year	81,081,402	263,170	881,809	193,551	293,553
Net assets at end of year	$60,308,163	$361,693	$907,058	$219,392	$641,618

Accumulation unit activity
Units outstanding at beginning of year	69,977,123	204,226	761,855	112,619	203,777
Contract purchase payments	260,569	38,369	91,975	3,128	93,325
Net transfers(1)	(12,967,929)	67,777	(28,143)	8,020	164,307
Transfers for policy loans	(6,373)	—	—	—	—
Contract charges	(329,886)	(28)	(60)	(20)	(18)
Contract terminations:
Surrender benefits	(5,249,854)	(47)	(28,967)	(520)	(6,091)
Death benefits	(1,282,627)	(2,899)	(6,542)	(2,798)	(3,391)
Units outstanding at end of year	50,401,023	307,398	790,118	120,429	451,909

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

256	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1	VP MFS Val, Cl 2
Operations
Investment income (loss) — net	$1,776	$(3,274)	$(1,226)	$(77,977)	$(5,236)
Net realized gain (loss) on sales of investments	455	22,760	1,693	765,212	4,897
Distributions from capital gains	225	—	—	1,637,290	—
Net change in unrealized appreciation or depreciation of investments	5,732	1,717	12,060	(1,430,220)	45,280
Net increase (decrease) in net assets resulting from operations	8,188	21,203	12,527	894,305	44,941

Contract transactions
Contract purchase payments	25,824	114,422	22,338	211,331	427,652
Net transfers(1)	110,463	(57,725)	5,759	(369,895)	281,416
Transfers for policy loans	—	—	—	(6,354)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(39)	(19)	(18)	(13,404)	(43)
Contract terminations:
Surrender benefits	(5,832)	(3,801)	—	(1,235,696)	(15,697)
Death benefits	(7,362)	(2,463)	(4,943)	(45,514)	(4,955)
Increase (decrease) from contract transactions	123,054	50,414	23,136	(1,459,532)	688,373
Net assets at beginning of year	147,380	289,673	97,569	11,438,786	330,670
Net assets at end of year	$278,622	$361,290	$133,232	$10,873,559	$1,063,984

Accumulation unit activity
Units outstanding at beginning of year	138,442	167,725	57,263	7,076,811	190,673
Contract purchase payments	23,747	65,027	12,617	126,566	228,091
Net transfers(1)	102,970	(34,619)	3,181	(215,160)	153,182
Transfers for policy loans	—	—	—	(3,775)	—
Contract charges	(36)	(11)	(11)	(7,917)	(26)
Contract terminations:
Surrender benefits	(5,285)	(2,199)	—	(745,661)	(8,321)
Death benefits	(6,907)	(1,410)	(2,783)	(26,921)	(2,773)
Units outstanding at end of year	252,931	194,513	70,267	6,203,943	560,826

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	257

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,440,119)	$(7,595,400)	$(2,081,467)	$(3,033,532)	$(1,130,866)
Net realized gain (loss) on sales of investments	8,871,520	28,651,935	6,605,918	36,523,435	3,670,002
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,493,357	11,037,074	4,161,867	(20,273,173)	1,436,177
Net increase (decrease) in net assets resulting from operations	16,924,758	32,093,609	8,686,318	13,216,730	3,975,313

Contract transactions
Contract purchase payments	14,115,971	3,328,803	10,560,775	3,101,633	3,519,042
Net transfers(1)	16,147,498	7,708,749	(11,477,471)	(91,835,879)	(10,601,937)
Transfers for policy loans	(52,580)	87,428	(22,265)	24,141	7,398
Adjustments to net assets allocated to contracts in payment period	(60,057)	—	(7,927)	—	—
Contract charges	(3,385,410)	(4,816,670)	(1,742,548)	(1,595,688)	(699,772)
Contract terminations:
Surrender benefits	(16,434,010)	(49,492,347)	(6,077,308)	(21,222,284)	(4,839,490)
Death benefits	(3,096,146)	(6,845,849)	(631,755)	(1,739,757)	(1,814,715)
Increase (decrease) from contract transactions	7,235,266	(50,029,886)	(9,398,499)	(113,267,834)	(14,429,474)
Net assets at beginning of year	416,741,770	807,837,755	216,294,492	386,166,802	114,337,916
Net assets at end of year	$440,901,794	$789,901,478	$215,582,311	$286,115,698	$103,883,755

Accumulation unit activity
Units outstanding at beginning of year	317,346,277	612,889,724	155,923,229	277,714,649	93,173,607
Contract purchase payments	10,633,322	2,471,092	7,502,529	2,194,507	2,853,252
Net transfers(1)	12,075,712	5,824,508	(8,158,937)	(65,208,147)	(8,455,624)
Transfers for policy loans	(39,181)	65,685	(15,895)	15,840	5,905
Contract charges	(2,525,144)	(3,580,109)	(1,233,580)	(1,126,934)	(557,142)
Contract terminations:
Surrender benefits	(12,253,226)	(36,723,749)	(4,271,750)	(14,972,577)	(3,847,912)
Death benefits	(2,305,287)	(5,116,899)	(444,306)	(1,221,994)	(1,504,388)
Units outstanding at end of year	322,932,473	575,830,252	149,301,290	197,395,344	81,667,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

258	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP NFJ Divd Val, Cl 2
Operations
Investment income (loss) — net	$(1,686,584)	$3,498	$11	$36	$(5,188)
Net realized gain (loss) on sales of investments	9,075,759	762	—	—	2,556
Distributions from capital gains	—	65,751	—	—	—
Net change in unrealized appreciation or depreciation of investments	(860,757)	(14,620)	(78)	(105)	38,420
Net increase (decrease) in net assets resulting from operations	6,528,418	55,391	(67)	(69)	35,788

Contract transactions
Contract purchase payments	828,304	206,734	6,650	8,523	77,211
Net transfers(1)	(17,790,309)	18,664	—	2,800	158,106
Transfers for policy loans	(12,350)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	(85,230)	—	—	—	—
Contract charges	(945,197)	(83)	—	—	(6)
Contract terminations:
Surrender benefits	(13,154,534)	(2,008)	(75)	(75)	(475)
Death benefits	(2,621,934)	(1,170)	—	—	(4,956)
Increase (decrease) from contract transactions	(33,781,250)	222,137	6,575	11,248	229,880
Net assets at beginning of year	192,967,191	363,114	—	—	375,593
Net assets at end of year	$165,714,359	$640,642	$6,508	$11,179	$641,261

Accumulation unit activity
Units outstanding at beginning of year	156,063,323	259,096	—	—	219,594
Contract purchase payments	662,805	137,783	4,999	6,890	44,265
Net transfers(1)	(14,288,897)	12,381	—	2,811	84,603
Transfers for policy loans	(10,187)	—	—	—	—
Contract charges	(749,603)	(56)	—	—	(3)
Contract terminations:
Surrender benefits	(10,431,556)	(1,389)	—	—	(263)
Death benefits	(2,093,656)	(798)	—	—	(2,747)
Units outstanding at end of year	129,152,229	407,017	4,999	9,701	345,449

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	259

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(779)	$(2,183)	$(2,388)	$(72,887)	$1,039
Net realized gain (loss) on sales of investments	10,406	14,845	27,459	863,638	(238)
Distributions from capital gains	—	—	—	—	20,317
Net change in unrealized appreciation or depreciation of investments	(2,992)	(16,804)	(25,229)	(719,763)	(42,853)
Net increase (decrease) in net assets resulting from operations	6,635	(4,142)	(158)	70,988	(21,735)

Contract transactions
Contract purchase payments	7,857	8,283	15,716	109,920	55,058
Net transfers(1)	(13,386)	56,220	38,003	(553,227)	145,019
Transfers for policy loans	—	—	—	(791)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(28)	(16)	(8)	(15,617)	(67)
Contract terminations:
Surrender benefits	(8,707)	(1,442)	(13,249)	(1,081,899)	(3,051)
Death benefits	(3,699)	(69,121)	(73,183)	(132,414)	(2,417)
Increase (decrease) from contract transactions	(17,963)	(6,076)	(32,721)	(1,674,028)	194,542
Net assets at beginning of year	85,488	174,820	213,990	9,256,432	96,549
Net assets at end of year	$74,160	$164,602	$181,111	$7,653,392	$269,356

Accumulation unit activity
Units outstanding at beginning of year	47,470	92,219	122,867	3,557,366	66,039
Contract purchase payments	4,589	4,540	9,167	50,097	38,601
Net transfers(1)	(6,873)	30,103	22,011	(218,821)	100,730
Transfers for policy loans	—	—	—	(452)	—
Contract charges	(15)	(9)	(5)	(6,290)	(47)
Contract terminations:
Surrender benefits	(4,958)	(770)	(7,747)	(433,321)	(2,017)
Death benefits	(1,985)	(38,103)	(43,721)	(55,760)	(1,756)
Units outstanding at end of year	38,228	87,980	102,572	2,892,819	201,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

260	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$691	$(2,468)	$(30,081)	$(818)	$(3,893)
Net realized gain (loss) on sales of investments	236	3,031	355,815	(119)	51,431
Distributions from capital gains	20	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,875)	21,647	11,373	5,814	(13,882)
Net increase (decrease) in net assets resulting from operations	(928)	22,210	337,107	4,877	33,656

Contract transactions
Contract purchase payments	45,240	1,289	59,571	10,000	15,860
Net transfers(1)	13,572	26,597	(400,002)	12,941	(8,463)
Transfers for policy loans	—	—	(2,866)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2)	(32)	(9,653)	(21)	(34)
Contract terminations:
Surrender benefits	(10,271)	(822)	(399,225)	(205)	(1,787)
Death benefits	—	(3,720)	(47,448)	(3,681)	(102,309)
Increase (decrease) from contract transactions	48,539	23,312	(799,623)	19,034	(96,733)
Net assets at beginning of year	35,050	193,556	3,668,801	125,164	366,244
Net assets at end of year	$82,661	$239,078	$3,206,285	$149,075	$303,167

Accumulation unit activity
Units outstanding at beginning of year	31,746	127,220	2,772,987	121,816	208,727
Contract purchase payments	43,412	793	44,194	9,500	9,300
Net transfers(1)	13,065	17,140	(294,790)	12,478	(4,589)
Transfers for policy loans	—	—	(2,156)	—	—
Contract charges	(2)	(20)	(7,030)	(20)	(19)
Contract terminations:
Surrender benefits	(9,729)	(489)	(289,780)	(123)	(1,080)
Death benefits	—	(2,326)	(35,084)	(3,604)	(55,478)
Units outstanding at end of year	78,492	142,318	2,188,341	140,047	156,861

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	261

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(6,759)	$(3,890)	$86,251	$(197,038)	$15,998
Net realized gain (loss) on sales of investments	68,722	(480)	376,522	930,746	119,975
Distributions from capital gains	—	—	1,793,584	2,766,784	—
Net change in unrealized appreciation or depreciation of investments	12,107	1,527	(3,063,395)	(2,731,358)	231,660
Net increase (decrease) in net assets resulting from operations	74,070	(2,843)	(807,038)	769,134	367,633

Contract transactions
Contract purchase payments	8,650	43,881	273,839	303,353	40,899
Net transfers(1)	69,629	773,285	(780,250)	(911,395)	(56,082)
Transfers for policy loans	(5,862)	260	(2,510)	5,668	(29,093)
Adjustments to net assets allocated to contracts in payment period	(10)	—	(1,090)	(3,830)	—
Contract charges	(499)	(586)	(15,674)	(16,443)	(1,527)
Contract terminations:
Surrender benefits	(68,204)	(12,103)	(1,437,747)	(2,682,625)	(300,739)
Death benefits	(24,217)	—	(114,447)	(230,639)	(8,521)
Increase (decrease) from contract transactions	(20,513)	804,737	(2,077,879)	(3,535,911)	(355,063)
Net assets at beginning of year	686,658	256,053	17,197,837	23,957,550	2,356,545
Net assets at end of year	$740,215	$1,057,947	$14,312,920	$21,190,773	$2,369,115

Accumulation unit activity
Units outstanding at beginning of year	379,414	254,547	7,611,480	9,198,840	1,346,797
Contract purchase payments	4,545	43,216	122,616	117,818	21,648
Net transfers(1)	35,333	766,680	(341,545)	(347,136)	(29,482)
Transfers for policy loans	(3,086)	258	(1,426)	1,944	(15,247)
Contract charges	(265)	(582)	(6,915)	(6,375)	(807)
Contract terminations:
Surrender benefits	(36,194)	(12,021)	(638,207)	(982,635)	(161,074)
Death benefits	(12,555)	—	(45,980)	(92,008)	(4,839)
Units outstanding at end of year	367,192	1,052,098	6,700,023	7,890,448	1,156,996

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

262	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$47,883	$(35,435)	$(36,285)	$17,985
Net realized gain (loss) on sales of investments	44,590	324,140	243,251	(256)
Distributions from capital gains	62,241	—	357,060	—
Net change in unrealized appreciation or depreciation of investments	(327,477)	87,882	(716,793)	(35,046)
Net increase (decrease) in net assets resulting from operations	(172,763)	376,587	(152,767)	(17,317)

Contract transactions
Contract purchase payments	50,628	60,046	241,835	29,961
Net transfers(1)	(14,128)	(424,403)	(364,180)	216,635
Transfers for policy loans	(1,290)	2,189	(25)	—
Adjustments to net assets allocated to contracts in payment period	(1,176)	(5,343)	—	—
Contract charges	(4,313)	(1,673)	(1,869)	(20)
Contract terminations:
Surrender benefits	(256,042)	(308,263)	(397,537)	(1,815)
Death benefits	(27,327)	(55,830)	(62,318)	—
Increase (decrease) from contract transactions	(253,648)	(733,277)	(584,094)	244,761
Net assets at beginning of year	2,938,435	4,348,458	4,545,206	53,161
Net assets at end of year	$2,512,024	$3,991,768	$3,808,345	$280,605

Accumulation unit activity
Units outstanding at beginning of year	2,150,400	2,086,816	1,987,748	50,929
Contract purchase payments	38,469	29,463	116,987	28,809
Net transfers(1)	(11,236)	(199,960)	(179,409)	204,197
Transfers for policy loans	(882)	964	18	—
Contract charges	(3,516)	(784)	(884)	(19)
Contract terminations:
Surrender benefits	(199,554)	(143,411)	(181,231)	(1,449)
Death benefits	(22,895)	(22,351)	(28,034)	—
Units outstanding at end of year	1,950,786	1,750,737	1,715,195	282,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	263

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)*(2)

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*(2),(3)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*(2),(3)

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)(1),(2)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)(1),(2)

RiverSource® Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage)(1),(2)

RiverSource® Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select)(1),(2)

RiverSource® Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access)(1),(2)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or afer April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or afer April 29, 2013)

RiverSource® Flexible Portfolio Annuity (FPA)*

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.
(1)	Columbia Variable Portfolio – Income Opportunities Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(2)	Columbia Variable Portfolio – Select International Equity Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(3)	Invesco V.I. Mid Cap Growth Fund, Series II Shares were exchanged for corresponding Series I Shares of the same fund on April 29, 2016.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I

264	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2) (previously Columbia Variable Portfolio – Cash Management Fund (Class 2))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio – Core Bond Fund (Class 2))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2)(1)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2))
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2)(1)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	265

Division	Fund
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)

266	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP MS Adv, Cl 2	Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio – Holland Large Cap Growth Fund (Class 2))
VP Oppen Intl Gro, Cl 2	Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio – Invesco International Growth Fund (Class 2))
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP Loomis Sayles Gro II, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)(3) (previously Columbia Variable Portfolio – Marsico Growth Fund (Class 1))
VP MFS Val, Cl 2	Variable Portfolio – MFS® Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (effective June 1, 2016, renamed Variable Portfolio – CenterSquare Real Estate Fund (Class 2))
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Pyrford International Equity Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 2	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (previuosly Variable Portfolio – Sit Dividend Growth Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Sycamore Estb Val, Cl 2	Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio – Victory Established Value Fund (Class 2))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2)
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2 (previoulsy Wells Fargo Advantage VT Opportunity Fund – Class 2)
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	267

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2015.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

268	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
FPA	1.25%

4. CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5. SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	269

6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$300,980
AB VPS Global Thematic Gro, Cl B	71,037
AB VPS Gro & Inc, Cl B	285,126
AB VPS Intl Val, Cl B	521,285
AB VPS Lg Cap Gro, Cl B	575,287
ALPS Alerian Engy Infr, Class III	696,877
AC VP Intl, Cl I	28,335
AC VP Intl, Cl II	98,171
AC VP Mid Cap Val, Cl II	817,302
AC VP Ultra, Cl II	670,088
AC VP Val, Cl I	55,695
AC VP Val, Cl II	1,916,648
BlackRock Global Alloc, Cl III	3,302,362
Calvert VP SRI Bal, Cl I	70,910
CB Var Sm Cap Gro, Cl I	181,660
Col VP Bal, Cl 3	3,442,247
Col VP Govt Money Mkt, Cl 2	4,058,255
Col VP Govt Money Mkt, Cl 3	9,436,463
Col VP Commodity Strategy, Cl 2	81,428
Col VP Contrarian Core, Cl 2	572,891
Col VP Long Govt/Cr Bond, Cl 2	376,928
Col VP Div Abs Return, Cl 2	15,068
Col VP Divd Opp, Cl 2	328,068
Col VP Divd Opp, Cl 3	850,345
Col VP Emerg Mkts Bond, Cl 2	70,945
Col VP Emer Mkts, Cl 2	229,797
Col VP Emer Mkts, Cl 3	1,242,600
Col VP Global Bond, Cl 2	62,221
Col VP Global Bond, Cl 3	1,201,389
Col VP Hi Yield Bond, Cl 2	244,584
Col VP Hi Yield Bond, Cl 3	1,455,298
Col VP Inc Opp, Cl 2	1,190,861
Col VP Inc Opp, Cl 3	1,074,816
Col VP Inter Bond, Cl 2	474,051
Col VP Inter Bond, Cl 3	2,650,296
Col VP Intl Opp, Cl 2	242,104
Col VP Lg Cap Gro, Cl 2	390,012
Col VP Lg Cap Gro, Cl 3	914,275
Col VP Lg Cap Index, Cl 3	2,647,125
Col VP Disciplined Core, Cl 2	376,690

Division	Purchases
Col VP Disciplined Core, Cl 3	$744,879
Col VP Limited Duration Cr, Cl 2	916,350
Col VP Man Vol Conserv, Cl 2	12,102,499
Col VP Man Vol Conserv Gro, Cl 2	16,612,710
Col VP Man Vol Gro, Cl 2	109,566,201
Col VP Man Vol Mod Gro, Cl 2	140,122,124
Col VP Mid Cap Gro, Cl 2	153,750
Col VP Mid Cap Gro, Cl 3	183,100
Col VP Mid Cap Val, Cl 2	74,258
Col VP Mid Cap Val, Cl 3	84,334
Col VP Select Intl Eq, Cl 2	159,276
Col VP Select Intl Eq, Cl 3	347,367
Col VP Select Lg Cap Val, Cl 2	39,307
Col VP Select Lg Cap Val, Cl 3	287,735
Col VP Select Sm Cap Val, Cl 2	20,783
Col VP Select Sm Cap Val, Cl 3	119,267
Col VP Strategic Inc, Cl 2	344,804
Col VP US Eq, Cl 2	156,300
Col VP US Govt Mtge, Cl 2	96,184
Col VP US Govt Mtge, Cl 3	325,709
CS Commodity Return	113,727
Deutsche Alt Asset Alloc VIP, Cl B	215,602
Drey VIF Intl Eq, Serv	62,217
EV VT Floating-Rate Inc	949,664
Fid VIP Contrafund, Serv Cl 2	5,951,883
Fid VIP Gro & Inc, Serv Cl	107,754
Fid VIP Gro & Inc, Serv Cl 2	1,034,754
Fid VIP Mid Cap, Serv Cl	385,407
Fid VIP Mid Cap, Serv Cl 2	4,948,113
Fid VIP Overseas, Serv Cl	15,452
Fid VIP Overseas, Serv Cl 2	412,071
Fid VIP Strategic Inc, Serv Cl 2	908,977
FTVIPT Frank Global Real Est, Cl 2	661,577
FTVIPT Frank Inc, Cl 2	1,037,197
FTVIPT Frank Mutual Shares, Cl 2	1,786,789
FTVIPT Frank Sm Cap Val, Cl 2	1,661,900
FTVIPT Temp Global Bond, Cl 2	788,819
GS VIT Mid Cap Val, Inst	1,104,395
GS VIT Multi-Strategy Alt, Advisor	81,874
GS VIT Sm Cap Eq Insights, Inst	49,199

270	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Purchases
GS VIT U.S. Eq Insights, Inst	$996,946
Invesco VI Am Fran, Ser I	27,318
Invesco VI Am Fran, Ser II	62,006
Invesco VI Bal Risk Alloc, Ser II	312,981
Invesco VI Comstock, Ser II	551,384
Invesco VI Core Eq, Ser I	938,486
Invesco VI Div Divd, Ser I	51,748
Invesco VI Div Divd, Ser II	120,193
Invesco VI Global Hlth, Ser II	1,144,094
Invesco VI Intl Gro, Ser II	1,167,389
Invesco VI Mid Cap Gro, Ser I	38,481
Invesco VI Mid Cap Gro, Ser II	218,973
Invesco VI Tech, Ser I	379,236
Ivy VIP Asset Strategy	434,767
Janus Aspen Enterprise, Serv	118,547
Janus Aspen Flex Bond, Serv	526,588
Janus Aspen Gbl Alloc Mod, Serv	81,925
Janus Aspen Global Tech, Serv	153,565
Janus Aspen Janus, Serv	1,115,018
Janus Aspen Overseas, Serv	132,681
Lazard Ret Global Dyn MA, Serv	176,159
MFS Mass Inv Gro Stock, Serv Cl	5,027,687
MFS New Dis, Serv Cl	113,686
MFS Utilities, Serv Cl	1,675,657
MS UIF Global Real Est, Cl II	565,725
MS UIF Mid Cap Gro, Cl II	489,963
NB AMT Abs Return Multi-Mgr, Cl S	38,949
NB AMT Intl Eq, Cl S	365,838
NB AMT Soc Responsive, Cl S	82,751
Oppen Eq Inc VA, Serv	144,905
Oppen Global VA, Serv	1,041,692
Oppen Global Strategic Inc VA, Srv	2,049,091
Oppen Main St Sm Cap VA, Serv	1,200,476
PIMCO VIT All Asset, Advisor Cl	1,140,643
PIMCO VIT Glb MA Man Alloc, Adv Cl	41,203
PIMCO VIT Tot Return, Advisor Cl	189,293
Put VT Global Hlth Care, Cl IB	463,525
Put VT Intl Eq, Cl IB	40,153
Put VT Multi-Cap Gro, Cl IA	215,000
Put VT Multi-Cap Gro, Cl IB	54,588
Royce Micro-Cap, Invest Cl	37,698
Third Ave Val	53,573
VanEck VIP Global Gold, Cl S	146,750
VP Aggr, Cl 2	5,896,932
VP Aggr, Cl 4	5,036,633

Division	Purchases
VP AC Div Bond, Cl 2	$148,920
VP AQR Man Fut Strategy, Cl 2	251,738
VP BR Gl Infl Prot Sec, Cl 2	367,975
VP BR Gl Infl Prot Sec, Cl 3	4,885,854
VP Col Wanger Intl Eq, Cl 2	336,588
VP Conserv, Cl 2	4,779,705
VP Conserv, Cl 4	4,268,033
VP DFA Intl Val, Cl 2	238,983
VP EV Floating Rate Inc, Cl 2	597,192
VP MS Adv, Cl 2	39,205
VP Oppen Intl Gro, Cl 2	1,012,452
VP JPM Core Bond, Cl 2	111,991
VP Jennison Mid Cap Gro, Cl 2	257,884
VP Loomis Sayles Gro, Cl 2	30,357
VP Loomis Sayles Gro II, Cl 1	1,523,304
VP MFS Val, Cl 2	666,204
VP Mod, Cl 2	30,949,756
VP Mod, Cl 4	15,053,238
VP Mod Aggr, Cl 2	21,144,646
VP Mod Aggr, Cl 4	12,104,027
VP Mod Conserv, Cl 2	6,587,029
VP Mod Conserv, Cl 4	3,882,480
VP MS Global Real Est, Cl 2	306,977
VP Multi-Mgr Div Inc, Cl 2	49,938
VP Multi-Mgr Int Rate Adapt, Cl 2	112,338
VP NFJ Divd Val, Cl 2	58,767
VP Nuveen Winslow Lg Cap Gro, Cl 2	60,308
VP Ptnrs Sm Cap Gro, Cl 2	100,997
VP Ptnrs Sm Cap Val, Cl 2	50,118
VP Ptnrs Sm Cap Val, Cl 3	166,139
VP Pyramis Intl Eq, Cl 2	174,810
VP Lazard Intl Eq Adv, Cl 2	77,176
VP MFS Blended Res Core Eq, Cl 2	86,025
VP MFS Blended Res Core Eq, Cl 3	81,296
VP TCW Core Plus Bond, Cl 2	187,612
VP Vty Sycamore Estb Val, Cl 2	123,370
VP Vty Sycamore Estb Val, Cl 3	142,883
VP WF Short Duration Govt, Cl 2	1,359,490
Wanger Intl	2,234,186
Wanger USA	4,373,483
WF VT Index Asset Alloc, Cl 2	232,811
WF VT Intl Eq, Cl 2	419,349
WF VT Opp, Cl 2	485,244
WF VT Sm Cap Gro, Cl 2	781,225
WA Var Global Hi Yd Bond, Cl II	163,269

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	271

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$1.09	$1.43	$1.87	$1.17	$—
0.75%	1.08	1.40	1.90	1.76	—
0.85%	1.08	1.50	1.70	0.85	2.12
0.95%	1.08	1.37	1.85	1.71	2.24
1.00%	1.08	1.36	2.35	1.90	—
1.05%	1.07	1.47	1.67	0.83	2.08
1.10%	1.07	1.47	1.66	0.83	2.07
1.15%	1.07	—	—	—	1.65
1.20%	1.07	1.33	2.28	1.85	2.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.07	1.45	1.64	0.82	2.04
1.30%	1.07	1.44	1.63	0.82	2.03
1.35%	1.06	—	—	—	2.19
1.40%	1.06	—	—	—	1.64
1.45%	1.06	1.42	1.61	0.80	2.00
1.50%	1.06	—	—	—	1.51
1.55%	1.06	—	—	—	2.17
1.60%	1.06	—	—	—	2.16
1.65%	1.06	—	—	—	1.62
1.70%	1.05	—	—	—	2.15
1.75%	1.05	—	—	—	1.50
1.80%	1.05	—	—	—	1.61
1.85%	1.05	—	—	—	1.49

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$0.73	$—	$1.70	$1.73	$1.91
0.75%	0.73	1.18	1.62	1.70	1.87
0.85%	0.73	—	—	2.11	2.04
0.95%	0.73	1.15	1.58	1.67	1.83
1.00%	0.72	—	2.10	1.66	1.82
1.05%	0.72	—	—	2.07	2.00
1.10%	0.72	—	—	2.06	1.99
1.15%	0.72	—	—	—	—
1.20%	0.72	—	2.03	1.63	1.78
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.72	—	—	2.03	1.96
1.30%	0.72	—	—	2.02	1.95
1.35%	0.72	—	—	—	—
1.40%	0.72	—	—	—	—
1.45%	0.72	—	—	1.99	1.92
1.50%	0.72	—	—	—	—
1.55%	0.71	—	—	—	—
1.60%	0.71	—	—	—	—
1.65%	0.71	—	—	—	—
1.70%	0.71	—	—	—	—
1.75%	0.71	—	—	—	—
1.80%	0.71	—	—	—	—
1.85%	0.71	—	—	—	—

272	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	$—	$1.87	$1.17	$1.60	$1.83
0.75%	2.86	2.29	1.16	1.46	1.80
0.85%	—	1.67	1.16	—	1.79
0.95%	2.77	2.23	1.15	1.41	1.77
1.00%	—	2.45	1.15	1.80	1.76
1.05%	—	1.64	1.15	—	1.76
1.10%	—	1.63	1.15	—	1.75
1.15%	—	1.43	1.15	—	—
1.20%	—	2.38	1.14	1.76	1.73
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.61	1.14	—	1.73
1.30%	—	1.60	1.14	—	1.72
1.35%	—	1.78	1.14	—	—
1.40%	—	1.42	1.14	—	—
1.45%	—	1.58	1.13	—	1.70
1.50%	—	1.21	1.05	—	—
1.55%	—	1.76	1.13	—	—
1.60%	—	1.76	1.13	—	—
1.65%	—	1.41	1.12	—	—
1.70%	—	1.75	1.12	—	—
1.75%	—	1.20	1.04	—	—
1.80%	—	1.40	1.12	—	—
1.85%	—	1.19	1.04	—	—

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$1.82	$—	$1.08	$0.55	$1.39
0.75%	1.64	—	1.11	0.55	1.39
0.85%	1.64	0.96	1.01	0.55	1.38
0.95%	1.59	0.95	1.07	0.54	1.38
1.00%	2.11	—	1.02	0.54	1.38
1.05%	1.61	0.94	0.99	0.54	1.38
1.10%	1.61	0.94	0.99	0.54	1.37
1.15%	1.37	0.96	—	0.54	1.37
1.20%	2.05	0.94	1.00	0.54	1.37
1.25%	—	—	—	—	—
1.25%	1.58	—	0.97	—	—
1.25%	—	—	—	—	—
1.25%	2.47	—	1.19	—	—
1.25%	—	—	—	0.54	1.37
1.30%	1.58	0.93	0.97	0.54	1.37
1.35%	1.70	0.93	—	0.54	1.36
1.40%	1.35	0.95	—	0.54	1.36
1.45%	1.55	0.92	0.96	0.54	1.36
1.50%	1.21	0.96	—	0.54	1.36
1.55%	1.68	0.92	—	0.54	1.36
1.60%	1.67	0.92	—	0.53	1.35
1.65%	1.34	0.94	—	0.53	1.35
1.70%	1.66	0.91	—	0.53	1.35
1.75%	1.20	0.95	—	0.53	1.35
1.80%	1.33	0.94	—	0.53	1.35
1.85%	1.19	0.95	—	0.53	1.35

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	273

Subaccount	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
0.55%	$0.99	$0.91	$—	$1.88	$0.90
0.75%	0.99	0.91	—	2.34	0.89
0.85%	0.98	0.91	1.69	1.48	0.89
0.95%	0.98	0.90	1.68	2.28	0.89
1.00%	0.98	0.90	—	2.78	0.89
1.05%	0.98	0.90	1.67	1.45	0.89
1.10%	0.98	0.90	1.67	1.45	0.88
1.15%	0.98	0.90	1.33	—	0.88
1.20%	0.97	0.90	1.66	2.71	0.88
1.25%	—	—	—	2.19	—
1.25%	—	—	—	1.43	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.97	0.90	—	—	0.88
1.30%	0.97	0.90	1.65	1.42	0.88
1.35%	0.97	0.90	1.64	—	0.88
1.40%	0.97	0.89	1.32	—	0.88
1.45%	0.97	0.89	1.63	1.40	0.88
1.50%	0.97	0.89	1.15	—	0.87
1.55%	0.97	0.89	1.63	—	0.87
1.60%	0.96	0.89	1.62	—	0.87
1.65%	0.96	0.89	1.30	—	0.87
1.70%	0.96	0.89	1.61	—	0.87
1.75%	0.96	0.89	1.14	—	0.87
1.80%	0.96	0.88	1.30	—	0.87
1.85%	0.96	0.88	1.14	—	0.87

Subaccount	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
0.55%	$—	$2.02	$—	$1.22	$—
0.75%	—	2.55	—	1.70	—
0.85%	0.97	1.33	0.96	1.19	1.37
0.95%	0.96	2.47	0.96	1.65	1.36
1.00%	—	3.07	—	1.43	—
1.05%	0.96	1.30	0.95	1.16	1.35
1.10%	0.95	1.30	0.95	1.16	1.35
1.15%	0.89	—	0.88	—	1.14
1.20%	0.95	2.99	0.95	1.39	1.34
1.25%	—	1.67	—	—	—
1.25%	—	1.28	—	1.14	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.63	—
1.25%	—	—	—	—	—
1.30%	0.94	1.27	0.94	1.14	1.33
1.35%	0.94	—	0.94	—	1.33
1.40%	0.88	—	0.87	—	1.13
1.45%	0.93	1.26	0.93	1.12	1.32
1.50%	0.83	—	0.84	—	1.00
1.55%	0.93	—	0.93	—	1.31
1.60%	0.93	—	0.93	—	1.31
1.65%	0.87	—	0.86	—	1.12
1.70%	0.92	—	0.92	—	1.30
1.75%	0.83	—	0.84	—	1.00
1.80%	0.87	—	0.86	—	1.11
1.85%	0.83	—	0.83	—	0.99

274	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
0.55%	$1.95	$0.91	$1.87	$—	$1.46
0.75%	2.33	0.91	1.83	—	1.74
0.85%	1.76	1.35	1.73	1.15	1.39
0.95%	2.27	1.34	1.79	1.14	1.69
1.00%	2.58	0.90	1.78	—	1.50
1.05%	1.72	1.33	1.70	1.13	1.36
1.10%	1.71	1.33	1.69	1.13	1.35
1.15%	—	1.13	—	1.04	—
1.20%	2.51	1.32	1.74	1.12	1.46
1.25%	—	—	—	—	—
1.25%	1.69	—	—	—	1.34
1.25%	—	—	—	—	—
1.25%	2.35	—	—	—	1.82
1.25%	—	0.89	1.67	—	—
1.30%	1.68	1.31	1.66	1.12	1.33
1.35%	—	1.31	—	1.11	—
1.40%	—	1.12	—	1.03	—
1.45%	1.66	1.30	1.63	1.11	1.31
1.50%	—	0.89	—	0.98	—
1.55%	—	1.30	—	1.10	—
1.60%	—	1.29	—	1.10	—
1.65%	—	1.11	—	1.02	—
1.70%	—	1.28	—	1.09	—
1.75%	—	0.88	—	0.97	—
1.80%	—	1.11	—	1.01	—
1.85%	—	0.88	—	0.97	—

Subaccount	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
0.55%	$1.11	$—	$2.04	$1.96	$—
0.75%	1.09	—	0.97	1.60	—
0.85%	1.22	2.17	1.86	1.79	2.14
0.95%	1.07	2.15	0.94	1.55	2.13
1.00%	1.06	—	2.27	2.39	—
1.05%	1.19	2.14	1.82	1.76	2.11
1.10%	1.19	2.14	1.81	1.75	2.11
1.15%	1.14	1.58	—	1.49	1.48
1.20%	1.04	2.13	2.21	2.33	2.10
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	—	1.79	1.73	—
1.30%	1.17	2.11	1.78	1.72	2.09
1.35%	1.28	2.11	—	1.94	2.08
1.40%	1.13	1.57	—	1.48	1.47
1.45%	1.15	2.10	1.76	1.69	2.07
1.50%	1.05	1.42	—	1.29	1.34
1.55%	1.27	2.09	—	1.92	2.06
1.60%	1.27	2.08	—	1.91	2.05
1.65%	1.12	1.55	—	1.46	1.45
1.70%	1.26	2.07	—	1.90	2.04
1.75%	1.04	1.41	—	1.28	1.33
1.80%	1.11	1.54	—	1.46	1.45
1.85%	1.04	1.40	—	1.28	1.33

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	275

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.55%	$1.91	$0.92	$1.02	$1.03	$1.03
0.75%	1.35	0.92	1.02	1.02	1.03
0.85%	1.73	1.04	1.02	1.02	1.03
0.95%	1.31	1.03	1.02	1.05	1.11
1.00%	2.19	0.91	1.01	1.02	1.02
1.05%	1.70	1.03	1.02	1.05	1.11
1.10%	1.69	1.03	1.02	1.05	1.11
1.15%	—	0.98	1.02	1.05	1.10
1.20%	2.14	1.02	1.02	1.04	1.10
1.25%	—	—	—	—	—
1.25%	1.67	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.18	—	—	—	—
1.25%	—	0.91	0.96	0.95	0.92
1.30%	1.66	1.01	1.01	1.04	1.10
1.35%	—	1.01	1.01	1.04	1.10
1.40%	—	0.97	1.01	1.04	1.10
1.45%	1.63	1.01	1.01	1.04	1.10
1.50%	—	0.94	1.01	1.04	1.09
1.55%	—	1.00	1.01	1.04	1.09
1.60%	—	1.00	1.00	1.03	1.09
1.65%	—	0.96	1.00	1.03	1.09
1.70%	—	0.99	1.00	1.03	1.09
1.75%	—	0.94	1.00	1.03	1.09
1.80%	—	0.96	1.00	1.03	1.09
1.85%	—	0.93	1.00	1.03	1.08

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	$1.03	$—	$1.96	$—	$1.93
0.75%	1.03	—	2.06	—	2.12
0.85%	1.03	1.70	1.90	1.92	1.73
0.95%	1.16	1.69	2.00	1.91	2.07
1.00%	1.02	—	2.31	—	2.06
1.05%	1.15	1.68	1.86	1.90	1.70
1.10%	1.07	1.67	1.85	1.89	1.69
1.15%	1.15	1.37	—	1.47	—
1.20%	1.15	1.66	2.25	1.88	2.02
1.25%	—	—	—	—	—
1.25%	—	—	1.83	—	—
1.25%	—	—	1.55	—	—
1.25%	—	—	—	—	—
1.25%	0.93	—	—	—	1.67
1.30%	1.14	1.65	1.82	1.87	1.66
1.35%	1.07	1.65	—	1.87	—
1.40%	1.14	1.35	—	1.46	—
1.45%	1.14	1.64	1.79	1.86	1.64
1.50%	1.06	1.30	—	1.25	—
1.55%	1.13	1.63	—	1.85	—
1.60%	1.06	1.63	—	1.84	—
1.65%	1.13	1.34	—	1.45	—
1.70%	1.13	1.62	—	1.83	—
1.75%	1.06	1.29	—	1.24	—
1.80%	1.12	1.33	—	1.44	—
1.85%	1.05	1.29	—	1.24	—

276	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	$—	$1.66	$—	$1.88	$—
0.75%	—	1.18	—	1.84	—
0.85%	1.38	1.27	1.95	1.67	1.99
0.95%	1.37	1.15	1.93	1.80	1.98
1.00%	—	2.16	—	1.79	—
1.05%	1.36	1.25	1.92	1.64	1.97
1.10%	1.36	1.24	1.92	1.63	1.96
1.15%	1.21	—	1.44	—	1.49
1.20%	1.35	2.10	1.91	1.75	1.95
1.25%	—	—	—	—	—
1.25%	—	1.23	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.54	—	—	—
1.25%	—	—	—	1.61	—
1.30%	1.34	1.22	1.90	1.60	1.94
1.35%	1.34	—	1.89	—	1.94
1.40%	1.19	—	1.43	—	1.48
1.45%	1.33	1.20	1.88	1.58	1.93
1.50%	1.05	—	1.23	—	1.29
1.55%	1.32	—	1.87	—	1.92
1.60%	1.32	—	1.87	—	1.91
1.65%	1.18	—	1.41	—	1.47
1.70%	1.31	—	1.86	—	1.90
1.75%	1.05	—	1.22	—	1.28
1.80%	1.18	—	1.41	—	1.46
1.85%	1.04	—	1.22	—	1.27

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$1.96	$—	$—	$—	$1.20
0.75%	2.30	—	—	—	1.35
0.85%	1.81	1.04	1.82	1.03	1.14
0.95%	2.23	1.04	1.81	1.03	1.31
1.00%	3.01	—	—	—	1.14
1.05%	1.77	1.03	1.80	1.02	1.12
1.10%	1.77	1.03	1.80	1.02	1.12
1.15%	—	1.05	1.29	1.01	—
1.20%	2.93	1.02	1.79	1.01	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.74	—	—	—	1.10
1.30%	1.73	1.02	1.78	1.01	1.09
1.35%	—	1.02	1.77	1.00	—
1.40%	—	1.04	1.27	1.00	—
1.45%	1.71	1.01	1.76	1.00	1.08
1.50%	—	0.96	1.12	1.01	—
1.55%	—	1.01	1.75	0.99	—
1.60%	—	1.01	1.75	0.99	—
1.65%	—	1.03	1.26	1.00	—
1.70%	—	1.00	1.74	0.99	—
1.75%	—	0.95	1.11	1.00	—
1.80%	—	1.03	1.26	0.99	—
1.85%	—	0.95	1.11	1.00	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	277

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$0.48	$0.96	$—	$1.30	$1.74
0.75%	0.47	0.95	—	1.28	1.70
0.85%	0.47	0.95	1.20	1.26	1.83
0.95%	0.46	0.94	—	1.25	1.67
1.00%	0.46	0.94	—	1.25	1.66
1.05%	0.47	0.94	1.18	1.24	1.79
1.10%	0.46	0.94	1.17	1.23	1.78
1.15%	—	0.94	—	—	1.44
1.20%	0.45	0.94	—	1.22	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.46	0.93	1.16	1.21	1.76
1.30%	0.45	0.93	1.15	1.21	1.75
1.35%	—	0.93	—	—	1.86
1.40%	—	0.93	—	—	1.43
1.45%	0.45	0.93	1.13	1.19	1.73
1.50%	—	0.89	—	—	1.28
1.55%	—	0.92	—	—	1.84
1.60%	—	0.92	—	—	1.84
1.65%	—	0.92	—	—	1.42
1.70%	—	0.92	—	—	1.83
1.75%	—	0.89	—	—	1.28
1.80%	—	0.92	—	—	1.41
1.85%	—	0.89	—	—	1.27

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	$—	$1.87	$—	$2.39	$—
0.75%	1.69	1.91	3.28	3.49	1.36
0.85%	—	—	—	1.88	—
0.95%	1.63	1.86	3.18	3.39	1.32
1.00%	—	2.17	—	3.63	—
1.05%	—	—	—	1.84	—
1.10%	—	—	—	1.84	—
1.15%	—	—	—	1.38	—
1.20%	—	2.12	—	3.53	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.81	—
1.30%	—	—	—	1.80	—
1.35%	—	—	—	1.68	—
1.40%	—	—	—	1.37	—
1.45%	—	—	—	1.78	—
1.50%	—	—	—	1.24	—
1.55%	—	—	—	1.66	—
1.60%	—	—	—	1.65	—
1.65%	—	—	—	1.36	—
1.70%	—	—	—	1.65	—
1.75%	—	—	—	1.23	—
1.80%	—	—	—	1.35	—
1.85%	—	—	—	1.22	—

278	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$1.59	$0.99	$1.26	$1.03	$1.73
0.75%	1.76	0.98	2.33	1.03	1.90
0.85%	1.24	0.98	1.06	1.02	1.42
0.95%	1.71	0.98	2.26	1.02	1.85
1.00%	2.16	0.98	2.04	1.02	2.16
1.05%	1.21	0.98	1.04	1.02	1.39
1.10%	1.21	0.97	1.03	1.02	1.39
1.15%	—	0.97	—	1.02	1.33
1.20%	2.10	0.97	1.99	1.01	2.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.19	0.97	1.02	1.01	1.37
1.30%	1.19	0.97	1.01	1.01	1.36
1.35%	—	0.97	—	1.01	1.54
1.40%	—	0.97	—	1.01	1.31
1.45%	1.17	0.96	1.00	1.01	1.34
1.50%	—	0.96	—	1.01	1.13
1.55%	—	0.96	—	1.00	1.53
1.60%	—	0.96	—	1.00	1.52
1.65%	—	0.96	—	1.00	1.30
1.70%	—	0.96	—	1.00	1.51
1.75%	—	0.96	—	1.00	1.12
1.80%	—	0.96	—	1.00	1.29
1.85%	—	0.95	—	1.00	1.12

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$1.95	$0.95	$2.12	$0.92	$—
0.75%	3.26	0.94	3.70	0.91	2.29
0.85%	1.66	0.94	—	0.91	—
0.95%	3.16	0.94	3.59	0.91	2.22
1.00%	2.86	0.94	3.00	0.91	—
1.05%	1.63	0.93	—	0.91	—
1.10%	1.62	0.93	—	0.91	—
1.15%	1.31	0.93	—	0.91	—
1.20%	2.78	0.93	2.92	0.91	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.59	0.93	—	0.91	—
1.30%	1.59	0.93	—	0.91	—
1.35%	1.76	0.93	—	0.91	—
1.40%	1.30	0.93	—	0.90	—
1.45%	1.57	0.92	—	0.90	—
1.50%	1.13	0.92	—	0.90	—
1.55%	1.74	0.92	—	0.90	—
1.60%	1.74	0.92	—	0.90	—
1.65%	1.29	0.92	—	0.90	—
1.70%	1.73	0.92	—	0.90	—
1.75%	1.12	0.92	—	0.90	—
1.80%	1.28	0.92	—	0.90	—
1.85%	1.11	0.91	—	0.90	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	279

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$1.88	$—	$1.51	$0.99	$1.77
0.75%	1.61	1.51	1.50	0.98	1.73
0.85%	1.69	—	1.49	0.98	1.58
0.95%	1.56	1.50	1.49	0.97	1.69
1.00%	2.39	—	1.49	0.97	1.68
1.05%	1.66	—	1.48	0.97	1.55
1.10%	1.65	—	1.48	0.97	1.54
1.15%	—	—	—	0.97	—
1.20%	2.33	—	1.47	0.97	1.64
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.63	—	1.47	0.97	1.52
1.30%	1.62	—	1.47	0.97	1.51
1.35%	—	—	—	0.96	—
1.40%	—	—	—	0.96	—
1.45%	1.60	—	1.46	0.96	1.49
1.50%	—	—	—	0.96	—
1.55%	—	—	—	0.96	—
1.60%	—	—	—	0.96	—
1.65%	—	—	—	0.96	—
1.70%	—	—	—	0.95	—
1.75%	—	—	—	0.95	—
1.80%	—	—	—	0.95	—
1.85%	—	—	—	0.95	—

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$—	$1.61	$—	$2.23	$1.69
0.75%	—	1.60	—	2.19	1.66
0.85%	—	—	1.57	2.29	1.45
0.95%	—	1.58	—	2.15	1.63
1.00%	—	1.58	—	2.14	1.62
1.05%	—	—	1.56	2.25	1.42
1.10%	—	—	1.55	2.24	1.41
1.15%	—	—	—	—	—
1.20%	—	1.56	—	2.10	1.59
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.61	—	1.54	2.21	1.39
1.30%	—	—	1.54	2.20	1.39
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	1.53	2.17	1.37
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

280	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$—	$1.43	$1.97	$1.04	$—
0.75%	1.43	1.42	1.34	1.03	1.20
0.85%	—	1.42	—	1.03	—
0.95%	1.42	1.41	1.30	1.02	1.16
1.00%	1.42	1.41	2.48	1.02	—
1.05%	—	1.41	—	1.02	—
1.10%	—	1.40	—	1.02	—
1.15%	—	—	—	1.02	—
1.20%	1.41	1.40	2.42	1.02	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.40	—	1.02	—
1.30%	—	1.39	—	1.01	—
1.35%	—	—	—	1.01	—
1.40%	—	—	—	1.01	—
1.45%	—	1.38	—	1.01	—
1.50%	—	—	—	1.01	—
1.55%	—	—	—	1.01	—
1.60%	—	—	—	1.01	—
1.65%	—	—	—	1.00	—
1.70%	—	—	—	1.00	—
1.75%	—	—	—	1.00	—
1.80%	—	—	—	1.00	—
1.85%	—	—	—	1.00	—

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$1.02	$1.18	$—	$1.63	$—
0.75%	1.01	1.17	0.93	1.61	1.31
0.85%	1.01	1.17	—	1.59	—
0.95%	1.01	1.17	0.90	1.58	1.27
1.00%	1.01	1.16	3.23	1.57	2.56
1.05%	1.01	1.16	—	1.56	—
1.10%	1.01	1.16	—	1.56	—
1.15%	1.00	1.16	—	1.50	—
1.20%	1.00	1.15	3.15	1.54	2.48
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	1.15	—	1.54	—
1.30%	1.00	1.15	—	1.53	—
1.35%	1.00	1.15	—	1.88	—
1.40%	1.00	1.15	—	1.49	—
1.45%	1.00	1.14	—	1.51	—
1.50%	0.99	1.05	—	1.37	—
1.55%	0.99	1.14	—	1.86	—
1.60%	0.99	1.14	—	1.86	—
1.65%	0.99	1.14	—	1.47	—
1.70%	0.99	1.13	—	1.85	—
1.75%	0.99	1.04	—	1.36	—
1.80%	0.99	1.13	—	1.47	—
1.85%	0.98	1.04	—	1.35	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	281

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$1.14	$0.98	$2.21	$2.53	$1.38
0.75%	1.13	0.98	1.66	2.77	1.36
0.85%	1.13	0.98	—	1.86	1.37
0.95%	1.13	0.98	1.61	2.69	1.33
1.00%	1.12	0.98	2.66	3.91	1.32
1.05%	1.12	0.98	—	1.82	1.35
1.10%	1.12	0.98	—	1.82	1.34
1.15%	1.12	—	—	1.20	—
1.20%	1.12	0.97	2.59	3.90	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.12	0.97	—	1.79	1.32
1.30%	1.12	0.97	—	1.78	1.31
1.35%	1.11	—	—	1.52	—
1.40%	1.11	—	—	1.18	—
1.45%	1.11	0.97	—	1.76	1.30
1.50%	1.11	—	—	0.98	—
1.55%	1.11	—	—	1.51	—
1.60%	1.11	—	—	1.50	—
1.65%	1.11	—	—	1.17	—
1.70%	1.10	—	—	1.49	—
1.75%	1.10	—	—	0.98	—
1.80%	1.10	—	—	1.17	—
1.85%	1.10	—	—	0.98	—

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	$1.70	$0.93	$1.09	$—	$—
0.75%	1.66	0.93	1.06	—	—
0.85%	1.91	0.93	1.20	1.83	1.29
0.95%	1.63	0.93	1.04	1.83	—
1.00%	1.62	0.93	1.04	—	—
1.05%	1.88	0.93	1.18	1.80	1.27
1.10%	1.87	0.93	1.17	1.79	1.26
1.15%	1.18	0.92	—	1.46	—
1.20%	1.59	0.92	1.02	1.80	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.84	0.92	1.15	1.77	1.25
1.30%	1.83	0.92	1.15	1.76	1.24
1.35%	1.56	0.92	—	1.79	—
1.40%	1.17	0.92	—	1.45	—
1.45%	1.81	0.92	1.13	1.73	1.22
1.50%	1.15	0.92	—	1.26	—
1.55%	1.54	0.92	—	1.77	—
1.60%	1.54	0.92	—	1.76	—
1.65%	1.16	0.92	—	1.44	—
1.70%	1.53	0.92	—	1.75	—
1.75%	1.14	0.92	—	1.25	—
1.80%	1.15	0.92	—	1.43	—
1.85%	1.14	0.91	—	1.25	—

282	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$2.05	$1.53	$2.16	$1.33	$0.98
0.75%	2.00	1.49	2.11	1.30	0.97
0.85%	1.66	1.42	1.86	1.29	0.97
0.95%	1.96	1.46	2.07	1.27	0.96
1.00%	1.95	1.45	2.06	1.27	0.96
1.05%	1.63	1.39	1.83	1.27	0.96
1.10%	1.62	1.39	1.82	1.26	0.96
1.15%	1.40	0.95	1.47	0.95	0.96
1.20%	1.90	1.42	2.01	1.24	0.95
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.60	1.37	1.79	1.25	0.95
1.30%	1.59	1.36	1.78	1.24	0.95
1.35%	1.65	0.94	1.94	1.06	0.95
1.40%	1.39	0.94	1.46	0.94	0.95
1.45%	1.57	1.34	1.76	1.22	0.95
1.50%	1.19	0.94	1.23	0.86	0.92
1.55%	1.63	0.94	1.92	1.05	0.94
1.60%	1.63	0.93	1.91	1.05	0.94
1.65%	1.38	0.93	1.44	0.93	0.94
1.70%	1.62	0.93	1.90	1.04	0.94
1.75%	1.18	0.93	1.23	0.85	0.91
1.80%	1.37	0.93	1.43	0.93	0.93
1.85%	1.18	0.93	1.22	0.85	0.91

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
0.55%	$1.00	$2.85	$1.44	$—	$1.88
0.75%	0.99	2.60	1.54	—	1.86
0.85%	0.99	—	—	—	—
0.95%	0.99	2.53	1.49	—	1.84
1.00%	0.98	3.09	1.88	—	1.84
1.05%	0.98	—	—	—	—
1.10%	0.98	—	—	—	—
1.15%	0.98	—	—	—	—
1.20%	0.98	3.01	1.83	—	1.82
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	—	—	2.18	—
1.30%	0.98	—	—	—	—
1.35%	0.98	—	—	—	—
1.40%	0.97	—	—	—	—
1.45%	0.97	—	—	—	—
1.50%	0.97	—	—	—	—
1.55%	0.97	—	—	—	—
1.60%	0.97	—	—	—	—
1.65%	0.97	—	—	—	—
1.70%	0.97	—	—	—	—
1.75%	0.96	—	—	—	—
1.80%	0.96	—	—	—	—
1.85%	0.96	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	283

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$—	$—	$0.54	$1.52	$1.53
0.75%	2.68	2.30	0.54	1.51	1.51
0.85%	—	—	0.54	1.50	1.50
0.95%	2.60	2.23	0.54	1.49	1.49
1.00%	—	—	0.54	1.49	1.49
1.05%	—	—	0.53	1.48	1.48
1.10%	—	—	0.53	1.48	1.48
1.15%	—	—	0.53	1.25	—
1.20%	—	—	0.53	1.47	1.47
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.53	1.47	1.47
1.30%	—	—	0.53	1.46	1.46
1.35%	—	—	0.53	1.52	—
1.40%	—	—	0.53	1.24	—
1.45%	—	—	0.53	1.45	1.45
1.50%	—	—	0.53	1.13	—
1.55%	—	—	0.53	1.50	—
1.60%	—	—	0.53	1.50	—
1.65%	—	—	0.53	1.23	—
1.70%	—	—	0.53	1.49	—
1.75%	—	—	0.52	1.12	—
1.80%	—	—	0.52	1.22	—
1.85%	—	—	0.52	1.12	—

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	$—	$1.12	$—	$1.41	$—
0.75%	—	1.12	—	1.37	—
0.85%	1.11	1.11	1.14	1.33	1.40
0.95%	1.10	1.11	1.13	1.35	1.39
1.00%	—	1.11	—	1.34	—
1.05%	1.10	1.11	1.13	1.30	1.38
1.10%	1.09	1.11	1.12	1.30	1.38
1.15%	1.02	1.10	1.02	—	1.19
1.20%	1.09	1.10	1.12	1.31	1.37
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.10	—	1.28	—
1.30%	1.08	1.10	1.11	1.27	1.36
1.35%	1.08	1.10	1.11	—	1.36
1.40%	1.01	1.10	1.01	—	1.18
1.45%	1.07	1.10	1.10	1.25	1.35
1.50%	0.98	1.09	0.94	—	1.03
1.55%	1.07	1.09	1.10	—	1.35
1.60%	1.06	1.09	1.09	—	1.34
1.65%	1.00	1.09	1.00	—	1.17
1.70%	1.06	1.09	1.09	—	1.34
1.75%	0.97	1.09	0.94	—	1.02
1.80%	1.00	1.09	0.99	—	1.16
1.85%	0.97	1.08	0.93	—	1.02

284	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
0.55%	$1.21	$1.21	$—	$—	$—
0.75%	1.20	1.20	—	—	—
0.85%	1.19	1.19	1.08	1.13	1.93
0.95%	1.19	1.19	1.08	1.12	1.92
1.00%	1.18	1.18	—	—	—
1.05%	1.18	1.18	1.07	1.11	1.91
1.10%	1.18	1.18	1.07	1.11	1.90
1.15%	1.07	—	1.05	1.02	1.37
1.20%	1.17	1.17	1.06	1.11	1.89
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	1.17	—	—	—
1.30%	1.16	1.16	1.06	1.10	1.88
1.35%	1.16	—	1.06	1.10	1.88
1.40%	1.06	—	1.05	1.02	1.36
1.45%	1.15	1.15	1.05	1.09	1.87
1.50%	1.01	—	0.96	0.97	1.30
1.55%	1.15	—	1.04	1.09	1.86
1.60%	1.15	—	1.04	1.08	1.85
1.65%	1.05	—	1.04	1.01	1.35
1.70%	1.14	—	1.04	1.08	1.84
1.75%	1.00	—	0.95	0.96	1.29
1.80%	1.04	—	1.03	1.00	1.34
1.85%	1.00	—	0.95	0.96	1.29

Subaccount	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
0.55%	$—	$—	$—	$—	$1.77
0.75%	—	—	—	—	1.73
0.85%	1.38	1.11	1.82	2.10	1.88
0.95%	1.37	1.10	1.81	2.09	1.70
1.00%	—	—	—	—	1.69
1.05%	1.37	1.10	1.80	2.08	1.85
1.10%	1.36	1.09	1.80	2.07	1.84
1.15%	1.19	1.02	1.32	1.51	—
1.20%	1.36	1.09	1.79	2.06	1.66
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.81
1.30%	1.35	1.08	1.78	2.05	1.80
1.35%	1.35	1.08	1.77	2.04	—
1.40%	1.17	1.01	1.31	1.50	—
1.45%	1.34	1.07	1.76	2.03	1.78
1.50%	1.07	0.98	1.19	1.41	—
1.55%	1.33	1.07	1.76	2.02	—
1.60%	1.33	1.06	1.75	2.01	—
1.65%	1.16	1.00	1.29	1.48	—
1.70%	1.32	1.06	1.74	2.00	—
1.75%	1.06	0.98	1.19	1.40	—
1.80%	1.16	1.00	1.29	1.48	—
1.85%	1.06	0.97	1.18	1.40	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	285

Subaccount	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.55%	$—	$1.38	$1.38	$1.45	$1.46
0.75%	—	1.36	1.37	1.44	1.44
0.85%	1.89	1.36	1.36	1.43	1.43
0.95%	1.88	1.35	1.35	1.42	1.42
1.00%	—	1.35	1.35	1.42	1.42
1.05%	1.87	1.34	1.34	1.41	1.41
1.10%	1.87	1.34	1.34	1.41	1.41
1.15%	1.48	1.16	—	1.20	—
1.20%	1.86	1.33	1.33	1.40	1.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.33	1.33	1.40	1.40
1.30%	1.85	1.32	1.32	1.39	1.39
1.35%	1.84	1.34	—	1.42	—
1.40%	1.46	1.15	—	1.19	—
1.45%	1.83	1.31	1.31	1.38	1.38
1.50%	1.24	1.06	—	1.09	—
1.55%	1.82	1.32	—	1.41	—
1.60%	1.82	1.32	—	1.40	—
1.65%	1.45	1.14	—	1.18	—
1.70%	1.81	1.31	—	1.39	—
1.75%	1.24	1.06	—	1.09	—
1.80%	1.44	1.13	—	1.17	—
1.85%	1.23	1.05	—	1.08	—

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	$1.29	$1.30	$—	$0.98	$0.97
0.75%	1.28	1.28	—	0.97	0.97
0.85%	1.27	1.28	1.56	0.97	0.97
0.95%	1.27	1.27	1.55	0.97	0.97
1.00%	1.26	1.26	—	0.97	0.97
1.05%	1.26	1.26	1.55	0.97	0.97
1.10%	1.25	1.26	1.54	0.97	0.96
1.15%	1.11	—	1.28	0.97	0.96
1.20%	1.25	1.25	1.53	0.97	0.96
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.24	1.25	—	0.97	0.96
1.30%	1.24	1.24	1.52	0.97	0.96
1.35%	1.25	—	1.52	0.97	0.96
1.40%	1.10	—	1.27	0.96	0.96
1.45%	1.23	1.23	1.51	0.96	0.96
1.50%	1.04	—	1.01	0.96	0.96
1.55%	1.23	—	1.51	0.96	0.96
1.60%	1.23	—	1.50	0.96	0.96
1.65%	1.09	—	1.26	0.96	0.96
1.70%	1.22	—	1.49	0.96	0.96
1.75%	1.03	—	1.00	0.96	0.95
1.80%	1.09	—	1.25	0.96	0.95
1.85%	1.03	—	1.00	0.96	0.95

286	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$—	$—	$—	$—	$1.88
0.75%	—	—	—	—	2.67
0.85%	1.70	2.12	1.80	1.59	1.61
0.95%	1.69	2.11	1.79	1.58	2.59
1.00%	—	—	—	—	2.76
1.05%	1.68	2.10	1.78	1.57	1.57
1.10%	1.67	2.09	1.77	1.57	1.57
1.15%	1.30	1.46	1.24	1.24	—
1.20%	1.66	2.08	1.76	1.56	2.69
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.55
1.30%	1.65	2.07	1.75	1.55	1.54
1.35%	1.65	2.06	1.75	1.55	—
1.40%	1.29	1.45	1.23	1.23	—
1.45%	1.64	2.05	1.74	1.54	1.52
1.50%	1.11	1.38	1.13	1.07	—
1.55%	1.63	2.04	1.73	1.53	—
1.60%	1.63	2.03	1.73	1.52	—
1.65%	1.27	1.43	1.21	1.22	—
1.70%	1.62	2.02	1.72	1.52	—
1.75%	1.11	1.37	1.13	1.06	—
1.80%	1.27	1.43	1.21	1.21	—
1.85%	1.10	1.37	1.12	1.06	—

Subaccount	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
0.55%	$—	$1.00	$—	$1.49	$—
0.75%	—	1.00	—	1.46	—
0.85%	1.32	0.99	1.71	1.49	1.05
0.95%	1.31	0.99	1.70	1.43	1.05
1.00%	—	0.99	—	1.42	—
1.05%	1.31	0.99	1.69	1.46	1.04
1.10%	1.30	0.99	1.68	1.45	1.04
1.15%	1.19	0.99	1.38	—	0.99
1.20%	1.30	0.98	1.67	1.40	1.03
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.98	—	1.43	—
1.30%	1.29	0.98	1.67	1.43	1.03
1.35%	1.29	0.98	1.66	—	1.03
1.40%	1.18	0.98	1.37	—	0.98
1.45%	1.28	0.98	1.65	1.41	1.02
1.50%	1.01	0.98	1.22	—	0.98
1.55%	1.27	0.98	1.64	—	1.02
1.60%	1.27	0.97	1.64	—	1.01
1.65%	1.17	0.97	1.36	—	0.97
1.70%	1.26	0.97	1.63	—	1.01
1.75%	1.01	0.97	1.21	—	0.97
1.80%	1.16	0.97	1.35	—	0.97
1.85%	1.00	0.97	1.21	—	0.97

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	287

Subaccount	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	$—	$2.13	$1.00	$2.45	$2.12
0.75%	—	2.09	0.99	2.27	3.11
0.85%	1.96	1.94	1.00	1.64	1.87
0.95%	1.95	2.04	1.00	2.20	3.01
1.00%	—	2.03	0.99	4.17	3.20
1.05%	1.93	1.90	0.99	1.61	1.83
1.10%	1.93	1.90	0.99	1.60	1.83
1.15%	1.53	—	0.97	—	—
1.20%	1.92	1.98	0.98	4.06	3.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.87	0.98	1.58	1.80
1.30%	1.91	1.86	0.98	1.57	1.79
1.35%	1.90	—	0.98	—	—
1.40%	1.51	—	0.96	—	—
1.45%	1.89	1.83	0.97	1.55	1.77
1.50%	1.29	—	0.96	—	—
1.55%	1.88	—	0.97	—	—
1.60%	1.88	—	0.96	—	—
1.65%	1.50	—	0.95	—	—
1.70%	1.87	—	0.96	—	—
1.75%	1.28	—	0.96	—	—
1.80%	1.49	—	0.95	—	—
1.85%	1.28	—	0.95	—	—

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$—	$1.45	$2.10	$2.32	$0.93
0.75%	2.05	1.42	2.27	2.10	0.93
0.85%	—	1.11	1.91	2.15	0.92
0.95%	1.99	1.39	2.20	2.04	0.92
1.00%	2.29	1.38	2.87	3.37	0.92
1.05%	—	1.09	1.88	2.11	0.92
1.10%	—	1.08	1.87	2.10	0.92
1.15%	—	—	1.37	1.29	0.92
1.20%	2.21	1.35	2.80	3.28	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.07	1.84	2.07	0.91
1.30%	—	1.06	1.83	2.06	0.91
1.35%	—	—	1.75	1.76	0.91
1.40%	—	—	1.36	1.28	0.91
1.45%	—	1.05	1.81	2.03	0.91
1.50%	—	—	1.21	1.25	0.91
1.55%	—	—	1.73	1.74	0.91
1.60%	—	—	1.73	1.73	0.90
1.65%	—	—	1.34	1.27	0.90
1.70%	—	—	1.72	1.73	0.90
1.75%	—	—	1.20	1.24	0.90
1.80%	—	—	1.34	1.26	0.90
1.85%	—	—	1.20	1.24	0.90

288	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	—	—	—	19,691	—
0.75%	28,618	162,373	1,262,508	2,043,231	—
0.85%	—	352,967	313,202	1,198,140	236,844
0.95%	25,891	84,395	920,787	1,153,702	75,388
1.00%	201	1,921	95,272	305,908	—
1.05%	20,794	218,754	198,215	534,650	122,839
1.10%	197,799	14,727	34,562	198,799	26,475
1.15%	—	—	—	—	—
1.20%	21,506	4,292	100,953	181,292	37,047
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,243	669	34,703	4,330
1.30%	—	4,956	62,179	131,382	90,310
1.35%	2,015	—	—	—	14,939
1.40%	—	—	—	—	—
1.45%	568	—	22,307	7,620	7,244
1.50%	—	—	—	—	977
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	297,392	852,628	3,010,654	5,809,118	616,393

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	3,085	—	—	74	—
0.75%	232,245	154,436	541,219	441,404	278,068
0.85%	217,158	—	—	901,123	292,713
0.95%	397,556	160,800	275,337	429,995	268,936
1.00%	100,507	—	53,170	27,071	70,560
1.05%	86,438	—	—	433,414	321,997
1.10%	142,080	—	—	42,904	2,193
1.15%	—	—	—	—	—
1.20%	101,001	—	23,829	30,730	32,913
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,338	—	—	4,542	800
1.30%	83,205	—	—	50,478	—
1.35%	51,043	—	—	—	—
1.40%	—	—	—	—	—
1.45%	24,900	—	—	18,627	411
1.50%	1,528	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,451,084	315,236	893,555	2,380,362	1,268,591

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	289

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	—	10,914	87,980	—	1,556
0.75%	199,182	1,905,199	1,103,853	554,831	120,683
0.85%	—	1,931,386	892,976	—	381,418
0.95%	178,657	1,887,753	887,814	362,907	28,708
1.00%	—	264,361	385,679	21,398	99
1.05%	—	875,697	586,041	—	134,443
1.10%	—	147,627	582,090	—	43,749
1.15%	—	—	164,749	—	—
1.20%	—	296,439	349,537	22,878	3,367
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	19,746	10,465	—	4,956
1.30%	—	214,704	205,880	—	33,638
1.35%	—	42,423	90,417	—	—
1.40%	—	—	7,324	—	—
1.45%	—	10,845	6,658	—	5,597
1.50%	—	19,855	11,444	—	—
1.55%	—	—	—	—	—
1.60%	—	4,149	26,219	—	—
1.65%	—	—	—	—	—
1.70%	—	—	9,164	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	377,839	7,631,098	5,408,290	962,014	758,214

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	—	—	5	—	—
0.75%	1,399,096	—	2,877,592	22	93,824
0.85%	611,135	113,679	1,403,045	22,243	77,896
0.95%	1,171,915	3,446,351	2,238,615	16,898	205,520
1.00%	162,240	—	153,574	—	27,328
1.05%	317,151	—	4,067,134	—	37,945
1.10%	264,270	17,406	225,951	1,245	151,088
1.15%	169,541	—	—	—	—
1.20%	393,740	17,051	286,690	—	71,614
1.25%	—	—	—	—	—
1.25%	10,003	—	18,285	—	—
1.25%	—	—	—	—	—
1.25%	2,165,759	—	1,685,167	—	—
1.25%	—	—	—	—	3,200
1.30%	111,609	88,795	114,615	61,134	32,830
1.35%	168,645	36,193	—	—	20,667
1.40%	—	—	—	—	—
1.45%	233,815	—	19,170	—	23,545
1.50%	19,668	23,567	—	—	—
1.55%	—	3,574	—	—	—
1.60%	—	1,291	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	85	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	7,198,587	3,747,992	13,089,843	101,542	745,457

290	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
0.55%	—	—	—	7,354	—
0.75%	14,391	10,010	—	4,411,819	79,610
0.85%	19,432	22,763	49,208	1,871,518	17,026
0.95%	280,972	14,075	257,448	2,784,601	117,084
1.00%	27,066	5,633	—	536,779	32,299
1.05%	68,115	—	141,499	1,059,790	9,860
1.10%	65,991	—	122,234	159,608	8,119
1.15%	—	—	—	—	—
1.20%	17,702	4,748	53,204	351,277	55,987
1.25%	—	—	—	2,702,791	—
1.25%	—	—	—	36,310	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	21,866	—	—	—
1.30%	—	14,254	13,082	237,937	—
1.35%	5,160	1,700	22,459	—	10,558
1.40%	—	—	—	—	—
1.45%	—	—	—	24,833	—
1.50%	—	—	—	—	1,653
1.55%	—	—	1,733	—	—
1.60%	—	8,769	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	498,829	103,818	660,867	14,184,617	332,196

Subaccount	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
0.55%	—	7,590	—	5,139	—
0.75%	—	908,490	—	1,511,805	—
0.85%	33,654	911,839	104,080	722,245	125,115
0.95%	263,586	519,817	94,006	1,303,551	210,121
1.00%	—	109,714	—	269,034	—
1.05%	50,976	562,063	1,990	633,029	74,005
1.10%	128,285	168,457	14,928	53,550	31,981
1.15%	—	—	—	—	—
1.20%	88,956	74,168	46,121	500,411	43,068
1.25%	—	1,386,367	—	—	—
1.25%	—	32,241	—	10,325	—
1.25%	—	—	—	—	—
1.25%	—	—	—	483,550	—
1.25%	—	—	—	—	—
1.30%	24,746	20,471	37,685	169,209	13,805
1.35%	79,773	—	4,990	—	29,241
1.40%	—	—	3,484	—	—
1.45%	25,279	7,576	—	21,353	7,633
1.50%	641	—	—	—	8,067
1.55%	—	—	—	—	—
1.60%	2,364	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	698,260	4,708,793	307,284	5,683,201	543,036

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	291

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
0.55%	620	5,512	5,218	—	2,184
0.75%	1,638,947	921,201	1,086,114	—	5,203,237
0.85%	671,128	714,435	591,175	108,031	2,091,043
0.95%	1,573,389	937,357	905,485	299,744	4,416,602
1.00%	248,997	156,425	152,674	—	752,471
1.05%	343,369	469,465	649,085	152,944	1,528,830
1.10%	68,990	95,279	43,627	51,573	179,569
1.15%	—	—	—	—	—
1.20%	196,000	291,987	154,192	73,979	1,085,010
1.25%	—	—	—	—	—
1.25%	2,174	—	—	—	65,074
1.25%	—	—	—	—	—
1.25%	1,187,305	—	—	—	1,867,682
1.25%	—	868	45,447	—	—
1.30%	111,154	485,645	64,031	181,055	509,569
1.35%	—	41,065	—	26,478	—
1.40%	—	3,487	—	6,877	—
1.45%	8,697	25,655	20,582	—	108,169
1.50%	—	685	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	6,988	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	6,050,770	4,149,066	3,717,630	907,669	17,809,440

Subaccount	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
0.55%	—	—	2,647	7,302	—
0.75%	451,688	—	2,361,312	1,885,701	—
0.85%	424,760	10,284	352,216	454,056	24,345
0.95%	383,462	103,298	1,825,708	2,191,823	92,272
1.00%	85,422	—	124,997	145,370	—
1.05%	155,684	22,910	161,868	442,756	—
1.10%	178,566	63,213	6,896	260,369	24,061
1.15%	—	—	—	—	—
1.20%	147,566	79,007	57,042	317,605	87,606
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,505	—	3,493	7,862	—
1.30%	15,687	8,128	31,195	138,108	—
1.35%	4,210	14,192	—	154,428	13,301
1.40%	—	—	—	—	—
1.45%	725	662	—	47,461	—
1.50%	117	—	—	31,086	492
1.55%	—	—	—	—	353
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,858,392	301,694	4,927,374	6,083,927	242,430

292	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.55%	2,321	—	—	1,219,194	763,957
0.75%	4,129,555	158,851	731,587	992,164	12,729,062
0.85%	170,854	343,723	952,015	2,639,214	78,901,139
0.95%	1,681,679	531,873	6,274,346	18,730,147	113,711,899
1.00%	244,962	—	67,485	—	1,792,344
1.05%	216,805	216,956	489,305	3,671,319	29,277,696
1.10%	52,792	50,941	5,200,849	10,621,127	71,895,702
1.15%	—	—	—	—	941,537
1.20%	250,935	160,614	1,424,979	1,283,857	12,164,222
1.25%	—	—	—	—	—
1.25%	2,534	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,973,898	—	—	—	—
1.25%	—	—	—	—	26,000
1.30%	9,038	26,774	232,278	1,892,031	8,980,937
1.35%	—	64,362	618,568	5,044,337	10,795,187
1.40%	—	—	—	—	88,468
1.45%	—	3,944	507,115	347,541	909,074
1.50%	—	15,287	61,081	37,885	121,999
1.55%	—	—	—	—	—
1.60%	—	—	—	133,063	24,270
1.65%	—	—	—	—	—
1.70%	—	—	134,233	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	103,182	—
Total	11,735,373	1,573,325	16,693,841	46,715,061	343,123,493

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	225,945	—	—	—	747
0.75%	9,513,935	—	304,511	—	526,541
0.85%	51,457,369	3,612	53,714	39,946	347,253
0.95%	247,127,361	53,863	242,715	127,391	448,254
1.00%	1,263,538	—	22,241	—	50,667
1.05%	102,812,080	—	55,766	—	223,587
1.10%	137,942,158	3,569	3,844	45,643	41,944
1.15%	5,981,462	—	—	—	—
1.20%	27,489,014	24,523	5,372	46,360	38,357
1.25%	—	—	—	—	—
1.25%	—	—	594	—	—
1.25%	—	—	1,618,519	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	3,461
1.30%	38,373,562	21,391	1,613	5,330	58,048
1.35%	18,102,302	15,890	—	27,277	—
1.40%	942,353	—	—	—	—
1.45%	1,460,555	811	418	502	4,412
1.50%	487,839	734	—	1,486	—
1.55%	1,109,534	—	—	—	—
1.60%	1,619,583	—	—	—	—
1.65%	755,644	—	—	—	—
1.70%	477,199	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	647,141,433	124,393	2,309,307	293,935	1,743,271

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	293

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	—	12,705	—	47	—
0.75%	—	584,332	—	148,563	—
0.85%	21,916	169,130	—	151,384	4,495
0.95%	101,255	448,106	32,844	179,599	51,997
1.00%	—	70,323	—	44,202	—
1.05%	—	187,640	—	59,881	—
1.10%	51,366	44,035	43,942	16,734	9,296
1.15%	—	—	—	—	—
1.20%	3,108	63,734	20,522	—	10,716
1.25%	—	—	—	—	—
1.25%	—	2,164	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,749,907	—	—	—
1.25%	—	—	—	956	—
1.30%	8,796	28,392	10,538	1,156	2,500
1.35%	15,722	—	13,799	—	16,169
1.40%	—	—	—	—	—
1.45%	—	506	—	10,812	—
1.50%	463	—	785	—	478
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	202,626	3,360,974	122,430	613,334	95,651

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	—	—	—	—	2,558
0.75%	405,520	—	—	—	1,465,218
0.85%	135,141	46,378	24,127	65,446	531,438
0.95%	302,824	232,811	130,227	189,755	1,294,837
1.00%	54,381	—	—	—	166,222
1.05%	33,408	23,129	—	21,829	346,613
1.10%	10,583	27,263	19,183	4,206	9,827
1.15%	—	—	—	—	—
1.20%	17,067	64,609	20,085	11,910	72,464
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,447	—	—	—	9,421
1.30%	23,753	22,821	11,322	9,440	64,130
1.35%	—	34,821	7,759	3,256	—
1.40%	—	—	—	—	—
1.45%	—	—	857	—	39,320
1.50%	—	—	3,286	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	988,124	451,832	216,846	305,842	4,002,048

294	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	10,880	2,447	—	8,599	6,942
0.75%	638,072	167,364	—	1,594,478	3,822,159
0.85%	448,152	55,102	119,454	1,133,101	3,403,767
0.95%	349,500	200,928	—	1,599,319	3,485,379
1.00%	52,198	235	—	290,223	625,634
1.05%	173,336	74,651	31,302	1,211,564	1,713,923
1.10%	32,387	63,307	11,753	157,720	825,062
1.15%	—	—	—	—	—
1.20%	55,186	116,084	—	306,530	644,420
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,003	—	249	112,924	76,477
1.30%	47,649	38,887	5,139	338,511	643,021
1.35%	—	98,495	—	—	158,668
1.40%	—	—	—	—	3,740
1.45%	16,149	3,046	—	74,832	66,898
1.50%	—	4,235	—	—	41,708
1.55%	—	—	—	—	2,445
1.60%	—	—	—	—	752
1.65%	—	—	—	—	—
1.70%	—	—	—	—	14,658
1.75%	—	—	—	—	65
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,832,512	824,781	167,897	6,827,801	15,535,718

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	—	—	—	21,232	—
0.75%	308,870	1,901,620	320,980	2,672,344	83,282
0.85%	—	—	—	2,046,528	—
0.95%	409,792	1,522,194	480,394	1,652,024	151,611
1.00%	—	458,772	—	346,769	—
1.05%	—	—	—	874,051	—
1.10%	—	—	—	441,187	—
1.15%	—	—	—	—	—
1.20%	—	308,809	—	258,417	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	47,837	—
1.30%	—	—	—	211,561	—
1.35%	—	—	—	25,642	—
1.40%	—	—	—	—	—
1.45%	—	—	—	31,082	—
1.50%	—	—	—	12,510	—
1.55%	—	—	—	—	—
1.60%	—	—	—	1,399	—
1.65%	—	—	—	—	—
1.70%	—	—	—	7,978	—
1.75%	—	—	—	65	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	718,662	4,191,395	801,374	8,650,626	234,893

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	295

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	—	—	17,261	—	19,503
0.75%	822,375	311,790	1,097,892	164,470	1,418,309
0.85%	734,695	151,324	881,127	230,929	1,021,137
0.95%	664,902	556,315	735,006	636,347	1,314,369
1.00%	101,911	5,036	140,388	1,984	456,192
1.05%	189,989	131,524	500,567	74,971	762,907
1.10%	37,436	86,048	37,272	89,595	258,558
1.15%	—	—	—	—	—
1.20%	72,241	48,551	136,106	39,620	260,843
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,311	3,706	9,458	12,508	22,212
1.30%	42,697	54,948	70,673	90,695	292,186
1.35%	—	16,843	—	64,969	19,782
1.40%	—	—	—	—	3,697
1.45%	9,344	37,485	7,098	61,302	36,278
1.50%	—	8,189	—	1,214	11,168
1.55%	—	—	—	—	1,803
1.60%	—	—	—	—	847
1.65%	—	—	—	—	—
1.70%	—	—	—	24,429	—
1.75%	—	—	—	—	71
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,704,901	1,411,759	3,632,848	1,493,033	5,899,862

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	—	—	3,651	—	—
0.75%	658,130	120,557	1,294,651	—	26,178
0.85%	891,051	196,106	—	—	—
0.95%	584,996	544,147	926,802	26,244	117,148
1.00%	120,317	7,925	240,862	—	—
1.05%	424,778	174,317	—	16,483	—
1.10%	160,766	119,944	—	32,264	—
1.15%	—	—	—	—	—
1.20%	138,332	103,469	212,161	11,946	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,149	—	—	—	—
1.30%	91,679	35,792	—	16,082	—
1.35%	11,982	66,967	—	5,490	—
1.40%	3,926	—	—	—	—
1.45%	21,594	21,571	—	—	—
1.50%	11,234	13,908	—	—	—
1.55%	—	—	—	—	—
1.60%	721	—	—	—	—
1.65%	—	—	—	—	—
1.70%	7,362	27,522	—	—	—
1.75%	71	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,132,088	1,432,225	2,678,127	108,509	143,326

296	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	6,022	—	—	15,539	—
0.75%	1,580,219	55,639	927,044	41,254	1,975,751
0.85%	369,323	—	89,315	21,420	417,882
0.95%	1,128,239	166,258	500,108	75,000	917,804
1.00%	118,281	—	174,065	—	315,384
1.05%	209,861	—	113,510	37,066	280,466
1.10%	67,024	—	20,877	72,880	53,794
1.15%	—	—	—	—	—
1.20%	115,267	—	274,432	204,124	379,563
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	63,840	—	—	1,197	6,007
1.30%	8,692	—	9,492	48,598	84,055
1.35%	—	—	—	46,102	—
1.40%	—	—	—	—	—
1.45%	699	—	—	—	6,296
1.50%	—	—	—	5,043	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,667,467	221,897	2,108,843	568,223	4,437,002

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	—	4,443	—	26,852	4,551
0.75%	—	257,673	—	411,656	838,663
0.85%	—	—	404,864	494,619	901,320
0.95%	—	228,977	—	179,492	552,610
1.00%	—	6,329	—	6,905	58,532
1.05%	—	—	293,561	301,923	490,979
1.10%	—	—	21,853	49,585	54,384
1.15%	—	—	—	—	—
1.20%	—	95,376	—	5,407	161,651
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,601,540	—	11,313	4,902	24,629
1.30%	—	—	12,348	27,183	52,853
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	493	4,300	6,967
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,601,540	592,798	744,432	1,512,824	3,147,139

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	297

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	—	—	56,320	23,730	—
0.75%	159,507	243,473	629,979	158,814	336,017
0.85%	—	349,507	—	55,414	—
0.95%	155,086	102,841	286,436	200,666	314,922
1.00%	—	3,732	18,020	75,128	—
1.05%	—	230,261	—	54,317	—
1.10%	—	11,958	—	146,859	—
1.15%	—	—	—	17,634	—
1.20%	—	15,051	26,999	46,665	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	5,961	—	18,478	—
1.30%	—	6,010	—	75,246	—
1.35%	—	—	—	23,214	—
1.40%	—	—	—	—	—
1.45%	—	8,596	—	24,821	—
1.50%	—	—	—	12,545	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	314,593	977,390	1,017,754	933,531	650,939

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	—	—	—	—	—
0.75%	114,765	24,188	639,736	705,054	709,536
0.85%	84,179	—	—	847,787	—
0.95%	326,702	15,978	147,674	401,129	587,067
1.00%	12,521	—	4,086	75,677	18,696
1.05%	34,895	66,007	—	465,895	—
1.10%	136,602	3,946	—	32,315	—
1.15%	—	—	—	—	—
1.20%	9,781	15,335	1,025	49,558	4,088
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	17,434	—
1.30%	—	—	—	37,629	—
1.35%	20,276	11,464	—	133	—
1.40%	—	—	—	—	—
1.45%	—	—	—	902	—
1.50%	—	4,103	—	7,612	—
1.55%	—	—	—	—	—
1.60%	—	1,143	—	—	—
1.65%	—	—	—	—	—
1.70%	26,049	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	765,770	142,164	792,521	2,641,125	1,319,387

298	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	—	8,160	9,936	14,178	9,641
0.75%	64,238	1,425,559	675,450	759,436	568,360
0.85%	30,890	748,711	—	496,638	681,887
0.95%	89,715	1,185,918	378,051	613,748	422,139
1.00%	104,229	142,540	24,721	65,280	49,908
1.05%	19,813	461,640	—	409,044	188,218
1.10%	61,130	25,841	—	93,036	24,029
1.15%	—	—	—	—	—
1.20%	5,212	32,143	8,785	63,067	39,257
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,473	16,956	—	5,427	3,318
1.30%	34	44,851	—	144,667	22,598
1.35%	22,889	—	—	139,398	—
1.40%	—	—	—	3,639	—
1.45%	453	14,464	—	48,898	5,504
1.50%	582	—	—	5,826	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	400,658	4,106,783	1,096,943	2,862,282	2,014,859

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	7,363	—	—	—	—
0.75%	229,318	3,725	397,466	—	—
0.85%	200,159	—	263,413	127,213	392,279
0.95%	242,757	37,888	333,615	6,718	—
1.00%	10,003	—	26,466	—	—
1.05%	102,935	—	133,517	112,103	295,366
1.10%	50,407	1,995	28,665	39,515	1,519
1.15%	—	—	—	—	—
1.20%	31,768	11,281	37,161	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,807	—	3,985	1,080	15,833
1.30%	11,553	—	28,278	34,921	—
1.35%	28,903	897	—	1,004	—
1.40%	—	—	—	—	—
1.45%	224	—	10,517	—	2,861
1.50%	398	—	—	150	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	918,595	55,786	1,263,083	322,704	707,858

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	299

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	715	17,926	—	29,734	—
0.75%	541,126	4,047,186	245,340	1,473,850	5,200
0.85%	668,345	2,088,020	303,097	1,087,492	20,494
0.95%	849,285	2,902,836	531,087	1,351,012	46,846
1.00%	117,572	713,769	50,402	459,384	—
1.05%	289,126	1,654,419	309,748	932,775	16,083
1.10%	143,277	439,245	32,224	288,459	13,201
1.15%	—	—	—	—	—
1.20%	258,218	867,836	42,658	396,613	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,997	29,524	1,228	41,188	—
1.30%	110,377	836,459	13,004	206,155	5,302
1.35%	10,638	2,222	17,690	6,663	4,440
1.40%	3,841	—	3,808	—	—
1.45%	24,165	89,604	236	38,244	6,691
1.50%	1,083	—	603	—	—
1.55%	—	—	—	1,973	—
1.60%	—	—	—	—	—
1.65%	—	—	—	22,227	—
1.70%	—	27,163	—	—	—
1.75%	—	—	64	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,038,765	13,716,209	1,551,189	6,335,769	118,257

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
0.55%	—	1,235	—	—	—
0.75%	28,985	370,952	405,550	—	280,978
0.85%	40,469	—	—	—	—
0.95%	271,735	311,320	118,472	—	115,917
1.00%	—	47,937	34,088	—	5,823
1.05%	—	—	—	—	—
1.10%	3,219	—	—	—	—
1.15%	—	—	—	—	—
1.20%	46,412	39,838	2,297	—	705
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,479,432	—
1.30%	12,973	—	—	—	—
1.35%	6,626	—	—	—	—
1.40%	—	—	—	—	—
1.45%	23,816	—	—	—	—
1.50%	3,269	—	—	—	—
1.55%	—	—	—	—	—
1.60%	1,376	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	438,880	771,282	560,407	2,479,432	403,423

300	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	—	—	3,671	173,163	503,905
0.75%	60,329	151,801	30,564	2,810,487	4,619,735
0.85%	—	—	22,540	14,383,435	18,427,270
0.95%	114,976	236,433	76,423	7,080,294	2,554,187
1.00%	—	—	36,492	409,375	1,103,051
1.05%	—	—	19,624	1,318,816	7,836,835
1.10%	—	—	130,513	2,870,829	4,251,356
1.15%	—	—	—	—	—
1.20%	—	—	18,756	2,577,776	646,753
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	57,933	78,614
1.30%	—	—	10,922	1,247,030	2,299,928
1.35%	—	—	11,778	498,107	—
1.40%	—	—	—	—	—
1.45%	—	—	6,792	1,680,022	51,984
1.50%	—	—	—	20,183	—
1.55%	—	—	—	—	—
1.60%	—	—	—	75,538	—
1.65%	—	—	—	—	—
1.70%	—	—	—	14,469	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	175,305	388,234	368,075	35,217,457	42,373,618

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	—	—	—	—	—
0.75%	—	28,305	—	2,021,563	—
0.85%	66,221	68,657	64,043	1,159,858	52,166
0.95%	87,595	81,780	215,292	1,568,745	179,377
1.00%	—	15,502	—	414,073	—
1.05%	5,767	7,543	19,584	563,138	1,071
1.10%	29,271	136,748	60,993	36,862	93,019
1.15%	—	—	—	—	—
1.20%	41,610	13,787	62,945	396,918	145,851
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,516	—	1,072	—
1.30%	94,716	243	34,445	200,707	7,350
1.35%	95,136	—	696	—	23,261
1.40%	—	—	3,405	—	—
1.45%	—	12,841	—	8,839	2,884
1.50%	20,358	—	—	—	113
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	81
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	440,674	368,922	461,403	6,371,775	505,173

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	301

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
0.55%	17,278	—	—	—	—
0.75%	2,208,506	5,033,518	—	—	—
0.85%	7,279,005	17,326,730	32,960	76,714	21,279
0.95%	5,213,489	2,932,592	210,008	610,761	72,954
1.00%	360,155	747,063	—	—	—
1.05%	1,720,175	9,698,063	12,875	41,075	—
1.10%	4,701,677	3,735,964	82,887	88,496	4,314
1.15%	16,781	—	—	—	—
1.20%	3,720,242	1,124,964	45,199	106,463	15,955
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,701	312,380	—	—	—
1.30%	460,821	2,302,666	53,638	74,477	8,589
1.35%	127,546	—	3,419	31,505	5,605
1.40%	—	—	—	3,501	—
1.45%	4,123,495	2,119,105	—	46,353	—
1.50%	38,160	—	1,017	15,723	—
1.55%	561,009	—	—	925	—
1.60%	89,584	—	—	—	—
1.65%	—	—	—	—	—
1.70%	18,335	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	30,669,959	45,333,045	442,003	1,095,993	128,696

Subaccount	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
0.55%	—	—	—	—	14,946
0.75%	—	—	—	—	1,282,838
0.85%	70,957	26,271	16,482	13,428	1,185,428
0.95%	611,105	116,241	147,307	34,264	1,262,943
1.00%	—	—	—	—	286,776
1.05%	141,794	13,554	17,817	—	742,673
1.10%	138,098	25,911	20,177	437	168,527
1.15%	—	—	—	—	—
1.20%	63,483	74,743	68,053	12,959	186,766
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	7,517
1.30%	45,040	15,326	17,240	—	76,749
1.35%	19,627	41,869	15,822	14,760	—
1.40%	—	—	3,686	—	—
1.45%	2,725	—	—	—	14,495
1.50%	2,547	20,421	5,531	—	—
1.55%	—	—	—	—	—
1.60%	752	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	66	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,096,128	334,336	312,181	75,848	5,229,658

302	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.55%	—	—	453,955	13,480	193,691
0.75%	—	13,359,366	55,182,061	9,043,963	22,799,942
0.85%	57,346	75,640,795	226,393,056	53,188,205	82,744,532
0.95%	196,426	94,951,021	33,076,715	37,969,527	12,123,352
1.00%	—	2,417,735	13,253,126	988,192	3,890,565
1.05%	19,637	20,265,256	104,634,099	5,842,202	31,083,965
1.10%	98,204	19,679,742	58,129,796	12,606,438	14,227,216
1.15%	—	258,051	—	—	—
1.20%	283,331	59,008,308	6,104,164	22,517,630	1,583,761
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	32,946	852,606	189,199	511,907
1.30%	36,803	11,605,002	28,203,286	4,332,483	5,344,643
1.35%	36,243	5,539,828	—	1,729,819	—
1.40%	—	145,577	—	4,820	—
1.45%	—	12,928,495	614,662	2,111,622	1,109,002
1.50%	7,230	273,482	—	547,701	—
1.55%	—	671,578	—	312,335	—
1.60%	753	1,242,841	—	39,218	—
1.65%	—	—	—	—	—
1.70%	—	372,121	—	73,260	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	190,627	—	76,330	—
Total	735,973	318,582,771	526,897,526	151,586,424	175,612,576

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	1,143,637	—	—	—	—
0.75%	4,218,996	13,802,358	—	3,004	10,131
0.85%	14,113,542	43,140,968	43,622	—	14,670
0.95%	21,396,768	8,148,428	158,860	4,999	9,467
1.00%	365,420	1,222,185	—	—	—
1.05%	4,871,367	26,332,095	28,129	15,359	—
1.10%	5,503,861	10,848,179	66,794	—	2,639
1.15%	1,274,901	—	—	—	—
1.20%	12,038,886	1,843,170	76,930	16,828	4,327
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	82,469	202,885	—	—	—
1.30%	3,996,969	6,744,588	34,073	—	—
1.35%	1,466,046	—	35,024	—	—
1.40%	197,815	—	3,611	—	—
1.45%	2,723,903	1,097,791	2,839	—	—
1.50%	50,929	—	3,989	—	—
1.55%	1,161,183	—	—	—	—
1.60%	267,646	—	—	—	—
1.65%	356,125	—	—	—	—
1.70%	92,307	—	—	13,423	26,764
1.75%	—	—	—	—	—
1.80%	87,750	—	—	—	—
1.85%	89,365	—	—	—	—
Total	75,499,885	113,382,647	453,871	53,613	67,998

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	303

Subaccount	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.55%	—	—	—	—	2,937
0.75%	—	—	—	—	1,002,545
0.85%	1,319	9,127	1,048	43,179	337,133
0.95%	162,194	17,481	65,534	57,984	538,256
1.00%	—	—	—	—	123,252
1.05%	—	876	23,844	952	154,529
1.10%	22,577	302	10,021	10,265	31,351
1.15%	—	—	—	—	—
1.20%	11,884	12,973	3,018	6,196	145,571
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	429
1.30%	23,413	6,022	11,344	1,499	41,278
1.35%	155	6,422	12,214	—	—
1.40%	—	3,897	—	—	—
1.45%	—	—	—	—	—
1.50%	—	102	4,118	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	67	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	221,542	57,202	131,208	120,075	2,377,281

Subaccount	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
0.55%	—	—	—	—	—
0.75%	—	4,255	—	563,707	—
0.85%	65	4,991	9,793	478,515	31,551
0.95%	184,053	65,472	63,719	216,434	132,145
1.00%	—	—	—	93,830	—
1.05%	36,502	—	8,755	256,538	34,123
1.10%	21,099	—	8,889	24,224	55,351
1.15%	—	—	—	—	—
1.20%	10,895	15,054	33,192	84,624	27,401
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	18,774	5,592	40,777	38,909	10,692
1.35%	14,563	34,764	—	—	19,639
1.40%	—	—	—	—	—
1.45%	2,369	—	—	1,567	—
1.50%	—	—	4,531	—	557
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	78	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	288,398	130,128	169,656	1,758,348	311,459

304	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	—	—	—	6,456	29,682
0.75%	—	83,906	408,558	2,077,532	2,164,904
0.85%	10,860	80,163	430,571	1,043,946	1,604,862
0.95%	58,048	62,114	748,003	1,339,390	1,577,024
1.00%	—	12,335	—	196,857	307,849
1.05%	4,646	96,094	61,605	582,599	620,055
1.10%	66,988	459	88,750	135,146	135,647
1.15%	—	—	—	—	—
1.20%	20,564	9,082	104,189	115,320	224,408
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,930	—	9,016	17,829
1.30%	24,519	18,337	24,839	166,155	153,666
1.35%	13,626	—	45,243	—	—
1.40%	3,741	—	—	—	—
1.45%	—	236	—	16,764	13,535
1.50%	609	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	27,290	—	—
1.75%	—	—	21,290	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	203,601	369,656	1,960,338	5,689,181	6,849,461

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	—	7,310	51	—	—
0.75%	697,585	550,968	473,594	423,730	32,673
0.85%	—	300,721	241,039	314,476	24,531
0.95%	289,958	414,382	369,629	301,508	125,153
1.00%	79,632	145,276	74,144	32,012	24,723
1.05%	—	340,107	249,617	157,473	—
1.10%	—	39,526	31,704	175,193	42,611
1.15%	—	—	—	—	—
1.20%	13,985	43,023	25,002	33,198	8,478
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	3,326	10,944	—
1.30%	—	49,526	19,069	11,723	—
1.35%	—	—	4,518	24,809	4,135
1.40%	—	—	—	—	—
1.45%	—	8,437	2,812	16,844	3,374
1.50%	—	—	536	4,171	6,820
1.55%	—	—	—	—	—
1.60%	—	—	—	1,312	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,081,160	1,899,276	1,495,041	1,507,393	272,498

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	305

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$81	$83	$165	$23,034	$—
0.75%	30,976	227,023	2,401,330	3,610,711	—
0.85%	79	529,953	532,416	1,019,034	501,658
0.95%	27,872	115,386	1,701,928	1,978,954	168,774
1.00%	296	2,619	223,440	579,953	—
1.05%	22,320	322,048	330,639	449,935	255,212
1.10%	212,065	21,564	57,383	165,311	54,749
1.15%	79	—	—	—	215
1.20%	22,994	5,729	230,615	334,858	81,788
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	79	11,917	1,255	28,404	8,830
1.30%	79	7,131	101,299	107,119	183,246
1.35%	2,223	—	—	—	32,709
1.40%	78	—	—	—	213
1.45%	682	104	35,829	6,121	14,494
1.50%	78	—	—	—	1,473
1.55%	78	—	—	—	207
1.60%	78	—	—	—	206
1.65%	77	—	—	—	211
1.70%	77	—	—	—	205
1.75%	77	—	—	—	227
1.80%	77	—	—	—	210
1.85%	77	—	—	—	226
Total	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,304,853

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$2,313	$—	$106	$246	$134
0.75%	169,499	182,581	878,696	749,279	519,185
0.85%	158,064	—	—	1,897,119	595,686
0.95%	288,572	184,451	437,585	717,319	491,851
1.00%	72,864	—	111,563	45,040	128,408
1.05%	62,578	—	—	895,334	642,920
1.10%	102,725	—	—	88,076	4,357
1.15%	55	—	—	—	—
1.20%	72,827	—	48,299	50,195	58,695
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,444	—	—	9,208	1,568
1.30%	59,833	—	—	102,026	82
1.35%	36,656	—	—	—	—
1.40%	55	—	—	—	—
1.45%	17,834	—	—	37,052	943
1.50%	1,147	—	—	—	—
1.55%	54	—	—	—	—
1.60%	66	—	—	—	—
1.65%	108	—	—	—	—
1.70%	108	—	—	—	—
1.75%	108	—	—	—	—
1.80%	108	—	—	—	—
1.85%	107	—	—	—	—
Total	$1,053,125	$367,032	$1,476,249	$4,590,894	$2,443,829

306	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	$—	$20,402	$103,087	$73	$2,853
0.75%	568,819	4,396,568	1,283,853	809,165	217,450
0.85%	—	3,220,736	1,034,743	—	681,253
0.95%	494,923	4,204,916	1,024,927	513,456	50,831
1.00%	—	647,295	444,434	38,575	305
1.05%	—	1,433,343	674,092	—	235,803
1.10%	—	240,458	668,295	—	76,444
1.15%	—	110	188,801	—	—
1.20%	—	706,678	399,840	40,167	5,835
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	31,706	11,948	—	8,549
1.30%	—	343,180	234,639	—	57,777
1.35%	—	75,618	102,854	—	—
1.40%	—	109	8,316	—	—
1.45%	—	17,089	7,547	—	9,488
1.50%	—	23,925	11,999	—	—
1.55%	—	127	86	—	—
1.60%	—	7,293	29,550	—	—
1.65%	—	108	85	—	—
1.70%	—	126	10,291	—	—
1.75%	—	90	78	—	—
1.80%	—	107	85	—	—
1.85%	—	90	78	—	—
Total	$1,063,742	$15,370,074	$6,239,628	$1,401,436	$1,346,588

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$13	$—	$1,994	$87	$14
0.75%	2,298,316	—	3,181,996	118	130,087
0.85%	1,004,996	108,602	1,419,032	12,130	107,720
0.95%	1,881,154	3,273,450	2,408,645	9,191	283,492
1.00%	341,582	—	156,930	105	37,639
1.05%	511,723	2,008	4,038,019	107	52,184
1.10%	424,469	16,410	223,192	674	207,751
1.15%	231,529	1,994	—	105	14
1.20%	807,497	16,018	285,922	105	98,078
1.25%	—	—	—	—	—
1.25%	15,837	—	17,789	—	—
1.25%	—	—	—	—	—
1.25%	5,545,699	—	2,023,807	—	—
1.25%	—	—	—	105	4,392
1.30%	175,888	82,725	111,066	32,931	44,842
1.35%	286,183	33,633	—	65	28,193
1.40%	14	1,986	—	105	14
1.45%	363,262	1,989	18,320	105	32,029
1.50%	23,724	22,637	—	105	14
1.55%	18	5,196	—	105	13
1.60%	18	3,159	—	105	13
1.65%	14	1,988	—	105	13
1.70%	17	1,986	—	104	13
1.75%	12	2,086	—	104	13
1.80%	14	1,984	—	104	13
1.85%	12	1,997	—	104	13
Total	$13,911,991	$3,579,848	$13,886,712	$56,769	$1,026,554

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	307

Subaccount	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
0.55%	$74	$9	$—	$13,868	$75
0.75%	14,201	9,110	—	10,363,310	71,061
0.85%	19,126	20,657	83,085	2,773,752	15,156
0.95%	275,792	12,740	432,488	6,382,599	103,941
1.00%	26,537	5,092	—	1,493,818	28,636
1.05%	66,668	10	236,297	1,546,689	8,730
1.10%	64,516	12	203,597	231,350	7,178
1.15%	74	9	14	—	67
1.20%	17,259	4,277	88,136	951,969	49,363
1.25%	—	—	—	6,038,260	—
1.25%	—	—	—	51,832	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	74	19,628	—	—	67
1.30%	74	12,776	21,552	338,238	66
1.35%	5,012	1,531	36,901	—	9,274
1.40%	74	9	14	—	66
1.45%	74	9	16	59,165	66
1.50%	74	9	12	—	1,512
1.55%	74	9	2,818	—	66
1.60%	74	7,796	16	—	66
1.65%	74	9	14	—	66
1.70%	74	9	16	—	66
1.75%	74	9	12	—	66
1.80%	74	9	14	—	66
1.85%	74	9	12	—	66
Total	$490,147	$93,728	$1,105,014	$30,244,850	$295,720

Subaccount	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
0.55%	$—	$15,360	$—	$6,265	$—
0.75%	—	2,326,264	—	2,574,262	—
0.85%	32,520	1,212,716	100,339	857,169	170,847
0.95%	253,366	1,285,758	90,132	2,155,322	285,345
1.00%	—	336,323	—	383,854	—
1.05%	48,715	733,407	1,967	737,275	99,934
1.10%	122,272	218,340	14,198	61,981	43,081
1.15%	70	—	66	—	86
1.20%	84,319	221,557	43,623	695,343	57,697
1.25%	—	2,351,658	—	—	—
1.25%	—	41,276	—	11,805	—
1.25%	—	—	—	—	—
1.25%	—	—	—	799,437	—
1.25%	—	—	—	—	—
1.30%	23,325	26,022	35,447	192,445	18,396
1.35%	75,009	—	4,682	—	38,855
1.40%	70	—	3,090	—	86
1.45%	23,638	9,514	71	23,979	10,085
1.50%	536	—	64	—	8,095
1.55%	68	—	71	—	101
1.60%	2,193	—	73	—	101
1.65%	68	—	65	—	86
1.70%	67	—	70	—	100
1.75%	62	—	64	—	75
1.80%	68	—	65	—	86
1.85%	62	—	64	—	75
Total	$666,428	$8,778,195	$294,151	$8,499,137	$733,131

308	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
0.55%	$1,206	$5,025	$9,746	$—	$3,181
0.75%	3,819,087	835,424	2,005,523	—	9,094,350
0.85%	1,177,856	961,277	1,022,832	123,661	2,900,549
0.95%	3,572,459	1,254,098	1,617,083	341,259	7,470,912
1.00%	642,786	140,892	270,969	—	1,131,634
1.05%	591,422	624,685	1,101,363	173,135	2,079,824
1.10%	118,252	126,469	73,757	58,236	243,291
1.15%	—	85	—	79	—
1.20%	492,256	385,377	267,750	83,085	1,589,153
1.25%	—	—	—	—	—
1.25%	3,674	—	—	—	86,879
1.25%	—	—	—	—	—
1.25%	2,836,673	—	—	—	3,475,542
1.25%	—	779	75,700	—	—
1.30%	187,013	637,361	106,089	202,220	676,969
1.35%	—	53,760	—	29,495	—
1.40%	—	3,998	—	7,077	—
1.45%	14,424	33,398	33,673	85	173,158
1.50%	—	683	—	74	—
1.55%	—	99	—	75	—
1.60%	—	99	—	7,678	—
1.65%	—	84	—	78	—
1.70%	—	99	—	84	—
1.75%	—	75	—	74	—
1.80%	—	84	—	78	—
1.85%	—	75	—	74	—
Total	$13,457,108	$5,063,926	$6,584,485	$1,026,547	$28,925,442

Subaccount	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
0.55%	$100	$—	$5,392	$14,288	$—
0.75%	499,874	—	2,290,001	3,009,018	—
0.85%	517,018	22,280	654,414	813,882	52,050
0.95%	408,918	222,568	1,717,068	3,392,869	196,178
1.00%	90,650	—	284,053	347,412	—
1.05%	186,146	49,092	294,813	778,531	21
1.10%	212,202	135,106	12,510	455,705	50,744
1.15%	88	17	—	16	16
1.20%	153,593	167,919	126,322	739,509	183,721
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,306	—	6,246	13,566	—
1.30%	18,309	17,181	55,549	237,177	21
1.35%	5,402	29,920	—	299,754	27,670
1.40%	89	16	—	16	16
1.45%	835	1,410	132	80,360	20
1.50%	200	15	—	40,139	673
1.55%	83	21	—	19	747
1.60%	79	11	—	19	20
1.65%	88	16	—	16	15
1.70%	83	21	—	19	20
1.75%	78	15	—	13	13
1.80%	88	16	—	16	15
1.85%	78	15	—	13	13
Total	$2,106,307	$645,639	$5,446,500	$10,222,357	$511,973

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	309

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.55%	$4,443	$72	$10	$1,252,668	$789,214
0.75%	5,576,060	145,904	744,720	1,014,937	13,091,497
0.85%	295,289	357,238	967,108	2,694,188	80,988,837
0.95%	2,222,286	549,742	6,415,575	19,704,267	126,257,495
1.00%	536,557	96	68,342	10	1,833,528
1.05%	367,975	222,993	498,915	3,851,495	32,416,696
1.10%	89,201	52,230	5,296,573	11,128,495	79,506,696
1.15%	—	76	10	11	1,039,603
1.20%	537,149	163,753	1,447,144	1,341,402	13,414,229
1.25%	—	—	—	—	—
1.25%	4,384	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,923,524	—	—	—	—
1.25%	—	71	10	10	24,031
1.30%	14,983	27,151	235,241	1,971,389	9,876,030
1.35%	—	65,093	625,668	5,249,223	11,856,534
1.40%	—	75	10	11	97,039
1.45%	160	4,042	511,513	360,648	995,748
1.50%	—	14,418	61,535	39,267	133,456
1.55%	—	72	10	11	11
1.60%	—	78	10	137,529	26,477
1.65%	—	75	10	11	11
1.70%	—	78	134,476	11	11
1.75%	—	72	10	11	11
1.80%	—	75	10	11	11
1.85%	—	72	10	105,924	11
Total	$20,572,011	$1,603,476	$17,006,910	$48,851,529	$372,347,176

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	$233,187	$—	$102	$—	$1,446
0.75%	9,775,544	—	635,411	—	1,115,544
0.85%	52,769,674	6,126	101,837	76,586	601,015
0.95%	286,310,767	90,842	489,437	242,908	929,505
1.00%	1,291,486	—	51,207	—	104,438
1.05%	118,655,434	10	103,743	18	379,973
1.10%	148,219,708	5,972	7,117	86,330	70,830
1.15%	6,877,712	15	—	16	—
1.20%	31,551,114	40,795	12,074	87,197	77,381
1.25%	—	—	—	—	—
1.25%	—	—	1,085	—	—
1.25%	—	—	2,531,719	—	—
1.25%	—	—	—	—	—
1.25%	10	—	—	—	5,769
1.30%	43,875,243	35,387	3,015	9,970	96,248
1.35%	19,318,284	26,222	—	50,890	—
1.40%	1,073,744	15	—	16	—
1.45%	1,660,935	1,348	887	948	7,212
1.50%	518,514	968	—	1,855	—
1.55%	1,257,287	16	—	18	—
1.60%	1,716,653	16	—	18	—
1.65%	853,050	15	—	15	—
1.70%	537,652	16	—	18	—
1.75%	11	14	—	12	—
1.80%	12	15	—	15	—
1.85%	11	14	—	12	—
Total	$726,496,032	$207,806	$3,937,634	$556,842	$3,389,361

310	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	$—	$21,110	$—	$187	$—
0.75%	—	691,868	—	273,299	—
0.85%	30,158	215,355	15	252,457	8,947
0.95%	138,568	521,104	63,539	323,114	102,922
1.00%	—	151,582	—	79,086	—
1.05%	98	234,751	19	97,997	19
1.10%	69,755	54,796	84,339	27,259	18,266
1.15%	91	—	15	—	16
1.20%	4,272	133,820	39,152	10	20,924
1.25%	—	—	—	—	—
1.25%	—	2,763	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2,708,573	—	—	—
1.25%	—	—	—	1,655	—
1.30%	11,812	34,668	19,998	1,969	4,855
1.35%	21,053	—	26,119	—	31,312
1.40%	91	—	15	—	16
1.45%	97	11,206	10	17,040	19
1.50%	566	—	978	—	627
1.55%	97	—	19	—	19
1.60%	96	—	19	—	19
1.65%	90	—	15	—	16
1.70%	96	—	18	—	19
1.75%	77	—	12	—	13
1.80%	90	—	15	—	16
1.85%	77	—	12	—	13
Total	$277,184	$4,781,596	$234,309	$1,074,073	$188,038

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$152	$—	$—	$—	$3,081
0.75%	932,833	—	—	—	1,972,280
0.85%	244,389	48,293	43,950	67,577	606,944
0.95%	678,383	241,342	236,039	194,879	1,690,981
1.00%	163,711	—	—	—	189,782
1.05%	59,303	23,861	18	22,292	388,734
1.10%	18,697	28,066	34,477	4,361	10,981
1.15%	—	80	14	78	—
1.20%	49,940	66,182	35,899	12,066	80,679
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,486	—	—	—	10,364
1.30%	41,178	23,278	20,127	9,509	70,269
1.35%	—	35,415	13,756	3,273	—
1.40%	—	80	13	77	—
1.45%	128	85	1,528	78	68,333
1.50%	—	72	3,682	77	—
1.55%	—	85	18	78	—
1.60%	—	85	18	77	—
1.65%	—	80	13	77	—
1.70%	—	85	18	77	—
1.75%	—	72	12	77	—
1.80%	—	79	13	77	—
1.85%	—	72	12	76	—
Total	$2,198,200	$467,312	$389,607	$314,806	$5,092,428

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	311

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$5,201	$2,346	$—	$11,203	$12,062
0.75%	299,416	159,270	—	2,045,079	6,513,328
0.85%	212,730	52,242	143,351	1,426,788	6,218,806
0.95%	160,797	189,797	—	2,004,626	5,833,526
1.00%	23,928	221	—	361,946	1,040,503
1.05%	80,773	70,255	36,890	1,497,031	3,081,138
1.10%	15,021	59,470	13,756	193,743	1,471,891
1.15%	—	73	—	—	150
1.20%	24,812	108,645	—	374,936	1,051,876
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,115	73	287	136,911	134,512
1.30%	21,659	36,260	5,910	408,447	1,125,991
1.35%	—	91,676	—	—	295,452
1.40%	—	72	—	—	5,347
1.45%	7,241	2,897	82	89,026	147,230
1.50%	—	3,787	—	—	53,593
1.55%	—	72	—	—	4,678
1.60%	—	72	—	—	1,556
1.65%	—	72	—	—	146
1.70%	—	72	—	—	26,780
1.75%	—	68	—	—	243
1.80%	—	71	—	—	144
1.85%	—	67	—	—	159
Total	$855,693	$777,578	$200,276	$8,549,736	$27,019,111

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	$—	$249	$—	$50,691	$—
0.75%	520,540	3,677,809	1,052,805	9,344,755	113,182
0.85%	—	—	—	3,845,699	—
0.95%	669,872	2,843,008	1,528,693	5,598,495	200,062
1.00%	—	997,176	—	1,258,689	—
1.05%	—	—	—	1,611,628	—
1.10%	—	—	—	810,053	—
1.15%	—	—	—	143	—
1.20%	—	653,754	—	913,410	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	86,486	—
1.30%	—	—	—	381,289	—
1.35%	—	—	—	42,991	—
1.40%	—	—	—	142	—
1.45%	—	—	—	55,218	—
1.50%	—	—	—	15,457	—
1.55%	—	—	—	120	—
1.60%	—	—	—	2,313	—
1.65%	—	—	—	140	—
1.70%	—	—	—	13,125	—
1.75%	—	—	—	264	—
1.80%	—	—	—	139	—
1.85%	—	—	—	184	—
Total	$1,190,412	$8,171,996	$2,581,498	$24,031,431	$313,244

312	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$78	$74	$21,853	$71	$33,715
0.75%	1,446,475	306,669	2,600,714	168,901	2,701,305
0.85%	909,432	148,389	932,778	236,463	1,449,919
0.95%	1,137,348	544,168	1,677,726	649,817	2,432,167
1.00%	219,828	4,918	286,422	2,023	987,323
1.05%	230,812	128,301	519,897	76,352	1,063,207
1.10%	45,265	83,828	38,538	91,123	358,430
1.15%	—	72	—	76	101
1.20%	151,759	47,167	270,596	40,186	549,887
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	34,944	3,668	9,636	12,670	30,365
1.30%	50,606	53,236	71,689	91,737	397,578
1.35%	—	16,296	—	65,628	30,508
1.40%	—	72	—	75	4,856
1.45%	10,931	36,170	7,098	61,754	48,672
1.50%	—	7,892	—	1,221	12,639
1.55%	—	72	—	74	2,863
1.60%	—	71	—	74	1,399
1.65%	—	71	—	74	99
1.70%	—	71	—	24,442	110
1.75%	—	71	—	74	191
1.80%	—	71	—	74	99
1.85%	—	71	—	74	111
Total	$4,237,478	$1,381,418	$6,436,947	$1,522,983	$10,105,544

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$109	$72	$7,752	$69	$—
0.75%	2,146,558	113,536	4,824,274	68	59,813
0.85%	1,475,883	184,180	—	68	—
0.95%	1,850,866	509,672	3,328,032	23,907	259,741
1.00%	343,276	7,413	722,374	68	—
1.05%	690,579	162,823	—	14,991	—
1.10%	260,074	111,885	—	29,321	—
1.15%	102	93	—	68	—
1.20%	384,759	96,252	620,293	10,840	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,210	92	—	68	—
1.30%	145,536	33,217	—	14,570	—
1.35%	21,092	62,042	—	4,970	—
1.40%	5,107	92	—	68	—
1.45%	33,797	19,931	—	68	—
1.50%	12,644	12,833	—	67	—
1.55%	120	92	—	67	—
1.60%	1,371	92	—	67	—
1.65%	101	92	—	67	—
1.70%	12,713	25,255	—	67	—
1.75%	192	91	—	67	—
1.80%	100	91	—	67	—
1.85%	112	91	—	67	—
Total	$7,393,301	$1,339,937	$9,502,725	$99,680	$319,554

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	313

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$11,330	$—	$222	$15,312	$154
0.75%	2,549,068	84,211	1,392,056	40,429	3,413,257
0.85%	623,340	—	133,440	20,934	658,556
0.95%	1,766,399	249,787	744,436	73,098	1,550,413
1.00%	282,897	—	258,643	72	529,607
1.05%	347,599	—	168,346	36,028	433,777
1.10%	110,497	—	30,906	70,742	82,811
1.15%	—	—	—	74	—
1.20%	268,454	—	404,766	197,596	623,939
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	103,779	—	244	1,231	9,116
1.30%	14,055	—	13,948	46,910	126,935
1.35%	—	—	—	44,440	—
1.40%	—	—	—	72	—
1.45%	1,117	—	221	72	9,376
1.50%	—	—	—	4,842	—
1.55%	—	—	—	72	—
1.60%	—	—	—	72	—
1.65%	—	—	—	72	—
1.70%	—	—	—	72	—
1.75%	—	—	—	72	—
1.80%	—	—	—	72	—
1.85%	—	—	—	72	—
Total	$6,078,535	$333,998	$3,147,228	$552,356	$7,437,941

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$—	$7,160	$—	$59,967	$7,713
0.75%	—	411,440	—	901,676	1,392,919
0.85%	—	—	636,024	1,133,669	1,304,910
0.95%	—	362,230	—	385,747	899,023
1.00%	—	9,985	—	14,756	94,902
1.05%	—	—	456,890	678,770	697,505
1.10%	—	—	33,921	110,929	76,952
1.15%	—	—	—	—	—
1.20%	—	149,119	—	11,342	256,313
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,901,387	—	17,439	10,817	34,353
1.30%	—	—	18,993	59,647	73,351
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	753	9,311	9,552
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$6,901,387	$939,934	$1,164,020	$3,376,631	$4,847,493

314	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$—	$110	$110,826	$24,573	$—
0.75%	228,281	345,591	841,351	163,579	403,602
0.85%	—	494,813	—	56,979	—
0.95%	220,492	145,066	371,829	205,531	366,890
1.00%	109	5,255	44,696	76,844	—
1.05%	—	323,612	—	55,482	—
1.10%	—	16,775	—	149,806	—
1.15%	—	—	—	17,964	—
1.20%	108	21,092	65,231	47,472	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,316	—	18,772	—
1.30%	—	8,369	—	76,361	—
1.35%	—	—	—	23,519	—
1.40%	—	—	—	74	—
1.45%	—	11,903	—	25,079	—
1.50%	—	—	—	12,658	—
1.55%	—	—	—	74	—
1.60%	—	—	—	74	—
1.65%	—	—	—	74	—
1.70%	—	—	—	74	—
1.75%	—	—	—	74	—
1.80%	—	—	—	74	—
1.85%	—	—	—	74	—
Total	$448,990	$1,380,902	$1,433,933	$955,211	$770,492

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$77	$90	$—	$124	$—
0.75%	116,486	28,407	594,337	1,131,727	929,314
0.85%	85,210	89	—	1,348,851	—
0.95%	329,804	18,623	133,070	632,597	745,753
1.00%	12,624	88	13,202	118,782	47,787
1.05%	35,130	76,647	—	728,807	—
1.10%	137,337	4,662	—	50,428	—
1.15%	75	88	—	155	—
1.20%	9,807	17,709	3,224	76,530	10,153
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	75	87	—	26,767	—
1.30%	75	87	—	57,437	—
1.35%	20,249	13,165	—	431	—
1.40%	74	87	—	153	—
1.45%	74	87	—	1,469	—
1.50%	74	4,372	—	10,411	—
1.55%	74	86	—	179	—
1.60%	74	1,387	—	178	—
1.65%	74	86	—	152	—
1.70%	25,764	86	—	177	—
1.75%	74	78	—	169	—
1.80%	74	86	—	151	—
1.85%	73	78	—	168	—
Total	$773,378	$166,175	$743,833	$4,185,843	$1,733,007

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	315

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$84	$7,994	$21,912	$35,936	$13,333
0.75%	72,746	1,394,312	1,119,154	2,100,283	771,340
0.85%	34,891	731,742	—	923,078	935,311
0.95%	101,048	1,158,154	607,340	1,655,644	561,881
1.00%	117,241	139,150	65,860	255,213	66,303
1.05%	22,254	450,488	—	751,577	253,227
1.10%	68,572	25,191	—	168,872	32,125
1.15%	82	—	—	120	—
1.20%	5,832	31,331	22,764	246,030	50,979
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,727	16,521	—	9,717	4,381
1.30%	120	43,684	—	257,618	29,766
1.35%	25,504	—	—	212,342	—
1.40%	82	—	—	4,310	—
1.45%	587	14,072	—	85,908	7,132
1.50%	727	—	—	5,735	—
1.55%	81	—	—	144	—
1.60%	81	—	—	144	—
1.65%	81	—	—	118	—
1.70%	81	—	—	143	—
1.75%	81	—	—	121	—
1.80%	81	—	—	117	—
1.85%	81	—	—	121	—
Total	$452,064	$4,012,639	$1,837,030	$6,713,291	$2,725,778

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	$12,485	$70	$110	$—	$—
0.75%	381,449	3,534	423,123	—	—
0.85%	382,726	70	315,945	233,367	506,928
0.95%	396,008	35,134	348,311	12,280	—
1.00%	16,272	69	27,488	—	—
1.05%	193,476	69	157,179	201,793	374,660
1.10%	94,026	1,915	33,592	70,794	1,918
1.15%	92	69	—	113	—
1.20%	50,589	10,420	37,948	81	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,165	69	4,602	2,038	19,717
1.30%	21,185	69	32,503	61,391	95
1.35%	45,088	896	—	1,796	—
1.40%	92	69	—	112	—
1.45%	405	69	11,925	128	3,590
1.50%	543	69	—	285	—
1.55%	110	69	—	129	—
1.60%	109	68	—	128	—
1.65%	91	68	—	111	—
1.70%	109	68	—	128	—
1.75%	84	68	—	94	—
1.80%	90	68	—	110	—
1.85%	84	68	—	93	—
Total	$1,600,278	$53,068	$1,392,726	$584,971	$906,908

316	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$1,464	$27,340	$161	$39,402	$78
0.75%	1,083,787	6,042,419	518,677	1,915,508	5,045
0.85%	1,109,845	2,965,618	563,875	1,406,310	19,810
0.95%	1,663,095	4,252,706	1,097,715	1,721,925	45,115
1.00%	228,991	1,036,626	103,602	582,952	74
1.05%	471,413	2,313,861	565,222	1,183,746	15,431
1.10%	232,331	608,892	58,562	364,260	12,644
1.15%	181	71	114	66	73
1.20%	491,917	1,232,676	85,748	493,463	73
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	33,570	40,320	2,329	51,248	72
1.30%	175,644	1,138,456	23,182	255,772	5,042
1.35%	17,525	2,159	34,274	7,059	4,285
1.40%	5,341	71	5,540	71	72
1.45%	37,911	120,254	542	46,801	6,326
1.50%	1,286	70	869	64	67
1.55%	156	70	135	2,146	71
1.60%	156	74	135	78	71
1.65%	178	70	112	20,735	71
1.70%	155	25,292	134	78	71
1.75%	174	70	202	63	67
1.80%	177	70	112	69	71
1.85%	173	70	123	63	66
Total	$5,555,470	$19,807,255	$3,061,365	$8,091,879	$114,695

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
0.55%	$2,062	$3,518	$117	$—	$137
0.75%	28,732	965,836	622,826	—	523,678
0.85%	40,009	—	—	—	—
0.95%	267,924	787,711	181,211	—	213,766
1.00%	2,088	147,994	64,034	—	10,708
1.05%	2,086	—	—	—	—
1.10%	3,161	—	—	—	—
1.15%	2,080	—	—	—	—
1.20%	45,440	119,793	4,204	—	1,415
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,075	—	—	5,402,564	—
1.30%	12,668	—	—	—	—
1.35%	8,530	—	—	—	—
1.40%	2,066	—	—	—	—
1.45%	23,161	—	—	—	—
1.50%	5,237	—	—	—	—
1.55%	2,058	—	—	—	—
1.60%	3,389	—	—	—	—
1.65%	2,053	—	—	—	—
1.70%	2,050	—	—	—	—
1.75%	2,047	—	—	—	—
1.80%	2,045	—	—	—	—
1.85%	2,042	—	—	—	—
Total	$463,003	$2,024,852	$872,392	$5,402,564	$749,704

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	317

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$—	$—	$2,030	$263,982	$769,135
0.75%	161,659	348,370	16,467	4,234,987	6,970,494
0.85%	—	—	12,109	21,559,559	27,657,401
0.95%	298,864	526,495	40,949	10,550,493	3,810,796
1.00%	—	—	19,527	608,351	1,641,451
1.05%	—	—	10,487	1,953,838	11,623,840
1.10%	—	—	69,655	4,241,829	6,289,498
1.15%	—	—	83	13	—
1.20%	—	—	9,983	3,786,633	951,254
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	83	84,868	115,303
1.30%	—	—	5,840	1,821,167	3,362,796
1.35%	—	—	6,244	755,122	—
1.40%	—	—	84	13	—
1.45%	—	—	3,591	2,432,928	75,381
1.50%	—	—	83	22,783	—
1.55%	—	—	83	16	—
1.60%	—	—	83	112,955	—
1.65%	—	—	83	13	—
1.70%	—	—	83	21,520	—
1.75%	—	—	83	12	—
1.80%	—	—	83	13	—
1.85%	—	—	83	12	—
Total	$460,523	$874,865	$197,796	$52,451,107	$63,267,349

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	$—	$83	$—	$75	$—
0.75%	—	31,611	—	2,779,960	—
0.85%	73,430	76,473	72,960	1,539,895	72,951
0.95%	96,596	90,812	243,954	2,110,040	249,541
1.00%	—	17,196	—	553,830	—
1.05%	6,326	8,355	22,067	733,540	1,582
1.10%	32,019	151,276	68,557	47,818	128,342
1.15%	78	82	77	—	89
1.20%	45,263	15,212	70,356	519,344	200,097
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,874	—	1,370	—
1.30%	102,458	350	38,286	255,439	10,031
1.35%	102,659	82	857	—	31,655
1.40%	78	82	3,506	—	89
1.45%	82	14,069	85	11,087	3,906
1.50%	19,978	82	72	—	192
1.55%	76	82	75	—	99
1.60%	82	82	84	—	99
1.65%	77	82	76	—	88
1.70%	82	82	84	—	98
1.75%	74	82	71	—	158
1.80%	77	82	75	—	88
1.85%	74	82	71	—	75
Total	$479,509	$410,213	$521,313	$8,552,398	$699,180

318	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
0.55%	$20,949	$70	$—	$—	$—
0.75%	2,647,021	6,031,857	—	—	—
0.85%	8,677,723	20,656,001	35,753	86,451	41,075
0.95%	6,178,296	3,475,247	226,555	684,580	140,052
1.00%	425,607	882,948	—	—	—
1.05%	2,026,526	11,424,746	13,813	45,781	19
1.10%	5,524,411	4,390,040	88,694	98,397	8,216
1.15%	17,927	—	82	79	14
1.20%	4,346,029	1,314,310	48,095	117,716	30,214
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,952	363,741	—	—	—
1.30%	535,494	2,674,423	56,755	81,885	16,173
1.35%	148,542	—	3,608	34,552	10,527
1.40%	20	—	82	3,629	14
1.45%	4,748,280	2,440,207	74	50,544	19
1.50%	38,387	—	1,046	15,221	14
1.55%	646,339	—	74	1,004	16
1.60%	102,925	—	74	2,167	19
1.65%	11	—	81	78	14
1.70%	20,948	—	74	2,154	19
1.75%	10	—	71	75	14
1.80%	11	—	81	78	14
1.85%	10	—	71	75	13
Total	$36,121,418	$53,653,590	$475,083	$1,224,466	$246,446

Subaccount	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
0.55%	$—	$—	$—	$—	$26,406
0.75%	—	—	—	—	2,224,576
0.85%	98,091	29,108	30,049	28,176	2,229,653
0.95%	840,188	128,079	267,132	71,502	2,148,478
1.00%	—	—	—	—	485,289
1.05%	193,829	14,851	32,123	21	1,370,752
1.10%	188,345	28,319	36,286	924	309,433
1.15%	89	78	13	16	—
1.20%	86,091	81,242	121,699	26,676	310,194
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	13,632
1.30%	60,743	16,564	30,665	21	138,459
1.35%	26,401	45,139	28,066	30,138	—
1.40%	88	78	4,816	15	—
1.45%	3,742	82	19	21	25,760
1.50%	2,721	20,096	6,603	14	—
1.55%	98	76	18	21	—
1.60%	1,096	82	19	21	—
1.65%	88	77	13	15	—
1.70%	97	81	19	21	—
1.75%	80	74	91	15	—
1.80%	88	77	13	15	—
1.85%	80	74	12	15	—
Total	$1,501,955	$364,177	$557,656	$157,647	$9,282,632

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	319

Subaccount	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.55%	$—	$14	$627,359	$19,598	$281,939
0.75%	—	18,223,597	75,380,289	12,995,129	32,805,234
0.85%	108,562	102,718,811	307,636,177	76,024,994	118,428,791
0.95%	369,802	128,081,627	44,679,690	53,953,374	17,249,348
1.00%	—	3,252,521	17,857,451	1,400,401	5,521,167
1.05%	36,766	27,176,124	140,511,769	8,252,517	43,967,147
1.10%	183,402	26,322,340	77,862,089	17,762,053	20,072,631
1.15%	15	299,365	—	13	—
1.20%	526,174	78,513,535	8,128,164	31,589,626	2,221,653
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	43,675	1,132,178	264,248	715,992
1.30%	67,970	15,340,815	37,334,153	6,032,601	7,452,119
1.35%	66,761	7,410,255	—	2,459,843	—
1.40%	15	167,334	—	5,750	—
1.45%	19	16,945,838	807,279	2,915,641	1,533,539
1.50%	8,996	290,752	—	599,427	—
1.55%	19	888,587	—	439,354	—
1.60%	1,386	1,639,911	—	55,009	—
1.65%	15	12	—	12	—
1.70%	19	488,328	—	102,204	—
1.75%	13	10	—	11	—
1.80%	15	12	—	12	—
1.85%	13	200,731	—	82,738	—
Total	$1,369,962	$428,004,194	$711,956,598	$214,954,555	$250,249,560

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	$1,480,750	$13	$—	$73	$73
0.75%	5,399,796	17,690,467	—	3,000	9,825
0.85%	17,968,069	55,006,438	68,199	73	14,206
0.95%	27,079,891	10,327,847	247,050	4,856	9,154
1.00%	461,172	1,544,944	—	73	73
1.05%	6,128,663	33,178,605	43,493	14,893	76
1.10%	6,906,926	13,633,648	103,010	73	2,618
1.15%	1,417,719	—	94	73	73
1.20%	15,019,102	2,303,091	117,982	16,281	4,240
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	102,593	252,755	—	73	73
1.30%	4,957,211	8,376,889	51,968	73	72
1.35%	1,828,783	—	53,276	73	72
1.40%	217,879	—	4,586	73	72
1.45%	3,349,922	1,352,430	4,295	73	72
1.50%	52,767	—	4,016	73	72
1.55%	1,432,898	—	109	73	72
1.60%	329,324	—	108	73	72
1.65%	388,701	—	94	73	72
1.70%	112,971	—	106	12,888	25,581
1.75%	11	—	75	73	72
1.80%	95,243	—	93	73	72
1.85%	91,708	—	75	73	72
Total	$94,822,099	$143,667,127	$698,629	$53,159	$66,784

320	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$—	$—	$—	$—	$5,534
0.75%	—	—	—	—	2,675,195
0.85%	2,236	19,338	1,903	68,575	541,094
0.95%	273,435	36,838	117,210	91,606	1,395,452
1.00%	—	—	—	—	340,056
1.05%	9	1,857	42,399	1,498	243,115
1.10%	37,755	650	17,775	16,082	49,140
1.15%	14	15	13	13	—
1.20%	19,765	26,968	5,326	9,657	391,198
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	665
1.30%	38,723	12,449	19,899	2,338	63,486
1.35%	272	13,242	21,370	15	—
1.40%	14	5,643	13	13	—
1.45%	17	21	17	15	14
1.50%	12	155	4,667	11	—
1.55%	17	21	18	15	—
1.60%	17	21	17	15	—
1.65%	14	15	13	13	—
1.70%	17	21	18	15	—
1.75%	12	14	87	11	—
1.80%	14	15	13	13	—
1.85%	12	14	12	11	—
Total	$372,355	$117,297	$230,770	$189,916	$5,704,949

Subaccount	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
0.55%	$—	$75	$—	$15	$—
0.75%	—	4,243	—	822,389	—
0.85%	180	4,964	16,722	712,231	33,270
0.95%	241,948	64,967	108,201	309,665	138,593
1.00%	—	74	—	133,802	—
1.05%	47,721	77	14,785	374,774	35,590
1.10%	27,518	74	14,974	35,104	57,579
1.15%	90	74	14	—	75
1.20%	14,128	14,829	55,592	118,308	28,344
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	74	—	11	—
1.30%	24,211	5,494	67,924	55,484	10,997
1.35%	18,727	34,106	10	—	20,150
1.40%	89	74	14	—	75
1.45%	3,121	74	17	2,204	78
1.50%	76	74	5,522	—	620
1.55%	92	74	17	—	78
1.60%	92	74	17	—	78
1.65%	89	74	14	—	74
1.70%	92	74	17	—	78
1.75%	155	73	13	—	74
1.80%	89	73	14	—	74
1.85%	75	73	13	—	74
Total	$378,493	$129,788	$283,880	$2,563,987	$325,901

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	321

Subaccount	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	$—	$112	$75	$15,841	$62,791
0.75%	—	175,027	405,340	4,731,985	6,735,904
0.85%	21,242	155,708	432,234	1,714,482	3,000,494
0.95%	112,921	133,917	746,569	2,951,776	4,764,475
1.00%	—	25,008	74	821,459	983,471
1.05%	8,988	183,040	61,133	938,740	1,137,608
1.10%	129,268	871	87,865	216,881	247,532
1.15%	16	—	74	—	—
1.20%	39,466	18,011	102,563	468,893	698,318
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	12,960	74	14,245	32,103
1.30%	46,790	34,119	24,319	261,462	275,374
1.35%	25,938	—	44,181	—	—
1.40%	5,666	—	74	—	—
1.45%	19	568	76	26,006	23,911
1.50%	799	—	74	—	—
1.55%	18	—	76	—	—
1.60%	19	—	76	—	—
1.65%	16	—	74	—	—
1.70%	19	—	26,143	—	—
1.75%	13	—	20,379	—	—
1.80%	15	—	74	—	—
1.85%	13	—	74	—	—
Total	$391,226	$739,341	$1,951,621	$12,161,770	$17,961,981

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$—	$10,588	$267	$102	$70
0.75%	1,431,643	799,544	1,143,007	889,685	30,237
0.85%	—	333,472	460,787	675,115	22,642
0.95%	577,850	574,132	814,911	614,890	115,194
1.00%	181,958	200,149	212,849	107,944	22,727
1.05%	—	370,082	468,258	331,566	68
1.10%	—	42,804	59,188	367,140	39,062
1.15%	—	—	106	100	68
1.20%	30,899	57,967	69,907	109,023	7,750
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	81	6,122	22,612	68
1.30%	—	52,632	34,941	24,114	68
1.35%	—	—	7,915	43,631	3,833
1.40%	—	—	105	99	68
1.45%	—	8,840	5,079	34,158	3,132
1.50%	—	—	741	5,204	6,184
1.55%	—	—	122	121	68
1.60%	—	—	122	2,397	68
1.65%	—	—	104	99	68
1.70%	—	—	122	120	68
1.75%	—	—	90	95	68
1.80%	—	—	103	98	67
1.85%	—	—	90	94	67
Total	$2,222,350	$2,450,291	$3,284,936	$3,228,407	$251,645

322	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2015	297	$1.09	to	$1.05	$321	0.87%	0.55%	to	1.85%	(1.85%)		to	(3.11%)
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%		to	2.29%
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00	%(9)	to	4.09	%(9)
AB VPS Global Thematic Gro, Cl B
2015	853	$1.43	to	$1.42	$1,244	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10	to	$1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	1,355	$0.97	to	$1.00	$1,362	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
AB VPS Gro & Inc, Cl B
2015	3,011	$1.87	to	$1.61	$5,616	1.20%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27	to	$1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
2011	5,755	$1.09	to	$0.97	$6,434	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
AB VPS Intl Val, Cl B
2015	5,809	$1.17	to	$0.80	$8,303	2.11%	0.55%	to	1.45%	1.84%		to	0.93%
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01	to	$0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%
2011	11,102	$0.89	to	$0.63	$12,695	3.66%	0.55%	to	1.45%	(19.88%)		to	(20.60%)
AB VPS Lg Cap Gro, Cl B
2015	616	$2.12	to	$1.49	$1,305	—	0.85%	to	1.85%	9.92%		to	8.82%
2014	458	$1.93	to	$1.37	$883	—	0.85%	to	1.85%	12.88%		to	11.75%
2013	341	$1.71	to	$1.23	$581	—	0.85%	to	1.85%	35.84%		to	24.41	%(9)
2012	301	$1.26	to	$0.98	$379	0.04%	0.85%	to	1.80%	15.14%		to	(0.54	%)(7)
2011	183	$1.09	to	$1.15	$200	0.09%	0.85%	to	1.70%	(4.09%)		to	(4.90%)
ALPS Alerian Engy Infr, Class III
2015	1,451	$0.73	to	$0.71	$1,053	0.84%	0.55%	to	1.85%	(38.26%)		to	(39.07%)
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%		to	9.86%
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81	%(10)	to	5.88	%(10)
AC VP Intl, Cl I
2015	315	$1.18	to	$1.15	$367	0.38%	0.75%	to	0.95%	0.00%		to	(0.19%)
2014	382	$1.18	to	$1.15	$445	1.72%	0.75%	to	0.95%	(6.21%)		to	(6.40%)
2013	409	$1.26	to	$1.23	$509	1.72%	0.75%	to	0.95%	21.50%		to	21.25%
2012	459	$1.04	to	$1.01	$471	0.90%	0.75%	to	0.95%	20.26%		to	20.01%
2011	574	$0.86	to	$0.84	$489	1.43%	0.75%	to	0.95%	(12.70%)		to	(12.87%)
AC VP Intl, Cl II
2015	894	$1.70	to	$2.03	$1,476	0.22%	0.55%	to	1.20%	(0.05%)		to	(0.69%)
2014	1,044	$1.70	to	$2.04	$1,718	1.56%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	1,220	$1.82	to	$2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
2012	1,431	$1.49	to	$1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
2011	1,635	$1.24	to	$1.52	$1,968	1.30%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
AC VP Mid Cap Val, Cl II
2015	2,380	$1.73	to	$1.99	$4,591	1.50%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18	to	$1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
2011	3,661	$1.02	to	$1.22	$4,172	1.18%	0.55%	to	1.45%	(1.39%)		to	(2.27%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	323

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Ultra, Cl II
2015	1,269	$1.91	to	$1.92	$2,444	0.30%	0.55%	to	1.45%	5.47%		to	4.52%
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21	to	$1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	2,071	$1.07	to	$1.12	$2,273	—	0.55%	to	1.45%	0.31%		to	(0.59%)
AC VP Val, Cl I
2015	378	$2.86	to	$2.77	$1,064	2.12%	0.75%	to	0.95%	(4.60%)		to	(4.79%)
2014	431	$2.99	to	$2.91	$1,273	1.54%	0.75%	to	0.95%	12.23%		to	12.01%
2013	458	$2.67	to	$2.60	$1,208	1.65%	0.75%	to	0.95%	30.74%		to	30.48%
2012	502	$2.04	to	$1.99	$1,015	1.91%	0.75%	to	0.95%	13.72%		to	13.49%
2011	568	$1.79	to	$1.75	$1,009	2.00%	0.75%	to	0.95%	0.26%		to	0.06%
AC VP Val, Cl II
2015	7,631	$1.87	to	$1.19	$15,370	1.98%	0.55%	to	1.85%	(4.55%)		to	(5.78%)
2014	8,157	$1.96	to	$1.27	$17,466	1.39%	0.55%	to	1.85%	12.27%		to	10.83%
2013	8,694	$1.75	to	$1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31	%(9)
2012	9,741	$1.34	to	$1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87	%(7)
2011	10,663	$1.17	to	$1.15	$14,196	1.88%	0.55%	to	1.70%	0.31%		to	(0.83%)
BlackRock Global Alloc, Cl III
2015	5,408	$1.17	to	$1.04	$6,240	1.16%	0.55%	to	1.85%	(1.54%)		to	(2.82%)
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%		to	0.06%
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33	%(9)
2012	551	$1.03	to	$1.02	$567	4.59%	0.55%	to	1.80%	2.68	%(7)	to	1.83	%(7)
Calvert VP SRI Bal, Cl I
2015	962	$1.60	to	$1.76	$1,401	0.11%	0.55%	to	1.20%	(2.72%)		to	(3.36%)
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%		to	8.35%
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28	to	$1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
2011	1,560	$1.17	to	$1.32	$1,669	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
CB Var Sm Cap Gro, Cl I
2015	758	$1.83	to	$1.70	$1,347	—	0.55%	to	1.45%	(4.90%)		to	(5.75%)
2014	881	$1.93	to	$1.80	$1,651	—	0.55%	to	1.45%	3.51%		to	2.58%
2013	979	$1.86	to	$1.75	$1,780	0.04%	0.55%	to	1.45%	46.24%		to	44.93%
2012	684	$1.27	to	$1.21	$853	0.38%	0.55%	to	1.45%	18.77%		to	17.71%
2011	590	$1.07	to	$1.03	$622	—	0.55%	to	1.45%	0.83%		to	(0.07%)
Col VP Bal, Cl 3
2015	7,199	$1.82	to	$1.19	$13,912	—	0.55%	to	1.85%	1.15%		to	(0.16%)
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%		to	8.11%
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58	%(9)
2012	6,128	$1.36	to	$1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61	%(7)
2011	6,971	$1.19	to	$1.15	$9,600	—	0.55%	to	1.70%	1.83%		to	0.66%
Col VP Govt Money Mkt, Cl 2
2015	3,748	$0.96	to	$0.95	$3,580	0.01%	0.85%	to	1.85%	(0.83%)		to	(1.85%)
2014	1,137	$0.96	to	$0.97	$1,108	0.01%	0.85%	to	1.85%	(0.82%)		to	(1.85%)
2013	967	$0.97	to	$0.99	$957	0.01%	0.85%	to	1.85%	(0.82%)		to	(1.25	%)(9)
2012	332	$0.98	to	$0.99	$339	0.01%	0.85%	to	1.80%	(0.85%)		to	(1.20	%)(7)
2011	976	$0.99	to	$0.98	$974	0.01%	0.85%	to	1.70%	(0.84%)		to	(1.69%)
Col VP Govt Money Mkt, Cl 3
2015	13,090	$1.08	to	$0.96	$13,887	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.44%)
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2012	17,758	$1.10	to	$1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2011	23,583	$1.11	to	$1.01	$26,433	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)

324	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Commodity Strategy, Cl 2
2015	102	$0.55	to	$0.53	$57	—	0.55%	to	1.85%	(24.19%)		to	(25.17%)
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)		to	(22.90%)
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82	%)(10)	to	(6.65	%)(10)
Col VP Contrarian Core, Cl 2
2015	745	$1.39	to	$1.35	$1,027	—	0.55%	to	1.85%	2.17%		to	0.85%
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%		to	10.76%
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89	%(9)	to	18.84	%(9)
Col VP Long Govt/Cr Bond, Cl 2
2015	499	$0.99	to	$0.96	$490	1.90%	0.55%	to	1.85%	(0.77%)		to	(2.05%)
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45	%)(10)	to	(5.29	%)(10)
Col VP Div Abs Return, Cl 2
2015	104	$0.91	to	$0.88	$94	—	0.55%	to	1.85%	(1.38%)		to	(2.65%)
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12	%)(9)	to	(5.96	%)(9)
Col VP Divd Opp, Cl 2
2015	661	$1.69	to	$1.14	$1,105	—	0.85%	to	1.85%	(3.71%)		to	(4.67%)
2014	517	$1.75	to	$1.19	$900	—	0.85%	to	1.85%	8.86%		to	7.77%
2013	601	$1.61	to	$1.11	$962	—	0.85%	to	1.85%	25.46%		to	9.88	%(9)
2012	333	$1.28	to	$1.01	$425	—	0.85%	to	1.80%	12.90%		to	1.81	%(7)
2011	132	$1.14	to	$1.12	$150	—	0.85%	to	1.70%	(5.89%)		to	(6.70%)
Col VP Divd Opp, Cl 3
2015	14,185	$1.88	to	$1.40	$30,245	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42	to	$1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	27,637	$1.25	to	$0.96	$39,787	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
Col VP Emerg Mkts Bond, Cl 2
2015	332	$0.90	to	$0.87	$296	1.62%	0.55%	to	1.85%	(1.86%)		to	(3.13%)
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%		to	(0.43%)
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44	%)(9)	to	(10.27	%)(9)
Col VP Emer Mkts, Cl 2
2015	698	$0.97	to	$0.83	$666	0.11%	0.85%	to	1.85%	(9.83%)		to	(10.73%)
2014	704	$1.07	to	$0.93	$747	0.17%	0.85%	to	1.85%	(3.22%)		to	(4.19%)
2013	373	$1.11	to	$0.97	$411	0.51%	0.85%	to	1.85%	(2.70%)		to	(4.57	%)(9)
2012	230	$1.14	to	$1.05	$262	0.34%	0.85%	to	1.80%	19.34%		to	6.15	%(7)
2011	177	$0.95	to	$0.94	$169	1.14%	0.85%	to	1.70%	(21.76%)		to	(22.43%)
Col VP Emer Mkts, Cl 3
2015	4,709	$2.02	to	$1.26	$8,778	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)		to	(3.68%)
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	7,079	$2.36	to	$1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
2011	8,541	$1.97	to	$1.26	$15,927	1.13%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
Col VP Global Bond, Cl 2
2015	307	$0.96	to	$0.83	$294	—	0.85%	to	1.85%	(7.01%)		to	(7.93%)
2014	301	$1.04	to	$0.91	$310	—	0.85%	to	1.85%	(0.25%)		to	(1.26%)
2013	355	$1.04	to	$0.92	$368	5.47%	0.85%	to	1.85%	(8.61%)		to	(8.21	%)(9)
2012	453	$1.14	to	$1.04	$513	2.46%	0.85%	to	1.80%	5.39%		to	2.32	%(7)
2011	384	$1.08	to	$1.07	$414	3.22%	0.85%	to	1.70%	3.74%		to	2.84%
Col VP Global Bond, Cl 3
2015	5,683	$1.22	to	$1.12	$8,499	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	9,864	$1.42	to	$1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	11,174	$1.34	to	$1.28	$18,899	2.84%	0.55%	to	1.45%	4.21%		to	3.28%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	325

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Hi Yield Bond, Cl 2
2015	543	$1.37	to	$0.99	$733	5.55%	0.85%	to	1.85%	(2.24%)		to	(3.22%)
2014	611	$1.40	to	$1.03	$846	6.42%	0.85%	to	1.85%	2.64%		to	1.61%
2013	554	$1.36	to	$1.01	$748	6.56%	0.85%	to	1.85%	5.09%		to	0.19	%(9)
2012	501	$1.30	to	$1.09	$647	6.62%	0.85%	to	1.80%	14.64%		to	7.65	%(7)
2011	191	$1.13	to	$1.12	$215	9.76%	0.85%	to	1.70%	4.57%		to	3.68%
Col VP Hi Yield Bond, Cl 3
2015	6,051	$1.95	to	$1.66	$13,457	5.97%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%		to	2.12%
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82	to	$1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
2011	11,018	$1.58	to	$1.40	$20,520	8.18%	0.55%	to	1.45%	5.10%		to	4.15%
Col VP Inc Opp, Cl 2
2015	4,149	$0.91	to	$0.88	$5,064	9.26%	0.55%	to	1.85%	(1.75%)		to	(3.02%)
2014	4,508	$0.93	to	$0.91	$5,584	—	0.55%	to	1.85%	3.11%		to	1.77%
2013	5,040	$0.90	to	$0.89	$6,027	8.82%	0.55%	to	1.85%	1.13	%(8)	to	0.03	%(9)
2012	336	$1.28	to	$1.09	$429	6.14%	0.85%	to	1.80%	13.75%		to	7.53	%(7)
2011	273	$1.13	to	$1.11	$308	10.20%	0.85%	to	1.70%	5.28%		to	4.38%
Col VP Inc Opp, Cl 3
2015	3,718	$1.87	to	$1.63	$6,584	9.19%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76	to	$1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
2011	7,832	$1.54	to	$1.40	$11,617	9.04%	0.55%	to	1.45%	5.68%		to	4.73%
Col VP Inter Bond, Cl 2
2015	908	$1.15	to	$0.97	$1,027	1.07%	0.85%	to	1.85%	(0.89%)		to	(1.89%)
2014	608	$1.16	to	$0.99	$695	2.40%	0.85%	to	1.85%	4.32%		to	3.26%
2013	693	$1.11	to	$0.95	$762	4.19%	0.85%	to	1.85%	(3.26%)		to	(4.77	%)(9)
2012	871	$1.14	to	$1.04	$992	3.87%	0.85%	to	1.80%	6.58%		to	3.43	%(7)
2011	476	$1.07	to	$1.06	$511	5.09%	0.85%	to	1.70%	5.58%		to	4.67%
Col VP Inter Bond, Cl 3
2015	17,809	$1.46	to	$1.31	$28,925	1.32%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%		to	3.80%
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%)		to	(3.80%)
2012	33,306	$1.44	to	$1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	36,531	$1.34	to	$1.25	$55,558	4.53%	0.55%	to	1.45%	6.10%		to	5.14%
Col VP Intl Opp, Cl 2
2015	1,858	$1.11	to	$1.04	$2,106	0.29%	0.55%	to	1.85%	(0.58%)		to	(1.87%)
2014	2,092	$1.11	to	$1.06	$2,403	0.03%	0.55%	to	1.85%	(5.61%)		to	(6.84%)
2013	2,166	$1.18	to	$1.14	$2,641	0.44%	0.55%	to	1.85%	19.74%		to	12.16	%(9)
2012	2,207	$0.99	to	$1.03	$2,259	0.93%	0.55%	to	1.80%	16.97%		to	2.35	%(7)
2011	2,738	$0.84	to	$1.00	$2,391	0.80%	0.55%	to	1.70%	(16.64%)		to	(17.60%)
Col VP Lg Cap Gro, Cl 2
2015	302	$2.17	to	$1.40	$646	—	0.85%	to	1.85%	7.89%		to	6.80%
2014	249	$2.01	to	$1.31	$493	—	0.85%	to	1.85%	12.96%		to	11.83%
2013	60	$1.78	to	$1.17	$106	—	0.85%	to	1.85%	28.91%		to	17.80	%(9)
2012	35	$1.38	to	$1.01	$48	—	0.85%	to	1.80%	19.05%		to	0.85	%(7)
2011	0	$1.16	to	$1.14	$0	—	0.85%	to	1.70%	(4.19%)		to	(5.01%)
Col VP Lg Cap Gro, Cl 3
2015	4,927	$2.04	to	$1.76	$5,446	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28	to	$1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	6,775	$1.07	to	$0.96	$3,902	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)

326	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2015	6,084	$1.96	to	$1.28	$10,222	—	0.55%	to	1.85%	0.31%		to	(0.99%)
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90	%(9)
2012	5,966	$1.32	to	$1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24	%(7)
2011	6,611	$1.15	to	$1.17	$6,516	—	0.55%	to	1.70%	1.07%		to	(0.09%)
Col VP Disciplined Core, Cl 2
2015	242	$2.14	to	$1.33	$512	—	0.85%	to	1.85%	(0.23%)		to	(1.23%)
2014	113	$2.14	to	$1.34	$241	—	0.85%	to	1.85%	14.12%		to	12.97%
2013	11	$1.88	to	$1.19	$21	—	0.85%	to	1.85%	32.35%		to	17.93	%(9)
2012	2	$1.42	to	$0.99	$3	—	0.85%	to	1.80%	12.78%		to	(0.38	%)(7)
2011	0	$1.26	to	$1.24	$0	—	0.85%	to	1.70%	4.19%		to	3.30%
Col VP Disciplined Core, Cl 3
2015	11,735	$1.91	to	$1.63	$20,572	—	0.55%	to	1.45%	0.20%		to	(0.70%)
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25	to	$1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
2011	20,464	$1.11	to	$0.98	$20,557	—	0.55%	to	1.45%	4.65%		to	3.72%
Col VP Limited Duration Cr, Cl 2
2015	1,573	$0.92	to	$0.93	$1,603	4.64%	0.55%	to	1.85%	(3.01%)		to	(4.29%)
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(12)	to	(1.53%)
2013	409	$1.08	to	$0.99	$440	1.85%	0.85%	to	1.85%	0.33%		to	(0.91	%)(9)
2012	290	$1.08	to	$1.02	$311	2.25%	0.85%	to	1.80%	5.15%		to	2.11	%(7)
2011	126	$1.02	to	$1.01	$129	1.58%	0.85%	to	1.70%	1.24%		to	0.37%
Col VP Man Vol Conserv, Cl 2
2015	16,694	$1.02	to	$1.00	$17,007	—	0.55%	to	1.85%	(1.68%)		to	(2.95%)
2014	6,922	$1.04	to	$1.03	$7,205	—	0.55%	to	1.85%	3.87%		to	2.52%
2013	3,948	$1.00	to	$1.00	$3,976	—	0.55%	to	1.85%	(0.06	%)(11)	to	(0.26	%)(9)
Col VP Man Vol Conserv Gro, Cl 2
2015	46,715	$1.03	to	$1.03	$48,852	—	0.55%	to	1.85%	(2.37%)		to	(3.63%)
2014	33,121	$1.05	to	$1.07	$35,605	—	0.55%	to	1.85%	4.12%		to	2.77%
2013	9,664	$1.01	to	$1.04	$10,051	—	0.55%	to	1.85%	0.61	%(11)	to	2.89	%(9)
Col VP Man Vol Gro, Cl 2
2015	343,123	$1.03	to	$1.08	$372,347	—	0.55%	to	1.85%	(3.87%)		to	(5.12%)
2014	257,166	$1.07	to	$1.14	$290,133	—	0.55%	to	1.85%	4.37%		to	3.01%
2013	107,696	$1.03	to	$1.11	$117,097	—	0.55%	to	1.85%	1.95	%(11)	to	9.48	%(9)
Col VP Man Vol Mod Gro, Cl 2
2015	647,141	$1.03	to	$1.05	$726,496	—	0.55%	to	1.85%	(3.05%)		to	(4.31%)
2014	548,588	$1.06	to	$1.10	$638,388	—	0.55%	to	1.85%	4.28%		to	2.93%
2013	361,215	$1.02	to	$1.07	$409,272	—	0.55%	to	1.85%	1.40	%(11)	to	6.57	%(9)
2012	149,031	$1.02	to	$1.02	$152,054	—	0.95%	to	1.80%	1.64	%(7)	to	1.07	%(7)
Col VP Mid Cap Gro, Cl 2
2015	124	$1.70	to	$1.29	$208	—	0.85%	to	1.85%	4.48%		to	3.43%
2014	93	$1.62	to	$1.24	$148	—	0.85%	to	1.85%	6.24%		to	5.17%
2013	37	$1.53	to	$1.18	$56	—	0.85%	to	1.85%	29.79%		to	18.62	%(9)
2012	35	$1.18	to	$0.95	$41	—	0.85%	to	1.80%	10.18%		to	(4.00	%)(7)
2011	17	$1.07	to	$1.06	$19	—	0.85%	to	1.70%	(15.92%)		to	(16.64%)
Col VP Mid Cap Gro, Cl 3
2015	2,309	$1.96	to	$1.79	$3,938	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%		to	5.73%
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34	to	$1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	3,564	$1.21	to	$1.15	$3,933	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	327

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Val, Cl 2
2015	294	$1.92	to	$1.24	$557	—	0.85%	to	1.85%	(5.89%)		to	(6.84%)
2014	272	$2.04	to	$1.33	$547	—	0.85%	to	1.85%	11.15%		to	10.04%
2013	82	$1.83	to	$1.21	$150	—	0.85%	to	1.85%	36.43%		to	19.79	%(9)
2012	81	$1.34	to	$1.04	$108	—	0.85%	to	1.80%	17.28%		to	3.80	%(7)
2011	72	$1.15	to	$1.13	$82	—	0.85%	to	1.70%	(9.35%)		to	(10.13%)
Col VP Mid Cap Val, Cl 3
2015	1,743	$1.93	to	$1.64	$3,389	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34	to	$1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	3,111	$1.14	to	$1.00	$3,596	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
Col VP Select Intl Eq, Cl 2
2015	203	$1.38	to	$1.04	$277	0.77%	0.85%	to	1.85%	4.06%		to	3.01%
2014	102	$1.32	to	$1.01	$136	1.55%	0.85%	to	1.85%	(9.49%)		to	(10.40%)
2013	108	$1.46	to	$1.13	$158	1.51%	0.85%	to	1.85%	21.06%		to	10.62	%(9)
2012	138	$1.21	to	$1.06	$168	1.49%	0.85%	to	1.80%	16.50%		to	5.06	%(7)
2011	127	$1.04	to	$1.02	$132	1.43%	0.85%	to	1.70%	(13.24%)		to	(13.98%)
Col VP Select Intl Eq, Cl 3
2015	3,361	$1.66	to	$1.20	$4,782	0.92%	0.55%	to	1.45%	4.46%		to	3.52%
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44	to	$1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
2011	6,258	$1.23	to	$0.92	$6,587	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
Col VP Select Lg Cap Val, Cl 2
2015	122	$1.95	to	$1.22	$234	—	0.85%	to	1.85%	(5.96%)		to	(6.90%)
2014	132	$2.07	to	$1.31	$268	—	0.85%	to	1.85%	10.29%		to	9.19%
2013	95	$1.88	to	$1.20	$177	—	0.85%	to	1.85%	36.55%		to	19.30	%(9)
2012	14	$1.37	to	$1.02	$20	—	0.85%	to	1.80%	17.17%		to	3.89	%(7)
2011	15	$1.17	to	$1.16	$17	—	0.85%	to	1.70%	(2.62%)		to	(3.45%)
Col VP Select Lg Cap Val, Cl 3
2015	613	$1.88	to	$1.58	$1,074	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%		to	9.77%
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31	to	$1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	804	$1.11	to	$0.97	$849	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
Col VP Select Sm Cap Val, Cl 2
2015	96	$1.99	to	$1.27	$188	—	0.85%	to	1.85%	(4.12%)		to	(5.08%)
2014	99	$2.08	to	$1.34	$203	—	0.85%	to	1.85%	4.89%		to	3.85%
2013	45	$1.98	to	$1.29	$89	—	0.85%	to	1.85%	46.97%		to	29.23	%(9)
2012	38	$1.35	to	$1.01	$51	—	0.85%	to	1.80%	16.72%		to	2.11	%(7)
2011	40	$1.15	to	$1.14	$46	—	0.85%	to	1.70%	(9.46%)		to	(10.24%)
Col VP Select Sm Cap Val, Cl 3
2015	988	$1.96	to	$1.71	$2,198	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31	to	$1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	1,526	$1.12	to	$1.01	$2,001	—	0.55%	to	1.45%	(9.02%)		to	(9.83%)
Col VP Strategic Inc, Cl 2
2015	452	$1.04	to	$0.95	$467	36.34%	0.85%	to	1.85%	(2.75%)		to	(3.73%)
2014	429	$1.07	to	$0.99	$457	2.77%	0.85%	to	1.85%	2.54%		to	1.51%
2013	472	$1.04	to	$0.97	$492	4.33%	0.85%	to	1.85%	(0.72%)		to	(3.10	%)(9)
2012	449	$1.05	to	$1.07	$472	4.98%	0.85%	to	1.80%	11.01%		to	5.63	%(7)
2011	239	$0.95	to	$0.94	$227	—	0.85%	to	1.70%	1.54	%(5)	to	0.95	%(5)

328	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Eq, Cl 2
2015	217	$1.82	to	$1.11	$390	—	0.85%	to	1.85%	(7.37%)		to	(8.30%)
2014	185	$1.97	to	$1.21	$357	—	0.85%	to	1.85%	2.17%		to	1.14%
2013	133	$1.93	to	$1.20	$256	—	0.85%	to	1.85%	33.59%		to	20.67	%(9)
2012	127	$1.44	to	$1.02	$183	—	0.85%	to	1.80%	18.55%		to	3.18	%(7)
2011	109	$1.22	to	$1.20	$133	—	0.85%	to	1.70%	(5.86%)		to	(6.66%)
Col VP US Govt Mtge, Cl 2
2015	306	$1.03	to	$1.00	$315	2.73%	0.85%	to	1.85%	0.34%		to	(0.67%)
2014	230	$1.03	to	$1.00	$237	1.57%	0.85%	to	1.85%	4.68%		to	3.62%
2013	299	$0.98	to	$0.97	$294	0.46%	0.85%	to	1.85%	(2.81%)		to	(3.21	%)(9)
2012	304	$1.01	to	$1.00	$308	0.82%	0.85%	to	1.80%	0.63%		to	(0.32	%)(7)
2011	203	$1.01	to	$0.99	$205	0.69%	0.85%	to	1.70%	0.37%		to	(0.50%)
Col VP US Govt Mtge, Cl 3
2015	4,002	$1.20	to	$1.08	$5,092	2.77%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%		to	4.26%
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%)		to	(3.38%)
2012	9,924	$1.17	to	$1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
2011	12,543	$1.15	to	$1.07	$15,460	0.90%	0.55%	to	1.45%	0.83%		to	(0.09%)
CS Commodity Return
2015	1,833	$0.48	to	$0.45	$856	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	3,157	$0.87	to	$0.84	$2,709	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	3,994	$0.90	to	$0.87	$3,531	2.41%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
Deutsche Alt Asset Alloc VIP, Cl B
2015	825	$0.96	to	$0.89	$778	2.76%	0.55%	to	1.85%	(7.05%)		to	(8.26%)
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35	%)(9)
2012	310	$1.00	to	$0.99	$311	—	0.55%	to	1.80%	3.67	%(7)	to	2.80	%(7)
Drey VIF Intl Eq, Serv
2015	168	$1.20	to	$1.13	$200	3.29%	0.85%	to	1.45%	0.31%		to	(0.29%)
2014	284	$1.20	to	$1.14	$337	2.06%	0.85%	to	1.45%	(3.72%)		to	(4.29%)
2013	331	$1.24	to	$1.19	$408	2.02%	0.85%	to	1.45%	16.44%		to	15.74%
2012	210	$1.07	to	$1.03	$222	0.14%	0.85%	to	1.45%	21.79%		to	21.06%
2011	233	$0.88	to	$0.85	$203	1.88%	0.85%	to	1.45%	(15.63%)		to	(16.14%)
EV VT Floating-Rate Inc
2015	6,828	$1.30	to	$1.19	$8,550	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%		to	(0.87%)
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%
2012	8,845	$1.28	to	$1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
2011	9,557	$1.20	to	$1.14	$11,213	4.23%	0.55%	to	1.45%	1.98%		to	1.08%
Fid VIP Contrafund, Serv Cl 2
2015	15,536	$1.74	to	$1.27	$27,019	0.77%	0.55%	to	1.85%	(0.13%)		to	(1.43%)
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%		to	9.61%
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98	%(9)
2012	19,207	$1.20	to	$1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72	%(7)
2011	21,427	$1.04	to	$1.15	$22,615	0.72%	0.55%	to	1.70%	(3.32%)		to	(4.42%)
Fid VIP Gro & Inc, Serv Cl
2015	719	$1.69	to	$1.63	$1,190	1.85%	0.75%	to	0.95%	(3.08%)		to	(3.27%)
2014	852	$1.74	to	$1.69	$1,457	1.65%	0.75%	to	0.95%	9.56%		to	9.34%
2013	931	$1.59	to	$1.55	$1,456	1.73%	0.75%	to	0.95%	32.46%		to	32.20%
2012	1,205	$1.20	to	$1.17	$1,426	2.08%	0.75%	to	0.95%	17.51%		to	17.28%
2011	1,351	$1.02	to	$1.00	$1,370	1.57%	0.75%	to	0.95%	0.82%		to	0.62%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	329

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Gro & Inc, Serv Cl 2
2015	4,191	$1.87	to	$2.12	$8,172	1.81%	0.55%	to	1.20%	(3.07%)		to	(3.70%)
2014	4,689	$1.93	to	$2.20	$9,437	1.53%	0.55%	to	1.20%	9.62%		to	8.91%
2013	5,190	$1.76	to	$2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%		to	31.66%
2012	6,108	$1.33	to	$1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%		to	16.83%
2011	7,408	$1.13	to	$1.31	$8,796	1.42%	0.55%	to	1.20%	0.80%		to	0.15%
Fid VIP Mid Cap, Serv Cl
2015	801	$3.28	to	$3.18	$2,581	0.39%	0.75%	to	0.95%	(2.24%)		to	(2.43%)
2014	890	$3.36	to	$3.26	$2,940	0.15%	0.75%	to	0.95%	5.40%		to	5.19%
2013	1,044	$3.18	to	$3.10	$3,280	0.40%	0.75%	to	0.95%	35.05%		to	34.78%
2012	1,283	$2.36	to	$2.30	$2,993	0.51%	0.75%	to	0.95%	13.89%		to	13.66%
2011	1,494	$2.07	to	$2.02	$3,064	0.13%	0.75%	to	0.95%	(11.38%)		to	(11.56%)
Fid VIP Mid Cap, Serv Cl 2
2015	8,651	$2.39	to	$1.22	$24,031	0.24%	0.55%	to	1.85%	(2.17%)		to	(3.43%)
2014	9,899	$2.44	to	$1.27	$28,316	0.02%	0.55%	to	1.85%	5.45%		to	4.09%
2013	11,594	$2.31	to	$1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%		to	22.16	%(9)
2012	13,019	$1.71	to	$1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%		to	0.79	%(7)
2011	15,096	$1.50	to	$1.08	$28,052	0.02%	0.55%	to	1.70%	(11.34%)		to	(12.35%)
Fid VIP Overseas, Serv Cl
2015	235	$1.36	to	$1.32	$313	1.21%	0.75%	to	0.95%	2.72%		to	2.51%
2014	261	$1.33	to	$1.29	$339	1.07%	0.75%	to	0.95%	(8.85%)		to	(9.03%)
2013	358	$1.45	to	$1.42	$513	1.28%	0.75%	to	0.95%	29.40%		to	29.14%
2012	383	$1.12	to	$1.10	$424	1.74%	0.75%	to	0.95%	19.64%		to	19.40%
2011	474	$0.94	to	$0.92	$438	1.13%	0.75%	to	0.95%	(17.85%)		to	(18.01%)
Fid VIP Overseas, Serv Cl 2
2015	2,705	$1.59	to	$1.17	$4,237	1.07%	0.55%	to	1.45%	2.73%		to	1.81%
2014	3,236	$1.55	to	$1.15	$4,899	1.07%	0.55%	to	1.45%	(8.80%)		to	(9.62%)
2013	3,466	$1.69	to	$1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%		to	28.29%
2012	3,619	$1.31	to	$0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%		to	18.64%
2011	4,582	$1.09	to	$0.84	$5,107	1.02%	0.55%	to	1.45%	(17.79%)		to	(18.53%)
Fid VIP Strategic Inc, Serv Cl 2
2015	1,412	$0.99	to	$0.95	$1,381	2.81%	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%		to	1.48%
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08	%)(9)	to	(2.95	%)(9)
FTVIPT Frank Global Real Est, Cl 2
2015	3,633	$1.26	to	$1.00	$6,437	3.25%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%		to	13.36%
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09	to	$0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	5,014	$0.86	to	$0.70	$6,543	7.73%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
FTVIPT Frank Inc, Cl 2
2015	1,493	$1.03	to	$1.00	$1,523	5.94%	0.55%	to	1.85%	(7.56%)		to	(8.76%)
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%		to	2.70%
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74	%(9)	to	4.80	%(9)
FTVIPT Frank Mutual Shares, Cl 2
2015	5,900	$1.73	to	$1.12	$10,106	3.03%	0.55%	to	1.85%	(5.46%)		to	(6.68%)
2014	6,426	$1.83	to	$1.20	$11,757	2.00%	0.55%	to	1.85%	6.53%		to	5.17%
2013	7,065	$1.72	to	$1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55	%(9)
2012	7,939	$1.35	to	$1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%		to	4.70	%(7)
2011	9,772	$1.18	to	$1.09	$11,887	2.22%	0.55%	to	1.70%	(1.58%)		to	(2.71%)
FTVIPT Frank Sm Cap Val, Cl 2
2015	3,132	$1.95	to	$1.11	$7,393	0.63%	0.55%	to	1.85%	(7.90%)		to	(9.09%)
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%		to	(1.27%)
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90	%(9)
2012	4,575	$1.56	to	$1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79	%(7)
2011	5,110	$1.33	to	$1.23	$9,060	0.71%	0.55%	to	1.70%	(4.29%)		to	(5.38%)

330	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Temp Global Bond, Cl 2
2015	1,432	$0.95	to	$0.91	$1,340	8.05%	0.55%	to	1.85%	(4.83%)		to	(6.06%)
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%		to	(0.03%)
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97	%)(9)	to	(2.83	%)(9)
GS VIT Mid Cap Val, Inst
2015	2,678	$2.12	to	$2.92	$9,503	0.38%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57	to	$2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
2011	5,483	$1.34	to	$1.89	$12,445	0.68%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
GS VIT Multi-Strategy Alt, Advisor
2015	109	$0.92	to	$0.90	$100	2.90%	0.55%	to	1.85%	(5.40%)		to	(6.63%)
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(12)	to	(3.73	%)(12)
GS VIT Sm Cap Eq Insights, Inst
2015	143	$2.29	to	$2.22	$320	0.27%	0.75%	to	0.95%	(2.66%)		to	(2.85%)
2014	158	$2.35	to	$2.28	$362	0.77%	0.75%	to	0.95%	6.13%		to	5.92%
2013	171	$2.21	to	$2.15	$369	1.03%	0.75%	to	0.95%	34.61%		to	34.34%
2012	172	$1.64	to	$1.60	$276	1.15%	0.75%	to	0.95%	11.99%		to	11.76%
2011	190	$1.47	to	$1.44	$273	0.79%	0.75%	to	0.95%	(0.08%)		to	(0.27%)
GS VIT U.S. Eq Insights, Inst
2015	3,667	$1.88	to	$1.60	$6,079	1.30%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20	to	$1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
2011	6,718	$1.05	to	$0.92	$6,314	1.58%	0.55%	to	1.45%	3.48%		to	2.55%
Invesco VI Am Fran, Ser I
2015	222	$1.51	to	$1.50	$334	—	0.75%	to	0.95%	4.22%		to	4.01%
2014	216	$1.45	to	$1.44	$313	0.04%	0.75%	to	0.95%	7.63%		to	7.41%
2013	248	$1.35	to	$1.34	$334	0.44%	0.75%	to	0.95%	39.09%		to	38.81%
2012	255	$0.97	to	$0.97	$247	—	0.75%	to	0.95%	(2.99	%)(6)	to	(3.13	%)(6)
Invesco VI Am Fran, Ser II
2015	2,109	$1.51	to	$1.46	$3,147	—	0.55%	to	1.45%	4.17%		to	3.24%
2014	2,522	$1.45	to	$1.42	$3,626	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	3,298	$1.35	to	$1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
2012	4,255	$0.97	to	$0.96	$4,119	—	0.55%	to	1.45%	(3.04	%)(6)	to	(3.63	%)(6)
Invesco VI Bal Risk Alloc, Ser II
2015	568	$0.99	to	$0.95	$552	3.77%	0.55%	to	1.85%	(4.92%)		to	(6.16%)
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07	%)(9)	to	(2.94	%)(9)
Invesco VI Comstock, Ser II
2015	4,437	$1.77	to	$1.49	$7,438	1.65%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29	to	$1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
2011	9,427	$1.09	to	$0.96	$9,943	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
Invesco VI Core Eq, Ser I
2015	2,602	$2.61	to	$2.61	$6,901	1.11%	1.25%	to	1.25%	(6.94%)		to	(6.94%)
2014	2,966	$2.80	to	$2.80	$8,441	0.84%	1.25%	to	1.25%	6.80%		to	6.80%
2013	3,440	$2.62	to	$2.62	$9,150	1.39%	1.25%	to	1.25%	27.64%		to	27.64%
2012	3,738	$2.05	to	$2.05	$7,784	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	4,290	$1.83	to	$1.83	$7,934	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	331

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser I
2015	593	$1.61	to	$1.56	$940	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	734	$1.59	to	$1.55	$1,151	1.65%	0.55%	to	1.20%	12.21%		to	11.48%
2013	795	$1.42	to	$1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	702	$1.09	to	$1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
2011	994	$0.92	to	$0.92	$912	—	0.55%	to	1.20%	(8.03	%)(5)	to	(8.43	%)(5)
Invesco VI Div Divd, Ser II
2015	744	$1.57	to	$1.53	$1,164	1.45%	0.85%	to	1.45%	0.96%		to	0.35%
2014	814	$1.56	to	$1.52	$1,261	1.45%	0.85%	to	1.45%	11.58%		to	10.91%
2013	839	$1.39	to	$1.37	$1,166	2.10%	0.85%	to	1.45%	29.66%		to	28.88%
2012	799	$1.08	to	$1.06	$858	1.79%	0.85%	to	1.45%	17.37%		to	16.66%
2011	960	$0.92	to	$0.91	$879	—	0.85%	to	1.45%	(8.36	%)(5)	to	(8.73	%)(5)
Invesco VI Global Hlth, Ser II
2015	1,513	$2.23	to	$2.17	$3,377	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32	to	$1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	1,882	$1.10	to	$1.11	$2,093	—	0.55%	to	1.45%	3.16%		to	2.23%
Invesco VI Intl Gro, Ser II
2015	3,147	$1.69	to	$1.37	$4,847	1.36%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49	to	$1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
2011	3,906	$1.30	to	$1.09	$4,706	1.19%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
Invesco VI Mid Cap Gro, Ser I
2015	315	$1.43	to	$1.41	$449	—	0.75%	to	1.20%	0.45%		to	0.00%
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98	to	$0.97	$432	—	0.75%	to	1.20%	(2.22	%)(6)	to	(2.52	%)(6)
Invesco VI Mid Cap Gro, Ser II
2015	977	$1.43	to	$1.38	$1,381	—	0.55%	to	1.45%	0.49%		to	(0.41%)
2014	1,096	$1.42	to	$1.39	$1,546	—	0.55%	to	1.45%	7.10%		to	6.14%
2013	1,251	$1.33	to	$1.31	$1,655	0.22%	0.55%	to	1.45%	35.86%		to	34.64%
2012	1,387	$0.98	to	$0.97	$1,355	—	0.55%	to	1.45%	(2.10	%)(6)	to	(2.69	%)(6)
Invesco VI Tech, Ser I
2015	1,018	$1.97	to	$2.42	$1,434	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	1,107	$1.85	to	$2.29	$1,478	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	1,200	$1.68	to	$2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	1,363	$1.35	to	$1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	1,522	$1.22	to	$1.53	$1,351	0.17%	0.55%	to	1.20%	(5.57%)		to	(6.19%)
Ivy VIP Asset Strategy
2015	934	$1.04	to	$1.00	$955	0.37%	0.55%	to	1.85%	(8.85%)		to	(10.03%)
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29	%(9)	to	17.27	%(9)
Janus Aspen Enterprise, Serv
2015	651	$1.20	to	$1.16	$770	0.52%	0.75%	to	0.95%	2.99%		to	2.79%
2014	661	$1.17	to	$1.13	$767	0.03%	0.75%	to	0.95%	11.40%		to	11.18%
2013	684	$1.05	to	$1.02	$714	0.38%	0.75%	to	0.95%	31.05%		to	30.79%
2012	830	$0.80	to	$0.78	$660	—	0.75%	to	0.95%	16.11%		to	15.88%
2011	851	$0.69	to	$0.67	$584	—	0.75%	to	0.95%	(2.39%)		to	(2.58%)
Janus Aspen Flex Bond, Serv
2015	766	$1.02	to	$0.98	$773	2.07%	0.55%	to	1.85%	(0.60%)		to	(1.90%)
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97	%)(9)	to	(2.82	%)(9)

332	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Gbl Alloc Mod, Serv
2015	142	$1.18	to	$1.04	$166	0.81%	0.55%	to	1.85%	(2.89%)		to	(4.16%)
2014	96	$1.22	to	$1.08	$117	4.82%	0.55%	to	1.85%	2.66%		to	1.33%
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29	%(9)
2012	—	$1.04	to	$1.03	$1	2.56%	0.55%	to	1.80%	3.40	%(7)	to	2.54	%(7)
Janus Aspen Global Tech, Serv
2015	793	$0.93	to	$3.15	$744	—	0.75%	to	1.20%	3.86%		to	3.40%
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61	to	$2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
2011	1,628	$0.52	to	$1.79	$874	—	0.75%	to	1.20%	(9.34%)		to	(9.75%)
Janus Aspen Janus, Serv
2015	2,641	$1.63	to	$1.35	$4,186	0.45%	0.55%	to	1.85%	4.50%		to	3.15%
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75	%(9)
2012	4,885	$1.08	to	$1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04	%(6)
2011	6,490	$0.92	to	$1.08	$5,853	0.44%	0.55%	to	1.70%	(6.06%)		to	(7.13%)
Janus Aspen Overseas, Serv
2015	1,319	$1.31	to	$2.48	$1,733	0.50%	0.75%	to	1.20%	(9.48%)		to	(9.89%)
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46	to	$2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
2011	3,493	$1.30	to	$2.51	$4,637	0.38%	0.75%	to	1.20%	(32.84%)		to	(33.14%)
Lazard Ret Global Dyn MA, Serv
2015	401	$1.14	to	$1.10	$452	—	0.55%	to	1.85%	(0.98%)		to	(2.27%)
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55	%(9)	to	9.60	%(9)
MFS Mass Inv Gro Stock, Serv Cl
2015	4,107	$0.98	to	$0.97	$4,013	0.61%	0.55%	to	1.45%	(2.04	%)(13)	to	(2.71	%)(13)
MFS New Dis, Serv Cl
2015	1,097	$2.21	to	$2.59	$1,837	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75	to	$2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	2,719	$1.46	to	$1.76	$3,023	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
MFS Utilities, Serv Cl
2015	2,862	$2.53	to	$0.98	$6,713	3.85%	0.55%	to	1.85%	(15.22%)		to	(16.31%)
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94	%(9)
2012	4,250	$2.24	to	$1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85	%(7)
2011	5,023	$1.99	to	$1.22	$9,711	2.96%	0.55%	to	1.70%	5.92%		to	4.71%
MS UIF Global Real Est, Cl II
2015	2,015	$1.38	to	$1.30	$2,726	2.22%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22	to	$1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%
2011	2,818	$0.94	to	$0.92	$2,636	3.25%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
MS UIF Mid Cap Gro, Cl II
2015	919	$1.70	to	$1.14	$1,600	—	0.55%	to	1.85%	(6.50%)		to	(7.72%)
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92	%(9)
2012	1,687	$1.31	to	$0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93	%)(7)
2011	2,046	$1.21	to	$1.15	$2,553	0.25%	0.55%	to	1.70%	(7.68%)		to	(8.74%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	333

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
NB AMT Abs Return Multi-Mgr, Cl S
2015	56	$0.93	to	$0.91	$53	—	0.55%	to	1.85%	(5.59%)		to	(6.80%)
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(12)	to	(2.11	%)(12)
NB AMT Intl Eq, Cl S
2015	1,263	$1.09	to	$1.13	$1,393	0.99%	0.55%	to	1.45%	0.97%		to	0.07%
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95	to	$1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
2011	1,772	$0.81	to	$0.88	$1,479	6.11%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
NB AMT Soc Responsive, Cl S
2015	323	$1.83	to	$1.25	$585	0.31%	0.85%	to	1.85%	(1.43%)		to	(2.42%)
2014	361	$1.86	to	$1.28	$665	0.11%	0.85%	to	1.85%	9.18%		to	8.09%
2013	500	$1.70	to	$1.18	$845	0.61%	0.85%	to	1.85%	36.25%		to	18.65	%(9)
2012	397	$1.25	to	$1.00	$494	0.11%	0.85%	to	1.80%	9.80%		to	0.87	%(7)
2011	369	$1.14	to	$1.13	$419	0.27%	0.85%	to	1.70%	(3.97%)		to	(4.78%)
Oppen Eq Inc VA, Serv
2015	708	$1.29	to	$1.22	$907	2.58%	0.85%	to	1.45%	(10.58%)		to	(11.12%)
2014	910	$1.45	to	$1.37	$1,306	1.44%	0.85%	to	1.45%	9.79%		to	9.13%
2013	926	$1.32	to	$1.26	$1,212	1.15%	0.85%	to	1.45%	27.61%		to	26.85%
2012	975	$1.03	to	$0.99	$1,000	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	1,025	$0.92	to	$0.89	$938	0.89%	0.85%	to	1.45%	(5.29%)		to	(5.86%)
Oppen Global VA, Serv
2015	3,039	$2.05	to	$1.18	$5,555	1.07%	0.55%	to	1.85%	3.10%		to	1.77%
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%		to	0.18%
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22	%(9)
2012	4,464	$1.55	to	$1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96	%(7)
2011	5,107	$1.29	to	$1.06	$6,020	1.08%	0.55%	to	1.70%	(9.03%)		to	(10.07%)
Oppen Global Strategic Inc VA, Srv
2015	13,716	$1.53	to	$0.93	$19,807	5.49%	0.55%	to	1.85%	(3.02%)		to	(4.28%)
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%		to	0.61%
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%)		to	(4.41	%)(9)
2012	25,951	$1.56	to	$1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
2011	29,871	$1.39	to	$1.26	$39,888	3.00%	0.55%	to	1.45%	0.10%		to	(0.80%)
Oppen Main St Sm Cap VA, Serv
2015	1,551	$2.16	to	$1.22	$3,061	0.62%	0.55%	to	1.85%	(6.61%)		to	(7.82%)
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%		to	9.60%
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80	%(9)
2012	1,483	$1.49	to	$1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33	%(7)
2011	1,635	$1.27	to	$1.17	$1,949	0.42%	0.55%	to	1.70%	(2.92%)		to	(4.03%)
PIMCO VIT All Asset, Advisor Cl
2015	6,336	$1.33	to	$0.85	$8,092	2.98%	0.55%	to	1.85%	(9.69%)		to	(10.87%)
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)		to	(1.38%)
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%)		to	(3.73	%)(9)
2012	15,560	$1.48	to	$1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19	%(7)
2011	15,081	$1.29	to	$1.06	$19,103	7.65%	0.55%	to	1.70%	1.37%		to	0.22%
PIMCO VIT Glb MA Man Alloc, Adv Cl
2015	118	$0.98	to	$0.91	$115	1.77%	0.55%	to	1.85%	(0.81%)		to	(2.09%)
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%		to	2.65%
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%)		to	(11.19	%)(9)
2012	105	$1.03	to	$1.03	$110	3.55%	0.55%	to	1.80%	2.91	%(7)	to	2.06	%(7)
PIMCO VIT Tot Return, Advisor Cl
2015	439	$1.00	to	$0.96	$463	4.84%	0.55%	to	1.85%	(0.54%)		to	(1.83%)
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%		to	2.61%
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98	%)(9)	to	(4.83	%)(9)

334	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Hlth Care, Cl IB
2015	771	$2.85	to	$3.01	$2,025	7.92%	0.55%	to	1.20%	7.20%		to	6.50%
2014	753	$2.66	to	$2.82	$1,856	9.16%	0.55%	to	1.20%	26.94%		to	26.12%
2013	817	$2.09	to	$2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
2012	823	$1.49	to	$1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
2011	978	$1.22	to	$1.32	$1,124	3.62%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
Put VT Intl Eq, Cl IB
2015	560	$1.44	to	$1.83	$872	1.20%	0.55%	to	1.20%	(0.41%)		to	(1.06%)
2014	627	$1.44	to	$1.85	$982	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	676	$1.56	to	$2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
2012	886	$1.22	to	$1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
2011	1,233	$1.01	to	$1.32	$1,369	3.42%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
Put VT Multi-Cap Gro, Cl IA
2015	2,479	$2.18	to	$2.18	$5,403	1.91%	1.25%	to	1.25%	(1.31%)		to	(1.31%)
2014	2,735	$2.21	to	$2.21	$6,040	0.52%	1.25%	to	1.25%	12.39%		to	12.39%
2013	3,119	$1.96	to	$1.96	$6,130	0.73%	1.25%	to	1.25%	35.05%		to	35.05%
2012	3,409	$1.45	to	$1.45	$4,961	0.50%	1.25%	to	1.25%	15.63%		to	15.63%
2011	3,746	$1.26	to	$1.26	$4,715	0.40%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
Put VT Multi-Cap Gro, Cl IB
2015	403	$1.88	to	$1.82	$750	1.66%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%		to	12.13%
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24	to	$1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
2011	804	$1.07	to	$1.06	$856	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.22%)
Royce Micro-Cap, Invest Cl
2015	175	$2.68	to	$2.60	$461	—	0.75%	to	0.95%	(13.11%)		to	(13.29%)
2014	189	$3.08	to	$3.00	$571	—	0.75%	to	0.95%	(4.30%)		to	(4.49%)
2013	258	$3.22	to	$3.14	$816	0.53%	0.75%	to	0.95%	20.08%		to	19.84%
2012	325	$2.68	to	$2.62	$860	—	0.75%	to	0.95%	6.80%		to	6.58%
2011	369	$2.51	to	$2.46	$915	2.15%	0.75%	to	0.95%	(12.76%)		to	(12.93%)
Third Ave Val
2015	388	$2.30	to	$2.23	$875	3.34%	0.75%	to	0.95%	(9.57%)		to	(9.75%)
2014	471	$2.54	to	$2.47	$1,174	2.87%	0.75%	to	0.95%	3.60%		to	3.39%
2013	549	$2.45	to	$2.39	$1,322	3.31%	0.75%	to	0.95%	18.08%		to	17.84%
2012	619	$2.08	to	$2.03	$1,265	0.87%	0.75%	to	0.95%	26.38%		to	26.13%
2011	712	$1.64	to	$1.61	$1,154	1.75%	0.75%	to	0.95%	(21.89%)		to	(22.05%)
VanEck VIP Global Gold, Cl S
2015	368	$0.54	to	$0.52	$198	—	0.55%	to	1.85%	(24.57%)		to	(25.55%)
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15	%)(9)	to	(23.82	%)(9)
VP Aggr, Cl 2
2015	35,217	$1.52	to	$1.12	$52,451	—	0.55%	to	1.85%	(1.30%)		to	(2.58%)
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45	%(9)
2012	31,562	$1.23	to	$1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00	%(7)
2011	29,999	$1.08	to	$1.11	$32,283	—	0.55%	to	1.70%	(3.63%)		to	(4.73%)
VP Aggr, Cl 4
2015	42,374	$1.53	to	$1.45	$63,267	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23	to	$1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	83,698	$1.09	to	$1.07	$90,296	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	335

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP AC Div Bond, Cl 2
2015	441	$1.11	to	$0.97	$480	2.16%	0.85%	to	1.85%	(1.04%)		to	(2.03%)
2014	384	$1.12	to	$0.99	$426	1.15%	0.85%	to	1.85%	4.92%		to	3.87%
2013	215	$1.07	to	$0.96	$229	1.61%	0.85%	to	1.85%	(3.53%)		to	(4.68	%)(9)
2012	247	$1.11	to	$1.02	$273	2.13%	0.85%	to	1.80%	3.96%		to	1.58	%(7)
2011	166	$1.07	to	$1.05	$177	1.00%	0.85%	to	1.70%	6.20%		to	5.30%
VP AQR Man Fut Strategy, Cl 2
2015	369	$1.12	to	$1.08	$410	16.50%	0.55%	to	1.85%	(0.63%)		to	(1.93%)
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%		to	7.99%
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48	%(9)	to	0.59	%(9)
VP BR Gl Infl Prot Sec, Cl 2
2015	461	$1.14	to	$0.93	$521	37.89%	0.85%	to	1.85%	(2.47%)		to	(3.45%)
2014	362	$1.17	to	$0.97	$420	—	0.85%	to	1.85%	7.50%		to	6.42%
2013	371	$1.09	to	$0.91	$402	—	0.85%	to	1.85%	(6.40%)		to	(9.08	%)(9)
2012	372	$1.16	to	$1.04	$431	4.65%	0.85%	to	1.80%	4.72%		to	3.27	%(7)
2011	225	$1.11	to	$1.10	$250	8.12%	0.85%	to	1.70%	8.99%		to	8.05%
VP BR Gl Infl Prot Sec, Cl 3
2015	6,372	$1.41	to	$1.25	$8,552	37.00%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%		to	7.03%
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%)		to	(6.85%)
2012	13,378	$1.41	to	$1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
2011	14,976	$1.35	to	$1.24	$19,525	7.48%	0.55%	to	1.45%	9.43%		to	8.45%
VP Col Wanger Intl Eq, Cl 2
2015	505	$1.40	to	$1.02	$699	1.41%	0.85%	to	1.85%	(2.47%)		to	(3.45%)
2014	427	$1.43	to	$1.06	$606	2.19%	0.85%	to	1.85%	(4.86%)		to	(5.82%)
2013	504	$1.51	to	$1.12	$753	2.56%	0.85%	to	1.85%	20.99%		to	10.16	%(9)
2012	344	$1.25	to	$1.06	$427	1.31%	0.85%	to	1.80%	20.45%		to	4.31	%(7)
2011	150	$1.03	to	$1.02	$156	2.02%	0.85%	to	1.70%	(14.49%)		to	(15.21%)
VP Conserv, Cl 2
2015	30,670	$1.21	to	$1.00	$36,121	—	0.55%	to	1.85%	(0.71%)		to	(1.99%)
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%		to	2.33%
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75	%)(9)
2012	56,493	$1.15	to	$1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86	%(7)
2011	46,252	$1.08	to	$1.06	$49,350	—	0.55%	to	1.70%	2.67%		to	1.49%
VP Conserv, Cl 4
2015	45,333	$1.21	to	$1.15	$53,654	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	111,431	$1.15	to	$1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	121,004	$1.08	to	$1.06	$129,269	—	0.55%	to	1.45%	2.67%		to	1.75%
VP DFA Intl Val, Cl 2
2015	442	$1.08	to	$0.95	$475	1.98%	0.85%	to	1.85%	(8.34%)		to	(9.26%)
2014	307	$1.18	to	$1.05	$362	2.10%	0.85%	to	1.85%	(8.48%)		to	(9.40%)
2013	204	$1.29	to	$1.15	$263	1.99%	0.85%	to	1.85%	18.79%		to	13.28	%(9)
2012	139	$1.09	to	$1.06	$152	2.07%	0.85%	to	1.80%	15.64%		to	6.88	%(7)
2011	119	$0.94	to	$0.93	$113	2.17%	0.85%	to	1.70%	(20.23%)		to	(20.92%)
VP EV Floating Rate Inc, Cl 2
2015	1,096	$1.13	to	$0.96	$1,224	16.66%	0.85%	to	1.85%	(2.41%)		to	(3.40%)
2014	790	$1.16	to	$0.99	$907	3.89%	0.85%	to	1.85%	(0.28%)		to	(1.27%)
2013	762	$1.16	to	$1.01	$882	3.81%	0.85%	to	1.85%	3.05%		to	0.40	%(9)
2012	551	$1.12	to	$1.03	$625	4.68%	0.85%	to	1.80%	6.33%		to	2.21	%(7)
2011	368	$1.06	to	$1.04	$399	2.38%	0.85%	to	1.70%	1.07%		to	0.19%

336	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP MS Adv, Cl 2
2015	129	$1.93	to	$1.29	$246	—	0.85%	to	1.85%	5.52%	to	4.46%
2014	120	$1.83	to	$1.23	$219	—	0.85%	to	1.85%	6.14%	to	5.08%
2013	113	$1.72	to	$1.17	$194	—	0.85%	to	1.85%	29.84%	to	18.98	%(9)
2012	118	$1.33	to	$0.95	$156	—	0.85%	to	1.80%	10.81%	to	(4.89	%)(7)
2011	112	$1.20	to	$1.18	$134	—	0.85%	to	1.70%	(3.31%)	to	(4.14%)
VP Oppen Intl Gro, Cl 2
2015	1,096	$1.38	to	$1.06	$1,502	1.23%	0.85%	to	1.85%	(3.36%)	to	(4.32%)
2014	452	$1.43	to	$1.11	$642	1.53%	0.85%	to	1.85%	(0.93%)	to	(1.91%)
2013	204	$1.44	to	$1.13	$294	1.33%	0.85%	to	1.85%	17.89%	to	12.26	%(9)
2012	170	$1.22	to	$1.05	$208	1.14%	0.85%	to	1.80%	14.38%	to	3.85	%(7)
2011	170	$1.07	to	$1.06	$182	1.44%	0.85%	to	1.70%	(7.90%)	to	(8.69%)
VP JPM Core Bond, Cl 2
2015	334	$1.11	to	$0.97	$364	1.71%	0.85%	to	1.85%	(0.31%)	to	(1.30%)
2014	253	$1.11	to	$0.99	$279	1.83%	0.85%	to	1.85%	4.22%	to	3.17%
2013	138	$1.07	to	$0.96	$147	2.32%	0.85%	to	1.85%	(3.31%)	to	(4.47	%)(9)
2012	246	$1.10	to	$1.02	$270	2.38%	0.85%	to	1.80%	3.59%	to	1.45	%(7)
2011	94	$1.06	to	$1.05	$100	1.19%	0.85%	to	1.70%	5.87%	to	4.95%
VP Jennison Mid Cap Gro, Cl 2
2015	312	$1.82	to	$1.18	$558	—	0.85%	to	1.85%	(3.82%)	to	(4.78%)
2014	195	$1.90	to	$1.24	$361	—	0.85%	to	1.85%	8.14%	to	7.06%
2013	168	$1.75	to	$1.16	$290	—	0.85%	to	1.85%	26.61%	to	15.74	%(9)
2012	135	$1.38	to	$1.01	$184	—	0.85%	to	1.80%	15.14%	to	(0.23	%)(7)
2011	52	$1.20	to	$1.19	$62	—	0.85%	to	1.70%	1.00%	to	0.14%
VP Loomis Sayles Gro, Cl 2
2015	76	$2.10	to	$1.40	$158	—	0.85%	to	1.85%	9.37%	to	8.27%
2014	70	$1.92	to	$1.29	$133	—	0.85%	to	1.85%	11.41%	to	10.29%
2013	57	$1.72	to	$1.17	$98	—	0.85%	to	1.85%	28.30%	to	17.05	%(9)
2012	45	$1.34	to	$0.97	$60	—	0.85%	to	1.80%	12.86%	to	(2.65	%)(7)
2011	41	$1.19	to	$1.17	$49	—	0.85%	to	1.70%	(1.72%)	to	(2.56%)
VP Loomis Sayles Gro II, Cl 1
2015	5,230	$1.77	to	$1.78	$9,283	0.11%	0.55%	to	1.45%	1.61%	to	0.70%
2014	6,204	$1.74	to	$1.76	$10,874	0.22%	0.55%	to	1.45%	8.82%	to	7.84%
2013	7,077	$1.60	to	$1.64	$11,439	0.24%	0.55%	to	1.45%	34.90%	to	33.69%
2012	8,484	$1.19	to	$1.22	$10,191	0.66%	0.55%	to	1.45%	11.62%	to	10.61%
2011	11,322	$1.06	to	$1.11	$12,227	0.30%	0.55%	to	1.45%	(3.17%)	to	(4.04%)
VP MFS Val, Cl 2
2015	736	$1.89	to	$1.23	$1,370	—	0.85%	to	1.85%	(1.81%)	to	(2.79%)
2014	561	$1.93	to	$1.27	$1,064	—	0.85%	to	1.85%	9.17%	to	8.07%
2013	191	$1.77	to	$1.17	$331	—	0.85%	to	1.85%	34.34%	to	16.63	%(9)
2012	117	$1.31	to	$1.03	$153	—	0.85%	to	1.80%	14.97%	to	2.35	%(7)
2011	118	$1.14	to	$1.13	$134	—	0.85%	to	1.70%	(1.12%)	to	(1.96%)
VP Mod, Cl 2
2015	318,583	$1.38	to	$1.05	$428,004	—	0.55%	to	1.85%	(1.10%)	to	(2.39%)
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%	to	3.13%
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%	to	4.35	%(9)
2012	306,959	$1.21	to	$1.03	$365,766	—	0.55%	to	1.80%	10.26%	to	2.31	%(7)
2011	242,627	$1.09	to	$1.09	$263,319	—	0.55%	to	1.70%	(0.28%)	to	(1.42%)
VP Mod, Cl 4
2015	526,898	$1.38	to	$1.31	$711,957	—	0.55%	to	1.45%	(1.10%)	to	(1.99%)
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%	to	3.54%
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%	to	9.82%
2012	652,210	$1.21	to	$1.18	$778,788	—	0.55%	to	1.45%	10.25%	to	9.25%
2011	675,653	$1.09	to	$1.08	$734,628	—	0.55%	to	1.45%	(0.19%)	to	(1.08%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	337

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 2
2015	151,586	$1.45	to	$1.08	$214,955	—	0.55%	to	1.85%	(1.27%)		to	(2.55%)
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%		to	3.22%
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43	%(9)
2012	145,875	$1.22	to	$1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02	%(7)
2011	131,371	$1.09	to	$1.10	$142,553	—	0.55%	to	1.70%	(1.97%)		to	(3.09%)
VP Mod Aggr, Cl 4
2015	175,613	$1.46	to	$1.38	$250,250	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	310,574	$1.22	to	$1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	354,776	$1.09	to	$1.08	$385,889	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
VP Mod Conserv, Cl 2
2015	75,500	$1.29	to	$1.03	$94,822	—	0.55%	to	1.85%	(0.77%)		to	(2.06%)
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%		to	2.85%
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70	%(9)
2012	100,587	$1.18	to	$1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88	%(7)
2011	76,602	$1.09	to	$1.08	$82,606	—	0.55%	to	1.70%	1.30%		to	0.14%
VP Mod Conserv, Cl 4
2015	113,383	$1.30	to	$1.23	$143,667	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	196,022	$1.18	to	$1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	201,183	$1.09	to	$1.07	$217,531	—	0.55%	to	1.45%	1.39%		to	0.48%
VP MS Global Real Est, Cl 2
2015	454	$1.56	to	$1.00	$699	6.51%	0.85%	to	1.85%	(2.05%)		to	(3.04%)
2014	407	$1.60	to	$1.03	$641	1.81%	0.85%	to	1.85%	12.85%		to	11.73%
2013	259	$1.41	to	$0.92	$363	6.60%	0.85%	to	1.85%	2.17%		to	(8.31	%)(9)
2012	170	$1.38	to	$1.14	$235	0.12%	0.85%	to	1.80%	29.11%		to	10.70	%(7)
2011	112	$1.07	to	$1.06	$121	4.30%	0.85%	to	1.70%	(10.38%)		to	(11.15%)
VP Multi-Mgr Div Inc, Cl 2
2015	54	$0.98	to	$0.96	$53	3.71%	0.55%	to	1.85%	(1.45%)		to	(2.73%)
2014	5	$0.99	to	$0.98	$7	1.19%	0.55%	to	1.85%	(0.94	%)(12)	to	(1.59	%)(12)
VP Multi-Mgr Int Rate Adapt, Cl 2
2015	68	$0.97	to	$0.95	$67	3.57%	0.55%	to	1.85%	(2.02%)		to	(3.29%)
2014	10	$0.99	to	$0.99	$11	1.79%	0.55%	to	1.85%	(0.83	%)(12)	to	(1.48	%)(12)
VP NFJ Divd Val, Cl 2
2015	222	$1.70	to	$1.10	$372	—	0.85%	to	1.85%	(9.21%)		to	(10.12%)
2014	345	$1.87	to	$1.23	$641	—	0.85%	to	1.85%	8.62%		to	7.53%
2013	220	$1.72	to	$1.14	$376	—	0.85%	to	1.85%	26.63%		to	13.19	%(9)
2012	183	$1.36	to	$1.04	$248	—	0.85%	to	1.80%	12.82%		to	4.50	%(7)
2011	121	$1.20	to	$1.19	$146	—	0.85%	to	1.70%	2.42%		to	1.55%
VP Nuveen Winslow Lg Cap Gro, Cl 2
2015	57	$2.12	to	$1.37	$117	—	0.85%	to	1.85%	4.96%		to	3.91%
2014	38	$2.02	to	$1.32	$74	—	0.85%	to	1.85%	9.23%		to	8.13%
2013	47	$1.85	to	$1.22	$85	—	0.85%	to	1.85%	35.06%		to	22.61	%(9)
2012	39	$1.37	to	$0.95	$51	—	0.85%	to	1.80%	12.33%		to	(3.59	%)(7)
2011	36	$1.22	to	$1.20	$44	—	0.85%	to	1.70%	(1.19%)		to	(2.03%)
VP Ptnrs Sm Cap Gro, Cl 2
2015	131	$1.80	to	$1.12	$231	—	0.85%	to	1.85%	(6.12%)		to	(7.06%)
2014	88	$1.92	to	$1.21	$165	—	0.85%	to	1.85%	(1.34%)		to	(2.32%)
2013	92	$1.94	to	$1.24	$175	—	0.85%	to	1.85%	38.71%		to	24.08	%(9)
2012	78	$1.40	to	$0.97	$109	—	0.85%	to	1.80%	10.02%		to	(4.30	%)(7)
2011	26	$1.27	to	$1.26	$33	—	0.85%	to	1.70%	(1.43%)		to	(2.27%)

338	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Sm Cap Val, Cl 2
2015	120	$1.59	to	$1.06	$190	—	0.85%	to	1.85%	(10.21%)		to	(11.11%)
2014	103	$1.77	to	$1.19	$181	—	0.85%	to	1.85%	1.08%		to	0.06%
2013	123	$1.75	to	$1.19	$214	—	0.85%	to	1.85%	33.53%		to	19.59	%(9)
2012	137	$1.31	to	$1.03	$179	—	0.85%	to	1.80%	12.37%		to	3.51	%(7)
2011	84	$1.17	to	$1.15	$98	—	0.85%	to	1.70%	(5.33%)		to	(6.14%)
VP Ptnrs Sm Cap Val, Cl 3
2015	2,377	$1.88	to	$1.52	$5,705	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54	to	$1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	5,764	$1.36	to	$1.14	$9,817	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
VP Pyramis Intl Eq, Cl 2
2015	288	$1.32	to	$1.00	$378	1.18%	0.85%	to	1.85%	(1.44%)		to	(2.43%)
2014	202	$1.34	to	$1.03	$269	1.43%	0.85%	to	1.85%	(7.80%)		to	(8.71%)
2013	66	$1.45	to	$1.13	$97	1.77%	0.85%	to	1.85%	20.24%		to	10.56	%(9)
2012	34	$1.21	to	$1.09	$42	2.08%	0.85%	to	1.80%	19.58%		to	7.83	%(7)
2011	21	$1.01	to	$1.00	$22	2.41%	0.85%	to	1.70%	(13.60%)		to	(14.33%)
VP Lazard Intl Eq Adv, Cl 2
2015	130	$1.00	to	$0.97	$130	2.87%	0.55%	to	1.85%	(4.23%)		to	(5.48%)
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50	%(10)	to	4.57	%(10)
VP MFS Blended Res Core Eq, Cl 2
2015	170	$1.71	to	$1.21	$284	—	0.85%	to	1.85%	(0.52%)		to	(1.52%)
2014	142	$1.72	to	$1.23	$239	—	0.85%	to	1.85%	10.63%		to	9.52%
2013	127	$1.55	to	$1.12	$194	—	0.85%	to	1.85%	27.18%		to	11.86	%(9)
2012	122	$1.22	to	$0.99	$149	—	0.85%	to	1.80%	9.66%		to	(0.92	%)(7)
2011	77	$1.11	to	$1.10	$85	—	0.85%	to	1.70%	(4.42%)		to	(5.23%)
VP MFS Blended Res Core Eq, Cl 3
2015	1,758	$1.49	to	$1.41	$2,564	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05	to	$1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	4,606	$0.95	to	$0.93	$4,367	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
VP TCW Core Plus Bond, Cl 2
2015	311	$1.05	to	$0.97	$326	0.61%	0.85%	to	1.85%	(0.90%)		to	(1.90%)
2014	140	$1.06	to	$0.99	$149	0.38%	0.85%	to	1.85%	3.93%		to	2.89%
2013	122	$1.02	to	$0.96	$125	0.52%	0.85%	to	1.85%	(3.17%)		to	(3.74	%)(9)
2012	95	$1.06	to	$1.00	$101	1.65%	0.85%	to	1.80%	1.19%		to	(0.39	%)(7)
2011	64	$1.05	to	$1.03	$68	0.77%	0.85%	to	1.70%	4.32%		to	3.43%
VP Vty Sycamore Estb Val, Cl 2
2015	204	$1.96	to	$1.28	$391	—	0.85%	to	1.85%	(0.84%)		to	(1.84%)
2014	157	$1.97	to	$1.30	$303	—	0.85%	to	1.85%	10.96%		to	9.85%
2013	209	$1.78	to	$1.18	$366	—	0.85%	to	1.85%	34.51%		to	18.96	%(9)
2012	195	$1.32	to	$1.04	$255	—	0.85%	to	1.80%	15.87%		to	3.29	%(7)
2011	121	$1.14	to	$1.13	$138	—	0.85%	to	1.70%	(7.32%)		to	(8.11%)
VP Vty Sycamore Estb Val, Cl 3
2015	370	$2.13	to	$1.83	$739	—	0.55%	to	1.45%	(0.39%)		to	(1.29%)
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42	to	$1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	408	$1.22	to	$1.09	$470	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	339

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP WF Short Duration Govt, Cl 2
2015	1,960	$1.00	to	$0.95	$1,952	0.81%	0.55%	to	1.85%	(0.47%)		to	(1.77%)
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(12)	to	(1.15%)
2013	255	$1.01	to	$0.98	$256	0.73%	0.85%	to	1.85%	(1.33%)		to	(1.83	%)(9)
2012	227	$1.03	to	$1.00	$232	0.96%	0.85%	to	1.80%	0.90%		to	(0.34	%)(7)
2011	179	$1.02	to	$1.00	$182	0.81%	0.85%	to	1.70%	1.33%		to	0.46%
Wanger Intl
2015	5,689	$2.45	to	$1.55	$12,162	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13	to	$1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
2011	10,953	$1.76	to	$1.16	$17,152	4.77%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
Wanger USA
2015	6,849	$2.12	to	$1.77	$17,962	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%		to	3.27%
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54	to	$1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	13,163	$1.29	to	$1.12	$22,222	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
WF VT Index Asset Alloc, Cl 2
2015	1,081	$2.05	to	$2.21	$2,222	1.03%	0.75%	to	1.20%	0.49%		to	0.04%
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%		to	16.65%
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47	to	$1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%
2011	1,940	$1.31	to	$1.43	$2,550	2.98%	0.75%	to	1.20%	5.69%		to	5.22%
WF VT Intl Eq, Cl 2
2015	1,899	$1.45	to	$1.05	$2,450	3.96%	0.55%	to	1.45%	1.24%		to	0.33%
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28	to	$0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
2011	3,281	$1.13	to	$0.85	$3,329	0.10%	0.55%	to	1.45%	(13.39%)		to	(14.16%)
WF VT Opp, Cl 2
2015	1,495	$2.10	to	$1.20	$3,285	0.13%	0.55%	to	1.85%	(3.61%)		to	(4.87%)
2014	1,751	$2.18	to	$1.26	$3,992	0.06%	0.55%	to	1.85%	9.82%		to	8.40%
2013	2,087	$1.99	to	$1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76	%(9)
2012	2,419	$1.53	to	$1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%		to	1.27	%(7)
2011	3,066	$1.33	to	$1.14	$4,345	0.11%	0.55%	to	1.70%	(6.04%)		to	(7.11%)
WF VT Sm Cap Gro, Cl 2
2015	1,507	$2.32	to	$1.24	$3,228	—	0.55%	to	1.85%	(3.41%)		to	(4.66%)
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)		to	(3.68%)
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94	%(9)
2012	2,493	$1.65	to	$0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99	%)(7)
2011	3,049	$1.54	to	$1.20	$4,431	—	0.55%	to	1.70%	(5.12%)		to	(6.20%)
WA Var Global Hi Yd Bond, Cl II
2015	272	$0.93	to	$0.90	$252	5.37%	0.55%	to	1.85%	(6.59%)		to	(7.80%)
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)		to	(3.31%)
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04	%(9)	to	0.16	%(9)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

340	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2011.
(6)	New subaccount operations commenced on April 27, 2012.
(7)	New subaccount operations commenced on April 30, 2012.
(8)	New subaccount operations commenced on April 26, 2013.
(9)	New subaccount operations commenced on April 29, 2013.
(10)	New subaccount operations commenced on April 30, 2013.
(11)	New subaccount operations commenced on Nov. 18, 2013.
(12)	New subaccount operations commenced on June 30, 2014.
(13)	New subaccount operations commenced on March 27, 2015.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	341

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2015 and December 31, 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 19, 2016

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $1,720,349; 2014, $1,707,999)	$1,784,405	$1,842,234
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2015 and 2014, $2,038)	135,452	144,614
Policy loans	46,740	45,112
Other investments	359	375
Total investments	1,966,956	2,032,335
Cash and cash equivalents	43,812	24,143
Reinsurance recoverables	126,671	117,296
Other receivables	10,391	8,587
Accrued investment income	18,687	19,148
Deferred acquisition costs	160,600	150,763
Other assets	160,853	176,629
Separate account assets	4,367,522	4,480,677
Total assets	$6,855,492	$7,009,578

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,930,666	$1,980,331
Other liabilities	138,161	127,322
Separate account liabilities	4,367,522	4,480,677
Total liabilities	6,436,349	6,588,330
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,915	106,906
Retained earnings	281,351	256,788
Accumulated other comprehensive income, net of tax	28,877	55,554
Total shareholder’s equity	419,143	421,248
Total liabilities and shareholder’s equity	$6,855,492	$7,009,578

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2015	2014	2013
Revenues
Premiums	$23,091	$24,484	$24,284
Net investment income	85,903	87,260	90,983
Policy and contract charges	110,716	106,271	99,975
Other revenues	23,475	21,257	19,180
Net realized investment gains (losses)	(482)	2,024	1,135
Total revenues	242,703	241,296	235,557

Benefits and expenses
Benefits, claims, losses and settlement expenses	74,107	64,479	52,288
Interest credited to fixed accounts	48,138	50,510	54,502
Amortization of deferred acquisition costs	15,096	13,159	8,098
Other insurance and operating expenses	41,535	45,498	44,490
Total benefits and expenses	178,876	173,646	159,378
Pretax income	63,827	67,650	76,179
Income tax provision	14,264	15,441	21,790
Net income	$49,563	$52,209	$54,389

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(776)	$(358)	$(34)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	375	14	(83)
Net impairment losses recognized in net realized investment gains (losses)	$(401)	$(344)	$(117)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2015	2014	2013

Net income	$49,563	$52,209	$54,389
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(26,677)	12,175	(45,365)
Total comprehensive income	$22,886	$64,384	$9,024

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$2,000	$106,751	$199,190	$88,744	$396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)

Balances at December 31, 2014	2,000	106,906	256,788	55,554	421,248
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive loss, net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)
Balances at December 31, 2015	$2,000	$106,915	$281,351	$28,877	$419,143

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$49,563	$52,209	$54,389
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,499	4,273	3,351
Deferred income tax expense (benefit)	(3,557)	13,346	1,140
Contractholder and policyholder charges, non-cash	(21,737)	(20,780)	(20,034)
(Gain) loss from equity method investments	9	(9)	(122)
Net realized investment (gains) losses	81	(2,368)	(1,252)
Other-than-temporary impairments recognized in net realized investment gains	401	344	117
Changes in operating assets and liabilities:
Deferred acquisition costs	(3,965)	(5,398)	(11,097)
Policyholder account balances, future policy benefits and claims, net	41,444	77,397	(55,456)
Derivatives, net of collateral	37,312	(40,530)	43,395
Reinsurance recoverables	(8,323)	(8,177)	(10,163)
Other receivables	(1,872)	(586)	(1,228)
Accrued investment income	461	604	978
Other, net	23,260	(18,476)	6,962
Net cash provided by operating activities	116,576	51,849	10,980

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	11,350	16,620	20,988
Maturities, sinking fund payments and calls	192,721	208,977	238,974
Purchases	(219,602)	(280,820)	(233,274)
Proceeds from maturities and repayments of commercial mortgage loans	17,439	22,231	28,238
Funding of commercial mortgage loans	(8,277)	(16,893)	(22,898)
Net proceeds from sales of other investments	7	—	—
Purchase of land, buildings, equipment and software	(22)	(73)	—
Change in policy loans, net	(1,628)	(4,013)	(1,710)
Net cash provided by (used in) investing activities	(8,012)	(53,971)	30,318

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	147,391	150,722	160,592
Net transfers to separate accounts	(22,966)	(28,652)	(21,615)
Surrenders and other benefits	(172,766)	(110,714)	(119,320)
Proceeds from line of credit with Ameriprise Financial, Inc.	6,300	—	1,700
Payments on line of credit with Ameriprise Financial, Inc.	(6,300)	—	(1,700)
Tax adjustment on share-based incentive compensation plan	9	55	100
Cash paid for purchased options with deferred premiums	(15,563)	(13,301)	(13,922)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(24,000)	(25,000)
Net cash used in financing activities	(88,895)	(25,890)	(19,165)
Net increase (decrease) in cash and cash equivalents	19,669	(28,012)	22,133
Cash and cash equivalents at beginning of period	24,143	52,155	30,022
Cash and cash equivalents at end of period	$43,812	$24,143	$52,155

Supplemental Disclosures:
Income taxes paid (received), net	$(2,011)	$25,500	$35,436
Interest paid on borrowings	1	—	—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-

RiverSource Life Insurance Co. of New York

temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund

RiverSource Life Insurance Co. of New York

growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

RiverSource Life Insurance Co. of New York

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are

RiverSource Life Insurance Co. of New York

effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. The update should be applied using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. In March 2016, the FASB updated the accounting standards to provide clarification on determining if an entity is a principal or an agent in revenue transactions involving third parties. The key provisions of the update include assessing which entity controls the good or service and whether the nature of the transaction is to provide the good or service or arrange for that good or service to be provided by another entity. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

RiverSource Life Insurance Co. of New York

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,211,835	$63,398	$(22,219)	$1,253,014	$183
Residential mortgage backed securities	195,184	5,596	(1,880)	198,900	(685)
Commercial mortgage backed securities	157,028	3,362	(1,389)	159,001	—
State and municipal obligations	95,292	15,940	(28)	111,204	—
Asset backed securities	57,178	1,507	(501)	58,184	—
Foreign government bonds and obligations	2,624	285	(44)	2,865	—
U.S. government and agencies obligations	1,208	29	—	1,237	—
Total	$1,720,349	$90,117	$(26,061)	$1,784,405	$(502)

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $61.0 million and $32.5 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $24.4 million and nil, respectively, may be sold, pledged or rehypothecated by the counterparty.

At both December 31, 2015 and 2014, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $132.7 million and $140.0 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$338,078	$347,835	19%	$374,584	$391,684	21%
AA	77,776	94,922	5	74,538	95,024	5
A	314,945	338,342	19	335,236	373,669	20
BBB	892,459	909,541	52	814,316	872,112	48
Below investment grade	97,091	93,765	5	109,325	109,745	6
Total fixed maturities	$1,720,349	$1,784,405	100%	$1,707,999	$1,842,234	100%

RiverSource Life Insurance Co. of New York

At December 31, 2015 and 2014, approximately 54% and 51%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity at December 31, 2015. The Company had holdings of $43.6 million in Kinder Morgan, Inc., which were greater than 10% of total equity at December 31, 2014. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	155	$418,321	$(15,777)	23	$37,907	$(6,442)	178	$456,228	$(22,219)
Residential mortgage backed securities	10	44,575	(589)	13	23,640	(1,291)	23	68,215	(1,880)
Commercial mortgage backed securities	20	51,509	(896)	2	17,061	(493)	22	68,570	(1,389)
State and municipal obligations	3	2,947	(28)	—	—	—	3	2,947	(28)
Asset backed securities	11	34,809	(501)	—	—	—	11	34,809	(501)
Foreign government bonds and obligations	2	985	(44)	—	—	—	2	985	(44)
Total	201	$553,146	$(17,835)	38	$78,608	$(8,226)	239	$631,754	$(26,061)

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	Years Ended December 31,
(in thousands)	2015	2014	2013
Beginning balance	$1,452	$1,416	$1,299
Credit losses for which an other-than-temporary impairment was not previously recognized	112	15	—
Credit losses for which an other-than-temporary impairment was previously recognized	—	21	117
Ending balance	$1,564	$1,452	$1,416

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Gross realized investment gains	$922	$2,543	$1,263
Gross realized investment losses	(1,003)	(175)	(11)
Other-than-temporary impairments	(401)	(344)	(117)
Total	$(482)	$2,024	$1,135

Other-than-temporary impairments for the years ended December 31, 2015 and 2014, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 16 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$74,366	$75,032
Due after one year through five years	510,992	535,307
Due after five years through 10 years	476,166	467,585
Due after 10 years	249,435	290,396
	1,310,959	1,368,320
Residential mortgage backed securities	195,184	198,900
Commercial mortgage backed securities	157,028	159,001
Asset backed securities	57,178	58,184
Total	$1,720,349	$1,784,405

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Fixed maturities	$78,348	$79,039	$82,640
Commercial mortgage loans	7,383	8,247	8,578
Policy loans and other investments	2,187	2,039	1,959
	87,918	89,325	93,177
Less: investment expenses	2,015	2,065	2,194
Total	$85,903	$87,260	$90,983

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2015	2014	2013
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2015	2014
Collectively evaluated for impairment	$137,490	$146,652

As of both December 31, 2015 and 2014, the Company had no recorded investment in financing receivables that were individually evaluated for impairment.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2015 and 2014. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. There were no commercial mortgage loans which management has assigned its highest risk rating at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans

RiverSource Life Insurance Co. of New York

which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
South Atlantic	$34,624	$38,607	25%	26%
Pacific	28,934	27,929	21	19
Middle Atlantic	18,120	19,781	13	13
West North Central	14,708	12,480	11	9
Mountain	14,004	15,432	10	11
East North Central	11,527	15,851	8	11
New England	8,980	9,652	7	7
East South Central	4,800	5,022	4	3
West South Central	1,793	1,898	1	1

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
Retail	$36,268	$36,815	26%	25%
Apartments	30,797	29,544	23	20
Industrial	28,034	33,815	20	23
Office	27,308	30,761	20	21
Mixed use	5,202	5,403	4	4
Other	9,881	10,314	7	7

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$150,763	$146,765	$127,704
Capitalization of acquisition costs	19,061	18,557	19,195
Amortization, excluding the impact of valuation assumptions review	(13,896)	(13,859)	(13,498)
Amortization, impact of valuation assumptions review	(1,200)	700	5,400
Impact of change in net unrealized securities losses (gains)	5,872	(1,400)	7,964
Balance at December 31	$160,600	$150,763	$146,765

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$16,970	$18,954	$18,242
Capitalization of sales inducement costs	252	273	285
Amortization, excluding the impact of valuation assumptions review	(2,426)	(2,351)	(1,964)
Amortization, impact of valuation assumptions review	100	200	1,000
Impact of change in net unrealized securities losses (gains)	1,077	(106)	1,391
Balance at December 31	$15,973	$16,970	$18,954

7.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual fixed and variable universal life insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.
Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $11.4 billion and $11.3 billion, respectively, of which $8.0 billion and $7.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Direct premiums	$34,840	$36,205	$35,607
Reinsurance ceded	(11,749)	(11,721)	(11,323)
Net premiums	$23,091	$24,484	$24,284

Policy and contract charges are presented on the Statements of Income net of $5.7 million, $5.0 million and $4.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $13.6 million, $11.9 million and $8.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $95.0 million and $86.3 million related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $2.5 million and $2.7 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2015		2014
Policyholder account balances
Fixed annuities	$922,582		$1,011,775
Variable annuity fixed sub-accounts	255,106		247,746
VUL/UL insurance	185,852		183,810
IUL insurance	34,016		22,674
Other life insurance	37,012		38,117
Total policyholder account balances	1,434,568		1,504,122
Future policy benefits
Variable annuity GMWB	45,907		27,840
Variable annuity GMAB	(237	)(1)	(3,944	)(1)
Other annuity liabilities	1,424		7,700
Fixed annuities life contingent liabilities	91,500		91,227
Life, DI and LTC insurance	322,016		318,893
VUL/UL and other life insurance additional liabilities	29,408		27,364
Total future policy benefits	490,018		469,080
Policy claims and other policyholders’ funds	6,080		7,129
Total policyholder account balances, future policy benefits and claims	$1,930,666		$1,980,331

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at both December 31, 2015 and 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2015	2014
Variable annuity	$3,979,524	$4,073,573
VUL insurance	387,205	406,303
Other insurance	793	801
Total	$4,367,522	$4,480,677

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,941,369	$2,855,258	$16,990	65	$2,924,873	$2,842,871	$1,057	64
Five/six-year reset	521,969	373,009	4,208	64	571,861	425,897	1,919	64
One-year ratchet	520,326	506,376	19,734	66	552,092	537,908	1,550	65
Five-year ratchet	205,496	199,585	1,760	64	222,112	216,465	247	63
Total — GMDB	$4,189,160	$3,934,228	$42,692	65	$4,270,938	$4,023,141	$4,773	64
GMIB	$12,580	$11,632	$270	65	$16,805	$15,811	$72	65
GMWB:
GMWB	$200,796	$200,091	$20	69	$227,961	$227,149	$10	68
GMWB for life	2,110,159	2,099,690	545	66	2,062,524	2,052,018	86	65
Total — GMWB	$2,310,955	$2,299,781	$565	66	$2,290,485	$2,279,167	$96	65
GMAB	$301,599	$300,213	$3,109	58	$309,247	$308,156	$82	57

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$418	63	$405	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$320	$492	$36,060	$5,912	$12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	600	381	27,840	(3,944)	19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	$712	$383	$45,907	$(237)	$23,816

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2015	2014
Mutual funds:
Equity	$2,195,565	$2,288,087
Bond	1,369,091	1,463,515
Other	299,090	258,080
Total mutual funds	$3,863,746	$4,009,682

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,104,851	$148,163	$1,253,014
Residential mortgage backed securities	—	198,354	546	198,900
Commercial mortgage backed securities	—	159,001	—	159,001
State and municipal obligations	—	111,204	—	111,204
Asset backed securities	—	52,158	6,026	58,184
Foreign government bonds and obligations	—	2,865	—	2,865
U.S. government and agencies obligations	256	981	—	1,237
Total Available-for-Sale securities: Fixed maturities	256	1,629,414	154,735	1,784,405
Cash equivalents	—	43,693	—	43,693
Other assets:
Interest rate derivative contracts	—	63,484	—	63,484
Equity derivative contracts	2,396	43,123	—	45,519
Foreign exchange derivative contracts	178	2,319	—	2,497
Total other assets	2,574	108,926	—	111,500
Separate account assets	—	4,367,522	—	4,367,522
Total assets at fair value	$2,830	$6,149,555	$154,735	$6,307,120

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$14,287	$14,287
GMWB and GMAB embedded derivatives	—	—	40,343	40,343	(1)
Total policyholder account balances, future policy benefits and claims	—	—	54,630	54,630	(2)
Other liabilities:
Interest rate derivative contracts	—	19,306	—	19,306
Equity derivative contracts	—	64,451	—	64,451
Foreign exchange derivative contracts	48	343	—	391
Total other liabilities	48	84,100	—	84,148
Total liabilities at fair value	$48	$84,100	$54,630	$138,778

(1)	The fair value of the GMWB and GMAB embedded derivatives included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $20.5 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Co. of New York

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(1)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(2)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(1)	(857	)(2)	(4,962	)(3)	(5,819)
Other comprehensive income	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015 included in:
Net investment income	$(149)	$(4)	$2	$(151)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—		(5,450)		(5,450)
Interest credited to fixed accounts	—	—	—	—		(857)		—		(857)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $3.9 million, $7.0 million and $(9.2) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$145,951	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$14,287	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$40,343	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	53.2%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Co. of New York

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various

RiverSource Life Insurance Co. of New York

components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$135,452	$—	$—	$139,567	$139,567
Policy loans	46,740	—	—	46,481	46,481

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$926,089	$—	$—	$1,029,369	$1,029,369
Separate account liabilities	5,858	—	5,858	—	5,858

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $18.0 million, $16.4 million and $14.6 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $9.4 million, $9.0 million and $8.1 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $2.4 million, $2.3 million and $2.1 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.8 million, $28.2 million and $29.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2015, 2014 and 2013, the Company paid cash dividends of $25.0 million, $24.0 million and $25.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 13 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2015 and 2014, the Company had an amount due from Ameriprise Financial for federal income taxes of $19.4 million and $34.7 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $60.6 million, $52.8 million and $111.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, bonds carried at $256 thousand and $273 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2015	2014	2013

Net income, per accompanying GAAP financial statements	$49,563	$52,209	$54,389
Capitalization/amortization of DAC, net (GAAP item)	(3,964)	(5,398)	(11,097)
Capitalization/amortization of DSIC, net (GAAP item)	2,074	1,878	679
Change in deferred income taxes(1)(2)	651	13,346	1,140
Current income tax expense(1)	—	798	324
Change in future policy benefits(1)	7,235	26,848	(29,614)
Change in separate account liability adjustment (SAP item)	(7,744)	(1,848)	4,368
Derivatives(1)(2)	(1,168)	(45,588)	68,116
Other, net	2,264	385	2,136
Net income (loss), SAP basis(3)	$48,911	$42,630	$90,441

(1)	Represents valuation differences between GAAP and SAP.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2015	2014

Shareholder’s equity, per accompanying GAAP financial statements	$419,143	$421,248
DAC (GAAP item)	(160,600)	(150,763)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(64,056)	(134,235)
DSIC (GAAP item)	(15,973)	(16,970)
Future policy benefits(1)	(9,989)	5,410
Deferred income taxes, net(1)	34,621	48,259
Separate account liability adjustment (SAP item)	149,490	157,234
Non-admitted assets (SAP item)	(17,173)	(13,125)
Asset valuation reserve (SAP item)	(7,008)	(14,324)
Interest maintenance reserve (SAP item)	(5,258)	(6,718)
Other, net	2,316	1,616
Capital and surplus, SAP basis(2)	$325,513	$297,632

(1)	Represents valuation differences between GAAP and SAP.
(2)	Includes unassigned surplus of $216.6 million and $188.7 million at December 31, 2015 and 2014, respectively.

14.   OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$76,433	$—	$76,433	$(48,560)	$(11,312)	$(15,733)	$828
OTC cleared	32,493	—	32,493	(17,801)	(14,348)	—	344
Exchange-traded	2,574	—	2,574	(48)	—	—	2,526
Total derivatives	$111,500	$—	$111,500	$(66,409)	$(25,660)	$(15,733)	$3,698

RiverSource Life Insurance Co. of New York

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$66,299	$—	$66,299	$(48,560)	$—	$(17,739)	$—
OTC cleared	17,801	—	17,801	(17,801)	—	—	—
Exchange-traded	48	—	48	(48)	—	—	—
Total derivatives	$84,148	$—	$84,148	$(66,409)	$—	$(17,739)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared	10,563	—	10,563	(10,563)	—	—	—
Total derivatives	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,945,376	$63,484	$19,306	$1,532,563	$58,855	$13,836
Equity contracts	2,523,973	45,519	64,451	2,275,269	53,835	64,979
Foreign exchange contracts	115,829	2,497	391	86,272	1,237	171
Total non-designated hedges	4,585,178	111,500	84,148	3,894,104	113,927	78,986
Embedded derivatives
GMWB and GMAB(3)	N/A	—	40,343	N/A	—	19,338
IUL	N/A	—	14,287	N/A	—	9,754
Total embedded derivatives	N/A	—	54,630	N/A	—	29,092
Total derivatives	$4,585,178	$111,500	$138,778	$3,894,104	$113,927	$108,078

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $16.8 million and $26.2 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $8.6 million and $18.8 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total loss	(515)	(23,324)
Year Ended December 31, 2014
Interest rate contracts	—	61,137
Equity contracts	595	(22,958)
Foreign exchange contracts	—	2,200
GMWB and GMAB embedded derivatives	—	(57,965)
IUL embedded derivatives	(1,252)	—
Total loss	(657)	(17,586)
Year Ended December 31, 2013
Interest rate contracts	—	(40,944)
Equity contracts	299	(49,169)
Foreign exchange contracts	—	1,247
GMWB and GMAB embedded derivatives	—	78,292
IUL embedded derivatives	(411)	—
Total loss	$(112)	$(10,574)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2016	$12,651	$8,652
2017	9,877	—
2018	8,574	5,241
2019	17,410	—
2020	8,470	—
2021-2025	19,235	—
Total	$76,217	$13,893

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $17.7 million and $9.0 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $17.7 million and $9.0 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in other comprehensive income (loss) and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2013			$88,744
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	$(97,748)	$34,212	(63,536)
Reclassification of net securities gains included in net income(2)	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Total other comprehensive loss	(69,793)	24,428	(45,365)
Balance of AOCI at December 31, 2013			43,379 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income(2)	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Total other comprehensive income	18,731	(6,556)	12,175
Balance of AOCI at December 31, 2014			55,554 (3)
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	(70,661)	24,731	(45,930)
Reclassification of net securities losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive loss	$(41,042)	$14,365	(26,677)
Balance of AOCI at December 31, 2015			$28,877 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $293 thousand, $94 thousand and $157 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Current income tax
Federal	$17,686	$2,086	$20,332
State	135	9	318
Total current income tax	17,821	2,095	20,650
Deferred federal income tax	(3,557)	13,346	1,140
Total income tax provision	$14,264	$15,441	$21,790

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(11.6)	(10.6)	(7.2)
Other	(1.1)	(1.6)	0.8
Income tax provision	22.3%	22.8%	28.6%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$66,410	$73,812
Other	89	3,044
Gross deferred income tax assets	66,499	76,856
Deferred income tax liabilities
Deferred acquisition costs	41,699	36,915
Net unrealized gains on Available-for Sale securities	15,549	29,914
Investment related	6	18,148
DSIC	5,911	5,939
Other	130	657
Gross deferred income tax liabilities	63,295	91,573
Net deferred income tax assets (liabilities)	$3,204	$(14,717)

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2015 and 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$7,249	$7,562	$4,210
Additions based on tax positions related to the current year	410	524	625
Additions for tax positions of prior years	2,026	59	2,727
Reductions for tax positions of prior years	(5,360)	(896)	—
Balance at December 31	$4,325	$7,249	$7,562

If recognized, approximately $117 thousand, $67 thousand and $904 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by approximately $4.2 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $216 thousand, $119 thousand and $60 thousand in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $2.6 million and $2.4 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009, remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2015 and 2014, the Company’s funding commitments for commercial mortgage loan commitments was $2.1 million and $1.5 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

RiverSource Life Insurance Co. of New York

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At both December 31, 2015 and 2014, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6343 CA (5/16)

PART C.

Item 24.	Financial Statements and Exhibits

(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource of New York Variable Annuity Account

Report of Independent Registered Public Accounting Firm dated April 20, 2016

Statements of Assets and Liabilities for the year ended Dec. 31, 2015

Statements of Operations for the year ended Dec. 31, 2015

Statements of Changes in Net Assets for the years ended Dec. 31, 2015 and 2014

Notes to Financial Statements.

The audited financial statements of RiverSource Life Insurance Co. of New York

Report of Independent Registered Public Accounting Firm dated April 19, 2016

Balance Sheets as of Dec. 31, 2015 and 2014

Statements of Income for the years ended Dec. 31, 2015, 2014 and 2013

Statements of Comprehensive Income for the years ended Dec. 31, 2015, 2014 and 2013

Statements of Cash Flows for the years ended Dec. 31, 2015, 2014 and 2013

Statements of Shareholder’s Equity for the three years ended Dec. 31, 2015, 2014 and 2013

Notes to Financial Statements

(b)	Exhibits:

1.1	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant’s Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3	Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4	Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the separate account, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6	Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7	Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8	Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.12	Resolution of the Board of Directors establishing 672 additional subaccounts within the separate account, dated April 6, 2011 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 is incorporated by reference.

1.14	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 12, 2013 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

1.15	Resolution of the Board of Directors establishing 44 additional subaccounts within the separate account, dated April 22, 2015 filed electronically as Exhibit 1.15 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

2	Not applicable.

3.

Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on

Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity (form 411380 NY) and data pages filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement on Form N-4 No. 333-186220 on or about Jan. 25, 2013 is incorporated by reference.

4.2	Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity (form 411381 NY) and data pages filed electronically as Exhibit 4.2 to Registrant’s Initial registration Statement on Form N-4 No. 333-186220 on or about Jan. 25, 2013 is incorporated by reference.

4.3	Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity (form 411382 NY) and data pages filed electronically as Exhibit 4.3 to rRegistrant’s Initial Registration Statement on Form N-4 No. 333-186220 on or about Jan. 25, 2013 is incorporated by reference.

4.4	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.5	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.8	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.9	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.10	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.11	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

4.12	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

4.13	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data pages filed electronically as Exhibit 4.21 to RiverSource Variable Account 10 Initial Registration Statement No. 811-07355, filed on or about Jan. 25, 2013 is incorporated by reference.

4.14	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

4.15	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page filed electronically as Exhibit 4.15 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

4.16	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page filed electronically as Exhibit 4.16 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

4.17	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page filed electronically as Exhibit 4.17 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

5.	Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company,

American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7	Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

8.8	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.10	Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.13	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

8.14	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of new York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

8.15	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.16	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s Post-Effective amendment No. 4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.18	Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.20	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.21	Copy of Participation Agreement dated Oct. 6, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.22	Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.23	Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None.

12.	Not applicable.

13.1	Power of Attorney to sign Amendments to this Registration Statement, dated March 8, 2016 filed electronically as Exhibit 13 To Post-Effective Amendment No. 6 to Registration Statement No. 333-186220 is incorporated herein by reference.

13.2	Power of Attorney for David K. Stewart to sign Amendments to this Registration Statement, dated April 29, 2016 is filed electronically herewith.

14.	Not applicable.

Item 25.	Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor

Jon Stenberg	50605 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Director and Executive Vice President – Annuities

Jean Burhardt Keffler	1010 Swingley Rd. Livingston, MT 59047	Director

Richard N. Bush		Senior Vice President - Corporate Tax

Douglas K. Dunning		Director

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President - Insurance Product Development

Robert R. Grew 2 Wall Street New York, NY 10005-2072	Carter, Ledyard & Milburn	Director

Ronald L. Guzior	Bollam, Sheedy, Torani & Co. LLP CPA’s 26 Computer Drive West Albany, NY 12205	Director

James L. Hamalainen		Senior Vice President – Investments and Treasurer

Jeryl A. Millner	138 Ameriprise Financial Center Minneapolis, MN 55474	Director

Thomas R. Moore		Secretary

Thomas V. Nicolosi	Ameriprise Financial Services Inc. Suite 220 500 Mamaroneck Avenue Harrison, NY 10528	Director

David K. Stewart		Senior Vice President and Controller

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio LLC	DE
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27.	Number of Contract owners

As of March 31, 2016, there were 13,050 non-qualified contract owners and 25,479 qualified contract owners.

Item 28.	Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

(a) RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c) RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNT AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$28,699,298	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 2nd day of May, 2016.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

By	RiverSource Life Insurance Co. of New York
(Depositor)

By	/s/ Jon S. Stenberg*
Jon S. Stenberg*
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 2nd day of May, 2016.

SIGNATURE	TITLE

/s/ Gumer C. Alvero*	Director and Executive Vice President – Annuities
Gumer C. Alvero

/s/ Jon S. Stenberg*	Chairman of the Board, President and Chief Executive Officer
Jon S. Stenberg

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Jason J. Poor*	Director
Jason. J. Poor

/s/ Steve M. Gathje*	Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Mark Gorham*	Director, Vice President – Insurance Product Development
Mark Gorham

/s/ Robert R. Grew*	Director
Robert R. Grew

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ James L. Hamalainen*	Senior Vice President and Treasurer
James L. Hamalainen

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Jeryl A. Millner*	Director
Jeryl A. Millner

/s/ Mark D. Scalercio*	Director
Mark. D. Scalercio

/s/ David K. Stewart**	Senior Vice President and Controller
David K. Stewart

*	Signed pursuant to Power of Attorney dated March 8, 2016, filed electronically as Exhibit 13 to Registrant’s Post-Effective amendment No. 6 to Registration Statement No. 333-186220 herein, by:
**	Signed pursuant to Power of Attorney for David K. Stewart dated April 29, 2016, filed electronically as Exhibit 13.2 to Registrant’s Post-Effective amendment No. 7 to Registration Statement No. 333-186220 herewith, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The combined prospectus for:

RiverSource RAVA 5 Advantage Variable Annuity

RiverSource RAVA 5 Select Variable Annuity

RiverSource RAVA 5 Access Variable Annuity

(offered for contract applications signed on or after April 29, 2013)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2016.

Financial Statements.

Part C.

Other Information.

The signatures.

EXHIBIT INDEX

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.	Consent of Independent Registered Public Accounting Firm

13.	Power of Attorney to sign Amendments to this Registration Statement, dated April 29, 2016